As filed with the U.S. Securities and Exchange Commission on August 28, 2026

File No. 002-73948
File No. 811-03258

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
Pre-Effective Amendment No. __ [ ]
Post-Effective Amendment No. 268 [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
Amendment No. 270

(Check appropriate box or boxes.)

DFA INVESTMENT DIMENSIONS GROUP INC.
(Exact Name of Registrant as Specified in Charter)

6300 Bee Cave Road, Building One, Austin, TX  78746
(Address of Principal Executive Office)  (Zip Code)

Registrant’s Telephone Number, including Area Code  (512) 306-7400

Catherine L. Newell, Esquire, President and General Counsel
DFA Investment Dimensions Group Inc.,
6300 Bee Cave Road, Building One, Austin, TX 78746
(Name and Address of Agent for Service)

Please send copies of all communications to:

Jana L. Cresswell, Esquire
Brian Crowell, Esquire
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103
(215) 564-8048

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)
[X] on August 30, 2026 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on [Date] pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on [Date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Titles of Securities Being Registered:

DFA Municipal Real Return Portfolio: ETF Class Shares

DFA Short-Term Municipal Bond Portfolio: ETF Class Shares

DFA Intermediate Government Fixed Income Portfolio: ETF Class Shares

DFA Five-Year Global Fixed Income Portfolio: ETF Class Shares

DFA Short-Duration Real Return Portfolio: ETF Class Shares

This Post-Effective Amendment No. 268/270 to Registration File Nos. 002-73948/811-03258 includes the following:

1. FACING PAGE

2. CONTENTS PAGE

3. PART A – Prospectus relating to the ETF Class shares of the Registrant’s DFA Municipal Real Return Portfolio and DFA Short-Term Municipal Bond Portfolio series of shares

4. PART A – Prospectus relating to the ETF Class shares of the Registrant’s DFA Five-Year Global Fixed Income Portfolio, DFA Intermediate Government Fixed Income Portfolio and DFA Short-Duration Real Return Portfolio series of shares

5. PART B – Statement of Additional Information relating to the ETF Class shares of the Registrant’s DFA Municipal Real Return Portfolio and DFA Short-Term Municipal Bond Portfolio series of shares

6. PART B – Statement of Additional Information relating to the ETF Class shares of the Registrant’s DFA Five-Year Global Fixed Income Portfolio, DFA Intermediate Government Fixed Income Portfolio and DFA Short-Duration Real Return Portfolio series of shares

7. PART C – Other Information

8. SIGNATURES

Prospectus

August 30, 2026

DFA INVESTMENT DIMENSIONS GROUP INC. ETF CLASS SHARES

	Ticker:	Exchange:
DFA Municipal Real Return Portfolio	DFMR	The Nasdaq Stock Market LLC
DFA Short-Term Municipal Bond Portfolio	DFSM	The Nasdaq Stock Market LLC

This Prospectus describes the ETF Class shares of each Portfolio which are for long-term investors. The Portfolios’ ETF Class shares are listed on a national securities exchange and, unlike mutual fund shares, are not individually redeemable.  In addition to the ETF Class shares, each Portfolio also offers a conventional mutual fund share class in a separate prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Creations and Redemptions	31
Premium/Discount Information	33
Disclosure of Portfolio Holdings	33
Delivery of Shareholder Documents	33
Distribution	33
Distribution and Service (12b-1) Fees	33
Financial Highlights	33

DFA Municipal Real Return Portfolio

ETF Class Shares

Investment Objective

The investment objective of the DFA Municipal Real Return Portfolio (the “Municipal Real Return Portfolio” or the “Portfolio”) is to seek inflation protection and to provide current income from municipal securities.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy, hold or sell ETF Class shares of the Portfolio. You may also incur usual and customary brokerage commissions when buying or selling the ETF Class shares of the Portfolio, which are not reflected in the table or Example that follows.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.20%
Other Expenses[1]	0.05%
Total Annual Fund Operating Expenses	0.25%
Fee Waiver and/or Expense Reimbursement[2]	0.01%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.24%

[1]	The ETF Class shares of the Portfolio are new, so the “Other Expenses" shown for the class are based on anticipated fees and expenses for the first full fiscal year.
[2]

Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the ETF Class shares of the Portfolio. The Fee Waiver and/or Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2028, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

EXAMPLE

This Example is meant to help you compare the cost of investing in the Portfolio's ETF Class shares with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio's ETF Class shares for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio's ETF Class shares reflect the net expenses of the Portfolio's ETF Class shares that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

1 Year	3 Years	5 Years	10 Years
$25	$79	$140	$317

PORTFOLIO TURNOVER

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in

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the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 132% of the average value of its investment portfolio.

Principal Investment Strategies

The Municipal Real Return Portfolio seeks its investment objective by investing primarily in a universe of investment grade municipal securities, including inflation-protected municipal securities, and in derivative instruments to provide inflation protection. Municipal securities in which the Portfolio may invest include, among others, revenue bonds, general obligation bonds, industrial development bonds, municipal lease obligations, commercial paper, variable rate demand obligations and other instruments (including participation interests in such securities) issued by or on behalf of the states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies and instrumentalities. The interest on the municipal securities purchased by the Portfolio, in the opinion of bond counsel for the issuers and under current tax law, is exempt from federal income tax (i.e., excludable from gross income for individuals for federal income tax purposes but not necessarily exempt from state or local taxes). As a fundamental investment policy, under normal market conditions, the Portfolio will invest at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax. The Portfolio does not currently intend to invest its assets in municipal securities whose interest is subject to the federal alternative minimum tax.

Under normal circumstances, the Municipal Real Return Portfolio will maintain a weighted average duration of no greater than five years. If a security has been or is expected to be redeemed by the issuer at a date prior to the stated final maturity date for the purposes of the above duration restriction, the early redemption date shall be considered the maturity date regardless of the stated final maturity. If a security's coupon or interest rate is periodically reset, the reset date will be considered for the purposes of the above duration restriction. Duration is a measure of the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

At least 75% of the assets of the Municipal Real Return Portfolio will be invested in municipal securities that, at the time of purchase, are rated in the top three credit-rating categories (e.g., Aaa, Aa and A for Moody’s Ratings (“Moody’s”) or AAA, AA and A for S&P Global Ratings (“S&P”) or Fitch Ratings Ltd. (“Fitch”), or an equivalent rating assigned by another nationally recognized statistical rating organization, or that are unrated but have been determined by Dimensional Fund Advisors LP (the “Advisor”) to be of comparable quality). No more than 25% of the Portfolio’s assets will be invested in municipal securities that, at the time of purchase, are rated in the lowest quarter of the investment grade spectrum (e.g., rated Baa1 to Baa3 (by Moody’s) or BBB+ to BBB- (by S&P or Fitch), or an equivalent rating assigned by another nationally recognized statistical rating organization, or that are unrated but have been determined by the Advisor to be of comparable quality). The fixed income securities in which the Portfolio invests are considered investment grade at the time of purchase.

Municipal securities are often issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, such as bridges, highways, housing, hospitals, mass transportation facilities, schools, streets and public utilities, such as water and sewer works. Municipal securities include municipal leases, certificates of participation, municipal obligation components and municipal custody receipts. The Municipal Real Return Portfolio may invest more than 25% of its assets in municipal securities issued to finance projects in a particular segment of the bond market including, but not limited to, health care, housing, education, utilities, and transportation. The Portfolio also may invest more than 25% of its assets in industrial development bonds.

The Municipal Real Return Portfolio may (1) purchase certain municipal securities that are insured, (2) invest in municipal securities secured by mortgages on single-family homes and multi-family projects, (3) invest in pre-refunded municipal securities, (4) purchase tax-exempt municipal securities on a “when-issued” basis, and (5) use derivatives, such as fixed income related futures and options contracts, credit default swaps and interest rate swaps, to hedge against changes in interest rates. The Portfolio may also invest in exchange-traded funds (ETFs) to gain exposure to the municipal bond market pending investment in municipal bonds. The Portfolio may also invest in money market funds.

The Municipal Real Return Portfolio may enter into swaps, such as inflation swaps, to seek inflation protection. The Portfolio also may enter into credit default swaps on issuers or indices to buy or sell credit protection to hedge its credit exposure; gain market or issuer exposure without owning the underlying securities; or increase the Portfolio’s total return. The Portfolio also may purchase or sell futures contracts and options on futures contracts, to hedge its

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interest rate exposure or for non-hedging purposes, such as a substitute for direct investment or to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

Although the Municipal Real Return Portfolio attempts to invest all of its assets in tax-exempt securities, it is possible, although not anticipated, that a portion of its assets may be invested in securities that pay taxable interest, including interest that may be subject to the federal alternative minimum tax. These investments could generate taxable income for shareholders.

The Municipal Real Return Portfolio's ETF Class operates as an actively managed exchange-traded fund ("ETF") and does not seek to replicate the performance of a specific index and may have a higher degree of portfolio turnover than passively managed index ETFs.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, environmental, political, and issuer-specific conditions and events will cause the value of securities, and a fund that owns them, to rise or fall.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. During periods of very low or negative interest rates, a fund may be subject to a greater risk of rising interest rates. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to changes in interest rates.

Credit Risk: Credit risk is the risk that the issuer of a security, including a governmental entity, may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact the performance of a fund holding such securities. The ability of a municipal securities issuer to make payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer.

Inflation-Protected Securities Interest Rate Risk: Inflation-protected securities may react differently from other fixed income securities to changes in interest rates. Because interest rates on inflation-protected securities are adjusted for inflation, the values of these securities are not materially affected by inflation expectations. Therefore, the value of inflation-protected securities are anticipated to change in response to changes in “real” interest rates, which represent nominal (stated) interest rates reduced by the expected impact of inflation. Generally, the value of an inflation-protected security will fall when real interest rates rise and will rise when real interest rates fall.

Inflation-Protected Securities Tax Risk: Any increase in the principal amount of an inflation-protected security may be included for tax purposes in a fund’s gross income, even though no cash attributable to such gross income has been received by a fund. In such event, a fund may be required to make annual gross distributions to shareholders that exceed the cash it has otherwise received. In order to pay such distributions, a fund may be required to raise cash by selling its investments. The sale of such investments could result in capital gains to a fund and additional capital gain distributions to shareholders. In addition, adjustments during the taxable year for deflation to an inflation-indexed bond held by a fund may cause amounts previously distributed to shareholders in the taxable year as income to be characterized as a return of capital.

Risks of Investing for Inflation Protection: Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by a fund investing in such securities may be irregular. Although the U.S. Treasury guarantees to pay at maturity at least the original face value of any inflation-protected securities the Treasury issues, other issuers may not offer the same guarantee. Inflation-protected securities are not protected against deflation. As a result, in a period of deflation, the principal and income of inflation-protected securities held by a fund will decline and the fund may suffer a loss during such

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periods. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in the value of a fund holding such securities. For example, if interest rates rise due to reasons other than inflation, a fund’s investment in these securities may not be protected to the extent that the increase is not reflected in the securities’ inflation measures. In addition, positive adjustments to principal generally will result in taxable income to a fund at the time of such adjustments (which generally would be distributed by the fund as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of inflation-protected securities is not guaranteed and will fluctuate.

Income Risk: Income risk is the risk that falling interest rates will cause a fund’s income to decline because, among other reasons, the proceeds from maturing short-term securities in its portfolio may be reinvested in lower-yielding securities.

Call Risk: Call risk is the risk that during periods of falling interest rates, an issuer will call or repay a higher-yielding fixed income security before its maturity date, forcing a fund to reinvest in fixed income securities with lower interest rates than the original obligations.

Tax Liability Risk: Tax liability risk is the risk that distributions by a fund become taxable to shareholders due to noncompliant conduct by a municipal bond issuer, unfavorable changes in federal or state tax laws, or adverse interpretations of tax laws by the Internal Revenue Service or state tax authorities or other factors. Such adverse interpretations or actions could cause interest from a security to become taxable, possibly retroactively, subjecting shareholders to increased tax liability. In addition, such adverse interpretations or actions could cause the value of a security, and therefore, the value of a fund’s shares, to decline. Additionally, if a fund's use of derivative instruments for hedging and non-hedging purposes cause the fund to invest less than 50% of its assets in municipal securities in any quarter, which a fund does not anticipate, the fund may fail to qualify to pay exempt-interest dividends to its shareholders, resulting in the distributions by the fund becoming taxable to shareholders as ordinary income.

Municipal Securities Risk: The risk of a municipal security generally depends on the financial and credit status of the issuer. Municipal securities can be significantly affected by political, regulatory or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer’s insolvency. The municipal securities market can be susceptible to increases in volatility and decreases in liquidity. The secondary market for certain municipal securities tends to be less well developed or liquid than many other securities markets, which may adversely affect a fund's ability to sell such municipal securities at attractive prices. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. In addition, there may be less publicly available information about the financial condition of municipal security issuers than for issuers of other types of securities, making the securities more difficult to value. The price a fund could receive upon the sale of a portfolio investment may differ from the fund’s valuation of the investment, particularly for investments that trade in thin or volatile markets or that are valued using a fair valuation methodology.

Municipal Project-Specific Risk: A fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in municipal securities that finance similar types of projects in a segment of the municipal bond market (such as education, health care, housing, education, utilities or transportation) or industrial development bonds. A change that affects one project in a particular segment of the market, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

Variable Rate Demand Obligations Risk: Certain variable rate demand obligations (“VRDOs”) may not have an active secondary market. These VRDOs could be difficult to dispose of if the remarketing agent defaults on its payment obligation and/or if the fund is not entitled to exercise its demand rights, which could cause a loss with respect to such VRDOs.

Derivatives Risk: Derivatives are instruments, such as swaps, futures contracts, and options thereon, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by a fund or if the cost of the derivative outweighs the benefit of the hedge. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When a fund uses

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derivatives, the fund will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, as well as difficulties with respect to valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and a fund could lose more than the principal amount invested. Additional risks are associated with the use of swaps including counterparty and credit risk (the risk that the other party to a swap agreement will not fulfill its contractual obligations, whether because of bankruptcy or other default) and liquidity risk (the possible lack of a secondary market for the swap agreement). Credit risk increases when a fund is the seller of swaps and counterparty risk increases when the fund is a buyer of swaps. In addition, where a fund is the seller of swaps, it may be required to liquidate portfolio securities at inopportune times in order to meet payment obligations. Swaps may be illiquid or difficult to value. Additionally, payments made or received by a fund under such derivatives may increase the amount of distributions taxable to you as ordinary income, increase or decrease the amount of capital gain distributions to you and/or decrease the amount available for distribution to you as exempt-interest dividends.

High Portfolio Turnover Risk: When high portfolio turnover (more than 100%) is caused by the sale of a fund’s portfolio securities and the reinvestment by the fund in other portfolio securities, such high portfolio turnover may result in increased transaction costs, including brokerage commissions, dealer mark-ups and other transaction costs. Additionally, the sale of a fund’s portfolio securities may result in the distribution of higher capital gains as compared to a fund with less active trading policies. Alternatively, for fixed income funds, a higher portfolio turnover may be in part the result of bonds being held to their maturity, which may have a minimal impact on transaction costs and taxes.

Liquidity Risk: Liquidity risk exists when particular portfolio investments are difficult to purchase or sell. To the extent that a fund holds illiquid investments, the fund’s performance may be reduced due to an inability to sell the investments at opportune prices or times. Liquid portfolio investments may become illiquid or less liquid after purchase by a fund due to low trading volume, adverse investor perceptions, credit tightening and/or other market developments. Liquidity risk includes the risk that a fund will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss or at increased costs. Liquidity risk can be more pronounced in periods of market turmoil or in situations where ownership of shares of a fund are concentrated in one or a few investors. Investments that are illiquid or that trade in lower volumes may be more difficult to value.

Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes, and the use of artificial intelligence and machine learning (“AI”). Various operational events or circumstances are outside a fund’s or its advisor’s control, including instances at third parties. A fund and its advisor seek to reduce these operational risks through controls and procedures. However, measures that seek to reduce these operational risks through controls and procedures may not address every possible risk and may be inadequate to address these risks.

Cyber Security Risk: A fund and its service providers’ use of internet, technology and information systems may expose the fund to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

The following is a description of additional principal risks of investing in the ETF Class shares of the Portfolio, due to the shares being listed and traded on a national securities exchange.

Market Trading Risk: Active trading markets for ETF Class shares may not be developed or maintained by market makers or authorized participants. Authorized participants are not obligated to make a market in ETF Class shares or to submit purchase or redemption orders for creation units, which may widen bid-ask spreads. Trading in shares on an exchange may be halted in certain circumstances. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of ETF Class shares will continue to be met. Additionally, in stressed market conditions, the market for ETF Class shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s portfolio holdings, which may cause a significant variance in the market price of ETF Class shares and their underlying value as well as an increase in ETF Class shares’ bid-ask spread.

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Premium/Discount Risk: The net asset value (“NAV”) of ETF Class shares and the value of your investment may fluctuate. Disruptions to creations and redemptions or the market price of a fund’s holdings, the existence of extreme market volatility or potential lack of an active trading market for shares may widen bid-ask spreads and result in shares trading at a significant premium or discount to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Performance

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The ETF Class shares of the Portfolio are a new class of shares for which performance information is not available, and therefore, for periods prior to the inception of the ETF Class shares, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns of the ETF Class shares of the Portfolio may vary from the returns of the Institutional Class shares due to differences in expenses. The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year. The table illustrates how annualized returns of the Institutional Class shares of the Portfolio for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

DFA Municipal Real Return Portfolio Institutional Class Shares[1] —Total Returns

January 2016-December 2025
Highest Quarter	Lowest Quarter
5.26% 2020, Q2	-5.41% 2020, Q1

Year-to-date returns as of June 30, 2026: 2.05%

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Annualized Returns (%) Periods ended December 31, 2025
	1 Year	5 Years	10 Years
DFA Municipal Real Return Portfolio - Institutional Class Shares
Return Before Taxes	3.12%	2.79%	2.75%
Return After Taxes on Distributions	2.91%	2.69%	2.70%
Return After Taxes on Distributions and Sale of Portfolio Shares	2.99%	2.57%	2.51%
S&P Intermediate Term National AMT-Free Municipal Bond Index
(reflects no deduction for fees, expenses or taxes on sales)	4.65%	1.22%	2.25%
S&P National AMT-Free Municipal Bond Index
(reflects no deduction for fees, expenses or taxes on sales)	3.77%	0.84%	2.28%

1.

As of December 31, 2025, the ETF Class shares of the Portfolio had not yet incepted. Performance shown prior to the inception date of the ETF Class shares is from the Portfolio's Institutional Class shares, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns for the ETF Class shares and Institutional Class shares may vary due to differences in their expenses.

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the Portfolio. The following individuals are responsible for leading the day-to-day management of the Portfolio:

• Joseph F. Kolerich, Head of Fixed Income, Americas, member of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2014).

• David A. Plecha, Global Head of Fixed Income Portfolio Management, member of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2014).

• Travis A. Meldau, Vice President and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since 2015.

Purchase and Sale of Shares

The Portfolio issues (or redeems) ETF Class shares at NAV only to certain financial institutions that have entered into agreements with the Portfolio’s distributor in large aggregated blocks known as “Creation Units.” A Creation Unit of the Portfolio’s ETF Class shares consists of 50,000 shares. Creation Units are generally issued (or redeemed) in exchange for cash or in-kind for securities and a specified amount of cash that the Portfolio specifies each day at the NAV next determined after receipt of an order.

Individual ETF Class shares of the Portfolio may only be purchased and sold on The Nasdaq Stock Market LLC, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices and are not individually redeemable from the Portfolio. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Because the Portfolio’s ETF Class shares trade at market prices rather than at NAV, ETF Class shares may trade at a price less than (discount) or greater than (premium) the NAV of the ETF Class shares. Recent information, including information on the ETF Class shares’ NAV, market price, premiums and discounts, and bid-ask spreads, is available on the Portfolio’s website at https://www.dimensional.com/us-en/funds.

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Tax Information

The distributions you receive from the Portfolio primarily are exempt from regular federal income tax. A portion of these distributions, however, may be subject to the federal alternative minimum tax and state and local taxes. The Portfolio may also make distributions that are taxable to you as ordinary income or capital gains.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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DFA Short-Term Municipal Bond Portfolio

ETF Class Shares

Investment Objective

The investment objective of the DFA Short-Term Municipal Bond Portfolio (the “Short-Term Municipal Bond Portfolio” or the “Portfolio”) is to provide current income that is exempt from federal personal income taxes and to preserve investors’ principal.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy, hold or sell ETF Class shares of the Portfolio. You may also incur usual and customary brokerage commissions when buying or selling the ETF Class shares of the Portfolio, which are not reflected in the table or Example that follows.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.15%
Other Expenses[1]	0.05%
Total Annual Fund Operating Expenses	0.20%
Fee Waiver and/or Expense Reimbursement[2]	0.01%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.19%

[1]	The ETF Class shares of the Portfolio are new, so the “Other Expenses" shown for the class are based on anticipated fees and expenses for the first full fiscal year.
[2]

Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the ETF Class shares of the Portfolio. The Fee Waiver and/or Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2028, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

EXAMPLE

This Example is meant to help you compare the cost of investing in the Portfolio's ETF Class shares with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio's ETF Class shares for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio's ETF Class shares reflect the net expenses of the Portfolio's ETF Class shares that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

1 Year	3 Years	5 Years	10 Years
$19	$63	$112	$254

PORTFOLIO TURNOVER

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund

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shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 198% of the average value of its investment portfolio.

Principal Investment Strategies

The Short-Term Municipal Bond Portfolio seeks its investment objective by investing primarily in a universe of investment grade municipal securities, the interest on which is exempt from regular federal income tax. Municipal securities in which the Portfolio may invest include, among others, revenue bonds, general obligation bonds, industrial development bonds, municipal lease obligations, commercial paper, variable rate demand obligations and other instruments (including participation interests in such securities) issued by or on behalf of the states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies and instrumentalities. The interest on the municipal securities purchased by the Portfolio, in the opinion of bond counsel for the issuers and under current tax law, is exempt from federal income tax (i.e., excludable from gross income for individuals for federal income tax purposes but not necessarily exempt from state or local taxes). As a fundamental investment policy, under normal market conditions, the Portfolio will invest at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax. The Portfolio does not currently intend to invest its assets in municipal securities whose interest is subject to the federal alternative minimum tax.

Generally, the Short-Term Municipal Bond Portfolio will acquire obligations that mature within three years from the date of settlement, but substantial investments may be made in obligations maturing up to ten years from the date of settlement when greater expected returns are available, and in variable rate demand obligations with longer maturities. Under normal circumstances, the Portfolio will maintain a weighted average effective maturity of three years or less. The effective maturity adjusts the stated final maturity of a fixed income security for an actual or expected event such as a call, put, tender, mandatory early redemption, pre-refunding, coupon or interest rate reset, or other similar event. In making purchase decisions, if the expected term premium is greater for longer-term securities in the eligible maturity range, Dimensional Fund Advisors LP (the “Advisor”) will focus investment in the longer-term area, otherwise, the Portfolio will focus investment in the shorter-term area of the eligible maturity range. If a security has been or is expected to be redeemed by the issuer at a date prior to the stated final maturity date for the purposes of the above maturity restriction, the early redemption date shall be considered the maturity date regardless of the stated final maturity. If a security's coupon or interest rate is periodically reset, the reset date will be considered for the purposes of the above duration restriction.

At least 75% of the assets of the Short-Term Municipal Bond Portfolio will be invested in municipal securities that, at the time of purchase, are rated in the top three credit-rating categories (e.g., Aaa, Aa and A for Moody’s Ratings (“Moody’s”) or AAA, AA and A for S&P Global Ratings (“S&P”) or Fitch Ratings Ltd. (“Fitch”), or an equivalent rating assigned by another nationally recognized statistical rating organization, or that are unrated but have been determined by the Advisor to be of comparable quality). No more than 25% of the Portfolio’s assets will be invested in municipal securities that, at the time of purchase, are rated in the lowest quarter of the investment grade spectrum (e.g., rated Baa1 to Baa3 (by Moody’s) or BBB+ to BBB- (by S&P or Fitch), or an equivalent rating assigned by another nationally recognized statistical rating organization, or that are unrated but have been determined by the Advisor to be of comparable quality). The fixed income securities in which the Portfolio invests are considered investment grade at the time of purchase.

Municipal securities are often issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, such as bridges, highways, housing, hospitals, mass transportation facilities, schools, streets and public utilities, such as water and sewer works. Municipal securities include municipal leases, certificates of participation, municipal obligation components and municipal custody receipts. The Short-Term Municipal Bond Portfolio may invest more than 25% of its assets in municipal securities issued to finance projects in a particular segment of the bond market including, but not limited to, health care, housing, education, utilities, and transportation. The Portfolio also may invest more than 25% of its assets in industrial development bonds.

The Short-Term Municipal Bond Portfolio may (1) purchase certain municipal securities that are insured, (2) invest in municipal securities secured by mortgages on single-family homes and multi-family projects, (3) invest in pre-refunded municipal securities, (4) purchase tax-exempt municipal securities on a “when-issued” basis, and (5) use derivatives, such as fixed income related futures and options contracts, credit default swaps, and interest rate swaps, to hedge against changes in interest rates. The Portfolio may also invest in exchange-traded funds (ETFs) to gain exposure to the municipal bond market pending investment in municipal bonds. The Portfolio may also invest in

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money market funds. The Portfolio also may purchase or sell futures contracts and options on futures contracts, to hedge its interest rate exposure or for non-hedging purposes, such as a substitute for direct investment or to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

Although the Short-Term Municipal Bond Portfolio attempts to invest all of its assets in tax-exempt securities, it is possible, although not anticipated, that a portion of its assets may be invested in securities that pay taxable interest, including interest that may be subject to the federal alternative minimum tax. These investments could generate taxable income for shareholders.

The Short-Term Municipal Bond Portfolio's ETF Class operates as an actively managed exchange-traded fund ("ETF") and does not seek to replicate the performance of a specific index and may have a higher degree of portfolio turnover than passively managed index ETFs.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, environmental, political, and issuer-specific conditions and events will cause the value of securities, and a fund that owns them, to rise or fall.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. During periods of very low or negative interest rates, a fund may be subject to a greater risk of rising interest rates. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to changes in interest rates.

Credit Risk: Credit risk is the risk that the issuer of a security, including a governmental entity, may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact the performance of a fund holding such securities. The ability of a municipal securities issuer to make payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer.

Income Risk: Income risk is the risk that falling interest rates will cause a fund’s income to decline because, among other reasons, the proceeds from maturing short-term securities in its portfolio may be reinvested in lower-yielding securities.

Call Risk: Call risk is the risk that during periods of falling interest rates, an issuer will call or repay a higher-yielding fixed income security before its maturity date, forcing a fund to reinvest in fixed income securities with lower interest rates than the original obligations.

Tax Liability Risk: Tax liability risk is the risk that distributions by a fund become taxable to shareholders due to noncompliant conduct by a municipal bond issuer, unfavorable changes in federal or state tax laws, or adverse interpretations of tax laws by the Internal Revenue Service or state tax authorities or other factors. Such adverse interpretations or actions could cause interest from a security to become taxable, possibly retroactively, subjecting shareholders to increased tax liability. In addition, such adverse interpretations or actions could cause the value of a security, and therefore, the value of a fund’s shares, to decline.

Municipal Securities Risk: The risk of a municipal security generally depends on the financial and credit status of the issuer. Municipal securities can be significantly affected by political, regulatory or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer’s insolvency. The municipal securities market can be susceptible to increases in volatility and decreases in liquidity. The secondary market for certain municipal securities tends to be less well developed or liquid than many other

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securities markets, which may adversely affect a fund's ability to sell such municipal securities at attractive prices. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. In addition, there may be less publicly available information about the financial condition of municipal security issuers than for issuers of other types of securities, making the securities more difficult to value. The price a fund could receive upon the sale of a portfolio investment may differ from the fund’s valuation of the investment, particularly for investments that trade in thin or volatile markets or that are valued using a fair valuation methodology.

Municipal Project-Specific Risk: A fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in municipal securities that finance similar types of projects in a segment of the municipal bond market (such as education, health care, housing, education, utilities or transportation) or industrial development bonds. A change that affects one project in a particular segment of the market, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

Variable Rate Demand Obligations Risk: Certain variable rate demand obligations (“VRDOs”) may not have an active secondary market. These VRDOs could be difficult to dispose of if the remarketing agent defaults on its payment obligation and/or if the fund is not entitled to exercise its demand rights, which could cause a loss with respect to such VRDOs.

Derivatives Risk: Derivatives are instruments, such as swaps, futures contracts, and options thereon, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by a fund or if the cost of the derivative outweighs the benefit of the hedge. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When a fund uses derivatives, the fund will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, as well as difficulties with respect to valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and a fund could lose more than the principal amount invested. Additional risks are associated with the use of swaps including counterparty and credit risk (the risk that the other party to a swap agreement will not fulfill its contractual obligations, whether because of bankruptcy or other default) and liquidity risk (the possible lack of a secondary market for the swap agreement). Credit risk increases when a fund is the seller of swaps and counterparty risk increases when the fund is a buyer of swaps. In addition, where a fund is the seller of swaps, it may be required to liquidate portfolio securities at inopportune times in order to meet payment obligations. Swaps may be illiquid or difficult to value. Additionally, payments made or received by a fund under such derivatives may increase the amount of distributions taxable to you as ordinary income, increase or decrease the amount of capital gain distributions to you and/or decrease the amount available for distribution to you as exempt-interest dividends.

High Portfolio Turnover Risk: When high portfolio turnover (more than 100%) is caused by the sale of a fund’s portfolio securities and the reinvestment by the fund in other portfolio securities, such high portfolio turnover may result in increased transaction costs, including brokerage commissions, dealer mark-ups and other transaction costs. Additionally, the sale of a fund’s portfolio securities may result in the distribution of higher capital gains as compared to a fund with less active trading policies. Alternatively, for fixed income funds, a higher portfolio turnover may be in part the result of bonds being held to their maturity, which may have a minimal impact on transaction costs and taxes.

Liquidity Risk: Liquidity risk exists when particular portfolio investments are difficult to purchase or sell. To the extent that a fund holds illiquid investments, the fund’s performance may be reduced due to an inability to sell the investments at opportune prices or times. Liquid portfolio investments may become illiquid or less liquid after purchase by a fund due to low trading volume, adverse investor perceptions, credit tightening and/or other market developments. Liquidity risk includes the risk that a fund will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss or at increased costs. Liquidity risk can be more pronounced in periods of market turmoil or in situations where ownership of shares of a fund are concentrated in one or a few investors. Investments that are illiquid or that trade in lower volumes may be more difficult to value.

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Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes, and the use of artificial intelligence and machine learning (“AI”). Various operational events or circumstances are outside a fund’s or its advisor’s control, including instances at third parties. A fund and its advisor seek to reduce these operational risks through controls and procedures. However, measures that seek to reduce these operational risks through controls and procedures may not address every possible risk and may be inadequate to address these risks.

Cyber Security Risk: A fund and its service providers’ use of internet, technology and information systems may expose the fund to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

The following is a description of additional principal risks of investing in the ETF Class shares of the Portfolio, due to the shares being listed and traded on a national securities exchange.

Market Trading Risk: Active trading markets for ETF Class shares may not be developed or maintained by market makers or authorized participants. Authorized participants are not obligated to make a market in ETF Class shares or to submit purchase or redemption orders for creation units, which may widen bid-ask spreads. Trading in shares on an exchange may be halted in certain circumstances. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of ETF Class shares will continue to be met. Additionally, in stressed market conditions, the market for ETF Class shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s portfolio holdings, which may cause a significant variance in the market price of ETF Class shares and their underlying value as well as an increase in ETF Class shares’ bid-ask spread.

Premium/Discount Risk: The net asset value (“NAV”) of ETF Class shares and the value of your investment may fluctuate. Disruptions to creations and redemptions or the market price of a fund’s holdings, the existence of extreme market volatility or potential lack of an active trading market for shares may widen bid-ask spreads and result in shares trading at a significant premium or discount to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Performance

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The ETF Class shares of the Portfolio are a new class of shares for which performance information is not available, and therefore, for periods prior to the inception of the ETF Class shares, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns of the ETF Class shares of the Portfolio may vary from the returns of the Institutional Class shares due to differences in expenses. The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year. The table illustrates how annualized returns of the Institutional Class shares of the Portfolio for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

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DFA Short-Term Municipal Bond Portfolio Institutional Class Shares[1] —Total Returns

January 2016-December 2025
Highest Quarter	Lowest Quarter
1.36% 2023, Q4	-0.96% 2022, Q3

Year-to-date returns as of June 30, 2026: 1.16%

Annualized Returns (%) Periods ended December 31, 2025
	1 Year	5 Years	10 Years
DFA Short-Term Municipal Bond Portfolio - Institutional Class Shares
Return Before Taxes	2.93%	1.65%	1.31%
Return After Taxes on Distributions	2.93%	1.65%	1.31%
Return After Taxes on Distributions and Sale of Portfolio Shares	2.85%	1.65%	1.31%
ICE BofA 1-3 Years US Municipal Securities Index[2]
(reflects no deduction for fees, expenses or taxes)	3.72%	1.56%	1.59%
S&P National AMT-Free Municipal Bond Index
(reflects no deduction for fees, expenses or taxes on sales)	3.77%	0.84%	2.28%

1.

As of December 31, 2025, the ETF Class shares of the Portfolio had not yet incepted. Performance shown prior to the inception date of the ETF Class shares is from the Portfolio's Institutional Class shares, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns for the ETF Class shares and Institutional Class shares may vary due to differences in their expenses.

2.

ICE BofA index data copyright 2025 ICE Data Indices, LLC. Prior to July 1, 2022, index returns reflect no deduction for transaction costs. Effective July 1, 2022, index returns include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Portfolio.

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the Portfolio. The following individuals are responsible for leading the day-to-day management of the Portfolio:

• David A. Plecha, Global Head of Fixed Income Portfolio Management, member of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2002).

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• Joseph F. Kolerich, Head of Fixed Income, Americas, member of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since 2012.

• Travis A. Meldau, Vice President and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since 2015.

Purchase and Sale of Shares

The Portfolio issues (or redeems) ETF Class shares at NAV only to certain financial institutions that have entered into agreements with the Portfolio’s distributor in large aggregated blocks known as “Creation Units.” A Creation Unit of the Portfolio’s ETF Class shares consists of 50,000 shares. Creation Units are generally issued (or redeemed) in exchange for cash or in-kind for securities and a specified amount of cash that the Portfolio specifies each day at the NAV next determined after receipt of an order.

Individual ETF Class shares of the Portfolio may only be purchased and sold on The Nasdaq Stock Market LLC, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices and are not individually redeemable from the Portfolio. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Because the Portfolio’s ETF Class shares trade at market prices rather than at NAV, ETF Class shares may trade at a price less than (discount) or greater than (premium) the NAV of the ETF Class shares. Recent information, including information on the ETF Class shares’ NAV, market price, premiums and discounts, and bid-ask spreads, is available on the Portfolio’s website at https://www.dimensional.com/us-en/funds.

Tax Information

The distributions you receive from the Portfolio primarily are exempt from regular federal income tax. A portion of these distributions, however, may be subject to the federal alternative minimum tax and state and local taxes. The Portfolio may also make distributions that are taxable to you as ordinary income or capital gains.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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Additional Information on Investment Objectives and Policies

DFA Investment Dimensions Group Inc. (the “Fund”) offers a variety of investment portfolios. Each Portfolio has its own investment objective and policies, and is the equivalent of a separate investment company. Each Portfolio’s ETF Class shares, which operate as an exchange-traded fund (“ETF”), are described in this Prospectus. In addition to the ETF Class shares, each Portfolio also offers a conventional mutual fund share class in a separate prospectus that are not exchange-traded. The Portfolios described in this Prospectus are designed for long-term investors.

PORTFOLIO STRATEGIES

In managing each Portfolio, the Advisor places priority on efficiently managing portfolio turnover and keeping trading costs low.

The Portfolios will be managed with a view to capturing expected credit premiums and expected term premiums. The term “expected credit premium” means the expected incremental return on investment for holding obligations considered to have greater credit risk than direct obligations of the U.S. Treasury, and “expected term premium” means the expected incremental return on investment for holding securities having longer-term maturities as compared to securities having shorter-term maturities. The Advisor believes that expected credit premiums for a municipal securities portfolio are available largely through investment in investment grade municipal securities. In addition, in certain circumstances, a Portfolio may favor securities issued by states with relatively lower or no income tax, to the extent consistent with its 80% policy. The holding period for assets of the Portfolios will be chosen with a view to maximizing anticipated returns, net of trading costs. The Advisor may also consider potential realized and unrealized capital gains.

Duration, as discussed with respect to a Portfolio’s investment policy regarding duration, is a measure of the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. For example, when the level of interest rates increases by 0.10%, the price of a fixed income security or a portfolio of fixed income securities having a duration of five years generally will decrease by approximately 0.50%. Conversely, when the level of interest rates decreases by 0.10%, the price of a fixed income security or a portfolio of fixed income securities having a duration of five years generally will increase by approximately 0.50%. In general, greater sensitivity to changes in interest rates typically corresponds to higher volatility and higher risk. Securities are considered investment grade if the issuer has received a rating of AAA to BBB- by S&P Global Ratings (“S&P”) or Fitch Ratings Ltd. (“Fitch”) or Aaa to Baa3 by Moody’s Ratings (“Moody’s”) or an equivalent rating assigned by another NRSRO.

A Portfolio may purchase eligible securities or sell securities it is entitled to receive on a when-issued basis. When purchasing securities on a when-issued basis, the price or yield is agreed to at the time of purchase, but the payment and settlement dates are not fixed until the securities are issued. It is possible that the securities will never be issued and the commitment cancelled. In addition, a Portfolio may purchase or sell eligible securities for delayed delivery or on a forward commitment basis where the Portfolio contracts to purchase or sell such securities at a fixed price at a future date beyond the normal settlement time. A Portfolio may renegotiate a commitment or sell a security it has committed to purchase prior to the settlement date, if deemed advisable.

The Portfolios may also invest in exchange-traded funds (ETFs) to gain exposure to the municipal bond market pending investment in municipal bonds. The Portfolios may also invest in affiliated and unaffiliated registered and unregistered money market funds. Investments in ETFs and money market funds may involve a duplication of certain fees and expenses.

The Portfolios may also purchase pre-refunded municipal securities. Pre-refunded municipal securities are tax-exempt bonds that have been redeemed on a call date prior to the final maturity of principal, or “escrowed-to-maturity bonds,” that have been refunded prior to the final maturity of principal and remain outstanding in the municipal market. The payment of principal and interest of the pre-refunded municipal securities held by a Portfolio is funded from securities in a designated escrow account that holds U.S. Treasury securities or other obligations of the U.S. Government (including its agencies and instrumentalities). When considering the credit quality of a pre-refunded municipal security the Advisor will "look through" to the credit quality of the securities held in escrow.

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The Municipal Real Return Portfolio may also purchase inflation-protected municipal securities. Inflation-protected securities (also known as inflation-indexed securities) are securities whose principal and/or interest payments are adjusted for inflation, unlike conventional debt securities that make fixed principal and interest payments.

In attempting to respond to adverse market, economic, political, or other conditions, the Portfolios may, from time to time, invest its assets in a temporary defensive manner that is inconsistent with the Portfolios’ principal investment strategies. In these circumstances, the Portfolios may be unable to achieve their investment objectives. Additionally, from time to time, the Portfolios may receive a security in connection with an issuer-driven event that is inconsistent with the Portfolios' principal investment strategies. In these circumstances, the Portfolios may be unable to dispose of the security in a timely manner.

ADDITIONAL INFORMATION REGARDING INVESTMENT RISKS

Because the value of your investment in a Portfolio will fluctuate, there is the risk that you will lose money. An investment in a Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolios.

	Municipal Real Return Portfolio	Short-Term Municipal Bond Portfolio
Call Risk	X	X
Credit Risk	X	X
Cyber Security Risk	X	X
Derivatives Risk	X	X
High Portfolio Turnover Risk	X	X
Income Risk	X	X
Inflation-Protected Securities Interest Rate Risk	X
Inflation-Protected Securities Tax Risk	X
Interest Rate Risk	X	X
Liquidity Risk	X	X
Market Risk	X	X
Market Trading Risk	X	X
Municipal Project-Specific Risk	X	X
Municipal Securities Risk	X	X
Operational Risk	X	X
Premium Discount Risk	X	X
Risks of Investing for Inflation Protection	X
Tax Liability Risk	X	X
Variable Rate Demand Obligations Risk	X	X

Call Risk: Call risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than its maturity date. Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that a fund has invested in, the fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

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Credit Risk: Credit risk is the risk that the issuer of a security, including a governmental entity, may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact a fund’s performance. The ability of a municipal securities issuer to make payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer.

Cyber Security Risk: A fund and its service providers’ use of internet, technology and information systems may expose the fund to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause a fund and/or its service providers to suffer data corruption or lose operational functionality.

Derivatives Risk: Derivatives are instruments, such as swaps, futures contracts, and options thereon, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by a fund or if the cost of the derivative outweighs the benefit of the hedge. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When a fund uses derivatives, the fund will be directly exposed to the risks of those derivatives. Derivatives expose a fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty, and settlement risk (the risk faced when one party to a transaction has performed its obligations under a contract but has not yet received value from its counterparty). The possible lack of a liquid secondary market for derivatives and the resulting inability of a fund to sell or otherwise close a derivatives position could expose the fund to losses and could make derivatives more difficult for the fund to value. Some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. A fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. The Advisor may not be able to predict correctly the direction of securities prices, interest rates, currency exchange rates, and other economic factors, which could cause a fund’s derivatives positions to lose value. Valuation of derivatives may also be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase derivatives or quote prices for them. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and a fund could lose more than the principal amount invested. Additional risks are associated with the use of swaps including counterparty and credit risk (the risk that the other party to a swap agreement will not fulfill its contractual obligations, whether because of bankruptcy or other default) and liquidity risk (the possible lack of a secondary market for the swap agreement). Credit risk increases when a fund is the seller of swaps and counterparty risk increases when the fund is a buyer of swaps. In addition, where a fund is the seller of swaps, it may be required to liquidate portfolio securities at inopportune times in order to meet payment obligations. Swaps may be illiquid or difficult to value.

Additionally, payments made or received by a fund under such derivatives may increase the amount of distributions taxable to you as ordinary income, increase or decrease the amount of capital gain distributions to you and/or decrease the amount available for distribution to you as exempt interest dividends.

High Portfolio Turnover Risk: When high portfolio turnover (more than 100%) is caused by the sale of a fund’s portfolio securities and the reinvestment by the fund in other portfolio securities, such high portfolio turnover may result in increased transaction costs, including brokerage commissions, dealer mark-ups and other transaction costs. Additionally, the sale of a fund’s portfolio securities may result in the distribution of higher capital gains as compared to a fund with less active trading policies. Alternatively, for fixed income funds, a higher portfolio turnover may be in part the result of bonds being held to their maturity, which may have a minimal impact on transaction costs and taxes.

Income Risk: Income risk is the risk that falling interest rates will cause a fund’s income to decline because, among other reasons, the proceeds from maturing short-term securities in its portfolio may be reinvested in lower-yielding securities.

Inflation-Protected Securities Interest Rate Risk: Inflation-protected securities may react differently from other fixed income securities to changes in interest rates. Because interest rates on inflation-protected securities are adjusted for inflation, the values of these securities are not materially affected by inflation expectations. Therefore, the value

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of inflation-protected securities are anticipated to change in response to changes in “real” interest rates, which represent nominal (stated) interest rates reduced by the expected impact of inflation. Generally, the value of an inflation-protected security will fall when real interest rates rise and will rise when real interest rates fall.

Inflation-Protected Securities Tax Risk: Any increase in the principal amount of an inflation-protected security may be included for tax purposes in a fund’s gross income, even though no cash attributable to such gross income has been received by the fund. In such event, a fund may be required to make annual gross distributions to shareholders that exceed the cash it has otherwise received. In order to pay such distributions, a fund may be required to raise cash by selling its investments. The sale of such investments could result in capital gains to the fund and additional capital gain distributions to shareholders. In addition, adjustments during the taxable year for deflation to an inflation-indexed bond held by a fund may cause amounts previously distributed to shareholders in the taxable year as income to be characterized as a return of capital, which could increase or decrease a fund’s ordinary income distributions to shareholders, and may cause some of a fund’s distributed income to be classified as a return of capital.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. During periods of very low or negative interest rates, a fund may be subject to a greater risk of rising interest rates. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to changes in interest rates.

Liquidity Risk: Liquidity risk exists when particular portfolio investments are difficult to purchase or sell. To the extent that a fund holds illiquid investments, the fund’s performance may be reduced due to an inability to sell the investments at opportune prices or times. Liquid portfolio investments may become illiquid or less liquid after purchase by a fund due to low trading volume, adverse investor perceptions, credit tightening and/or other market developments. Liquidity risk includes the risk that a fund will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss or at increased costs. Liquidity risk can be more pronounced in periods of market turmoil or in situations where ownership of shares of a fund are concentrated in one or a few investors. Investments that are illiquid or that trade in lower volumes may be more difficult to value.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, environmental, political, and issuer-specific conditions and events will cause the value of securities, and a fund that owns them, to rise or fall. In addition, economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries. Increasingly strained relations between countries, including between the U.S. and traditional allies and/or adversaries, could adversely affect U.S. issuers as well as non-U.S. issuers that rely on the United States for trade. A fund’s securities may be negatively impacted by inflation (or expectations for inflation), interest rates, global demand for particular products/services or resources, supply chain disruptions, natural disasters, pandemics, epidemics, terrorism, war, military confrontations, trade disputes, changes in trade regulations, elevated levels of government debt, internal unrest and discord, economic sanctions, regulatory events and governmental or quasi-governmental actions, among others.

Market Trading Risk: Although ETF Class shares are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained. There are no obligations of market makers to make a market in ETF Class shares or of an authorized participant to submit purchase or redemption orders for Creation Units, which may widen bid-ask spreads. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of a fund’s portfolio securities and the ETF Class shares' market price. This reduced effectiveness could result in ETF Class shares trading at a premium or discount to their NAV and also greater than normal intraday bid/ask spreads. Additionally, in stressed market conditions, the market for ETF Class shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s portfolio holdings, which may cause a significant variance in the market price of ETF Class shares and their underlying value as well as an increase in the ETF Class shares bid-ask spread.

There can be no assurance that ETF Class shares will continue to trade on a stock exchange or in any market or that ETF Class shares will continue to meet the requirements for listing or trading on any exchange or in any market, or

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that such requirements will remain unchanged. Secondary market trading in ETF Class shares may be halted by a stock exchange because of market conditions or other reasons. In addition, trading in ETF Class shares on a stock exchange or in any market may be subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules on the stock exchange or market.

During a “flash crash,” the market prices of ETF Class shares may decline suddenly and significantly. Such a decline may not reflect the performance of the portfolio securities held by a fund. Flash crashes may cause authorized participants and other market makers to limit or cease trading in ETF Class shares for temporary or longer periods. Shareholders could suffer significant losses to the extent that they sell shares at these temporarily low market prices. ETF Class shares, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility associated with short selling.

Municipal Project-Specific Risk: The risk that a fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in municipal securities that finance similar types of projects in a segment of the municipal bond market (such as education, health care, housing, education, utilities or transportation) or industrial development bonds. A change that affects one project in a particular segment of the market, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

Municipal Securities Risk: The risk of a municipal security generally depends on the financial and credit status of the issuer. Municipal securities can be significantly affected by political, regulatory or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer’s insolvency. The municipal securities market can be susceptible to increases in volatility and decreases in liquidity. The secondary market for certain municipal securities tends to be less well developed or liquid than many other securities markets, which may adversely affect a fund's ability to sell such municipal securities at attractive prices. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. In addition, there may be less publicly available information about the financial condition of municipal security issuers than for issuers of other types of securities, making the securities more difficult to value. The price a fund could receive upon the sale of a portfolio investment may differ from the fund’s valuation of the investment, particularly for investments that trade in thin or volatile markets or that are valued using a fair valuation methodology.

Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes, and the use of artificial intelligence and machine learning (“AI”). Various operational events or circumstances are outside a fund’s or its advisor’s control, including instances at third parties. A fund and its advisor seek to reduce these operational risks through controls and procedures. However, these measures may not address every possible risk and may be inadequate to address these risks.

Premium/Discount Risk: ETF Class shares may trade at prices other than NAV. ETF Class shares trade on stock exchanges at prices at, above or below their most recent NAV. The NAV of a fund is calculated at the end of each business day and fluctuates with changes in the market value of the fund’s holdings since the most recent calculation. The trading prices of ETF Class shares fluctuate continuously throughout trading hours based on market supply and demand rather than NAV. As a result, the trading prices of ETF Class shares may deviate significantly from NAV during periods of market volatility.

Any of these factors, among others, may lead to ETF Class shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy ETF Class shares in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The Advisor cannot predict whether shares will trade above (premium), below (discount) or at NAV. However, because shares can be created and redeemed in Creation Units at NAV, the Advisor believes that large discounts or premiums to the NAV of a fund are not likely to be sustained over the long-term. While the creation/redemption feature is designed to make it likely that ETF Class shares normally will trade on stock exchanges at prices close to the fund’s next calculated NAV, exchange prices are not expected to correlate exactly with the fund’s NAV due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or extreme market volatility may result in trading prices for ETF Class shares of a fund that differ significantly from its NAV.

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Risks of Investing for Inflation Protection: Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by a fund investing in such securities may be irregular. Although the U.S. Treasury guarantees to pay at maturity at least the original face value of any inflation-protected securities the Treasury issues, other issuers may not offer the same guarantee. Inflation-protected securities are not protected against deflation. As a result, in a period of deflation, the principal and income of inflation-protected securities held by a fund will decline and the fund may suffer a loss during such periods. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in the value of a fund holding such securities. For example, if interest rates rise due to reasons other than inflation, a fund’s investment in these securities may not be protected to the extent that the increase is not reflected in the securities’ inflation measures. In addition, positive adjustments to principal generally will result in taxable income to a fund at the time of such adjustments (which generally would be distributed by the fund as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of inflation-protected securities is not guaranteed and will fluctuate.

Tax Liability Risk: Tax liability risk is the risk that distributions by a fund become taxable to shareholders due to noncompliant conduct by a municipal bond issuer, unfavorable changes in federal or state tax laws, or adverse interpretations of tax laws by the Internal Revenue Service or state tax authorities or other factors. Such adverse interpretations or actions could cause interest from a security to become taxable, possibly retroactively, subjecting, shareholders to increased tax liability. In addition, such adverse interpretations or actions could cause the value of a security, and therefore, the value of a fund’s shares, to decline. Additionally, if a fund’s use of derivative instruments for hedging and non-hedging purposes cause it to invest less than 50% of its assets in municipal securities in any quarter, which the fund does not anticipate, the fund may fail to qualify to pay exempt-interest dividends to its shareholders, resulting in the distributions by the fund becoming taxable to shareholders as ordinary income.

Variable Rate Demand Obligations Risk: Certain variable rate demand obligations (“VRDOs”) may not have an active secondary market. These VRDOs could be difficult to dispose of if the remarketing agent defaults on its payment obligation and/or if the fund is not entitled to exercise its demand rights, which could cause a loss with respect to such VRDOs.

Other Information

MULTI-CLASS ETF FUND STRUCTURE

The Advisor and the Fund, on behalf of the Portfolios, have received an exemptive order from the U.S. Securities and Exchange Commission (“SEC”) that permits each Portfolio to offer mutual fund share classes and an exchange-traded share class that operates as an ETF (a “Multi-Class ETF Fund”). Under this structure, the ETF Class shares are listed and traded on a national securities exchange and are generally bought and sold at market-determined prices, whereas the mutual fund share classes are purchased and redeemed at a Multi-Class ETF Fund’s net asset value next determined after receipt of the order.

Due to the structural and operational differences of mutual funds and ETFs, shareholders of the mutual fund and ETF Class shares of a Multi-Class ETF Fund will have differing shareholder rights with respect to exchange privileges, how shares are purchased and redeemed, the timing of dividend declarations and payments, and the timing and ability to automatically reinvest dividends. For additional information regarding these differences, see “Dividends, Capital Gains Distributions and Taxes—Dividends and Distributions” and “Purchase and Sale of Shares—Conversions” in this Prospectus and “Shareholder Rights” and “Creation and Redemption of Creation Units—Conversions” in the SAI. In addition, because all of the classes of a Multi-Class ETF Fund are based on the same portfolio, transactions through one class could generate portfolio transaction costs and tax consequences for shareholders in other classes. For example, shareholders of the ETF Class of a Multi-Class ETF Fund (i.e., as opposed to shareholders of a standalone ETF) have the potential to experience greater portfolio transaction costs and taxable capital gains distributions as a result of purchases and redemptions by shareholders of the Institutional Class, as well as costs due to cash drag associated with the Fund holding the cash necessary to satisfy redemptions of the Institutional Class shares, which could negatively impact the ETF Class shares’ performance. At the same time, shareholders of all classes of a Multi-Class ETF Fund might benefit from cost savings and economies of scale to the extent that the multiple classes draw additional assets to the Multi-Class ETF Fund.

A Multi-Class ETF Fund also is required to comply with certain requirements of Rule 6c-11 under the Investment Company Act of 1940, as amended (the “1940 Act”), in order to permit ETF operations, which are requirements that

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do not normally apply to a mutual fund. For example, a Multi-Class ETF Fund is required to provide daily transparency of the Fund’s holdings, which has the potential to make the Fund more susceptible to front running than a traditional mutual fund that provides more limited public disclosure of portfolio holdings. Also, unlike a traditional mutual fund, a Multi-Class ETF Fund may not have the same flexibility to close the Fund to new purchases.

The use of this structure is subject to terms and conditions set forth in the SEC exemptive order that are designed to ensure that the Advisor and the Board focus on these potential issues on an initial and ongoing basis. The conditions include that the Board, and a majority of the independent directors, approve (initially, and at least annually thereafter) the operation of a Multi-Class ETF Fund pursuant to a multiple-class plan, finding that the plan is in the best interests of each mutual fund class and the ETF Class individually, and in the best interests of the Multi-Class ETF Fund as a whole. The Advisor shall prepare written reports to assist the Board’s findings that contain information regarding, among other items, the potential and/or observed benefits and costs to each class individually and the Fund as a whole due to the structure, the appropriateness of the Fund’s investment strategy for the structure, and the potential and/or observed material conflicts of interest between the classes and/or material negative consequences resulting from the structure.

COMMODITY POOL OPERATOR EXEMPTION

Each Portfolio is operated by a person that has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”) with respect to the Portfolios described in this Prospectus, and, therefore, such person is not subject to registration or regulation as a pool operator under the CEA with respect to such Portfolios.

Management of the Portfolios

The Advisor serves as investment advisor to each of the Portfolios. Pursuant to an Investment Management Agreement with the Fund on behalf of each Portfolio, the Advisor is responsible for the management of each of the Portfolio’s assets. Each of the Portfolios is managed using a team approach. The investment team includes the Investment Committee of the Advisor, portfolio managers and trading personnel.

The Investment Committee is composed primarily of certain officers and directors of the Advisor who are appointed annually. As of the date of this Prospectus, the Investment Committee has fourteen members. Investment strategies for the Portfolios are set by the Investment Committee, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee also sets and reviews all investment related policies and procedures and approves any changes in regards to approved countries, security types, and brokers.

In accordance with the team approach used to manage the Portfolios, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding the Portfolios based on the parameters established by the Investment Committee. The individuals named in a Portfolio’s “INVESTMENT ADVISOR/PORTFOLIO MANAGEMENT” section coordinate the efforts of all other portfolio managers or trading personnel with respect to the day-to-day management of such Portfolio.

Mr. Plecha is Global Head of Fixed Income Portfolio Management, a member of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor. Mr. Plecha received his BS from the University of Michigan at Ann Arbor in 1983 and his MBA from the University of California at Los Angeles in 1987. Mr. Plecha has been a portfolio manager since 1989 and has been responsible for the Portfolios since their inception.

Mr. Kolerich is Head of Fixed Income, Americas, a member of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor. Mr. Kolerich has an MBA from the University of Chicago Booth School of Business and a BS from Northern Illinois University. Mr. Kolerich joined the Advisor as a portfolio manager in 2001 and has been responsible for the DFA Municipal Real Return Portfolio since its inception. Mr. Kolerich has been responsible for the DFA Short-Term Municipal Bond Portfolio since 2012.

Mr. Meldau is a Vice President and Senior Portfolio Manager of the Advisor. Mr. Meldau holds an MBA from Wake Forest University and a BSBA from Appalachian State University. Mr. Meldau joined the Advisor in 2011, has been a portfolio manager since 2011 and has been responsible for the Portfolios since 2015.

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The Portfolios’ SAI provides information about each portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of Portfolio shares.

The Advisor provides each Portfolio with a trading department and selects brokers and dealers to effect securities transactions. Securities transactions are placed with a view to obtaining best price and execution. The Advisor may pay compensation, out of the Advisor’s profits and not as an additional charge to a Portfolio, to financial intermediaries to support the sale of Portfolio shares. A discussion regarding the basis for the Board of Directors of the Fund (the “Board”) approving the Investment Management Agreement with respect to each Portfolio is available in the semi-annual Form N-CSR report for the Portfolios for the fiscal period ending April 30, 2025. The Advisor’s address is 6300 Bee Cave Road, Building One, Austin, TX 78746. The Advisor has been engaged in the business of providing investment management services since May 1981. The Advisor is currently organized as a Delaware limited partnership and is controlled and operated by its general partner, Dimensional Holdings Inc., a Delaware corporation. As of January 31, 2026, assets under management for all Dimensional affiliated advisors totaled approximately $987 billion.

The Fund bears all of its own fees, expenses, charges, assessments, taxes, and other costs incurred in its operations, whether incurred directly by the Fund or incurred by the Advisor on its behalf. The expenses payable by the Fund shall include, but are not limited to: services of its independent registered public accounting firm, legal counsel to the Fund and its disinterested trustees/directors, fees and expenses of disinterested trustees/ directors, employees and consultants, accounting and pricing costs (including the daily calculations of net asset value), brokerage fees, exchange listing fees related to a class, commissions and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes and other governmental fees levied against the Fund, insurance premiums, investment fees and expenses of the Fund, including the interest expense of borrowing money, the costs incidental to meetings of its shareholders and trustees/directors, the cost of filing its registration statements under the federal securities laws and the cost of any other filings required under federal and state securities laws, the costs of preparing, printing and mailing proxies, shareholder reports, prospectuses, statements of additional information and other fund documents, transfer and dividend disbursing agency, administrative services and custodian fees, including the expenses of issuing, repurchasing or redeeming its shares, fees and expenses of securities lending agents and the oversight of the securities lending activities of the Fund, fees and expenses associated with trade administration oversight services with respect to reconciliations and the oversight of settlement and collateral management, litigation, regulatory examinations/proceedings and other extraordinary or nonrecurring expenses, and other expenses properly payable by the Fund, except as provided in the Fee Waiver and Expense Assumption Agreements for certain portfolios of the Fund, including the Portfolios in this Prospectus. Expenses allocable to a particular portfolio of the Fund are so allocated. The expenses of the Fund which are not allocable to a particular portfolio are borne by each portfolio on the basis of its relative net assets.

MANAGEMENT FEES

The “Annual Fund Operating Expenses” table describes the anticipated fees to be incurred by the ETF Class shares of each Portfolio for the services provided by the Advisor for the first full fiscal year. The “Management Fee” listed in the “Annual Fund Operating Expenses” table for each Portfolio provides the management fee that is payable by the Portfolio to the Advisor.

Manager of Managers Structure

The Advisor and the Fund have received an exemptive order from the Securities and Exchange Commission (“SEC”) for a manager of managers structure that allows the Advisor to appoint, remove or change Dimensional Wholly-Owned Sub-advisors (defined below), and enter into, amend and terminate sub-advisory agreements with Dimensional Wholly-Owned Sub-advisors, without prior shareholder approval, but subject to Board approval. A “Dimensional Wholly-Owned Sub-advisor” includes sub-advisors that are wholly-owned by the Advisor (i.e., (1) an indirect or direct “wholly-owned subsidiary” (as such term is defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Advisor, or (2) a sister company of the Advisor that is an indirect or direct “wholly-owned subsidiary” (as such term is defined in the 1940 Act) of the same company that, indirectly or directly, wholly owns the Advisor) (“Dimensional Wholly-Owned Sub-advisors”). The Board only will approve a change with respect to sub-advisors if the Board concludes that such arrangements would be in the best interests of the shareholders of the Municipal Real Return Portfolio (the "MOM-Eligible Portfolio"). If a new Dimensional Wholly-Owned Sub-advisor is hired for a MOM-Eligible Portfolio, shareholders will receive information about the new sub-advisor within 90 days of the change. The exemptive order allows greater flexibility for the Advisor to utilize, if desirable, personnel

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throughout the worldwide organization enabling a MOM-Eligible Portfolio to operate more efficiently. The Advisor will not hire unaffiliated sub-advisors without prior shareholder approval and did not request the ability to do so in its application to the SEC for an exemptive order to allow the manager of managers structure.

The use of the manager of managers structure with respect to a MOM-Eligible Portfolio is subject to certain conditions set forth in the SEC exemptive order. Under the manager of managers structure, the Advisor has the ultimate responsibility, subject to oversight by the Board, to oversee the Dimensional Wholly-Owned Sub-advisors and recommend their hiring, termination and replacement. The Advisor will provide general management services to a MOM-Eligible Portfolio, including overall supervisory responsibility for the general management and investment of the Portfolio’s assets. Subject to review and approval of the Board, the Advisor will (a) set a MOM-Eligible Portfolio’s overall investment strategies, (b) evaluate, select, and recommend Dimensional Wholly-Owned Sub-advisors to manage all or a portion of a MOM-Eligible Portfolio’s assets, and (c) implement procedures reasonably designed to ensure that Dimensional Wholly-Owned Sub-advisors comply with a MOM-Eligible Portfolio’s investment objective, policies and restrictions. Subject to review by the Board, the Advisor will (a) when appropriate, allocate and reallocate a MOM-Eligible Portfolio’s assets among multiple Dimensional Wholly-Owned Sub-advisors; and (b) monitor and evaluate the performance of Dimensional Wholly-Owned Sub-advisors.

FEE WAIVER AND EXPENSE ASSUMPTION AGREEMENTS

Pursuant to Fee Waiver and/or Expense Assumption Agreement for each Portfolio’s ETF Class shares (each, a “Fee Waiver Agreement”), the Advisor has agreed to waive certain fees and in certain instances assume certain expenses of the Portfolios, as described below. Each Fee Waiver Agreement described below will remain in effect through February 28, 2028, and may only be terminated by the Fund’s Board of Directors prior to that date. Each Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. With respect to each Fee Waiver Agreement, prior year waived fees and/or assumed expenses can be recaptured only if the expense ratio following such recapture would be less than the expense cap that was in place when such prior year fees were waived and/or expenses assumed, and less than the current expense cap in place for the Portfolio.

DFA Municipal Real Return Portfolio

The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of the ETF Class shares of the following Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the ETF Class shares of the Portfolio, on an annualized basis, to the rate listed below as a percentage of such class of the Portfolio’s average net assets (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of the ETF Class shares of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount identified below. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

Portfolio	Expense Limitation Amount
Municipal Real Return Portfolio	0.24%

DFA Short-Term Municipal Bond Portfolio

The Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) of the ETF Class shares of the Short-Term Municipal Bond Portfolio so that the Portfolio Expenses, on an annualized basis, do not exceed 0.19% of the average net assets for the ETF Class of the Portfolio (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of the ETF Class shares of the Portfolio are less than the Expense Limitation Amount for the ETF Class of the Portfolio, the Advisor retains the right to recover any fees previously waived to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived by the Advisor more than thirty-six months before the date of such reimbursement.

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Dividends, Capital Gains Distributions and Taxes

Dividends and Distributions. Each Portfolio intends to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended. As a regulated investment company, a Portfolio generally pays no federal income tax on the income and gains it distributes to you. Dividends from net investment income are distributed monthly by each Portfolio. Any net realized capital gains (after any reductions for available capital loss carryforwards) are distributed annually, typically in December. A Portfolio may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Portfolio.

Capital gains distributions may vary considerably from year to year as a result of a Portfolio’s normal investment activities and cash flows. During a time of economic volatility, a Portfolio may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. A Portfolio may be required to distribute taxable realized gains from a prior year, even if the Portfolio has a net realized loss for the year of distribution.

Shareholders of ETF Class shares of a Portfolio will generally receive cash distributions one or more business days after the cash payment date for the Portfolio’s Institutional Class shares. The timing difference is due to the exchange-traded structure of the ETF Class shares and applies to all ETFs, regardless of whether they are multi-class ETF funds that also offer mutual fund shares or other mutual fund share classes. After the distribution payments have been received, an ETF Class shareholder may reinvest such amounts in additional whole ETF Class shares automatically only if the broker through whom you purchased shares makes such option available. This is in contrast to the distributions for a mutual fund share class, which may be automatically reinvested in additional mutual fund shares at NAV.

The overall period between the ex-dividend date and time of reinvestment may equal four or more business days. During this period, the amount of an ETF Class shareholder’s distribution will not be invested in the Portfolio and will be held in a custodial account. Accordingly, such shareholder will not receive income or experience appreciation or depreciation on the amount of the dividend.

Annual Statements. Each year, you will receive a statement that shows the tax status of distributions you received the previous calendar year. Distributions declared in October, November, or December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.

Avoid “Buying A Dividend.” At the time you purchase your Portfolio shares, a Portfolio’s net asset value may reflect undistributed income or undistributed capital gains. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Portfolio just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.” In addition, a Portfolio’s net asset value may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions to you.

Tax Considerations. This discussion of “Tax Considerations” should be read in conjunction with the remaining subsections below containing additional information.

In general, if you are a taxable investor, Portfolio distributions are taxable to you as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Portfolio shares or receive them in cash.

For federal income tax purposes, Portfolio distributions of short-term capital gains are taxable to you at ordinary income rates. Portfolio distributions of long-term capital gains are taxable to you at long-term capital gain rates no matter how long you have owned your shares. A portfolio with a high portfolio turnover rate (a measure of how frequently assets within a portfolio are bought and sold) is more likely to generate short-term capital gains than a portfolio with a low portfolio turnover. A portion of income dividends reported by a Portfolio as qualified dividend income may be eligible for taxation by individual shareholders at long-term capital gain rates provided certain requirements are met.

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Compared to other types of investments, derivatives may be less tax efficient. For example, the use of derivatives by a Portfolio may cause the Portfolio to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gains. Changes in government regulation of derivative instruments could affect the character, timing and amount of a Portfolio’s taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy. A Portfolio’s use of derivatives also may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

If a Portfolio qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments will be treated as paid by you. You will then be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders).

Sale of Portfolio Shares. The sale of shares of a Portfolio is a taxable event and may result in a capital gain or loss to you. Currently, any capital gain or loss realized upon a sale of Portfolio shares generally is treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less. Any loss incurred on the sale or exchange of a Portfolio’s shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares. The ability to deduct capital losses may be limited.

A loss realized on a sale or exchange of shares may be disallowed under the so-called "wash sale" rules to the extent the shares disposed of are replaced with other shares of the Portfolio or substantially identical stock or securities within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Portfolio. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

Creation Units. An authorized participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase (plus any cash received by the authorized participant as part of the issue) and the authorized participant’s aggregate basis in the securities surrendered (plus any cash paid by the authorized participant as part of the issue). An authorized participant who exchanges Creation Units for securities generally will recognize a gain or loss equal to the difference between the authorized participant’s basis in the Creation Units (plus any cash paid by the authorized participant as part of the redemption) and the aggregate market value of the securities received (plus any cash received by the authorized participant as part of the redemption). The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as a short-term capital gain or loss if the shares have been held for one year or less, assuming such Creation Units are held as a capital asset.

If a Portfolio redeems Creation Units in cash, it may recognize more capital gains than it will if it redeems Creation Units in-kind.

Medicare Tax. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Portfolio and net gains from redemptions or other taxable dispositions of Portfolio shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Backup Withholding. By law, a Portfolio may be required to withhold 24% of taxable dividends, capital gains distributions, and redemption proceeds paid to you if you do not provide your proper taxpayer identification number and certain required certifications. You may avoid this withholding requirement by providing and certifying on the account registration form your correct Taxpayer Identification Number and by certifying that you are not

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subject to backup withholding and are a U.S. person (including a U.S. resident alien). A Portfolio must also withhold if the Internal Revenue Service instructs it to do so.

State and Local Taxes. In addition to federal taxes, you may be subject to state and local taxes on distributions from a Portfolio and on gains arising on redemption or exchange of a Portfolio’s shares. Distributions of interest income and capital gains realized from certain types of U.S. Government securities may be exempt from state personal income taxes.

Non-U.S. Investors. Non-U.S. investors may be subject to U.S. withholding tax, at either the 30% statutory rate or a lower rate if you are a resident of a country that has a tax treaty with the U.S., and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for certain capital gain dividends paid by a Portfolio from net long-term capital gains, if any, (other than exempt-interest dividends) interest-related dividends paid by a Portfolio from its qualified net interest income from U.S. sources and short-term capital gain dividends, if such amounts are reported by a Portfolio. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person. Non-U.S. investors also may be subject to U.S. estate tax.

Other Reporting and Withholding Requirements. Under the Foreign Account Tax Compliance Act (“FATCA”), a Portfolio will be required to withhold a 30% tax on income dividends made by the Portfolio to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Portfolio shares; however, based on proposed regulations issued by the Internal Revenue Service, which may be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Portfolio may disclose the information that it receives from its shareholders to the Internal Revenue Service, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Portfolio fails to provide the Portfolio with appropriate certifications or other documentation concerning its status under FATCA.

Special Tax Considerations for Municipal Portfolios

Exempt-Interest Dividends. In the case of the Portfolios, most portfolio distributions will consist of exempt-interest dividends (dividends paid from interest earned on municipal securities). In general, exempt-interest dividends are exempt from regular federal income tax. Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.

Because of these tax exemptions, the Portfolios may not be suitable investments for retirement plans and other tax-exempt investors. Corporate shareholders should note that these dividends may be fully taxable in states that impose corporate franchise taxes, corporate income taxes, or both, and they should consult with their tax advisors about the taxability of this income before investing in any of the Portfolios. In addition, many states require that the portion of a Portfolio’s income that is exempt from taxation be specifically designated.

Exempt-interest dividends are taken into account when determining the taxable portion of your social security or railroad retirement benefits. In addition, the Portfolios do not currently intend to invest their assets in municipal securities whose interest is subject to the federal alternative minimum tax.

While each Portfolio endeavors to purchase only bona fide tax-exempt securities, there are risks that: (a) a security issued as tax-exempt may be reclassified by the Internal Revenue Service or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of a Portfolio’s shares, to decline.

Taxable Income Dividends. Although the Portfolios attempt to invest all of their assets in tax-exempt securities, it is possible, although not anticipated, that a portion of their assets may be invested in securities that pay taxable

27

interest. These investments could generate taxable income for shareholders. The Portfolios may also distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Portfolio distributions from this income are taxable to you as ordinary income, and generally will not be treated as qualified dividend income subject to reduced rates of taxation for individuals. Distributions of ordinary income are taxable whether you reinvest your distributions in additional Portfolio shares or receive them in cash.

Capital Gain Distributions. The Portfolios also may realize net long-term capital gains from the sale of portfolio securities. Portfolio distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares.

This discussion of “DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in a Portfolio. Prospective investors should also consult the SAI.

Purchase and Sale of Shares

ETF Class shares of a Portfolio may be acquired or redeemed directly from the Portfolio only in Creation Units or multiples thereof, as discussed in the “Creations and Redemptions” section of this Prospectus. Only an Authorized Participant (defined below) may engage in creation or redemption transactions directly with a Portfolio. An “Authorized Participant” is either a “participating party” (i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation) or a Depository Trust Company participant who, in either case, has executed an agreement with the distributor and transfer agent with respect to creations and redemptions of Creation Units. Once created, shares of a Portfolio generally trade in the secondary market in amounts less than a Creation Unit.

ETF Class shares of a Portfolio are listed for trading on a national securities exchange during the trading day. ETF Class shares can be bought and sold throughout the trading day like shares of other publicly traded companies. However, there can be no guarantee that an active trading market will develop or be maintained, or that a Portfolio’s ETF Class shares listing will continue or remain unchanged. The Fund does not impose any minimum investment for shares of a Portfolio purchased on an exchange. ETF Class shares of the Portfolios trade under the following symbols:

Portfolio	Ticker:
DFA Municipal Real Return Portfolio	DFMR
DFA Short-Term Municipal Bond Portfolio	DFSM

Buying or selling a Portfolio’s ETF Class shares on an exchange involves certain costs that may apply to all securities transactions. When buying or selling ETF Class shares of a Portfolio through a financial intermediary, you may incur a brokerage commission or other charges determined by your financial intermediary. Due to these brokerage costs, if any, frequent trading may detract significantly from investment returns. The commission is frequently a fixed amount and may be a significant proportional cost for investors seeking to buy or sell small amounts of shares. In addition, you may also incur the cost of the “spread” (the difference between the bid price and the ask price). The spread varies over time for ETF Class shares of a Portfolio based on its trading volume and market liquidity and is generally less if the Portfolio has more trading volume and market liquidity and more if the Portfolio has less trading volume and market liquidity. Because ETF Class shares of the Portfolios trade at market price rather than NAV, an investor may pay more than NAV when purchasing ETF Class shares and receive less than NAV when selling Portfolio ETF Class shares. Authorized Participants may acquire ETF Class shares of a Portfolio directly from a Portfolio, and Authorized Participants may tender their ETF Class shares for redemption directly to a Portfolio, at NAV per share only in Creation Units, and in accordance with the procedures described in the SAI.

The primary listing exchange for each Portfolio’s ETF Class shares is The Nasdaq Stock Market LLC (the “Exchange”).

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The Exchange is open for trading Monday through Friday and is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

For each Portfolio’s ETF Class shares, the Board has not adopted a policy of monitoring for frequent purchases and redemptions of shares (“frequent trading”) that appear to attempt to take advantage of potential arbitrage opportunities presented by a lag between a change in the value of a Portfolio’s portfolio securities after the close of the primary markets for the Portfolio’s portfolio securities and the reflection of that change in the Portfolio’s NAV (“market timing”) because unlike the Portfolio’s Institutional Class shares, the Portfolio sells and redeems ETF Class shares directly through transactions with Authorized Participants (defined below) that are in-kind and/or for cash, subject to certain conditions and transaction fees. The transaction fees, as further described in the “CREATION AND REDEMPTION OF CREATION UNITS” section of the SAI, are charged to offset transfer and other transaction costs that may be incurred by a Portfolio’s ETF Class shares in connection with such transactions to eliminate or reduce so far as practicable any dilution of the value of the ETF Class shares. For each Portfolio’s ETF Class shares, the Board has also not adopted a policy of monitoring for other frequent trading activity because the shares are listed for trading on a national securities exchange and frequent trading of the shares on an exchange is unlikely to negatively impact a Portfolio or disrupt portfolio management.

SHARE PRICE

The trading prices of a Portfolio’s ETF Class shares in the secondary market will fluctuate continuously throughout trading hours based on the supply of and demand for the Portfolio ETF Class shares and shares of underlying securities held by a Portfolio, economic conditions and other factors, rather than a Portfolio’s NAV, which is calculated at the end of each business day. A Portfolio’s ETF Class shares will trade on the Exchange at prices that may be above (i.e., at a premium) or below (i.e., at a discount), to varying degrees, the daily NAV of a Portfolio’s ETF Class shares. The trading prices of a Portfolio’s ETF Class shares may deviate significantly from the NAV of the Portfolio’s ETF Class during periods of market volatility. Given, however, that a Portfolio’s ETF Class shares can be issued and redeemed daily in Creation Units, the Advisor believes that large discounts and premiums to NAV should not be sustained over long periods.

The Exchange will disseminate, every fifteen seconds during the regular trading day, an indicative optimized portfolio value (“IOPV”) relating to a Portfolio’s ETF Class. The IOPV calculations are estimates of the value of a Portfolio’s NAV per share of its ETF Class. Premiums and discounts between the IOPV and the market price may occur. This should not be viewed as a “real-time” update of the NAV per share. The IOPV is based on the current market value of the published basket of portfolio securities and/or cash required to be deposited in exchange for a Creation Unit and does not necessarily reflect the precise composition of a Portfolio’s actual portfolio at a particular point in time. Moreover, the IOPV is generally determined by using current market quotations and/or price quotations obtained from broker-dealers and other market intermediaries and valuations based on current market rates. The IOPV may not be calculated in the same manner as the NAV, which (i) is computed only once a day, (ii) unlike the calculation of the IOPV, takes into account Portfolio expenses, and (iii) may be subject, in accordance with the requirements of the 1940 Act, to fair valuation at different prices than those used in the calculations of the IOPV. The IOPV price is based on quotes and closing prices from the securities’ local market converted into U.S. dollars at the current currency rates and may not reflect events that occur subsequent to the local market’s close. Therefore, the IOPV may not reflect the best possible valuation of a Portfolio’s current portfolio. Neither the Portfolio nor the Advisor or any of their affiliates are involved in, or responsible for, the calculation or dissemination of such IOPVs and make no warranty as to their accuracy. In the future, the dissemination of the IOPV may be discontinued.

BOOK ENTRY

ETF Class shares of the Portfolios are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of, and holds legal title to, all outstanding ETF Class shares of the Portfolios.

Investors owning ETF Class shares of the Portfolios are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for ETF Class shares of the Portfolios. DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of ETF Class shares, you are not entitled to receive physical delivery of stock certificates or to have ETF Class shares registered in your name, and you are not considered a registered owner of ETF Class shares. Therefore, to exercise any right as an owner of ETF Class shares,

29

you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book-entry or “street name” form.

NET ASSET VALUE

The value of shares of each class of a Portfolio will fluctuate in relation to its investment experience. The NAV per share of each Portfolio’s ETF Class shares is normally calculated once daily after the close of the Exchange on which the ETF Class shares are listed for trading (normally, 4:00 p.m. ET) by dividing the total value of the Portfolio’s investments and other assets, less any liabilities, allocated to the ETF Class by the total outstanding ETF Class shares of the Portfolio. A transaction will be priced at NAV only for purchases or redemptions of Creation Units (an option only available to Authorized Participants) or in connection with a shareholder’s conversion of a Portfolio’s Institutional Class shares into such Portfolio’s ETF Class shares. Note: The time at which transactions and shares are priced may be changed in case of an emergency or if the Exchange on which the Portfolio’s ETF Class shares are listed for trading closes at a time other than 4:00 p.m. ET or in other situations to the extent permitted by the SEC.

Securities held by the Portfolios will be valued in accordance with applicable laws and procedures approved by the Board, and generally, as described below. Each Portfolio generally calculates its NAV per share and accepts purchase and redemption orders of Creation Units on days that the Exchange on which the Portfolio is listed is open for trading. On days when the Exchange closes earlier than normal, the Portfolios may require orders to be placed earlier in the day.

Debt securities will be valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources, including broker/dealers that typically handle the purchase and sale of such securities using data, reflecting the earlier closing of the principal markets for those securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Net asset value includes interest on fixed income securities which is accrued daily.

Generally, securities issued by open-end investment companies (excluding exchange-traded investment companies) are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

Securities of exchange-traded investment companies held by the Portfolios are valued at, as applicable: (1) the official closing price on the exchange or market where the security is principally traded; or (2) the last reported sale price prior to that day's close.

The value of the securities and other assets of the Portfolios for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are determined in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that a Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its net asset value per share. As a result, the sale or redemption by a Portfolio of its shares at net asset value, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of such futures contracts held by the Portfolios is determined each day as of such close. In the absence of prices that are readily available as defined in Rule 2a-5, the futures contract will be valued in good faith at fair value in accordance with procedures approved by the Board.

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Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not readily available as defined in Rule 2a-5, the swap agreement will be valued in good faith at fair value in accordance with procedures approved by the Board.

CONVERSIONS

A shareholder holding Institutional Class shares of a Portfolio may convert those shares to ETF Class shares issued by the same Portfolio to the extent supported by the shareholder's financial intermediary. Shareholders should contact their financial intermediary to determine the eligibility of their account for such a conversion. ETF Class shares, whether acquired through a conversion or purchased on the secondary market, cannot be converted to Institutional Class shares of the Portfolio or exchanged for ETF Class shares of another Portfolio.

In contrast to the Institutional Class shares, however, ETF Class shares must be held in a brokerage account. Accordingly, shareholders that hold Institutional Class shares in an account directly with a Portfolio through its transfer agent, or in a brokerage account that only allows the shareholder to hold mutual fund shares, will need to independently designate an eligible brokerage account for holding the ETF Class shares prior to a conversion. Shareholders that hold Institutional Class shares in a 401(k) plan or other employer-sponsored retirement or benefit plan generally may not convert those shares to ETF Class shares and should check with their plan sponsor or recordkeeper regarding eligibility.

A conversion from Institutional Class shares to ETF Class shares of a Portfolio will be processed at the relative NAVs of the respective share classes at the time of conversion. Since Depository Trust Company (DTC) (or its nominee) serves as the record owner of, and holds legal title to, the ETF Class shares of a Portfolio and does not support the distribution and transfer of fractional shares, a shareholder may be unable to convert a small portion of their Institutional Class shares into ETF Class shares.

For example, if a shareholder’s Institutional Class shares were equal to 15.25 ETF Class shares based on the relative NAVs of the classes, DTC’s system would only account for the transfer of 15 whole ETF Class shares. If a shareholder’s financial intermediary does not accommodate the ownership of fractional shares of ETFs (e.g., while DTC’s systems do not allow for the distribution and transfer of fractional shares of ETFs, a financial intermediary may acquire whole shares of an ETF and allocate fractional shares of such ETF to its clients that are recorded on the intermediary’s books), a shareholder would be required to redeem the portion of their Institutional Class shares investment equal to 0.25 fractional ETF Class shares. Albeit small, such redemption would be a taxable event. Shareholders will not otherwise recognize a taxable gain (or loss) on the conversion of Institutional Class shares of a Portfolio into ETF Class shares.

Shareholders should contact their financial intermediary to determine whether a conversion or the redemption of fractional shares may be subject to fees and expenses. The Portfolios do not impose a transaction fee on conversions but reserve the right to change such policy or to limit, temporarily suspend, or terminate the conversion privilege in the future.

Investors owning Institutional Class shares in an account directly with a Portfolio through its transfer agent should first contact the Portfolio’s transfer agent at (888) 576-1167 to notify the transfer agent of the proposed conversion and then send a letter of instruction to the transfer agent by an approved method. Shareholders that invest in a Portfolio through a financial intermediary should contact their financial intermediary for information regarding conversions. The length of the conversion process will depend on a shareholder’s financial intermediary, but may take several days from the date of the request. Shareholders will remain fully invested in their Institutional Class shares until the conversion process is complete.

A blackout period for conversions into ETF Class shares may be imposed by a Portfolio around the dates the Portfolio declares dividends. This may be necessary to accommodate the operational requirements of certain financial intermediaries.

Creations and Redemptions

Prior to trading in the secondary market, ETF Class shares of a Portfolio are “created” at NAV by market makers, large investors and institutions only in block-size Creation Units of the following number of shares, or multiples thereof:

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Portfolio	Creation Unit
DFA Municipal Real Return Portfolio	50,000 shares
DFA Short-Term Municipal Bond Portfolio	50,000 shares

All orders to purchase Creation Units must be placed by or through an “Authorized Participant” that has entered into an authorized participant agreement (an “AP Agreement”) with the Portfolios’ distributor (the “Distributor”).

A creation transaction, which is subject to acceptance by the Distributor or its agents, generally takes place when an Authorized Participant deposits into a Portfolio a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash in exchange for a specified number of Creation Units.

Similarly, ETF Class shares can be redeemed only in Creation Units, generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) held by a Portfolio and a specified amount of cash. Creation Units are generally issued (or redeemed) by the ETF Class shares of the Portfolios in exchange for cash or in-kind for securities and a specified amount of cash. For each Portfolio, the Fund reserves the right to permit or require that creations and redemptions of ETF Class shares be effected entirely in cash, in-kind or a combination thereof. Creation Unit transactions conducted in exchange for cash only may cause a Portfolio to recognize capital gains and to pay out higher annual capital gain distributions to shareholders than if such transactions had been conducted in-kind. Conducting Creation Unit transactions in cash may also cause a Portfolio’s ETF Class shares to trade in the secondary market at wider bid-ask spreads or greater premiums or discounts to the NAV of the Portfolio's ETF Class shares. Except when aggregated in Creation Units, ETF Class shares are not redeemable by a Portfolio.

The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form under the AP Agreement.

Only an Authorized Participant may create or redeem Creation Units directly with a Portfolio. In the event of a system failure or other interruption, including disruptions at market makers or Authorized Participants, orders to purchase or redeem Creation Units either may not be executed according to a Portfolio’s instructions or may not be executed at all, or a Portfolio may not be able to place or change orders.

When a Portfolio engages in in-kind transactions, the Portfolio intends to comply with the U.S. federal securities laws in accepting securities for deposit and satisfying redemptions with redemption securities by, among other means, assuring that any securities accepted for deposit and any securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). Further, an Authorized Participant that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the 1933 Act, will not be able to receive restricted securities eligible for resale under Rule 144A.

Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC participant and, in either case, has executed an AP Agreement with the Distributor. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the SAI for the Portfolios' ETF Class shares.

Because new shares may be created and issued on an ongoing basis, at any point during the life of a Portfolio's ETF Class shares a “distribution,” as such term is used in the 1933 Act, may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters subject to the prospectus delivery and liability provisions of the 1933 Act. Any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.

Broker-dealers should also note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the 1933 Act. For delivery of prospectuses to exchange members,

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the prospectus delivery mechanism of Rule 153 under the 1933 Act is available only with respect to transactions on a national securities exchange.

Premium/Discount Information

Information showing the number of days the market price of a Portfolio’s ETF Class shares was greater than the NAV of the Portfolio's ETF Class shares and the number of days it was less than the NAV of the Portfolio's ETF Class shares (i.e., premium or discount) for various time periods is available by visiting the Portfolio’s website at https://www.dimensional.com/us-en/funds.

Disclosure of Portfolio Holdings

A description of the Fund's policies and procedures regarding the release of portfolio holdings information is also available in the Fund's SAI. Portfolio holdings information is available by visiting a Portfolio’s website at https://www.dimensional.com/us-en/funds.

Delivery of Shareholder Documents

To eliminate duplicate mailings and reduce expenses, the ETF Class shares of the Portfolios may deliver a single copy of certain shareholder documents, such as this Prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolios will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.

Distribution

The Distributor or its agents distribute Creation Units for the ETF Class shares of the Portfolios on an agency basis. The Distributor does not maintain a secondary market in ETF Class shares of the Portfolios.

DISTRIBUTION AND SERVICE (12B-1) FEES

The Board has adopted a distribution plan, sometimes known as a Rule 12b-1 plan, that allows a Portfolio’s ETF Class shares to pay distribution fees of up to 0.25% per year, to those who sell and distribute ETF Class shares of the Portfolio and provide other services to shareholders. However, the Board has determined not to authorize payment of a Rule 12b-1 plan fee at this time. Because these fees are paid out of the assets of the ETF Class shares of a Portfolio on an ongoing basis, to the extent that a fee is authorized, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Financial Highlights

The Financial Highlights table is meant to help you understand each Portfolio’s financial performance for the past five years and for the most recent semi-annual period ended April 30, 2026. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Portfolio, assuming reinvestment of all dividends and distributions. This information, excluding the financial information and notes with respect to the fiscal period ended April 30, 2026, has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolios’ annual financial statements, are included in the Fund's Form N-CSR filed with the SEC. Further information about each Portfolio’s performance is contained in the annual report, which is available upon request. ETF Class shares of the Portfolios have not commenced operations as of the date of this Prospectus and financial highlights are not yet available.

Financial highlights for the Institutional Class shares of each Portfolio are shown to provide investors with financial information about the Portfolio. The Institutional Class shares of the Portfolios would have substantially similar returns as the ETF Class shares because the shares are invested in the same portfolio securities. Returns for the ETF Class shares and Institutional Class shares may vary due to differences in their expenses.

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DFA Investment Dimensions Group Inc.

Financial Highlights
(For a share outstanding throughout each period)

	DFA Municipal Real Return Portfolio - Institutional Class Shares
	Six Months Ended Apr 30, 2026 (unaudited)	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Period	$10.81	$10.83	$10.62	$10.56	$10.91	$10.21
Income from Investment Operations#
Net Investment Income (Loss)	0.13	0.25	0.25	0.19	0.12	0.11
Net Gains (Losses) on Securities (Realized and Unrealized)	0.09	0.12	0.21	0.06	(0.36)	0.70
Total from Investment Operations	0.22	0.37	0.46	0.25	(0.24)	0.81
Less Distributions:
Net Investment Income	(0.13)	(0.26)	(0.25)	(0.19)	(0.11)	(0.11)
Net Realized Gains	(0.09)	(0.13)	—	—	—	—
Total Distributions	(0.22)	(0.39)	(0.25)	(0.19)	(0.11)	(0.11)
Net Asset Value, End of Period	$10.81	$10.81	$10.83	$10.62	$10.56	$10.91
Total Return	2.09%(A)	3.43%	4.38%	2.39%	(2.22%)	8.00%
Net Assets, End of Period (thousands)	$1,801,682	$1,827,216	$1,612,239	$1,615,680	$1,787,200	$1,153,419
Ratio of Expenses to Average Net Assets	0.24%(B)	0.24%	0.24%	0.24%	0.24%	0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.24%(B)	0.24%	0.24%	0.24%	0.24%	0.24%
Ratio of Net Investment Income to Average Net Assets	2.41%(B)	2.39%	2.33%	1.79%	1.07%	1.08%
Portfolio Turnover Rate	33%(A)	132%	104%	62%	26%	14%

#  Computed using average shares outstanding.

— Amounts designated as — are either zero or rounded to zero.

(A) Non-Annualized

(B) Annualized

34

DFA Investment Dimensions Group Inc.

Financial Highlights
(For a share outstanding throughout each period)

	DFA Short-Term Municipal Bond Portfolio - Institutional Class Shares
	Six Months Ended Apr 30, 2026 (unaudited)	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Period	$10.17	$10.16	$10.08	$9.98	$10.16	$10.19
Income from Investment Operations#
Net Investment Income (Loss)	0.13	0.27	0.28	0.17	0.04	0.03
Net Gains (Losses) on Securities (Realized and Unrealized)	—	0.02	0.07	0.10	(0.18)	(0.03)
Total from Investment Operations	0.13	0.29	0.35	0.27	(0.14)	—
Less Distributions:
Net Investment Income	(0.13)	(0.28)	(0.27)	(0.17)	(0.04)	(0.03)
Total Distributions	(0.13)	(0.28)	(0.27)	(0.17)	(0.04)	(0.03)
Net Asset Value, End of Period	$10.17	$10.17	$10.16	$10.08	$9.98	$10.16
Total Return	1.26%(A)	2.87%	3.55%	2.75%	(1.36%)	(0.03%)
Net Assets, End of Period (thousands)	$1,376,559	$1,412,767	$1,500,050	$1,649,754	$2,154,913	$2,436,433
Ratio of Expenses to Average Net Assets	0.19%(B)	0.18%	0.18%	0.19%	0.20%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.19%(B)	0.18%	0.18%	0.19%	0.20%	0.22%
Ratio of Net Investment Income to Average Net Assets	2.55%(B)	2.71%	2.72%	1.68%	0.43%	0.29%
Portfolio Turnover Rate	64%(A)	198%	186%	103%	75%	67%

#  Computed using average shares outstanding.

— Amounts designated as — are either zero or rounded to zero.

(A) Non-Annualized

(B) Annualized

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Other Available Information

You can find more information about the Fund and its Portfolios in the Portfolios’ SAI and Annual and Semi-Annual Reports.

Statement of Additional Information

The SAI, incorporated herein by reference, supplements, and is technically part of, this Prospectus. It includes an expanded discussion of investment practices, risks, and fund operations.

Annual and Semi-Annual Reports to Shareholders and Form N-CSR Filed with the SEC

These reports contain additional information about the Portfolios’ investments.

The Annual Report also discusses the market conditions and investment strategies that significantly affected the Portfolios in their last fiscal year.

In Form N-CSR, you will find the Portfolios’ annual and semi-annual financial statements.

How to get these and other materials:

• Your investment advisor—you are a client of an investment advisor who has invested in the Portfolios on your behalf.

• The Fund—you represent an institutional investor, registered investment advisor or other qualifying investor.  Call collect at (512) 306-7400.

• Access them on our website at https://www.dimensional.com.

• Access them on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.

• Obtain them, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

DFA Investment Dimensions Group Inc.—Registration No. 811-3258
Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 (512) 306-7400
DFA-022826-002B

Prospectus

August 30, 2026

DFA INVESTMENT DIMENSIONS GROUP INC. ETF CLASS SHARES

	Ticker:	Exchange:
DFA Five-Year Global Fixed Income Portfolio	DFGB	The Nasdaq Stock Market LLC
DFA Intermediate Government Fixed Income Portfolio	DFGV	The Nasdaq Stock Market LLC
DFA Short-Duration Real Return Portfolio	DFSR	The Nasdaq Stock Market LLC

This Prospectus describes the ETF Class shares of each Portfolio which are for long-term investors. The Portfolios’ ETF Class shares are listed on a national securities exchange and, unlike mutual fund shares, are not individually redeemable. In addition to the ETF Class shares, each Portfolio also offers a conventional mutual fund share class in a separate prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

DFA Five-Year Global Fixed Income Portfolio

ETF Class Shares

Investment Objective

The investment objective of the DFA Five-Year Global Fixed Income Portfolio (the “Five-Year Global Portfolio” or the “Portfolio”) is to provide a market rate of return for a fixed income portfolio with low relative volatility of returns. The Five-Year Global Portfolio seeks to focus the eligible universe on securities with relatively less expected upward or downward movement in market value.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy, hold or sell ETF Class shares of the Portfolio. You may also incur usual and customary brokerage commissions when buying or selling the ETF Class shares of the Portfolio, which are not reflected in the table or Example that follows.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.18%
Other Expenses[1]	0.04%
Total Annual Fund Operating Expenses	0.22%
Fee Waiver and/or Expense Reimbursement[2]	0.01%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.21%

[1]	The ETF Class shares of the Portfolio are new, so the “Other Expenses" shown for the class are based on anticipated fees and expenses for the first full fiscal year.
[2]

Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the ETF Class shares of the Portfolio. The Fee Waiver and/or Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2028, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

EXAMPLE

This Example is meant to help you compare the cost of investing in the Portfolio's ETF Class shares with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio's ETF Class shares for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio's ETF Class shares reflect the net expenses of the Portfolio's ETF Class shares that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

1 Year	3 Years	5 Years	10 Years
$22	$70	$123	$279

1

PORTFOLIO TURNOVER

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 44% of the average value of its investment portfolio.

Principal Investment Strategies

The Five-Year Global Portfolio seeks to achieve its investment objective by generally investing in a universe of U.S. and foreign debt securities maturing in five years or less from the date of settlement. The Portfolio primarily invests in obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, corporate debt obligations, bank obligations, commercial paper, repurchase agreements, money market funds, securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations. Dimensional Fund Advisors LP (the “Advisor”) expects that the Portfolio will primarily invest in the obligations of issuers that are in developed countries. The Advisor selects the Portfolio's foreign country and currency compositions based on an evaluation of various factors, including, but not limited to, relative interest rates and exchange rates. The fixed income securities in which the Portfolio invests are considered investment grade at the time of purchase (e.g., rated AAA to BBB- by S&P Global Ratings (“S&P”) or Fitch Ratings Ltd. (“Fitch”) or Aaa to Baa3 by Moody’s Ratings (“Moody’s”)). The Portfolio intends to invest its assets to gain exposure to at least three different countries, including the United States. As of the date of the Prospectus, the Portfolio invests approximately 6% of its net assets in U.S. issuers. This percentage will change due to market conditions. An issuer may be considered to be of a country if it is organized under the laws of, maintains its principal place of business in, has at least 50% of its assets or derives at least 50% of its operating income in, or is a government, government agency, instrumentality or central bank of, that country. As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in fixed income securities that mature within five years from the date of settlement.

It is the policy of the Five-Year Global Portfolio that the weighted average effective maturity of investments will not exceed five years. The effective maturity adjusts the stated final maturity of a fixed income security for an actual or expected event such as a call, put, tender, mandatory early redemption, pre-refunding, coupon or interest rate reset, or other similar event. In making purchase decisions, if the expected term premium is greater for longer-term securities in the eligible maturity range, the Advisor will focus investment in the longer-term area, otherwise, the Portfolio will focus investment in the shorter-term area of the eligible maturity range. The Portfolio is authorized to invest more than 25% of its total assets in U.S. Treasury bonds, bills and notes and obligations of federal agencies and instrumentalities.

Because many of the Portfolio’s investments may be denominated in foreign currencies, the Portfolio may also enter into foreign currency forward contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. The Portfolio may purchase or sell futures contracts and options on futures contracts, to hedge its currency exposure or to hedge its interest rate exposure or for non-hedging purposes, such as a substitute for direct investment or to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

The Five-Year Global Portfolio may lend its portfolio securities to generate additional income.

The Five-Year Global Portfolio's ETF Class operates as an actively managed exchange-traded fund ("ETF") and does not seek to replicate the performance of a specific index and may have a higher degree of portfolio turnover than passively managed index ETFs.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

2

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, environmental, political, and issuer-specific conditions and events will cause the value of securities, and a fund that owns them, to rise or fall.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The Portfolio hedges foreign currency risk.

Foreign issuers may not be subject to uniform accounting, auditing and financial reporting standards and there may be less reliable and publicly available financial and other information about such issuers, as compared to U.S. issuers. A fund may have greater difficulty voting proxies, exercising shareholder rights, securing dividends and/or interest and obtaining information regarding corporate actions on a timely basis, pursuing legal remedies, and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts.

Foreign Government Debt Risk: The risk that: (a) the governmental entity that controls the repayment of government debt may not be willing or able to repay the principal and/or to pay the interest when it becomes due, due to factors such as political considerations, the relative size of the governmental entity’s debt position in relation to the economy, cash flow problems, insufficient foreign currency reserves, the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies, and/or other national economic factors; (b) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling; and (c) there is no legal or bankruptcy process by which defaulted government debt may be collected in whole or in part.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. During periods of very low or negative interest rates, a fund may be subject to a greater risk of rising interest rates. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to changes in interest rates.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact the performance of a fund holding such securities. Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. Government, that are supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limitations, and securities issued by agencies and instrumentalities sponsored by the U.S. Government that are sponsored by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk. U.S. government agency securities issued or guaranteed by the credit of the agency may still involve a risk of non-payment of principal and/or interest.

Income Risk: Income risk is the risk that falling interest rates will cause a fund’s income to decline because, among other reasons, the proceeds from maturing short-term securities in its portfolio may be reinvested in lower-yielding securities.

Call Risk: Call risk is the risk that during periods of falling interest rates, an issuer will call or repay a higher-yielding fixed income security before its maturity date, forcing a fund to reinvest in fixed income securities with lower interest rates than the original obligations.

Derivatives Risk: Derivatives are instruments, such as futures contracts, and options thereon, and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by a fund or if the cost of the derivative outweighs the benefit of the hedge.

3

In regard to currency hedging, it is generally not possible to precisely match the foreign currency exposure of such foreign currency forward contracts to the value of the securities involved due to fluctuations in the market values of such securities and cash flows into and out of a fund between the date a foreign currency forward contract is entered into and the date it expires. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When a fund uses derivatives, the fund will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, settlement, liquidity, interest rate, market, credit and management risks, as well as difficulties with respect to valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and a fund could lose more than the principal amount invested.

Liquidity Risk: Liquidity risk exists when particular portfolio investments are difficult to purchase or sell. To the extent that a fund holds illiquid investments, the fund’s performance may be reduced due to an inability to sell the investments at opportune prices or times. Liquid portfolio investments may become illiquid or less liquid after purchase by a fund due to low trading volume, adverse investor perceptions, credit tightening and/or other market developments. Liquidity risk includes the risk that a fund will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss or at increased costs. Liquidity risk can be more pronounced in periods of market turmoil or in situations where ownership of shares of a fund are concentrated in one or a few investors. Investments that are illiquid or that trade in lower volumes may be more difficult to value.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a fund may lose money and there may be a delay in recovering the loaned securities. A fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes, and the use of artificial intelligence and machine learning (“AI”). Various operational events or circumstances are outside a fund’s or its advisor’s control, including instances at third parties. A fund and its advisor seek to reduce these operational risks through controls and procedures. However, measures that seek to reduce these operational risks through controls and procedures may not address every possible risk and may be inadequate to address these risks.

Cyber Security Risk: A fund and its service providers’ use of internet, technology and information systems may expose the fund to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

The following is a description of additional principal risks of investing in the ETF Class shares of the Portfolio, due to the shares being listed and traded on a national securities exchange.

Market Trading Risk: Active trading markets for the ETF Class shares may not be developed or maintained by market makers or authorized participants. Authorized participants are not obligated to make a market in the ETF Class shares or to submit purchase or redemption orders for creation units, which may widen bid-ask spreads. Trading in shares on an exchange may be halted in certain circumstances. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of the ETF Class shares will continue to be met. Additionally, in stressed market conditions, the market for the ETF Class shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s portfolio holdings, which may cause a significant variance in the market price of the ETF Class shares and their underlying value as well as an increase in the ETF Class shares’ bid-ask spread.

Premium/Discount Risk: The net asset value (“NAV”) of the ETF Class shares and the value of your investment may fluctuate. Disruptions to creations and redemptions or the market price of a fund’s holdings, the existence of extreme market volatility or potential lack of an active trading market for shares may widen bid-ask spreads and result in shares trading at a significant premium or discount to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

4

Performance

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The ETF Class shares of the Portfolio are a new class of shares for which performance information is not available, and therefore, for periods prior to the inception of the ETF Class shares, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns of the ETF Class shares of the Portfolio may vary from the returns of the Institutional Class shares due to differences in expenses. The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year. The table illustrates how annualized returns of the Institutional Class shares of the Portfolio for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

DFA Five-Year Global Fixed Income Portfolio Institutional Class Shares[1] —Total Returns

January 2016-December 2025
Highest Quarter	Lowest Quarter
2.32% 2016, Q1	-4.58% 2022, Q1

Year-to-date return as of June 30, 2026: 1.81%

5

Annualized Returns (%) Periods ended December 31, 2025
	1 Year	5 Years	10 Years
DFA Five-Year Global Fixed Income Portfolio - Institutional Class Shares
Return Before Taxes	4.33%	1.30%	1.75%
Return After Taxes on Distributions	2.63%	0.11%	0.70%
Return After Taxes on Distributions and Sale of Portfolio Shares	2.55%	0.47%	0.88%
FTSE World Government Bond Index 1-5 Years (hedged to USD)
(reflects no deduction for fees, expenses or taxes on sales)	5.12%	1.80%	2.08%
Bloomberg Global Aggregate Bond Index (hedged to USD)
(reflects no deduction for fees, expenses or taxes on sales)	4.86%	0.34%	2.39%

1.

As of December 31, 2025, the ETF Class shares of the Portfolio had not yet incepted. Performance shown prior to the inception date of the ETF Class shares is from the Portfolio's Institutional Class shares, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns for the ETF Class shares and Institutional Class shares may vary due to differences in their expenses.

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the Portfolio. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as the sub-advisors for the Portfolio. The following individuals are responsible for leading the day-to-day management of the Portfolio:

• David A. Plecha, Global Head of Fixed Income Portfolio Management, member of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (1990).

• Joseph F. Kolerich, Head of Fixed Income, Americas, member of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since 2012.

• Travis A. Meldau, Vice President and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since 2020.

Purchase and Sale of Shares

The Portfolio issues (or redeems) ETF Class shares at NAV only to certain financial institutions that have entered into agreements with the Portfolio’s distributor in large aggregated blocks known as “Creation Units.” A Creation Unit of the Portfolio’s ETF Class shares consists of 50,000 shares. Creation Units are issued (or redeemed) in-kind for securities (and an amount of cash) that the Portfolio specifies each day at the NAV next determined after receipt of an order. However, the Portfolio also reserves the right to permit or require Creation Units to be issued (or redeemed) entirely or partially for cash.

Individual ETF Class shares of the Portfolio may only be purchased and sold on The Nasdaq Stock Market LLC, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices and are not individually redeemable from the Portfolio. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Because the Portfolio’s ETF Class shares trade at market prices rather than at NAV, ETF Class shares may trade at a price less than (discount) or greater than (premium) the NAV of the ETF Class shares. Recent information, including information on the ETF Class shares’ NAV, market price, premiums and discounts, and bid-ask spreads, is available on the Portfolio’s website at https://www.dimensional.com/us-en/funds.

6

Tax Information

The dividends and distributions you receive from the Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

7

DFA Intermediate Government Fixed Income Portfolio

ETF Class Shares

Investment Objective

The investment objective of the DFA Intermediate Government Fixed Income Portfolio (the “Intermediate Government Portfolio” or the “Portfolio”) is to earn current income consistent with preservation of capital.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy, hold or sell ETF Class shares of the Portfolio. You may also incur usual and customary brokerage commissions when buying or selling the ETF Class shares of the Portfolio, which are not reflected in the table or Example that follows.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.09%
Other Expenses[1]	0.05%
Total Annual Fund Operating Expenses	0.14%
Fee Waiver and/or Expense Reimbursement[2]	0.02%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.12%

[1]	The ETF Class shares of the Portfolio are new, so the “Other Expenses" shown for the class are based on anticipated fees and expenses for the first full fiscal year.
[2]

Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the ETF Class shares of the Portfolio. The Fee Waiver and/or Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2028, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

EXAMPLE

This Example is meant to help you compare the cost of investing in the Portfolio's ETF Class shares with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio's ETF Class shares for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio's ETF Class shares reflect the net expenses of the Portfolio's ETF Class shares that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

1 Year	3 Years	5 Years	10 Years
$12	$43	$77	$177

8

PORTFOLIO TURNOVER

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 13% of the average value of its investment portfolio.

Principal Investment Strategies

The Intermediate Government Portfolio primarily invests in high quality, low-risk obligations of the U.S. Government and its agencies with maturities between five and fifteen years from the date of settlement. The Portfolio normally invests in non-callable obligations issued or guaranteed by the U.S. Government and U.S. government agencies, AAA-rated, dollar-denominated obligations of foreign governments, obligations of supranational organizations, and futures contracts on U.S. Treasury securities. Since government guaranteed mortgage-backed securities are considered callable, such securities will not be included in the Portfolio. Generally, the Intermediate Government Portfolio will purchase securities with maturities between five and fifteen years from the date of settlement. The Portfolio will not shift the maturity of its investments in anticipation of interest rate movements and ordinarily will have a weighted average effective maturity, based upon market values, between three and ten years. The effective maturity adjusts the stated final maturity of a fixed income security for an actual or expected event such as a call, put, tender, mandatory early redemption, pre-refunding, coupon or interest rate reset, or other similar event. Under normal circumstances, when determining its duration, the Portfolio will consider a duration similar to the Bloomberg U.S. Government Bond Index, which was approximately 5.85 years as of December 31, 2025. In any event, as a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in fixed income government securities and maintain a weighted average effective maturity between three and ten years. Duration is a measure of the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

The Intermediate Government Portfolio may invest a portion of its assets in the obligations of foreign governments. Those obligations at the time of purchase must be either rated in the highest rating category of a nationally recognized statistical rating organization or, in the case of any obligation that is unrated, of comparable quality. The Portfolio is authorized to invest more than 25% of its total assets in U.S. Treasury bonds, bills and notes and obligations of federal agencies and instrumentalities. The Portfolio may also invest in money market funds. The Portfolio also may purchase or sell futures contracts on U.S. Treasury securities or options on such contracts to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. However, the Portfolio will not purchase or sell futures contracts or options thereon if as a result more than 5% of its net assets would then consist of initial margin deposits and premiums required to establish such positions.

The Intermediate Government Portfolio may lend its portfolio securities to generate additional income.

The Intermediate Government Portfolio's ETF Class operates as an actively managed exchange-traded fund ("ETF") and does not seek to replicate the performance of a specific index and may have a higher degree of portfolio turnover than passively managed index ETFs.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, environmental, political, and issuer-specific conditions and events will cause the value of securities, and a fund that owns them, to rise or fall.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security

9

prices fall. During periods of very low or negative interest rates, a fund may be subject to a greater risk of rising interest rates. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to changes in interest rates.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact the performance of a fund holding such securities. Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. Government, that are supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limitations, and securities issued by agencies and instrumentalities sponsored by the U.S. Government that are sponsored by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk. U.S. government agency securities issued or guaranteed by the credit of the agency may still involve a risk of non-payment of principal and/or interest.

Income Risk: Income risk is the risk that falling interest rates will cause a fund’s income to decline because, among other reasons, the proceeds from maturing short-term securities in its portfolio may be reinvested in lower-yielding securities.

Derivatives Risk: Derivatives are instruments, such as futures contracts, and options thereon, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When a fund uses derivatives, the fund will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, as well as difficulties with respect to valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and a fund could lose more than the principal amount invested.

Liquidity Risk: Liquidity risk exists when particular portfolio investments are difficult to purchase or sell. To the extent that a fund holds illiquid investments, the fund’s performance may be reduced due to an inability to sell the investments at opportune prices or times. Liquid portfolio investments may become illiquid or less liquid after purchase by a fund due to low trading volume, adverse investor perceptions, credit tightening and/or other market developments. Liquidity risk includes the risk that a fund will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss or at increased costs. Liquidity risk can be more pronounced in periods of market turmoil or in situations where ownership of shares of a fund are concentrated in one or a few investors. Investments that are illiquid or that trade in lower volumes may be more difficult to value.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a fund may lose money and there may be a delay in recovering the loaned securities. A fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes, and the use of artificial intelligence and machine learning (“AI”). Various operational events or circumstances are outside a fund’s or its advisor’s control, including instances at third parties. A fund and its advisor seek to reduce these operational risks through controls and procedures. However, measures that seek to reduce these operational risks through controls and procedures may not address every possible risk and may be inadequate to address these risks.

Cyber Security Risk: A fund and its service providers’ use of internet, technology and information systems may expose the fund to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

10

The following is a description of additional principal risks of investing in the ETF Class shares of the Portfolio, due to the shares being listed and traded on a national securities exchange.

Market Trading Risk: Active trading markets for the ETF Class shares may not be developed or maintained by market makers or authorized participants. Authorized participants are not obligated to make a market in the ETF Class shares or to submit purchase or redemption orders for creation units, which may widen bid-ask spreads. Trading in shares on an exchange may be halted in certain circumstances. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of the ETF Class shares will continue to be met. Additionally, in stressed market conditions, the market for the ETF Class shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s portfolio holdings, which may cause a significant variance in the market price of the ETF Class shares and their underlying value as well as an increase in the ETF Class shares’ bid-ask spread.

Premium/Discount Risk: The net asset value (“NAV”) of the ETF Class shares and the value of your investment may fluctuate. Disruptions to creations and redemptions or the market price of a fund’s holdings, the existence of extreme market volatility or potential lack of an active trading market for shares may widen bid-ask spreads and result in shares trading at a significant premium or discount to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Performance

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The ETF Class shares of the Portfolio are a new class of shares for which performance information is not available, and therefore, for periods prior to the inception of the ETF Class shares, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns of the ETF Class shares of the Portfolio may vary from the returns of the Institutional Class shares due to differences in expenses. The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year. The table illustrates how annualized returns of the Institutional Class shares of the Portfolio for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

11

DFA Intermediate Government Fixed Income Portfolio Institutional Class Shares[1] —Total Returns

January 2016-December 2025
Highest Quarter	Lowest Quarter
8.57% 2020, Q1	-5.98% 2022, Q1

Year-to-date return as of June 30, 2026: 0.51%

Annualized Returns (%) Periods ended December 31, 2025
	1 Year	5 Years	10 Years
DFA Intermediate Government Fixed Income Portfolio - Institutional Class Shares
Return Before Taxes	7.14%	-1.08%	1.46%
Return After Taxes on Distributions	5.84%	-2.02%	0.49%
Return After Taxes on Distributions and Sale of Portfolio Shares	4.21%	-1.20%	0.74%
Bloomberg U.S. Government Bond Index
(reflects no deduction for fees, expenses or taxes)	6.31%	-0.94%	1.38%
Bloomberg U.S. Aggregate Bond Index
(reflects no deduction for fees, expenses or taxes on sales)	7.30%	-0.36%	2.01%

1.

As of December 31, 2025, the ETF Class shares of the Portfolio had not yet incepted. Performance shown prior to the inception date of the ETF Class shares is from the Portfolio's Institutional Class shares, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns for the ETF Class shares and Institutional Class shares may vary due to differences in their expenses.

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the Portfolio. The following individuals are responsible for leading the day-to-day management of the Portfolio:

• David A. Plecha, Global Head of Fixed Income Portfolio Management, member of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (1990).

• Joseph F. Kolerich, Head of Fixed Income, Americas, member of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since 2012.

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• Alan R. Hutchison, Vice President and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since 2016.

Purchase and Sale of Shares

The Portfolio issues (or redeems) ETF Class shares at NAV only to certain financial institutions that have entered into agreements with the Portfolio’s distributor in large aggregated blocks known as “Creation Units.” A Creation Unit of the Portfolio’s ETF Class shares consists of 25,000 shares. Creation Units are issued (or redeemed) in-kind for securities (and an amount of cash) that the Portfolio specifies each day at the NAV next determined after receipt of an order. However, the Portfolio also reserves the right to permit or require Creation Units to be issued (or redeemed) entirely or partially for cash.

Individual ETF Class shares of the Portfolio may only be purchased and sold on The Nasdaq Stock Market LLC, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices and are not individually redeemable from the Portfolio. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Because the Portfolio’s ETF Class shares trade at market prices rather than at NAV, ETF Class shares may trade at a price less than (discount) or greater than (premium) the NAV of the ETF Class shares. Recent information, including information on the ETF Class shares’ NAV, market price, premiums and discounts, and bid-ask spreads, is available on the Portfolio’s website at https://www.dimensional.com/us-en/funds.

Tax Information

The dividends and distributions you receive from the Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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DFA Short-Duration Real Return Portfolio

ETF Class Shares

Investment Objective

The investment objective of the DFA Short-Duration Real Return Portfolio (the “Short-Duration Real Return Portfolio” or the “Portfolio”) is to seek inflation protection and maximize total returns.

Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy, hold or sell ETF Class shares of the Portfolio. You may also incur usual and customary brokerage commissions when buying or selling the ETF Class shares of the Portfolio, which are not reflected in the table or Example that follows.

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.18%
Other Expenses[1]	0.05%
Total Annual Fund Operating Expenses	0.23%
Fee Waiver and/or Expense Reimbursement[2]	0.01%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.22%

[1]	The ETF Class shares of the Portfolio are new, so the “Other Expenses" shown for the class are based on anticipated fees and expenses for the first full fiscal year.
[2]

Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the ETF Class shares of the Portfolio. The Fee Waiver and/or Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2028, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

EXAMPLE

This Example is meant to help you compare the cost of investing in the Portfolio's ETF Class shares with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio's ETF Class shares for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio's ETF Class shares reflect the net expenses of the Portfolio's ETF Class shares that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

1 Year	3 Years	5 Years	10 Years
$23	$73	$129	$292

PORTFOLIO TURNOVER

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in

14

the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 36% of the average value of its investment portfolio.

Principal Investment Strategies

The Short-Duration Real Return Portfolio pursues its investment objective by investing in a combination of debt securities, including inflation-protected securities, and derivative instruments. The Portfolio will maintain a weighted average duration of three years or less. In making purchase decisions, if the expected term premium is greater for longer-term securities in the eligible maturity range, Dimensional Fund Advisors LP (the “Advisor”) will focus investment in the longer-term area, otherwise, the Portfolio will focus investment in the shorter-term area of the eligible maturity range. The fixed income securities in which the Portfolio invests are considered investment grade at the time of purchase (e.g., rated AAA to BBB- by S&P Global Ratings (“S&P”) or Fitch Ratings Ltd. (“Fitch”) or Aaa to Baa3 by Moody’s Ratings (“Moody’s”)). The Portfolio generally invests with an emphasis on debt securities rated A+ to BBB- by S&P or Fitch or A1 to Baa3 by Moody’s. The Portfolio will increase or decrease investment exposure to lower-rated investment grade securities (i.e., those rated A+ to BBB- by S&P or Fitch or A1 to Baa3 by Moody’s) depending on the expected credit premium. Duration is a measure of the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

The Short-Duration Real Return Portfolio may invest in inflation protected securities, obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, corporate debt obligations, bank obligations, commercial paper, repurchase agreements, money market funds, securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations. The Advisor expects that the Portfolio will primarily invest in the obligations of issuers that are in developed countries. In addition, the Portfolio is authorized to invest more than 25% of its total assets in U.S. Treasury bonds, bills and notes, and obligations of federal agencies and instrumentalities.

The Short-Duration Real Return Portfolio may enter into swaps, such as inflation swaps, to seek inflation protection. The Portfolio also may enter into credit default swaps on issuers or indices to buy or sell credit protection to hedge its credit exposure; gain market or issuer exposure without owning the underlying securities; or increase the Portfolio’s total return. The Portfolio also may purchase or sell futures contracts and options on futures contracts, to hedge its interest rate or currency exposure or for non-hedging purposes, such as a substitute for direct investment or to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio may use foreign currency forward contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another.

The Short-Duration Real Return Portfolio may lend its portfolio securities to generate additional income.

The Short-Duration Real Return Portfolio's ETF Class operates as an actively managed exchange-traded fund ("ETF") and does not seek to replicate the performance of a specific index and may have a higher degree of portfolio turnover than passively managed index ETFs.

Principal Risks

Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolio.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, environmental, political, and issuer-specific conditions and events will cause the value of securities, and a fund that owns them, to rise or fall.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in

15

value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The Portfolio hedges foreign currency risk.

Foreign issuers may not be subject to uniform accounting, auditing and financial reporting standards and there may be less reliable and publicly available financial and other information about such issuers, as compared to U.S. issuers. A fund may have greater difficulty voting proxies, exercising shareholder rights, securing dividends and/or interest and obtaining information regarding corporate actions on a timely basis, pursuing legal remedies, and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts.

Foreign Government Debt Risk: The risk that: (a) the governmental entity that controls the repayment of government debt may not be willing or able to repay the principal and/or to pay the interest when it becomes due, due to factors such as political considerations, the relative size of the governmental entity’s debt position in relation to the economy, cash flow problems, insufficient foreign currency reserves, the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies, and/or other national economic factors; (b) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling; and (c) there is no legal or bankruptcy process by which defaulted government debt may be collected in whole or in part.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. During periods of very low or negative interest rates, a fund may be subject to a greater risk of rising interest rates. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to changes in interest rates.

Inflation-Protected Securities Interest Rate Risk: Inflation-protected securities may react differently from other fixed income securities to changes in interest rates. Because interest rates on inflation-protected securities are adjusted for inflation, the values of these securities are not materially affected by inflation expectations. Therefore, the value of inflation-protected securities are anticipated to change in response to changes in “real” interest rates, which represent nominal (stated) interest rates reduced by the expected impact of inflation. Generally, the value of an inflation-protected security will fall when real interest rates rise and will rise when real interest rates fall.

Inflation-Protected Securities Tax Risk: Any increase in the principal amount of an inflation-protected security may be included for tax purposes in a fund’s gross income, even though no cash attributable to such gross income has been received by a fund. In such event, a fund may be required to make annual gross distributions to shareholders that exceed the cash it has otherwise received. In order to pay such distributions, a fund may be required to raise cash by selling its investments. The sale of such investments could result in capital gains to a fund and additional capital gain distributions to shareholders. In addition, adjustments during the taxable year for deflation to an inflation-indexed bond held by a fund may cause amounts previously distributed to shareholders in the taxable year as income to be characterized as a return of capital, which could increase or decrease a fund’s ordinary income distributions to shareholders, and may cause some of a fund’s distributed income to be classified as a return of capital.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact the performance of a fund holding such securities. Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. Government, that are supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limitations, and securities issued by agencies and instrumentalities sponsored by the U.S. Government that are sponsored by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk. U.S. government agency securities issued or guaranteed by the credit of the agency may still involve a risk of non-payment of principal and/or interest.

Risks of Investing for Inflation Protection: Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by a fund investing in such securities may be irregular. Although the U.S. Treasury guarantees to pay at maturity at least the original face value of any inflation-protected securities the Treasury issues, other issuers may not offer the same guarantee. Inflation-

16

protected securities are not protected against deflation. As a result, in a period of deflation, the principal and income of inflation-protected securities held by a fund will decline and the fund may suffer a loss during such periods. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in the value of a fund holding such securities. For example, if interest rates rise due to reasons other than inflation, a fund’s investment in these securities may not be protected to the extent that the increase is not reflected in the securities’ inflation measures. In addition, positive adjustments to principal generally will result in taxable income to a fund at the time of such adjustments (which generally would be distributed by the fund as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of inflation-protected securities is not guaranteed and will fluctuate.

Income Risk: Income risk is the risk that falling interest rates will cause a fund’s income to decline because, among other reasons, the proceeds from maturing short-term securities in its portfolio may be reinvested in lower-yielding securities.

Call Risk: Call risk is the risk that during periods of falling interest rates, an issuer will call or repay a higher-yielding fixed income security before its maturity date, forcing a fund to reinvest in fixed income securities with lower interest rates than the original obligations.

Derivatives Risk: Derivatives are instruments, such as swaps, futures contracts, and options thereon, and foreign currency forward contracts, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by a fund or if the cost of the derivative outweighs the benefit of the hedge. In regard to currency hedging, it is generally not possible to precisely match the foreign currency exposure of such foreign currency forward contracts to the value of the securities involved due to fluctuations in the market values of such securities and cash flows into and out of a fund between the date a foreign currency forward contract is entered into and the date it expires. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When a fund uses derivatives, the fund will be directly exposed to the risks of those derivatives. Derivative instruments are subject to a number of risks including counterparty, settlement, liquidity, interest rate, market, credit and management risks, as well as difficulties with respect to valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and a fund could lose more than the principal amount invested. Additional risks are associated with the use of swaps including counterparty and credit risk (the risk that the other party to a swap agreement will not fulfill its contractual obligations, whether because of bankruptcy or other default) and liquidity risk (the possible lack of a secondary market for the swap agreement). Credit risk increases when a fund is the seller of swaps and counterparty risk increases when the fund is a buyer of swaps. In addition, where a fund is the seller of swaps, it may be required to liquidate portfolio securities at inopportune times in order to meet payment obligations. Swaps may be illiquid or difficult to value.

Liquidity Risk: Liquidity risk exists when particular portfolio investments are difficult to purchase or sell. To the extent that a fund holds illiquid investments, the fund’s performance may be reduced due to an inability to sell the investments at opportune prices or times. Liquid portfolio investments may become illiquid or less liquid after purchase by a fund due to low trading volume, adverse investor perceptions, credit tightening and/or other market developments. Liquidity risk includes the risk that a fund will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss or at increased costs. Liquidity risk can be more pronounced in periods of market turmoil or in situations where ownership of shares of a fund are concentrated in one or a few investors. Investments that are illiquid or that trade in lower volumes may be more difficult to value.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a fund may lose money and there may be a delay in recovering the loaned securities. A fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes, and the use of artificial intelligence and machine

17

learning (“AI”). Various operational events or circumstances are outside a fund’s or its advisor’s control, including instances at third parties. A fund and its advisor seek to reduce these operational risks through controls and procedures. However, measures that seek to reduce these operational risks through controls and procedures may not address every possible risk and may be inadequate to address these risks.

Cyber Security Risk: A fund and its service providers’ use of internet, technology and information systems may expose the fund to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the fund and/or its service providers to suffer data corruption or lose operational functionality.

The following is a description of additional principal risks of investing in the ETF Class shares of the Portfolio, due to the shares being listed and traded on a national securities exchange.

Market Trading Risk: Active trading markets for the ETF Class shares may not be developed or maintained by market makers or authorized participants. Authorized participants are not obligated to make a market in the ETF Class shares or to submit purchase or redemption orders for creation units, which may widen bid-ask spreads. Trading in shares on an exchange may be halted in certain circumstances. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of the ETF Class shares will continue to be met. Additionally, in stressed market conditions, the market for the ETF Class shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s portfolio holdings, which may cause a significant variance in the market price of the ETF Class shares and their underlying value as well as an increase in the ETF Class shares’ bid-ask spread.

Premium/Discount Risk: The net asset value (“NAV”) of the ETF Class shares and the value of your investment may fluctuate. Disruptions to creations and redemptions or the market price of a fund’s holdings, the existence of extreme market volatility or potential lack of an active trading market for shares may widen bid-ask spreads and result in shares trading at a significant premium or discount to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Performance

The bar chart and table immediately following illustrate the variability of the Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The ETF Class shares of the Portfolio are a new class of shares for which performance information is not available, and therefore, for periods prior to the inception of the ETF Class shares, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns of the ETF Class shares of the Portfolio may vary from the returns of the Institutional Class shares due to differences in expenses. The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year. The table illustrates how annualized returns of the Institutional Class shares of the Portfolio for certain periods, both before and after taxes, compare with those of a broad measure of market performance. The table also includes the performance of an additional index with a similar investment universe as the Portfolio. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting https://www.dimensional.com/us-en/funds.

The after-tax returns presented in the table for the Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

18

DFA Short-Duration Real Return Portfolio Institutional Class Shares[1] —Total Returns

January 2016-December 2025
Highest Quarter	Lowest Quarter
3.57% 2020, Q2	-3.74% 2020, Q1

Year-to-date return as of June 30, 2026: 2.38%

Annualized Returns (%) Periods ended December 31, 2025
	1 Year	5 Years	10 Years
DFA Short-Duration Real Return Portfolio - Institutional Class Shares
Return Before Taxes	4.86%	3.84%	3.30%
Return After Taxes on Distributions	3.04%	2.62%	2.30%
Return After Taxes on Distributions and Sale of Portfolio Shares	2.96%	2.44%	2.12%
Bloomberg U.S. TIPS 1-5 Years Index
(reflects no deduction for fees, expenses or taxes on sales)	6.55%	3.32%	3.16%
Bloomberg U.S. Aggregate Bond Index
(reflects no deduction for fees, expenses or taxes on sales)	7.30%	-0.36%	2.01%

1.

As of December 31, 2025, the ETF Class shares of the Portfolio had not yet incepted. Performance shown prior to the inception date of the ETF Class shares is from the Portfolio's Institutional Class shares, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns for the ETF Class shares and Institutional Class shares may vary due to differences in their expenses.

Investment Advisor/Portfolio Management

Dimensional Fund Advisors LP serves as the investment advisor for the Portfolio. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as the sub-advisors for the Portfolio. The following individuals are responsible for leading the day-to-day management of the Portfolio:

• Joseph F. Kolerich, Head of Fixed Income, Americas, member of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2013).

• David A. Plecha, Global Head of Fixed Income Portfolio Management, member of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since inception (2013).

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• Lovell D. Shao, Vice President and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since 2019.

• Christopher W. Cummins, Vice President and Senior Portfolio Manager of the Advisor, has been a portfolio manager of the Portfolio since 2025.

Purchase and Sale of Shares

The Portfolio issues (or redeems) ETF Class shares at NAV only to certain financial institutions that have entered into agreements with the Portfolio’s distributor in large aggregated blocks known as “Creation Units.” A Creation Unit of the Portfolio’s ETF Class shares consists of 50,000 shares. Creation Units are issued (or redeemed) in-kind for securities (and an amount of cash) that the Portfolio specifies each day at the NAV next determined after receipt of an order. However, the Portfolio also reserves the right to permit or require Creation Units to be issued (or redeemed) entirely or partially for cash.

Individual ETF Class shares of the Portfolio may only be purchased and sold on The Nasdaq Stock Market LLC, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices and are not individually redeemable from the Portfolio. An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Because the Portfolio’s ETF Class shares trade at market prices rather than at NAV, ETF Class shares may trade at a price less than (discount) or greater than (premium) the NAV of the ETF Class shares. Recent information, including information on the ETF Class shares’ NAV, market price, premiums and discounts, and bid-ask spreads, is available on the Portfolio’s website at https://www.dimensional.com/us-en/funds.

Tax Information

The dividends and distributions you receive from the Portfolio are taxable and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case distributions may be taxed as ordinary income when withdrawn from the plan or account.

Payments to Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of the Portfolio shares and/or related services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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Additional Information on Investment Objectives and Policies

DFA Investment Dimensions Group Inc. (the “Fund”) offers a variety of investment portfolios. Each Portfolio has its own investment objective and policies, and is the equivalent of a separate investment company. Each Portfolio’s ETF Class shares, which operate as an exchange-traded fund (“ETF”), are described in this Prospectus. In addition to the ETF Class shares, each Portfolio also offers a conventional mutual fund share class in a separate prospectus that are not exchange-traded. The Portfolios described in this Prospectus are designed for long-term investors.

The following is a description of the categories of investments that may be acquired by the Portfolios. Deviations from these categories may occur due to holdings in securities received in connection with corporate actions or issuer-driven events.

Categories:
Five-Year Global Portfolio	1-11
Intermediate Government Portfolio	1,2,6,7,8,11
Short-Duration Real Return Portfolio	1-11

1.  U.S. Government Obligations—Debt securities issued by the U.S. Treasury that are direct obligations of the U.S. Government, including bills, notes and bonds. These securities may also be purchased on a “when-issued” basis.

2.  U.S. Government Agency Obligations—Issued or guaranteed by U.S. government-sponsored instrumentalities and federal agencies, which have different levels of credit support. The U.S. government agency obligations include, but are not limited to, securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, including Ginnie Mae mortgage pass-through securities. Other securities issued by agencies and instrumentalities sponsored by the U.S. Government may be supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limits, such as securities issued by Federal Home Loan Banks, or are supported only by the credit of such agencies, such as Freddie Mac and Fannie Mae, including their mortgage pass-through securities. These securities may also be purchased on a delayed delivery or forward commitment basis through the “to-be-announced” (TBA) market, such as mortgage TBAs.

3. Corporate Debt Obligations—

(a) Five-Year Global Portfolio—Corporate debt securities (e.g., bonds, debentures, and secured bonds, including covered bonds), which are rated Aaa to Aa3 by Moody’s, or AAA to AA- by S&P or Fitch, or an equivalent rating assigned by another nationally recognized statistical rating organization (“NRSRO”), or if there is no rating for the debt security, they are determined by the Advisor to be of comparable quality.

(b) Short-Duration Real Return Portfolio—Corporate debt securities (e.g., bonds, debentures, and secured bonds, including covered bonds), which have received an investment grade rating by Moody’s, Fitch or S&P, or an equivalent rating assigned by another NRSRO, or, if unrated, have been determined by the Advisor to be of comparable quality.

4.  Bank Obligations—Obligations of U.S. banks and savings and loan associations and dollar-denominated obligations of U.S. subsidiaries and branches of foreign banks, such as certificates of deposit (including marketable variable rate certificates of deposit), time deposits and bankers’ acceptances. Bank certificates of deposit will be acquired only from banks having assets in excess of $1,000,000,000.

5. Commercial Paper—

(a) Five-Year Global Portfolio—Rated, at the time of purchase, A1+ or A1 by S&P or Prime1 by Moody’s, or F1+ or F1 by Fitch, or an equivalent rating assigned by another NRSRO, or, if unrated, issued by a corporation having an outstanding unsecured debt issue rated Aaa by Moody’s or AAA by S&P or AAA by Fitch.

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(b) Short-Duration Real Return Portfolio—Rated, at the time of purchase, A1+ to A3 by S&P or Prime1 to Prime3 by Moody’s, or F1+ to F3 by Fitch, or an equivalent rating assigned by another NRSRO, or, if unrated, issued by a corporation having an outstanding unsecured debt issue rated at least Baa3 by Moody’s or BBB-by S&P or Fitch.

6.  Repurchase Agreements—Instruments through which the Portfolios purchase securities (“underlying securities”) from a bank, a registered U.S. government securities dealer, or other such counterparties with creditworthiness and other characteristics deemed appropriate by the Advisor, with an agreement by the seller to repurchase the securities at an agreed price, plus interest at a specified rate. The underlying securities will be limited to U.S. government and agency obligations described in (1) and (2) above. Each Portfolio will not enter into a repurchase agreement with a duration of more than seven days if, as a result, more than 10% of the value of its total assets would be so invested. In addition, a repurchase agreement with a duration of more than seven days will be subject to a Portfolio’s investment restriction on illiquid investments. The Portfolios also will only invest in repurchase agreements with banks, U.S. government securities dealers, and/or other counterparties, as described above, that are approved by the Investment Committee of the Advisor. The Advisor will monitor the market value of the securities plus any accrued interest thereon so that they will at least equal the repurchase price.

7.  Foreign Government and Agency Obligations—Bills, notes, bonds, and other debt securities issued or guaranteed by foreign governments, or their authorities, agencies, instrumentalities or political subdivisions.

8.  Supranational Organization Obligations—Debt securities of supranational organizations such as the European Investment Bank, the Inter-American Development Bank or the World Bank, which are chartered to promote economic development.

9. Foreign Issuer Obligations—

(a) Five-Year Global Portfolio—Debt securities of non-U.S. issuers rated AAA to AA- by S&P or Fitch, Aaa to Aa3 by Moody’s, or an equivalent rating assigned by another NRSRO, or, if unrated, securities that have been determined by the Advisor to be of comparable quality.

(b) Short-Duration Real Return Portfolio—Debt securities of non-U.S. issuers that have received a rating of AAA to BBB- by S&P or Fitch or Aaa to Baa3 by Moody’s, or an equivalent rating assigned by another NRSRO, or, if unrated, have been determined by the Advisor to be of comparable quality.

10.  Eurodollar Obligations—Debt securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States.

11.  Money Market Funds—The Portfolios may invest in affiliated and unaffiliated registered and unregistered money market funds. Investments in money market funds may involve a duplication of certain fees and expenses.

The categories of fixed income securities that may be acquired by the Portfolios (other than Intermediate Government Portfolio) may include both fixed and floating rate securities. Floating rate securities bear interest at rates that vary with prevailing market rates. Interest rate adjustments are made periodically (e.g., every six months), usually based on a money market index such as the Secured Overnight Financing Rate (SOFR) or the Treasury bill rate.

PORTFOLIO STRATEGIES

In managing each Portfolio, the Advisor places priority on efficiently managing portfolio turnover and keeping trading costs low.

The Portfolios will be managed with a view to capturing expected credit premiums and expected term premiums. The term “expected credit premium” means the expected incremental return on investment for holding obligations considered to have greater credit risk than direct obligations of the U.S. Treasury, and “expected term premium” means the expected incremental return on investment for holding securities having longer-term maturities as compared to securities having shorter-term maturities. At times when, in the Advisor’s judgment, eligible foreign securities of the Portfolios, as applicable, do not offer expected term premiums that compare favorably with those

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offered by eligible U.S. Securities, such Portfolios will be invested primarily in the latter securities. The Advisor believes that expected credit premiums for the Portfolios are available largely through investment in commercial paper, certificates of deposit and corporate obligations. The holding period for assets of the Portfolios will be chosen with a view to maximizing anticipated returns, net of trading costs.

The Five-Year Global Portfolio and Short-Duration Real Return Portfolio may engage in frequent trading of portfolio securities and, therefore, are expected to have a high portfolio turnover rate. The rate of portfolio turnover will depend upon market and other conditions; it will not be a limiting factor when management believes that portfolio changes are appropriate. While the Portfolios generally acquire securities in principal transactions and, therefore, do not pay brokerage commissions, the spread between the bid and asked prices of a security may be considered to be a “cost” of trading. Such costs ordinarily increase with trading activity. However, securities ordinarily will be sold when, in the Advisor’s judgment, the monthly return of a Portfolio will be increased as a result of portfolio transactions after taking into account the cost of trading. It is anticipated that short-term instruments will be acquired in the primary and secondary markets. A high portfolio turnover rate may have negative tax consequences to shareholders and may result in increased trading costs.

Duration, as discussed with respect to a Portfolio’s investment policy regarding duration, is a measure of the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. For example, when the level of interest rates increases by 0.10%, the price of a fixed income security or a portfolio of fixed income securities having a duration of five years generally will decrease by approximately 0.50%. Conversely, when the level of interest rates decreases by 0.10%, the price of a fixed income security or a portfolio of fixed income securities having a duration of five years generally will increase by approximately 0.50%. In general, greater sensitivity to changes in interest rates typically corresponds to higher volatility and higher risk. Securities are considered investment grade if the issuer has received a rating of AAA to BBB- by S&P Global Ratings (“S&P”) or Fitch Ratings Ltd. (“Fitch”) or Aaa to Baa3 by Moody’s Ratings (“Moody’s”) or an equivalent rating assigned by another NRSRO.

Inflation-protected securities (also known as inflation-indexed securities) are securities whose principal and/or interest payments are adjusted for inflation, unlike conventional debt securities that make fixed principal and interest payments. Inflation-protected securities include Treasury Inflation-Protected Securities (“TIPS”), which are securities issued by the U.S. Treasury. The principal value of TIPS is adjusted for inflation (payable at maturity) and the semi-annual interest payments by TIPS equal a fixed percentage of the inflation-adjusted principal amount. These inflation adjustments are based upon the Consumer Price Index for Urban Consumers (CPI-U). The original principal value of TIPS is guaranteed. At maturity, TIPS are redeemed at the greater of their inflation-adjusted principal or par amount at original issue. Other types of inflation-protected securities may use other methods to adjust for inflation and other measures of inflation. In addition, inflation-protected securities issued by entities other than the U.S. Treasury may not provide a guarantee of principal value at maturity.

In attempting to respond to adverse market, economic, political, or other conditions, the Portfolios may, from time to time, invest its assets in a temporary defensive manner that is inconsistent with the Portfolios’ principal investment strategies. In these circumstances, the Portfolios may be unable to achieve their investment objectives.

ADDITIONAL INFORMATION REGARDING INVESTMENT RISKS

Because the value of your investment in a Portfolio will fluctuate, there is the risk that you will lose money. An investment in a Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a description of principal risks of investing in the Portfolios.

	Five-Year Global Portfolio	Intermediate Government Portfolio	Short- Duration Real Return Portfolio
Call Risk	X		X
Credit Risk	X	X	X
Cyber Security Risk	X	X	X

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	Five-Year Global Portfolio	Intermediate Government Portfolio	Short- Duration Real Return Portfolio
Derivatives Risk	X	X	X
Financial Services Sector Risk			X
Foreign Government Debt Risk	X		X
Foreign Securities and Currencies Risk	X		X
Income Risk	X	X	X
Inflation-Protected Securities Interest Rate Risk			X
Inflation-Protected Securities Tax Risk			X
International Closed Market Trading Risk	X		X
Interest Rate Risk	X	X	X
Liquidity Risk	X	X	X
Market Risk	X	X	X
Market Trading Risk	X	X	X
Mortgage-Backed Securities Risk	X		X
Operational Risk	X	X	X
Premium Discount Risk	X	X	X
Risks of Investing for Inflation Protection			X
Securities Lending Risk	X	X	X

Call Risk: Call risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than its maturity date. Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that a fund has invested in, the fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact a fund’s performance. Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. Government, that are supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limitations, and securities issued by agencies and instrumentalities sponsored by the U.S. Government that are sponsored by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk. U.S. government agency securities issued or guaranteed by the credit of the agency may still involve a risk of non-payment of principal and/or interest.

Cyber Security Risk: A fund and its service providers’ use of internet, technology and information systems may expose the fund to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause a fund and/or its service providers to suffer data corruption or lose operational functionality.

Derivatives Risk: Derivatives are instruments, such as swaps, futures contracts, and options thereon, foreign currency contracts, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging

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with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by a fund or if the cost of the derivative outweighs the benefit of the hedge. In regard to currency hedging, it is generally not possible to precisely match the foreign currency exposure of such foreign currency forward contracts to the value of the securities involved due to fluctuations in the market values of such securities and cash flows into and out of a fund between the date a foreign currency forward contract is entered into and the date it expires. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When a fund uses derivatives, the fund will be directly exposed to the risks of those derivatives. Derivatives expose a fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty, and settlement risk (the risk faced when one party to a transaction has performed its obligations under a contract but has not yet received value from its counterparty). The possible lack of a liquid secondary market for derivatives and the resulting inability of a fund to sell or otherwise close a derivatives position could expose the fund to losses and could make derivatives more difficult for the fund to value. Some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. A fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. The Advisor may not be able to predict correctly the direction of securities prices, interest rates, currency exchange ratesand other economic factors, which could cause a fund’s derivatives positions to lose value. Valuation of derivatives may also be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase derivatives or quote prices for them. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and a fund could lose more than the principal amount invested. Additional risks are associated with the use of swaps including counterparty and credit risk (the risk that the other party to a swap agreement will not fulfill its contractual obligations, whether because of bankruptcy or other default) and liquidity risk (the possible lack of a secondary market for the swap agreement). Credit risk increases when a fund is the seller of swaps and counterparty risk increases when a fund is a buyer of swaps. In addition, where a fund is the seller of swaps, it may be required to liquidate portfolio securities at inopportune times in order to meet payment obligations. Swaps may be illiquid or difficult to value.

Financial Services Sector Risk: Because the fund invests a significant portion of its assets in the financial services sector, the fund will be more susceptible to any economic, business, political or other developments which generally affect this industry sector. Financial services companies are subject to extensive governmental regulation and intervention, which may impact and/or limit the scope of their activities, the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the amount of capital and liquid assets they must maintain and their size, among other things. Profitability is also dependent on the availability and cost of capital funds and can fluctuate significantly in response to changes in interest rates or monetary policy,  or due to increased competition. Financial services companies may also be adversely affected by a deterioration of the credit markets, credit losses resulting from financial difficulties of borrowers, particularly issuers with concentrated loan portfolios, and the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector, among other things.

Foreign Government Debt Risk: The risk that: (a) the governmental entity that controls the repayment of government debt may not be willing or able to repay the principal and/or to pay the interest when it becomes due, due to factors such as political considerations, the relative size of the governmental entity’s debt position in relation to the economy, cash flow problems, insufficient foreign currency reserves, the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies, and/or other national economic factors; (b) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling; and (c) there is no legal or bankruptcy process by which defaulted government debt may be collected in whole or in part.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar).

Foreign issuers may not be subject to uniform accounting, auditing and financial reporting standards and there may be less reliable and publicly available financial and other information about such issuers, as compared to U.S.

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issuers. Certain countries’ legal institutions, financial markets, and services are less developed than those in the U.S. or other major economies. A fund may have greater difficulty voting proxies, exercising shareholder rights, securing dividends and obtaining information regarding corporate actions on a timely basis, pursuing legal remedies, and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts.

Income Risk: Income risk is the risk that falling interest rates will cause a fund’s income to decline because, among other reasons, the proceeds from maturing short-term securities in its portfolio may be reinvested in lower-yielding securities.

Inflation-Protected Securities Interest Rate Risk: Inflation-protected securities may react differently from other fixed income securities to changes in interest rates. Because interest rates on inflation-protected securities are adjusted for inflation, the values of these securities are not materially affected by inflation expectations. Therefore, the value of inflation-protected securities are anticipated to change in response to changes in “real” interest rates, which represent nominal (stated) interest rates reduced by the expected impact of inflation. Generally, the value of an inflation-protected security will fall when real interest rates rise and will rise when real interest rates fall.

Inflation-Protected Securities Tax Risk: Any increase in the principal amount of an inflation-protected security may be included for tax purposes in a fund’s gross income, even though no cash attributable to such gross income has been received by the fund. In such event, a fund may be required to make annual gross distributions to shareholders that exceed the cash it has otherwise received. In order to pay such distributions, a fund may be required to raise cash by selling its investments. The sale of such investments could result in capital gains to the fund and additional capital gain distributions to shareholders. In addition, adjustments during the taxable year for deflation to an inflation-indexed bond held by a fund may cause amounts previously distributed to shareholders in the taxable year as income to be characterized as a return of capital, which could increase or decrease a fund’s ordinary income distributions to shareholders, and may cause some of a fund’s distributed income to be classified as a return of capital.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. During periods of very low or negative interest rates, a fund may be subject to a greater risk of rising interest rates. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to changes in interest rates.

International Closed Market Trading Risk: To the extent that the underlying securities held by a fund trade on an exchange that is closed when the securities exchange on which a fund’s ETF Class shares list and trade is open, there may be market uncertainty about the stale security pricing (i.e., the last quote from its closed foreign market) resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs or ETF Class shares.

Liquidity Risk: Liquidity risk exists when particular portfolio investments are difficult to purchase or sell. To the extent that a fund holds illiquid investments, the fund’s performance may be reduced due to an inability to sell the investments at opportune prices or times. Liquid portfolio investments may become illiquid or less liquid after purchase by a fund due to low trading volume, adverse investor perceptions, credit tightening and/or other market developments. Liquidity risk includes the risk that a fund will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss or at increased costs. Liquidity risk can be more pronounced in periods of market turmoil or in situations where ownership of shares of a fund are concentrated in one or a few investors. Investments that are illiquid or that trade in lower volumes may be more difficult to value.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, environmental, political, and issuer-specific conditions and events will cause the value of securities, and a fund that owns them, to rise or fall. In addition, economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries. Increasingly strained relations between countries, including between the U.S. and traditional allies and/or adversaries, could adversely affect U.S. issuers as well as non-U.S. issuers that rely on the United States for trade. A fund’s securities may be negatively impacted by inflation (or expectations for inflation), interest rates, global demand for particular products/services or resources, supply chain disruptions,

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natural disasters, pandemics, epidemics, terrorism, war, military confrontations, trade disputes, changes in trade regulations, elevated levels of government debt, internal unrest and discord, economic sanctions, regulatory events and governmental or quasi-governmental actions, among others.

Market Trading Risk: Although the ETF Class shares are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained. There are no obligations of market makers to make a market in the ETF Class shares or of an authorized participant to submit purchase or redemption orders for Creation Units, which may widen bid-ask spreads. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of a fund’s portfolio securities and the ETF Class shares' market price. This reduced effectiveness could result in the ETF Class shares trading at a premium or discount to their NAV and also greater than normal intraday bid/ask spreads. Additionally, in stressed market conditions, the market for the ETF Class shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s portfolio holdings, which may cause a significant variance in the market price of the ETF Class shares and their underlying value as well as an increase in the ETF Class shares bid-ask spread.

There can be no assurance that the ETF Class shares will continue to trade on a stock exchange or in any market or that the ETF Class shares will continue to meet the requirements for listing or trading on any exchange or in any market, or that such requirements will remain unchanged. Secondary market trading in the ETF Class shares may be halted by a stock exchange because of market conditions or other reasons. In addition, trading in the ETF Class shares on a stock exchange or in any market may be subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules on the stock exchange or market.

During a “flash crash,” the market prices of the ETF Class shares may decline suddenly and significantly. Such a decline may not reflect the performance of the portfolio securities held by a fund. Flash crashes may cause authorized participants and other market makers to limit or cease trading in the ETF Class shares for temporary or longer periods. Shareholders could suffer significant losses to the extent that they sell shares at these temporarily low market prices. ETF Class shares, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility associated with short selling.

Mortgage-Backed Securities Risk: Mortgage-backed securities represent interests in “pools” of mortgages and often involve risks that are different from or potentially more significant than risks associated with other types of debt instruments. Mortgage securities differ from typical debt securities in that principal is not paid back at maturity, but rather periodically over the life of the security. A fund may receive unscheduled payments of principal due to voluntary prepayments, refinancings or foreclosures on the underlying mortgage loans. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a fund because it may have to reinvest that money at the lower prevailing interest rates. As a result, mortgage securities may be less effective than some other types of debt securities as a means of securing long-term interest rates and may have less potential for capital appreciation during periods of falling interest rates. Conversely, in a period of rising interest rates, a fund may exhibit additional volatility since rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As interest rates rise mortgage borrowers are less likely to exercise prepayment options, which may reduce the value of these securities and potentially cause a fund to lose money. This is known as extension risk.

Operational Risk: Operational risks include human error, changes in personnel, system changes, faults in communication, and failures in systems, technology, or processes, and the use of artificial intelligence and machine learning (“AI”). Various operational events or circumstances are outside a fund’s or its advisor’s control, including instances at third parties. A fund and its advisor seek to reduce these operational risks through controls and procedures. However, these measures may not address every possible risk and may be inadequate to address these risks.

Premium/Discount Risk: ETF Class shares may trade at prices other than NAV. ETF Class shares trade on stock exchanges at prices at, above or below their most recent NAV. The NAV of a fund is calculated at the end of each business day and fluctuates with changes in the market value of the fund’s holdings since the most recent calculation. The trading prices of the ETF Class shares fluctuate continuously throughout trading hours based on market supply and demand rather than NAV. As a result, the trading prices of the ETF Class shares may deviate significantly from NAV during periods of market volatility.

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Any of these factors, among others, may lead to the ETF Class shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy the ETF Class shares in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The Advisor cannot predict whether shares will trade above (premium), below (discount) or at NAV. However, because shares can be created and redeemed in Creation Units at NAV, the Advisor believes that large discounts or premiums to the NAV of a fund are not likely to be sustained over the long-term. While the creation/redemption feature is designed to make it likely that the ETF Class shares normally will trade on stock exchanges at prices close to the fund’s next calculated NAV, exchange prices are not expected to correlate exactly with the fund’s NAV due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or extreme market volatility may result in trading prices for ETF Class shares of a fund that differ significantly from its NAV.

Risks of Investing for Inflation Protection: Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by a fund investing in such securities may be irregular. Although the U.S. Treasury guarantees to pay at maturity at least the original face value of any inflation-protected securities the Treasury issues, other issuers may not offer the same guarantee. Inflation-protected securities are not protected against deflation. As a result, in a period of deflation, the principal and income of inflation-protected securities held by a fund will decline and the fund may suffer a loss during such periods. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in the value of a fund holding such securities. For example, if interest rates rise due to reasons other than inflation, a fund’s investment in these securities may not be protected to the extent that the increase is not reflected in the securities’ inflation measures. In addition, positive adjustments to principal generally will result in taxable income to a fund at the time of such adjustments (which generally would be distributed by the fund as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of inflation-protected securities is not guaranteed and will fluctuate.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a fund may lose money and there may be a delay in recovering the loaned securities. A fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences. To the extent that the Portfolio holds securities directly and lends those securities, it will be also subject to the foregoing risks with respect to its loaned securities.

Other Information

MULTI-CLASS ETF FUND STRUCTURE

The Advisor and the Fund, on behalf of the Portfolios, have received an exemptive order from the U.S. Securities and Exchange Commission (“SEC”) that permits each Portfolio to offer mutual fund share classes and an exchange-traded share class that operates as an ETF (a “Multi-Class ETF Fund”). Under this structure, the ETF Class shares are listed and traded on a national securities exchange and are generally bought and sold at market-determined prices, whereas the mutual fund share classes are purchased and redeemed at a Multi-Class ETF Fund’s net asset value next determined after receipt of the order.

Due to the structural and operational differences of mutual funds and ETFs, shareholders of the mutual fund and ETF Class shares of a Multi-Class ETF Fund will have differing shareholder rights with respect to exchange privileges, how shares are purchased and redeemed, the timing of dividend declarations and payments, and the timing and ability to automatically reinvest dividends. For additional information regarding these differences, see “Dividends, Capital Gains Distributions and Taxes—Dividends and Distributions” and “Purchase and Sale of Shares—Conversions” in this Prospectus and “Shareholder Rights” and “Creation and Redemption of Creation Units—Conversions” in the SAI. In addition, because all of the classes of a Multi-Class ETF Fund are based on the same portfolio, transactions through one class could generate portfolio transaction costs and tax consequences for shareholders in other classes. For example, shareholders of the ETF Class of a Multi-Class ETF Fund (i.e., as opposed to shareholders of a standalone ETF) have the potential to experience greater portfolio transaction costs and taxable capital gains distributions as a result of purchases and redemptions by shareholders of the Institutional Class, as well as costs due to cash drag associated with the Fund holding the cash necessary to satisfy redemptions of the Institutional Class shares, which could negatively impact the ETF Class shares’ performance. At the same time, shareholders of all classes of a Multi-Class ETF Fund might benefit from cost savings and economies of scale to the extent that the multiple classes draw additional assets to the Multi-Class ETF Fund.

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A Multi-Class ETF Fund also is required to comply with certain requirements of Rule 6c-11 under the Investment Company Act of 1940, as amended (the “1940 Act”), in order to permit ETF operations, which are requirements that do not normally apply to a mutual fund. For example, a Multi-Class ETF Fund is required to provide daily transparency of the Fund’s holdings, which has the potential to make the Fund more susceptible to front running than a traditional mutual fund that provides more limited public disclosure of portfolio holdings. Also, unlike a traditional mutual fund, a Multi-Class ETF Fund may not have the same flexibility to close the Fund to new purchases.

The use of this structure is subject to terms and conditions set forth in the SEC exemptive order that are designed to ensure that the Advisor and the Board focus on these potential issues on an initial and ongoing basis. The conditions include that the Board, and a majority of the independent directors, approve (initially, and at least annually thereafter) the operation of a Multi-Class ETF Fund pursuant to a multiple-class plan, finding that the plan is in the best interests of each mutual fund class and the ETF Class individually, and in the best interests of the Multi-Class ETF Fund as a whole. The Advisor shall prepare written reports to assist the Board’s findings that contain information regarding, among other items, the potential and/or observed benefits and costs to each class individually and the Fund as a whole due to the structure, the appropriateness of the Fund’s investment strategy for the structure, and the potential and/or observed material conflicts of interest between the classes and/or material negative consequences resulting from the structure.

COMMODITY POOL OPERATOR EXEMPTION

Each Portfolio is operated by a person that has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”) with respect to the Portfolios described in this Prospectus, and, therefore, such person is not subject to registration or regulation as a pool operator under the CEA with respect to such Portfolios.

Securities Loans

Each Portfolio is authorized to lend securities to qualified brokers, dealers, banks, and other financial institutions for the purpose of earning additional income. While each Portfolio may earn additional income from lending securities, such activity is incidental to the investment objective of the Portfolio. For information concerning the revenue from securities lending, see “SECURITIES LENDING REVENUE.” The value of securities loaned may not exceed 33 1/3% of the value of a Portfolio’s total assets, which includes the value of collateral received. To the extent a Portfolio loans a portion of its securities, the Portfolio will receive collateral consisting generally of cash or U.S. government securities. Collateral received will be maintained by marking to market daily and (i) in an amount equal to at least 100% of the current market value of the loaned securities, with respect to securities of the U.S. Government or its agencies, (ii) in an amount generally equal to 102% of the current market value of the loaned securities, with respect to U.S. securities, and (iii) in an amount generally equal to 105% of the current market value of the loaned securities, with respect to foreign securities. Subject to its stated investment policies, each Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Short Term Series”), an affiliated registered ultrashort term bond fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Short Term Series. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. Government or its agencies, repurchase agreements collateralized by securities of the U.S. Government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities.

In addition, a Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates. See the Portfolios’ Statement of Additional Information (“SAI”) for a further discussion of the tax consequences related to securities lending. Each Portfolio will be entitled to recall a loaned security to vote proxies or otherwise obtain rights to vote proxies of loaned securities if the Portfolio knows that a material event will occur. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value. See “Principal Risks—Securities Lending Risk” for a discussion of the risks related to securities lending.

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Securities Lending Revenue

During the fiscal year ended October 31, 2025, the Institutional Class shares of the Portfolios received the following net revenues from a securities lending program (see “Securities Loans”), which constituted a percentage of the average daily net assets of each Portfolio’s Institutional Class shares as follows:

Portfolio	Net Revenue*	Percentage of Net Assets
Five-Year Global Portfolio	$34,694	0.00%
Short-Duration Real Return Portfolio	$33,693	0.00%

* The amounts included in the table above may differ from amounts disclosed in the annual financial statements of the Portfolios’ Institutional Class shares due to timing differences, reconciliations, and certain other adjustments.

Management of the Portfolios

The Advisor serves as investment advisor to each of the Portfolios. Pursuant to an Investment Management Agreement with the Fund on behalf of each Portfolio, the Advisor is responsible for the management of each of the Portfolio’s assets. Each of the Portfolios is managed using a team approach. The investment team includes the Investment Committee of the Advisor, portfolio managers and trading personnel.

The Investment Committee is composed primarily of certain officers and directors of the Advisor who are appointed annually. As of the date of this Prospectus, the Investment Committee has fourteen members. Investment strategies for the Portfolios are set by the Investment Committee, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee also sets and reviews all investment related policies and procedures and approves any changes in regards to approved countries, security types, and brokers.

In accordance with the team approach used to manage the Portfolios, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding the Portfolios based on the parameters established by the Investment Committee. The individuals named in a Portfolio’s “INVESTMENT ADVISOR/PORTFOLIO MANAGEMENT” section coordinate the efforts of all other portfolio managers or trading personnel with respect to the day-to-day management of such Portfolio.

Mr. Plecha is Global Head of Fixed Income Portfolio Management, a member of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor. Mr. Plecha received his BS from the University of Michigan at Ann Arbor in 1983 and his MBA from the University of California at Los Angeles in 1987. Mr. Plecha has been a portfolio manager since 1989 and has been responsible for the Portfolios since their inception.

Mr. Kolerich is Head of Fixed Income, Americas, a member of the Investment Committee, Vice President, and Senior Portfolio Manager of the Advisor. Mr. Kolerich has an MBA from the University of Chicago Booth School of Business and a BS from Northern Illinois University. Mr. Kolerich joined the Advisor as a portfolio manager in 2001 and has been responsible for the Portfolios (excluding the DFA Short-Duration Real Return Portfolio) since 2012. Mr. Kolerich has been responsible for the DFA Short-Duration Real Return Portfolio since its inception.

Mr. Meldau is a Vice President and Senior Portfolio Manager of the Advisor. Mr. Meldau holds an MBA from Wake Forest University and a BSBA from Appalachian State University. Mr. Meldau joined the Advisor in 2011, has been a portfolio manager since 2011 and has been responsible for the DFA Five-Year Global Fixed Income Portfolio since 2020.

Mr. Hutchison is a Vice President and Senior Portfolio Manager of the Advisor. Mr. Hutchison holds an MBA from Drake University and a BBA from Texas Tech University. Mr. Hutchison joined the Advisor in 2006, has been a portfolio manager since 2013, and has been responsible for the DFA Intermediate Government Fixed Income Portfolio since 2016.

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Mr. Shao is a Vice President and Senior Portfolio Manager of the Advisor. Mr. Shao holds an MA from the University of California at Los Angeles and a BS from Columbia University. Mr. Shao joined the Advisor in 2006, has been a portfolio manager since 2011, and has been responsible for the DFA Short-Duration Real Return Portfolio since 2019.

Mr. Cummins is a Vice President and Senior Portfolio Manager of the Advisor. Mr. Cummins holds an MBA from The University of Texas at Austin, and a BS from Trinity University. Mr. Cummins joined the Advisor in 2012, has been a portfolio manager since 2018, and has been responsible for the DFA Short-Duration Real Return Portfolio since 2025.

The Portfolios’ SAI provides information about each portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of Fund shares.

The Advisor and, with respect to the Sub-Advised Portfolios (defined below), Dimensional Fund Advisors Ltd. (“DFAL”) and DFA Australia Limited (“DFA Australia”), provide the Portfolios with a trading department and selects brokers and dealers to effect securities transactions. Securities transactions are placed with a view to obtaining best price and execution. The Advisor’s address is 6300 Bee Cave Road, Building One, Austin, TX 78746. The Advisor may pay compensation, out of the Advisor’s profits and not as an additional charge to a Portfolio, to financial intermediaries to support the sale of Portfolio shares. A discussion regarding the basis for the Boards of Trustees/Directors approving the Investment Management Agreements with respect to the Portfolios is available in the semi-annual Form N-CSR reports for the Portfolios for the fiscal period ending April 30, 2025. The Advisor has been engaged in the business of providing investment management services since May 1981. The Advisor is currently organized as a Delaware limited partnership and is controlled and operated by its general partner, Dimensional Holdings Inc., a Delaware corporation. The Advisor controls DFAL and DFA Australia. As of January 31, 2026, assets under management for all Dimensional affiliated advisors totaled approximately $987 billion.

The Fund bears all of its own fees, expenses, charges, assessments, taxes, and other costs incurred in its operations, whether incurred directly by the Fund or incurred by the Advisor on its behalf. The expenses payable by the Fund shall include, but are not limited to: services of its independent registered public accounting firm, legal counsel to the Fund and its disinterested trustees/directors, fees and expenses of disinterested trustees/directors, employees and consultants, accounting and pricing costs (including the daily calculations of net asset value), brokerage fees, exchange listing fees related to a class, commissions and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes and other governmental fees levied against the Fund, insurance premiums, investment fees and expenses of the Fund, including the interest expense of borrowing money, the costs incidental to meetings of its shareholders and trustees/directors, the cost of filing its registration statements under the federal securities laws and the cost of any other filings required under federal and state securities laws, the costs of preparing, printing and mailing proxies, shareholder reports, prospectuses, statements of additional information and other fund documents, transfer and dividend disbursing agency, administrative services and custodian fees, including the expenses of issuing, repurchasing or redeeming its shares, fees and expenses of securities lending agents and the oversight of the securities lending activities of the Fund, fees and expenses associated with trade administration oversight services with respect to reconciliations and the oversight of settlement and collateral management, litigation, regulatory examinations/proceedings and other extraordinary or nonrecurring expenses, and other expenses properly payable by the Fund, except as provided in the Fee Waiver and Expense Assumption Agreements for certain classes of the Portfolios. Expenses allocable to a particular Portfolio or class of a Portfolio are so allocated. The expenses of the Fund which are not allocable to a particular Portfolio or class of a Portfolio are to be borne by each Portfolio or class of a Portfolio of the Fund on the basis of its relative net assets.

MANAGEMENT FEES

The “Annual Fund Operating Expenses” table describes the anticipated fees to be incurred by the ETF Class shares of each Portfolio for the services provided by the Advisor for the first full fiscal year. The “Management Fee” listed in the “Annual Fund Operating Expenses” table for each Portfolio provides the management fee that is payable by the Portfolio to the Advisor. The Advisor, not the Portfolios, compensates the sub-advisors.

Sub-Advisors

The Advisor has entered into Sub-Advisory Agreements with DFAL and DFA Australia, respectively, with respect to the Five-Year Global Portfolio and Short-Duration Real Return Portfolio (collectively, the “Sub-Advised Portfolios”).

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Pursuant to the terms of each Sub-Advisory Agreement, DFAL and DFA Australia each have the authority and responsibility to select brokers or dealers to execute securities transactions for each Portfolio. Each Sub-Advisor’s duties include the maintenance of a trading desk and the determination of the best and most efficient means of executing securities transactions. On at least a semi-annual basis, the Advisor will review the holdings of each Portfolio and review the trading process and the execution of securities transactions. The Advisor is responsible for determining those securities that are eligible for purchase and sale by a Portfolio and may delegate this task, subject to its own review, to DFAL and DFA Australia. DFAL and DFA Australia maintain and furnish to the Advisor information and reports on securities of companies in certain markets, including recommendations of securities to be added to the securities that are eligible for purchase by each Portfolio, as well as making recommendations and elections on corporate actions. DFA Australia has been a U.S. federally registered investment advisor since 1994 and is located at Level 43 Gateway, 1 Macquarie Place, Sydney, New South Wales 2000, Australia. DFAL has been a U.S. federally registered investment advisor since 1991 and is located at 20 Triton Street, Regent’s Place, London NW13BF, United Kingdom.

Manager of Managers Structure

The Advisor and the Fund have received an exemptive order from the Securities and Exchange Commission (“SEC”) for a manager of managers structure that allows the Advisor to appoint, remove or change Dimensional Wholly-Owned Sub-advisors (defined below), and enter into, amend and terminate sub-advisory agreements with Dimensional Wholly-Owned Sub-advisors, without prior shareholder approval, but subject to Board approval. A “Dimensional Wholly-Owned Sub-advisor” includes sub-advisors that are wholly-owned by the Advisor (i.e., (1) an indirect or direct “wholly-owned subsidiary” (as such term is defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Advisor, or (2) a sister company of the Advisor that is an indirect or direct “wholly-owned subsidiary” (as such term is defined in the 1940 Act) of the same company that, indirectly or directly, wholly owns the Advisor) (“Dimensional Wholly-Owned Sub-advisors”). A Board only will approve a change with respect to sub-advisors if the Board concludes that such arrangements would be in the best interests of the shareholders of the Five-Year Global Portfolio and Short-Duration Real Return Portfolio (the "MOM-Eligible Portfolios"). As described above, DFA Australia and/or DFAL, each a Dimensional Wholly-Owned Sub-advisor, currently serve as sub-advisors to each MOM-Eligible Portfolio. If a new Dimensional Wholly-Owned Sub-advisor is hired for a MOM-Eligible Portfolio, shareholders will receive information about the new sub-advisor within 90 days of the change. The exemptive order allows greater flexibility for the Advisor to utilize, if desirable, personnel throughout the worldwide organization enabling a MOM-Eligible Portfolio to operate more efficiently. The Advisor will not hire unaffiliated sub-advisors without prior shareholder approval and did not request the ability to do so in its application to the SEC for an exemptive order to allow the manager of managers structure.

The use of the manager of managers structure with respect to a MOM-Eligible Portfolio is subject to certain conditions set forth in the SEC exemptive order. Under the manager of managers structure, the Advisor has the ultimate responsibility, subject to oversight by the Board, to oversee the Dimensional Wholly-Owned Sub-advisors and recommend their hiring, termination and replacement. The Advisor will provide general management services to a MOM-Eligible Portfolio, including overall supervisory responsibility for the general management and investment of the Portfolio’s assets. Subject to review and approval of the Board, the Advisor will (a) set a MOM-Eligible Portfolio’s overall investment strategies, (b) evaluate, select, and recommend Dimensional Wholly-Owned Sub-advisors to manage all or a portion of a MOM-Eligible Portfolio’s assets, and (c) implement procedures reasonably designed to ensure that Dimensional Wholly-Owned Sub-advisors comply with a MOM-Eligible Portfolio’s investment objective, policies and restrictions. Subject to review by the Board, the Advisor will (a) when appropriate, allocate and reallocate a MOM-Eligible Portfolio’s assets among multiple Dimensional Wholly-Owned Sub-advisors; and (b) monitor and evaluate the performance of Dimensional Wholly-Owned Sub-advisors.

FEE WAIVER AND EXPENSE ASSUMPTION AGREEMENTS

Pursuant to a Fee Waiver and Expense Assumption Agreement for each Portfolio’s ETF Class shares, the Advisor has agreed to waive certain fees and in certain instances, assume certain expenses of the Portfolio’s ETF Class shares, as described below. The Fee Waiver and Expense Assumption Agreement will remain in effect through February 28, 2028, and may only be terminated by the Fund’s Board of Directors prior to that date. The Fee Waiver and Expense Assumption Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. With respect to each Fee Waiver and Expense Assumption Agreement, prior year waived fees and/or assumed expenses can be recaptured only if the expense ratio of the ETF Class shares of a Portfolio following such

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recapture would be less than the expense cap that was in place when such prior year fees were waived and/or expenses assumed, and less than the current expense cap in place for the Portfolio’s ETF Class shares.

DFA Five-Year Global Fixed Income Portfolio
DFA Intermediate Government Fixed Income Portfolio

The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of the ETF Class shares of each of the following Portfolios (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the ETF Class shares of each Portfolio, on an annualized basis, to the rates listed below as a percentage of the average net assets of the ETF Class shares of the respective Portfolio (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of the ETF Class shares of a Portfolio are less than the Expense Limitation Amount identified below, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such Portfolio’s ETF Class shares to exceed the applicable Expense Limitation Amount identified below. Each Portfolio, however, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

Portfolio	Expense Limitation Amount
DFA Five-Year Global Fixed Income Portfolio	0.21%
DFA Intermediate Government Fixed Income Portfolio	0.12%

DFA Short-Duration Real Return Portfolio

The Advisor has contractually agreed to waive up to the full amount of the Short-Duration Real Return Portfolio’s management fee of 0.18% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor, except for the fees paid through its investment of securities lending cash collateral in The DFA Short Term Investment Fund. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of the ETF Class shares of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund and the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the ETF Class shares of the Portfolio to 0.22% of the average net assets of such class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). At any time that the Portfolio’s annualized Portfolio Expenses are less than the Portfolio’s Expense Limitation Amount, described above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses of the ETF Class shares of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. With respect to the Portfolio, the Advisor shall also not be reimbursed for any management fees previously waived to offset the Portfolio’s proportionate share of the management fees paid by such Portfolio through its investment in other funds managed by the Advisor.

Dividends, Capital Gains Distributions and Taxes

Dividends and Distributions. Each Portfolio intends to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, a Portfolio generally pays no federal income tax on the income and gains it distributes to you. Dividends from net investment income of the Portfolios are distributed quarterly by the Portfolios (except for the Short Duration Real Return Portfolio for which dividends are distributed annually). The Five-Year Global Portfolio and Intermediate Government Portfolio and any other Portfolio that becomes an investment option for the Advisor's funds of funds in the future may make an additional dividend distribution from net investment income in October of each year. Any net realized gains (after any reductions for available capital loss carryforwards) are distributed annually, typically in December. A

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Portfolio may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Portfolio.

Capital gains distributions may vary considerably from year to year as a result of a Portfolio’s normal investment activities and cash flows. During a time of economic volatility, a Portfolio may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. A Portfolio may be required to distribute taxable realized gains from a prior year, even if the Portfolio has a net realized loss for the year of distribution.

Shareholders of ETF Class shares of a Portfolio will generally receive cash distributions one or more business days after the cash payment date for the Portfolio’s Institutional Class shares. The timing difference is due to the exchange-traded structure of the ETF Class shares and applies to all ETFs, regardless of whether they are multi-class ETF funds that also offer mutual fund shares or other mutual fund share classes. After the distribution payments have been received, an ETF Class shareholder may reinvest such amounts in additional whole ETF Class shares automatically only if the broker through whom you purchased shares makes such option available. This is in contrast to the distributions for a mutual fund share class, which may be automatically reinvested in additional mutual fund shares at NAV.

The overall period between the ex-dividend date and time of reinvestment may equal four or more business days. During this period, the amount of an ETF Class shareholder’s distribution will not be invested in the Portfolio and will be held in a custodial account. Accordingly, such shareholder will not receive income or experience appreciation or depreciation on the amount of the dividend.

Annual Statements. Each year, you will receive a statement that shows the tax status of distributions you received the previous calendar year. Distributions declared in October, November, or December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.

Avoid “Buying A Dividend.” At the time you purchase your Portfolio shares, a Portfolio’s net asset value may reflect undistributed income or undistributed capital gains. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Portfolio just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.” In addition, a Portfolio’s net asset value may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions to you.

Tax Considerations. This discussion of “Tax Considerations” should be read in conjunction with the remaining subsections below containing additional information.

In general, if you are a taxable investor, Portfolio distributions (other than exempt-interest dividends) are taxable to you as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Portfolio shares or receive them in cash.

For federal income tax purposes, Portfolio distributions of short-term capital gains are taxable to you at ordinary income rates. Portfolio distributions of long-term capital gains are taxable to you at long-term capital gain rates no matter how long you have owned your shares. A portfolio with a high portfolio turnover rate (a measure of how frequently assets within a portfolio are bought and sold) is more likely to generate short-term capital gains than a portfolio with a low portfolio turnover. A portion of income dividends reported by a Portfolio as qualified dividend income may be eligible for taxation by individual shareholders at long-term capital gain rates provided certain requirements are met.

Compared to other types of investments, derivatives may be less tax efficient. For example, the use of derivatives by a Portfolio may cause the Portfolio to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gains. Changes in government regulation of derivative instruments could affect the character, timing and amount of a Portfolio’s taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy. A Portfolio’s use of derivatives also may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

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If a Portfolio qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments will be treated as paid by you. You will then be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders).

Sale of Portfolio Shares. The sale of shares of a Portfolio is a taxable event and may result in a capital gain or loss to you. Currently, any capital gain or loss realized upon a sale of Portfolio shares generally is treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less. Any loss incurred on the sale or exchange of a Portfolio’s shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares. The ability to deduct capital losses may be limited.

A loss realized on a sale or exchange of shares may be disallowed under the so-called "wash sale" rules to the extent the shares disposed of are replaced with other shares of the Portfolio or substantially identical stock or securities within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Portfolio. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

Creation Units. An authorized participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase (plus any cash received by the authorized participant as part of the issue) and the authorized participant’s aggregate basis in the securities surrendered (plus any cash paid by the authorized participant as part of the issue). An authorized participant who exchanges Creation Units for securities generally will recognize a gain or loss equal to the difference between the authorized participant’s basis in the Creation Units (plus any cash paid by the authorized participant as part of the redemption) and the aggregate market value of the securities received (plus any cash received by the authorized participant as part of the redemption). The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as a short-term capital gain or loss if the shares have been held for one year or less, assuming such Creation Units are held as a capital asset.

If a Portfolio redeems Creation Units in cash, it may recognize more capital gains than it will if it redeems Creation Units in-kind.

Medicare Tax. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Portfolio and net gains from redemptions or other taxable dispositions of Portfolio shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. Net investment income does not include exempt-interest dividends, if any. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Backup Withholding. By law, a Portfolio may be required to withhold 24% of taxable dividends, capital gains distributions, and redemption proceeds paid to you if you do not provide your proper taxpayer identification number and certain required certifications. You may avoid this withholding requirement by providing and certifying on the account registration form your correct Taxpayer Identification Number and by certifying that you are not subject to backup withholding and are a U.S. person (including a U.S. resident alien). A Portfolio must also withhold if the Internal Revenue Service instructs it to do so.

State and Local Taxes. In addition to federal taxes, you may be subject to state and local taxes on distributions from a Portfolio and on gains arising on redemption or exchange of a Portfolio’s shares. Distributions of interest income and capital gains realized from certain types of U.S. Government securities may be exempt from state personal income taxes.

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Non-U.S. Investors. Non-U.S. investors may be subject to U.S. withholding tax, at either the 30% statutory rate or a lower rate if you are a resident of a country that has a tax treaty with the U.S., and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for certain capital gain dividends paid by a Portfolio from net long-term capital gains, if any, (other than exempt-interest dividends)interest-related dividends paid by a Portfolio from its qualified net interest income from U.S. sources and short-term capital gain dividends, if such amounts are reported by a Portfolio. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person. Non-U.S. investors also may be subject to U.S. estate tax.

Other Reporting and Withholding Requirements. Under the Foreign Account Tax Compliance Act (“FATCA”), a Portfolio will be required to withhold a 30% tax on income dividends made by the Portfolio to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Portfolio shares; however, based on proposed regulations issued by the Internal Revenue Service, which may be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). A Portfolio may disclose the information that it receives from its shareholders to the Internal Revenue Service, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Portfolio fails to provide the Portfolio with appropriate certifications or other documentation concerning its status under FATCA.

This discussion of “DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in a Portfolio. Prospective investors should also consult the SAI.

Purchase and Sale of Shares

ETF Class shares of a Portfolio may be acquired or redeemed directly from the Portfolio only in Creation Units or multiples thereof, as discussed in the “Creations and Redemptions” section of this Prospectus. Only an Authorized Participant (defined below) may engage in creation or redemption transactions directly with a Portfolio. An “Authorized Participant” is either a “participating party” (i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation) or a Depository Trust Company participant who, in either case, has executed an agreement with the distributor and transfer agent with respect to creations and redemptions of Creation Units. Once created, shares of a Portfolio generally trade in the secondary market in amounts less than a Creation Unit.

ETF Class shares of a Portfolio are listed for trading on a national securities exchange during the trading day. ETF Class shares can be bought and sold throughout the trading day like shares of other publicly traded companies. However, there can be no guarantee that an active trading market will develop or be maintained, or that a Portfolio’s ETF Class shares listing will continue or remain unchanged. The Fund does not impose any minimum investment for shares of a Portfolio purchased on an exchange. ETF Class shares of the Portfolios trade under the following symbols:

Portfolio	Ticker:
DFA Five-Year Global Fixed Income Portfolio	DFGB
DFA Intermediate Government Fixed Income Portfolio	DFGV
DFA Short-Duration Real Return Portfolio	DFSR

Buying or selling a Portfolio’s ETF Class shares on an exchange involves certain costs that may apply to all securities transactions. When buying or selling ETF Class shares of a Portfolio through a financial intermediary, you may incur a brokerage commission or other charges determined by your financial intermediary. Due to these brokerage costs, if any, frequent trading may detract significantly from investment returns. The commission is frequently a fixed amount and may be a significant proportional cost for investors seeking to buy or sell small amounts of shares. In addition,

36

you may also incur the cost of the “spread” (the difference between the bid price and the ask price). The spread varies over time for ETF Class shares of a Portfolio based on its trading volume and market liquidity and is generally less if the Portfolio has more trading volume and market liquidity and more if the Portfolio has less trading volume and market liquidity. Because ETF Class shares of the Portfolios trade at market price rather than NAV, an investor may pay more than NAV when purchasing ETF Class shares and receive less than NAV when selling Portfolio ETF Class shares. Authorized Participants may acquire ETF Class shares of a Portfolio directly from a Portfolio, and Authorized Participants may tender their ETF Class shares for redemption directly to a Portfolio, at NAV per share only in Creation Units, and in accordance with the procedures described in the SAI.

The primary listing exchange for each Portfolio’s ETF Class shares is The Nasdaq Stock Market LLC (the “Exchange”).

The Exchange is open for trading Monday through Friday and is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

For each Portfolio’s ETF Class shares, the Board has not adopted a policy of monitoring for frequent purchases and redemptions of shares (“frequent trading”) that appear to attempt to take advantage of potential arbitrage opportunities presented by a lag between a change in the value of a Portfolio’s portfolio securities after the close of the primary markets for the Portfolio’s portfolio securities and the reflection of that change in the Portfolio’s NAV (“market timing”) because unlike the Portfolio’s Institutional Class shares, the Portfolio sells and redeems ETF Class shares directly through transactions with Authorized Participants (defined below) that are in-kind and/or for cash, subject to certain conditions and transaction fees. The transaction fees, as further described in the “CREATION AND REDEMPTION OF CREATION UNITS” section of the SAI, are charged to offset transfer and other transaction costs that may be incurred by a Portfolio’s ETF Class shares in connection with such transactions to eliminate or reduce so far as practicable any dilution of the value of the ETF Class shares. For each Portfolio’s ETF Class shares, the Board has also not adopted a policy of monitoring for other frequent trading activity because the shares are listed for trading on a national securities exchange and frequent trading of the shares on an exchange is unlikely to negatively impact a Portfolio or disrupt portfolio management.

SHARE PRICE

The trading prices of a Portfolio’s ETF Class shares in the secondary market will fluctuate continuously throughout trading hours based on the supply of and demand for the Portfolio ETF Class shares and shares of underlying securities held by a Portfolio, economic conditions and other factors, rather than a Portfolio’s NAV, which is calculated at the end of each business day. A Portfolio’s ETF Class shares will trade on an Exchange at prices that may be above (i.e., at a premium) or below (i.e., at a discount), to varying degrees, the daily NAV of a Portfolio’s ETF Class shares. The trading prices of a Portfolio’s ETF Class shares may deviate significantly from the NAV of the Portfolio’s ETF Class during periods of market volatility. Given, however, that a Portfolio’s ETF Class shares can be issued and redeemed daily in Creation Units, the Advisor believes that large discounts and premiums to NAV should not be sustained over long periods.

Each Exchange will disseminate, every fifteen seconds during the regular trading day, an indicative optimized portfolio value (“IOPV”) relating to a Portfolio’s ETF Class. The IOPV calculations are estimates of the value of a Portfolio’s NAV per share of its ETF Class. Premiums and discounts between the IOPV and the market price may occur. This should not be viewed as a “real-time” update of the NAV per share. The IOPV is based on the current market value of the published basket of portfolio securities and/or cash required to be deposited in exchange for a Creation Unit and does not necessarily reflect the precise composition of a Portfolio’s actual portfolio at a particular point in time. Moreover, the IOPV is generally determined by using current market quotations and/or price quotations obtained from broker-dealers and other market intermediaries and valuations based on current market rates. The IOPV may not be calculated in the same manner as the NAV, which (i) is computed only once a day, (ii) unlike the calculation of the IOPV, takes into account Portfolio expenses, and (iii) may be subject, in accordance with the requirements of the 1940 Act, to fair valuation at different prices than those used in the calculations of the IOPV. The IOPV price is based on quotes and closing prices from the securities’ local market converted into U.S. dollars at the current currency rates and may not reflect events that occur subsequent to the local market’s close. Therefore, the IOPV may not reflect the best possible valuation of a Portfolio’s current portfolio. Neither the Portfolio nor the

37

Advisor or any of their affiliates are involved in, or responsible for, the calculation or dissemination of such IOPVs and make no warranty as to their accuracy. In the future, the dissemination of the IOPV may be discontinued.

BOOK ENTRY

ETF Class shares of the Portfolios are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of, and holds legal title to, all outstanding ETF Class shares of the Portfolios.

Investors owning ETF Class shares of the Portfolios are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for ETF Class shares of the Portfolios. DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of ETF Class shares, you are not entitled to receive physical delivery of stock certificates or to have ETF Class shares registered in your name, and you are not considered a registered owner of ETF Class shares. Therefore, to exercise any right as an owner of ETF Class shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book-entry or “street name” form.

NET ASSET VALUE

The value of shares of each class of a Portfolio will fluctuate in relation to its investment experience. The NAV per share of each Portfolio’s ETF Class shares is normally calculated once daily after the close of the Exchange on which the ETF Class shares are listed for trading (normally, 4:00 p.m. ET) by dividing the total value of the Portfolio’s investments and other assets, less any liabilities, allocated to the ETF Class by the total outstanding ETF Class shares of the Portfolio. A transaction will be priced at NAV only for purchases or redemptions of Creation Units (an option only available to Authorized Participants) or in connection with a shareholder’s conversion of a Portfolio’s Institutional Class shares into such Portfolio’s ETF Class shares. Note: The time at which transactions and shares are priced may be changed in case of an emergency or if the Exchange on which the Portfolio’s ETF Class shares are listed for trading closes at a time other than 4:00 p.m. ET or in other situations to the extent permitted by the SEC.

Securities held by the Portfolios will be valued in accordance with applicable laws and procedures approved by the Board, and generally, as described below. Each Portfolio generally calculates its NAV per share and accepts purchase and redemption orders of Creation Units on days that the Exchange on which the Portfolio is listed is open for trading. On days when the Exchange closes earlier than normal, the Portfolios may require orders to be placed earlier in the day.

Debt securities will be valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources, including broker/dealers that typically handle the purchase and sale of such securities using data, reflecting the earlier closing of the principal markets for those securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Net asset value includes interest on fixed income securities which is accrued daily.

Generally, securities issued by open-end investment companies (excluding exchange-traded investment companies) are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

Securities of exchange-traded investment companies held by the Portfolios are valued at, as applicable: (1) the official closing price on the exchange or market where the security is principally traded; or (2) the last reported sale price prior to that day's close.

The value of the securities and other assets of the Portfolios for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are determined in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

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Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that a Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its net asset value per share. As a result, the sale or redemption by a Portfolio of its shares at net asset value, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

The net asset value per share of the Five-Year Global Portfolio and Short-Duration Real Return Portfolio are expressed in U.S. dollars by translating the net assets of the Portfolios using the mean of the most recent bid and asked prices for the dollar as quoted by generally recognized reliable sources. Since the Portfolios own securities that are primarily traded in foreign markets which may trade on days when the Portfolios do not price their shares, the net asset value of the Portfolios may change on days when shareholders will not be able to purchase or redeem shares.

Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of such futures contracts held by the Portfolios is determined each day as of such close. In the absence of prices that are readily available as defined in Rule 2a-5, the futures contract will be valued in good faith at fair value in accordance with procedures approved by the Board.

Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not readily available as defined in Rule 2a-5, the swap agreement will be valued in good faith at fair value in accordance with procedures approved by the Board.

CONVERSIONS

A shareholder holding Institutional Class shares of a Portfolio may convert those shares to ETF Class shares issued by the same Portfolio to the extent supported by the shareholder's financial intermediary. Shareholders should contact their financial intermediary to determine the eligibility of their account for such a conversion. ETF Class shares, whether acquired through a conversion or purchased on the secondary market, cannot be converted to Institutional Class shares of the Portfolio or exchanged for ETF Class shares of another Portfolio.

In contrast to the Institutional Class shares, however, ETF Class shares must be held in a brokerage account. Accordingly, shareholders that hold Institutional Class shares in an account directly with a Portfolio through its transfer agent, or in a brokerage account that only allows the shareholder to hold mutual fund shares, will need to independently designate an eligible brokerage account for holding the ETF Class shares prior to a conversion. Shareholders that hold Institutional Class shares in a 401(k) plan or other employer-sponsored retirement or benefit plan generally may not convert those shares to ETF Class shares and should check with their plan sponsor or recordkeeper regarding eligibility.

A conversion from Institutional Class shares to ETF Class shares of a Portfolio will be processed at the relative NAVs of the respective share classes at the time of conversion. Since Depository Trust Company (DTC) (or its nominee) serves as the record owner of, and holds legal title to, the ETF Class shares of a Portfolio and does not support the distribution and transfer of fractional shares, a shareholder may be unable to convert a small portion of their Institutional Class shares into ETF Class shares.

For example, if a shareholder’s Institutional Class shares were equal to 15.25 ETF Class shares based on the relative NAVs of the classes, DTC’s system would only account for the transfer of 15 whole ETF Class shares. If a shareholder’s financial intermediary does not accommodate the ownership of fractional shares of ETFs (e.g., while DTC’s systems do not allow for the distribution and transfer of fractional shares of ETFs, a financial intermediary may acquire whole shares of an ETF and allocate fractional shares of such ETF to its clients that are recorded on the intermediary’s books), a shareholder would be required to redeem the portion of their Institutional Class shares investment equal to 0.25 fractional ETF Class shares. Albeit small, such redemption would be a taxable event. Shareholders will not otherwise recognize a taxable gain (or loss) on the conversion of Institutional Class shares of a Portfolio into ETF Class shares.

Shareholders should contact their financial intermediary to determine whether a conversion or the redemption of fractional shares may be subject to fees and expenses. The Portfolios do not impose a transaction fee on

39

conversions but reserve the right to change such policy or to limit, temporarily suspend, or terminate the conversion privilege in the future.

Investors owning Institutional Class shares in an account directly with a Portfolio through its transfer agent should first contact the Portfolio’s transfer agent at (888) 576-1167 to notify the transfer agent of the proposed conversion and then send a letter of instruction to the transfer agent by an approved method. Shareholders that invest in a Portfolio through a financial intermediary should contact their financial intermediary for information regarding conversions. The length of the conversion process will depend on a shareholder’s financial intermediary, but may take several days from the date of the request. Shareholders will remain fully invested in their Institutional Class shares until the conversion process is complete.

A blackout period for conversions into ETF Class shares may be imposed by a Portfolio around the dates the Portfolio declares dividends. This may be necessary to accommodate the operational requirements of certain financial intermediaries.

Creations and Redemptions

Prior to trading in the secondary market, ETF Class shares of a Portfolio are “created” at NAV by market makers, large investors and institutions only in block-size Creation Units of the following number of shares, or multiples thereof:

Portfolio	Creation Unit
DFA Five-Year Global Fixed Income Portfolio	50,000 Shares
DFA Intermediate Government Fixed Income Portfolio	25,000 Shares
DFA Short-Duration Real Return Portfolio	50,000 Shares

All orders to purchase Creation Units must be placed by or through an “Authorized Participant” that has entered into an authorized participant agreement (an “AP Agreement”) with the Portfolios’ distributor (the “Distributor”).

A creation transaction, which is subject to acceptance by the Distributor or its agents, generally takes place when an Authorized Participant deposits into a Portfolio a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash in exchange for a specified number of Creation Units.

Similarly, ETF Class shares can be redeemed only in Creation Units, generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) held by a Portfolio and a specified amount of cash. Creation Units are generally issued (or redeemed) by the ETF Class shares of the Portfolios in exchange for cash or in-kind for securities and a specified amount of cash. For each Portfolio, the Fund reserves the right to permit or require that creations and redemptions of ETF Class shares be effected entirely in cash, in-kind or a combination thereof. Creation Unit transactions conducted in exchange for cash only may cause a Portfolio to recognize capital gains and to pay out higher annual capital gain distributions to shareholders than if such transactions had been conducted in-kind. Conducting Creation Unit transactions in cash may also cause a Portfolio’s ETF Class shares to trade in the secondary market at wider bid-ask spreads or greater premiums or discounts to the NAV of the Portfolio's ETF Class shares. Except when aggregated in Creation Units, ETF Class shares are not redeemable by a Portfolio.

The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form under the AP Agreement.

Only an Authorized Participant may create or redeem Creation Units directly with a Portfolio. In the event of a system failure or other interruption, including disruptions at market makers or Authorized Participants, orders to purchase or redeem Creation Units either may not be executed according to a Portfolio’s instructions or may not be executed at all, or a Portfolio may not be able to place or change orders.

When a Portfolio engages in in-kind transactions, the Portfolio intends to comply with the U.S. federal securities laws in accepting securities for deposit and satisfying redemptions with redemption securities by, among other means,

40

assuring that any securities accepted for deposit and any securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). Further, an Authorized Participant that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the 1933 Act, will not be able to receive restricted securities eligible for resale under Rule 144A.

Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC participant and, in either case, has executed an AP Agreement with the Distributor. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the SAI for the Portfolios' ETF Class shares.

Because new shares may be created and issued on an ongoing basis, at any point during the life of a Portfolio's ETF Class shares a “distribution,” as such term is used in the 1933 Act, may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters subject to the prospectus delivery and liability provisions of the 1933 Act. Any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.

Broker-dealers should also note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the 1933 Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the 1933 Act is available only with respect to transactions on a national securities exchange.

Premium/Discount Information

Information showing the number of days the market price of a Portfolio’s ETF Class shares was greater than the NAV of the Portfolio's ETF Class shares and the number of days it was less than the NAV of the Portfolio's ETF Class shares (i.e., premium or discount) for various time periods is available by visiting the Portfolio’s website at https://www.dimensional.com/us-en/funds.

Disclosure of Portfolio Holdings

A description of the Fund's policies and procedures regarding the release of portfolio holdings information is also available in the Fund's SAI. Portfolio holdings information is available by visiting a Portfolio’s website at https://www.dimensional.com/us-en/funds.

Delivery of Shareholder Documents

To eliminate duplicate mailings and reduce expenses, the ETF Class shares of the Portfolios may deliver a single copy of certain shareholder documents, such as this Prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolios will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.

Distribution

The Distributor or its agents distribute Creation Units for the ETF Class shares of the Portfolios on an agency basis. The Distributor does not maintain a secondary market in ETF Class shares of the Portfolios.

DISTRIBUTION AND SERVICE (12B-1) FEES

The Board has adopted a distribution plan, sometimes known as a Rule 12b-1 plan, that allows a Portfolio’s ETF Class shares to pay distribution fees of up to 0.25% per year, to those who sell and distribute ETF Class shares of the

41

Portfolio and provide other services to shareholders. However, the Board has determined not to authorize payment of a Rule 12b-1 plan fee at this time. Because these fees are paid out of the assets of the ETF Class shares of a Portfolio on an ongoing basis, to the extent that a fee is authorized, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Financial Highlights

The Financial Highlights table is meant to help you understand each Portfolio’s financial performance for the past five years and for the most recent semi-annual period ended April 30, 2026. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Portfolio, assuming reinvestment of all dividends and distributions. This information, excluding the financial information and notes with respect to the fiscal period ended April 30, 2026, has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolios’ annual financial statements, are included in the Fund's Form N-CSR filed with the SEC. Further information about each Portfolio’s performance is contained in the annual report, which is available upon request. ETF Class shares of the Portfolios have not commenced operations as of the date of this Prospectus and financial highlights are not yet available.

Financial highlights for the Institutional Class shares of each Portfolio are shown to provide investors with financial information about the Portfolio. The Institutional Class shares of the Portfolios would have substantially similar returns as the ETF Class shares because the shares are invested in the same portfolio securities. Returns for the ETF Class shares and Institutional Class shares may vary due to differences in their expenses.

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DFA Investment Dimensions Group Inc.

Financial Highlights
(For a share outstanding throughout each period)

	DFA Five-Year Global Fixed Income Portfolio - Institutional Class Shares
	Six Months Ended Apr 30, 2026 (unaudited)	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Period	$10.17	$10.13	$10.12	$9.90	$10.78	$10.89
Income from Investment Operations#
Net Investment Income (Loss)	0.15	0.40	0.47	0.29	0.12	0.04
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.05)	0.07	0.07	0.16	(0.88)	(0.15)
Total from Investment Operations	0.10	0.47	0.54	0.45	(0.76)	(0.11)
Less Distributions:
Net Investment Income	(0.22)	(0.43)	(0.53)	(0.23)	(0.12)	(—)
Total Distributions	(0.22)	(0.43)	(0.53)	(0.23)	(0.12)	—
Net Asset Value, End of Period	$10.05	$10.17	$10.13	$10.12	$9.90	$10.78
Total Return	1.03%(A)	4.77%	5.52%	4.58%	(7.15%)	(0.98%)
Net Assets, End of Period (thousands)	$9,483,467	$9,468,834	$9,354,197	$9,623,652	$10,460,717	$13,621,273
Ratio of Expenses to Average Net Assets	0.21%(B)	0.21%	0.21%	0.22%	0.23%	0.26%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.21%(B)	0.21%	0.21%	0.22%	0.23%	0.26%
Ratio of Net Investment Income to Average Net Assets	3.03%(B)	3.99%	4.61%	2.93%	1.17%	0.39%
Portfolio Turnover Rate	12%(A)	44%	56%	43%	111%	126%

#  Computed using average shares outstanding.

— Amounts designated as — are either zero or rounded to zero.

(A) Non-Annualized

(B) Annualized

43

DFA Investment Dimensions Group Inc.

Financial Highlights
(For a share outstanding throughout each period)

	DFA Intermediate Government Fixed Income Portfolio - Institutional Class Shares
	Six Months Ended Apr 30, 2026 (unaudited)	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Period	$11.29	$10.98	$10.40	$10.68	$12.79	$13.72
Income from Investment Operations#
Net Investment Income (Loss)	0.18	0.33	0.31	0.26	0.19	0.19
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.13)	0.31	0.56	(0.31)	(2.00)	(0.61)
Total from Investment Operations	0.05	0.64	0.87	(0.05)	(1.81)	(0.42)
Less Distributions:
Net Investment Income	(0.17)	(0.33)	(0.29)	(0.23)	(0.17)	(0.17)
Net Realized Gains	—	—	—	—	(0.13)	(0.34)
Total Distributions	(0.17)	(0.33)	(0.29)	(0.23)	(0.30)	(0.51)
Net Asset Value, End of Period	$11.17	$11.29	$10.98	$10.40	$10.68	$12.79
Total Return	0.46%(A)	5.92%	8.43%	(0.51%)	(14.37%)	(3.20%)
Net Assets, End of Period (thousands)	$6,067,184	$6,065,520	$6,013,765	$5,242,890	$4,787,713	$6,200,229
Ratio of Expenses to Average Net Assets	0.11%(B)	0.12%	0.12%	0.12%	0.11%	0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.11%(B)	0.12%	0.12%	0.12%	0.11%	0.12%
Ratio of Net Investment Income to Average Net Assets	3.17%(B)	3.04%	2.81%	2.36%	1.62%	1.44%
Portfolio Turnover Rate	3%(A)	13%	12%	24%	22%	25%

#  Computed using average shares outstanding.

— Amounts designated as — are either zero or rounded to zero.

(A) Non-Annualized

(B) Annualized

44

DFA Investment Dimensions Group Inc.

Financial Highlights
(For a share outstanding throughout each period)

	DFA Short-Duration Real Return Portfolio - Institutional Class Shares
	Six Months Ended Apr 30, 2026 (unaudited)	Year Ended Oct 31, 2025	Year Ended Oct 31, 2024	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021

Net Asset Value, Beginning of Period	$10.97	$10.81	$10.51	$10.14	$10.58	$10.05
Income from Investment Operations#
Net Investment Income (Loss)	0.19	0.43	0.46	0.32	0.17	0.12
Net Gains (Losses) on Securities (Realized and Unrealized)	0.04	0.16	0.22	0.22	(0.51)	0.49
Total from Investment Operations	0.23	0.59	0.68	0.54	(0.34)	0.61
Less Distributions:
Net Investment Income	(0.44)	(0.43)	(0.38)	(0.17)	(0.10)	(0.08)
Net Realized Gains	(0.05)	—	—	—	—	—
Total Distributions	(0.49)	(0.43)	(0.38)	(0.17)	(0.10)	(0.08)
Net Asset Value, End of Period	$10.71	$10.97	$10.81	$10.51	$10.14	$10.58
Total Return	2.18%(A)	5.69%	6.63%	5.38%	(3.21%)	6.13%
Net Assets, End of Period (thousands)	$2,195,494	$2,093,353	$1,940,586	$1,978,527	$2,171,424	$1,797,965
Ratio of Expenses to Average Net Assets	0.22%(B)	0.22%	0.22%	0.22%	0.22%	0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.22%(B)	0.22%	0.22%	0.22%	0.22%	0.22%
Ratio of Net Investment Income to Average Net Assets	3.67%(B)	4.08%	4.41%	3.07%	1.67%	1.17%
Portfolio Turnover Rate	25%(A)	36%	43%	42%	56%	72%

#  Computed using average shares outstanding.

— Amounts designated as — are either zero or rounded to zero.

(A) Non-Annualized

(B) Annualized

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Other Available Information

You can find more information about the Fund and its Portfolios in the Portfolios’ SAI and Annual and Semi-Annual Reports.

Statement of Additional Information

The SAI, incorporated herein by reference, supplements, and is technically part of, this Prospectus. It includes an expanded discussion of investment practices, risks, and fund operations.

Annual and Semi-Annual Reports to Shareholders and Form N-CSR Filed with the SEC

These reports contain additional information about the Portfolios’ investments.

The Annual Report also discusses the market conditions and investment strategies that significantly affected the Portfolios in their last fiscal year.

In Form N-CSR, you will find the Portfolios’ annual and semi-annual financial statements.

How to get these and other materials:

• Your investment advisor—you are a client of an investment advisor who has invested in the Portfolios on your behalf.

• The Fund—you represent an institutional investor, registered investment advisor or other qualifying investor.  Call collect at (512) 306-7400.

• Access them on our website at https://www.dimensional.com.

• Access them on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.

• Obtain them, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

DFA Investment Dimensions Group Inc.—Registration No. 811-3258
Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 (512) 306-7400

DFA INVESTMENT DIMENSIONS GROUP INC.

6300 Bee Cave Road, Building One, Austin, Texas 78746

Telephone: (512) 306-7400

STATEMENT OF ADDITIONAL INFORMATION

August 30, 2026

ETF CLASS SHARES

DFA Investment Dimensions Group Inc. (“DFAIDG” or “Fund”) is an open-end management investment company that offers one-hundred and three series of shares. This Statement of Additional Information (“SAI”) relates to the ETF Class shares of two series of DFAIDG (individually, a “Portfolio” and collectively, the “Portfolios”):

Portfolio:	Exchange:	Ticker:
DFA Municipal Real Return Portfolio	The Nasdaq Stock Market LLC	DFMR
DFA Short-Term Municipal Bond Portfolio	The Nasdaq Stock Market LLC	DFSM

This SAI is not a Prospectus but should be read in conjunction with the Prospectus for the ETF Class shares of the Portfolios dated August 30, 2026, as amended from time to time. As of the date of this SAI, the ETF Class shares of the Portfolios have not yet commenced operations. The audited financial statements and financial highlights of the Portfolios for their fiscal year ended October 31, 2025 are incorporated by reference from the Fund’s Annual Financial Statements & Other Information. A free copy of the Prospectus, annual report, and Annual Financial Statements & Other Information can be obtained by contacting your investment representative, writing to the above address or by calling the above telephone number.

GENERAL INFORMATION

DFAIDG was incorporated under Maryland law on June 15, 1981. Until June 1983, DFAIDG was named DFA Small Company Fund Inc.

The Portfolios offer two classes of shares: Institutional Class shares and ETF Class shares. This SAI describes ETF Class shares of the Portfolios, which are listed for trading on a national securities exchange during the trading day. Institutional Class shares of the Portfolios, which are not exchange-traded and are described in a separate SAI, generally are available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions, and a limited number of certain other investors, each as approved from time to time by Dimensional Fund Advisors LP (the “Advisor” or “Dimensional”).

Except in connection with a shareholder’s conversion of a Portfolio’s Institutional Class shares into such Portfolio’s ETF Class shares, each Portfolio offers, issues and redeems shares at net asset value (“NAV”) only in large aggregations of ETF Class shares (each a “Creation Unit”).  Creation Units typically are a specified number of ETF Class shares. Generally, a Creation Unit will consist of the following number of ETF Class shares or multiples thereof:

Portfolio	Creation Unit
DFA Municipal Real Return Portfolio	50,000 shares
DFA Short-Term Municipal Bond Portfolio	50,000 shares

In the event of liquidation of a Portfolio, the Fund may lower the number of ETF Class shares in a Creation Unit. In its discretion, the Advisor reserves the right to increase or decrease the number of a Portfolio’s ETF Class shares that constitute a Creation Unit. The Board of Directors reserves the right to declare a split or a consolidation in the number of ETF Class shares outstanding of a Portfolio, and to make a corresponding change in the number of ETF Class shares constituting a Creation Unit. Each Portfolio may issue Creation Units of its ETF Class shares to Authorized Participants (as defined in the “Creation and Redemption of Creation Units” section of this SAI) in exchange for a designated basket of portfolio investments, together with the deposit of a specified cash payment and applicable fees as described below. ETF Class shares of the Portfolios are listed and trade on The Nasdaq Stock Market LLC, a national securities exchange. ETF Class shares of the Portfolios are traded in the secondary market and elsewhere at market prices that may be at, above or below the NAV of the ETF Class shares of a Portfolio. ETF Class shares of the Portfolios are redeemable only in Creation Units by Authorized Participants in exchange for a designated basket of portfolio investments together with a specified amount of cash and applicable fees as described below.

The Fund reserves the right to permit or require that creations and redemptions of ETF Class shares be effected entirely in cash, in-kind or a combination thereof. Fees imposed by a Portfolio in connection with creations and redemptions of ETF Class shares (“Transaction Fees”) and other costs associated with creations or redemptions that include cash may be higher than Transaction Fees and other costs associated with in-kind creations or redemptions. In all cases, conditions with respect to creations and redemptions of ETF Class shares and fees will be limited in accordance with the requirements of SEC rules and regulations applicable to management investment companies offering redeemable securities. See the “Creation and Redemption of Creation Units” section of this SAI for more information.

Each Portfolio is a separate series of the Fund, and shares of each class of a Portfolio represent an equal proportionate interest in the Portfolio.  All consideration received by the Fund for shares of a Portfolio and all assets of a Portfolio belong solely to that Portfolio and would be subject to liabilities related thereto.

EXCHANGE LISTING AND TRADING

There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the ETF Class shares of a Portfolio will continue to be met. The Exchange will consider the suspension of trading in, and will commence delisting proceedings of, the ETF Class shares of a Portfolio under any of the following

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circumstances: (i) if the Exchange becomes aware that the Portfolio is no longer eligible to operate in reliance on the Registrant’s exemptive order or any SEC rule under the Investment Company Act of 1940 that provides relief permitting the operation of a multi-class ETF fund structure; (ii) if the ETF Class shares of the Portfolio no longer comply with the requirements set forth in the relevant listing standards of the Exchange; (iii) if following the initial 12-month period beginning upon the commencement of trading of the ETF Class shares of the Portfolio, there are fewer than 50 beneficial holders of the ETF Class shares; or (iv) any other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the ETF Class shares of a Portfolio from listing and trading upon termination of the class.

As is the case with other stocks traded on the Exchange, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels. Negotiated commission rates only apply to investors who will buy and sell ETF Class shares of a Portfolio in secondary market transactions through brokers on the Exchange and does not apply to investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with the Portfolio.

The Fund reserves the right to adjust the price levels of the ETF Class shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the ETF Class shares of a Portfolio.

Continuous Offering

The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by a Portfolio on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “1933 Act”), may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the 1933 Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Portfolios’ distributor, breaks them down into constituent ETF Class shares and sells such ETF Class shares directly to customers or if it chooses to couple the creation of new ETF Class shares with an active selling effort involving solicitation of secondary market demand for ETF Class shares. A determination of whether one is an underwriter for purposes of the 1933 Act must take into account all of the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in ETF Class shares, whether or not participating in the distribution of ETF Class shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to ETF Class shares of a Portfolio are reminded that, pursuant to Rule 153 under the 1933 Act, a prospectus delivery obligation under Section 5(b)(2) of the 1933 Act owed to an exchange member in connection with a sale on the Exchange generally is satisfied by the fact that the prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is available only with respect to transactions on an exchange.

The Advisor or its affiliates may purchase and resell ETF Class shares of a Portfolio through a broker-dealer to “seed” a Portfolio as it is launched, or may purchase and resell ETF Class shares of a Portfolio from other broker-dealers that have previously provided “seed” capital for a Portfolio when it was launched, or otherwise in secondary market transactions.

PORTFOLIO CHARACTERISTICS AND POLICIES

The following information supplements the information set forth in the Prospectus of the Portfolios. Unless otherwise indicated, the following information applies to all of the Portfolios. Capitalized terms not

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otherwise defined in this SAI have the meaning assigned to them in the Prospectus. This SAI relates to the Institutional Class shares of the Portfolios.

The Advisor serves as investment advisor to each Portfolio. The Advisor is organized as a Delaware limited partnership and is controlled and operated by its general partner, Dimensional Holdings Inc., a Delaware corporation.

Each Portfolio is diversified under the federal securities laws and regulations.

Each of the Portfolios has adopted a fundamental policy that, under normal market conditions, at least 80% of the Portfolio’s net assets will be invested in specific types of municipal securities. A fundamental policy may not be changed with respect to a Portfolio without the approval of a majority of the outstanding voting securities of the Portfolio, as defined below under “INVESTMENT LIMITATIONS.” For purposes of each 80% policy, the value of the derivatives in which a Portfolio invests will be calculated in the same way that the values of derivatives are calculated when calculating a Portfolio’s net asset value. Derivative instruments are valued at market price (not notional value) and may be fair valued, for purposes of calculating a Portfolio’s net asset value. For more information on each Portfolio’s specific 80% policy, see each Portfolio’s “PRINCIPAL INVESTMENT STRATEGIES” section in the Prospectus.

BROKERAGE TRANSACTIONS

The Portfolios acquire and sell securities on a net basis with dealers that are major market makers in such securities. The Investment Committee of the Advisor selects dealers on the basis of their size, market making, and other factors. When executing portfolio transactions, the Advisor seeks to obtain the most favorable price for the securities being traded among the dealers with whom the Portfolios effect transactions.

Portfolio transactions will be placed with a view to receiving the best price and execution. The Portfolios will seek to acquire and dispose of securities in a manner which would cause as little fluctuation in the market prices of securities being purchased or sold as possible in light of the size of the transactions being effected, and brokers will be selected with this goal in view. The Advisor monitors the performance of brokers that effect transactions for the Portfolios to determine the effect that the brokers’ trading has on the market prices of the securities in which the Portfolios invest. The Advisor also checks the rate of commission, if any, being paid by the Portfolios to their brokers to ascertain that the rates are competitive with those charged by other brokers for similar services.

Subject to the duty to seek to obtain best price and execution, transactions may be placed with brokers that have assisted in the sale of Portfolio shares. The Advisor, however, pursuant to policies and procedures approved by the Board of Directors of DFAIDG, is prohibited from selecting brokers and dealers to effect the portfolio securities transactions for a Portfolio based (in whole or in part) on a broker’s or dealer’s promotion or sale of shares issued by a Portfolio or any other registered investment companies.

The Advisor believes that it needs maximum flexibility to effect trades on a best execution basis. As deemed appropriate, the Advisor places buy and sell orders for the Portfolio with various brokerage firms that may act as principal or agent. The Advisor may also make use of direct market access and algorithmic, program or electronic trading methods. The Advisor may extensively use electronic trading systems as such systems can provide the ability to customize the orders placed and can assist in the Advisor’s execution strategies.

Transactions also may be placed with brokers who provide the Advisor or the sub-advisors with investment research, such as: reports concerning individual issuers; general economic or industry reports or research data compilations; compilations of securities prices, earnings, dividends, and similar data; computerized databases; quotation services; trade analytics; ancillary brokerage services; and services of economic or other consultants. The Investment Management Agreement for each Portfolio permits the Advisor knowingly to pay commissions on these transactions that are greater than another broker, dealer, or exchange member might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor’s overall responsibilities to the accounts under its management. Research services furnished by brokers through whom

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securities transactions are effected may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor with respect to the Portfolios.

During the fiscal year ended October 31, 2025, the Portfolios and the Advisor did not through an agreement or understanding with a broker, or otherwise through an internal allocation procedure, direct any Portfolio's brokerage transactions to a broker because of research services provided.

The Portfolios may purchase securities of their regular brokers or dealers (as defined in Rule 10b-1 of the 1940 Act). During the fiscal year ended October 31, 2025, the Portfolios did not acquire any securities of their regular brokers or dealers (or securities of the broker's or dealer's parent company).

For a Portfolio’s ETF Class shares, to the extent creation or redemption transactions are conducted on a cash or “cash in lieu” basis, a Portfolio may contemporaneously transact with broker-dealers for the purchase or sale of portfolio securities in connection with such transactions. Such orders may be placed with an Authorized Participant in its capacity as broker-dealer, a broker-dealer that is affiliated with the Authorized Participant, or a third-party broker-dealer.

Specifically, following a Portfolio’s receipt of a creation or redemption order of ETF Class shares, to the extent such purchases or redemptions consist of a cash portion, the Portfolio may enter an order with the Authorized Participant, its affiliated broker-dealer or a third-party broker-dealer to purchase or sell the portfolio securities, as applicable. The executing broker-dealer will be required to guarantee that the Portfolio will achieve execution of its order at a price at least as favorable to the Portfolio as the Portfolio’s valuation of the portfolio securities used for purposes of calculating the NAV applied to the creation or redemption transaction giving rise to the order (the “Price Guarantee”). Whether the execution of the order is at a price at least as favorable to the Portfolio’s ETF Class shares will depend on the results achieved by the executing firm and will vary depending on market activity, timing and a variety of other factors.

For a Portfolio’s ETF Class shares, an Authorized Participant agrees to pay the shortfall amount in order to ensure that the execution of the order on the terms noted above will be honored on orders arising from creation transactions executed by an Authorized Participant or its affiliate as broker-dealer. If the broker-dealer executing the order achieves executions in market transactions at a price more favorable than a Portfolio’s valuation of the portfolio securities, either the Portfolio or the Authorized Participant may receive the benefit of the favorable executions. If, however, the broker-dealer executing the order is unable to achieve a price at least equal to a Portfolio’s valuation of the securities, the Portfolio will be entitled to the full amount of the execution shortfall (including any taxes, brokerage commissions or other costs) and the Authorized Participant will be required to pay the full amount of the actual execution transaction, up to the Maximum Additional Charge for Creations listed in the table in the “Creation and Redemption of Creation Units” section of this SAI.

An Authorized Participant agrees to pay the shortfall amount in order to ensure that a guarantee on execution will be honored for brokerage orders arising from redemption transactions executed by an Authorized Participant or its affiliate as broker-dealer. If the broker-dealer executing the order achieves executions in market transactions at a price more favorable than a Portfolio’s valuation of the portfolio securities, either the Portfolio or the Authorized Participant may receives the benefit of the favorable executions. If, however, the broker-dealer is unable to achieve executions in market transactions at a price at least equal to the Portfolio’s valuation of the securities, the Portfolio will be entitled to the portion of the offset equal to the full amount of the execution shortfall (including any taxes, brokerage commissions or other costs), up to the Maximum Additional Charge for Redemptions table listed in the “Creation and Redemption of Creation Units” section of this SAI.

For creation and redemption orders where a Price Guarantee is not applicable, a Portfolio reserves the right to charge a preset “Variable” fee for the cash or cash in lieu proceeds from those create and redeem orders. The Authorized Participant agrees to pay the fee, which represents the estimated costs related to purchasing or selling securities, and may include commissions, fees, taxes, foreign exchange, or other costs related to executing the Portfolio’s transactions. The Variable fee is subject to periodic review and adjustment. The fee is only made available to Authorized Participants and Market Makers but will not exceed the Maximum Additional Charge for Creations or Maximum Additional Charge for Redemptions listed in the tables in the “Creation and Redemption of Creation Units” section of this SAI.

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INVESTMENT LIMITATIONS

Each of the Portfolios has adopted certain limitations which may not be changed with respect to any Portfolio without the approval of a majority of the outstanding voting securities of the Portfolio. A “majority” is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio (to be affected by the proposed change) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of such Portfolio.

The Portfolios will not:

(1) borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the Securities and Exchange Commission (“SEC”);

(2) make loans, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC; provided that in no event shall a Portfolio be permitted to make a loan to a natural person;

(3) purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent a Portfolio from: (i) purchasing or selling securities or instruments secured by real estate or interests therein, securities or instruments representing interests in real estate or securities or instruments of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein; and (ii) purchasing or selling real estate mortgage loans;

(4) engage in the business of underwriting securities issued by others; or

(5) issue senior securities (as such term is defined in Section 18(f) of the 1940 Act), except to the extent permitted by the 1940 Act.

(6) purchase the securities of any one issuer, if immediately after such investment, a Portfolio would not qualify as a “diversified company” as that term is defined by the 1940 Act, as amended, and as modified or interpreted by regulatory authority having jurisdiction, from time to time.

(7) concentrate (invest more than 25% of its net assets) in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. Government or any of its agencies or securities of other investment companies).

(8) purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments, and provided that this limitation does not prevent a Portfolio from (i) purchasing or selling securities of companies that purchase or sell commodities or that invest in commodities; (ii) engaging in any transaction involving currencies, options, forwards, futures contracts, options on futures contracts, swaps, hybrid instruments or other derivatives; or (iii) investing in securities, or transacting in other instruments, that are linked to or secured by physical or other commodities.

The DFA Short-Term Municipal Bond Portfolio will not:

(9) acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio’s total assets would be invested in securities of companies within such industry.

With respect to the investment limitation described in (1) above, each Portfolio will maintain asset coverage of at least 300% (as described in the 1940 Act), inclusive of any amounts borrowed, with respect to any borrowings made by such Portfolio. The Portfolios do not currently intend to borrow money for investment purposes. Under the 1940 Act, an open-end investment company may borrow up to 33⅓% of its total assets

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(including the amount borrowed) from banks, and may borrow up to an additional 5% of its total assets, for temporary purposes, from any other person.

Although the investment limitation described in (2) above prohibits loans, each Portfolio is authorized to lend portfolio securities. Investment limitation (2) above also does not, among other things, prevent the Portfolio from engaging in repurchase agreements, acquiring debt or loan instruments in the future or participating in an interfund lending order granted by the SEC.

Pursuant to Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), each Portfolio may not acquire any “illiquid investment” if, immediately after the acquisition, the Portfolio would have invested more than 15% of its net assets in illiquid investments that are assets. Illiquid investments are investments that a Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to the Fund’s liquidity risk management program (the “Liquidity Program”). As required by the Liquidity Rule, the Fund has implemented the Liquidity Program, and the Board, including a majority of the disinterested Directors, has appointed a liquidity risk management program administrator (the “Liquidity Program Administrator”) to administer such program. The Liquidity Program Administrator’s responsibilities include, among others, determining the liquidity classification of each Portfolio’s investments and monitoring compliance with the 15% limit on illiquid investments.

Pursuant to Rule 144A under the 1933 Act, the Portfolios may purchase certain unregistered (i.e., restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is determined that a liquid market does exist, the securities will not be subject to the 15% limitation on illiquid investments. Among other considerations, the Advisor may consider the number of dealers making a market in such securities when determining whether a liquid market exists. After purchase, the Portfolios will continue to monitor the liquidity of Rule 144A securities.

With respect to the investment limitation described in (5) above, a Portfolio will not issue senior securities, except that the Portfolio may borrow money as described above. A Portfolio may also borrow money for temporary purposes, but not in excess of 5% of the Portfolio’s total assets. Further, a transaction or agreement that otherwise might be deemed to create leverage, such as a forward or futures contract, option, swap or when-issued security, delayed delivery or forward commitment transaction, will not be considered a senior security to the extent such investments are purchased and held in compliance with the requirements of the 1940 Act and the rules thereunder.

For purposes of the investment limitations described in (7) and (9) above, management does not consider securities that are issued by the U.S. Government or its agencies or instrumentalities to be investments in an “industry.” In applying the investment limitations described in (7) and (9) above, each Portfolio will consider the investments of other investment companies in which the Portfolio invests to the extent it has sufficient information about the holdings of such investment companies, if applicable.

The investment limitations described above do not prohibit a Portfolio from purchasing or selling futures contracts and options on futures contracts, to the extent otherwise permitted under the Portfolio’s investment strategies. Further, except with respect to a Portfolio’s limitation on borrowing, illiquid investments, or otherwise indicated, with respect to the investment limitations described above, all limitations applicable to the Portfolio’s investments apply only at the time that a transaction is undertaken.

For purposes of the investment limitation described in (9) above, the identification of the issuer of a municipal security depends on the terms and conditions of the security. When assets and revenues of a political subdivision are separate from those of the government that created the subdivision and the security is backed only by the assets and revenues of the subdivision, the subdivision is deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if only the assets and revenues of a nongovernmental user back the bond, then the nongovernmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees the security, the guarantee would be considered a separate entity that would be treated as an issue of the guaranteeing entity.

Additionally, for purposes of the investment limitations above, tax-exempt securities issued or guaranteed by the U.S., state or local governments or political subdivisions of governments are not considered to be a part of

6

any industry. Tax-exempt securities of non-governmental issuers, however, are subject to the 25% limitation described in investment limitations (7) and (9) above.

As noted above, each Portfolio has adopted a fundamental policy as required by Rule 35d-1 under the 1940 Act, that, under normal market conditions, at least 80% of the Portfolio’s net assets, plus the amount of any borrowings for investment purposes, will be invested in specific types of municipal securities.

FUTURES CONTRACTS

Each Portfolio may purchase or sell futures contracts and options on futures contracts to hedge its interest rate exposure or for non-hedging purposes, such as a substitute for direct investment or to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities.

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of defined securities at a specified future time and at a specified price. Futures contracts that are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Each Portfolio will be required to make a margin deposit in cash or government securities with a futures commission merchant (“FCM”) to initiate and maintain positions in futures contracts. Minimal initial margin requirements are established by the futures exchanges and FCMs may establish margin requirements which are higher than the exchange requirements. A Portfolio also will incur brokerage costs in connection with entering into futures contracts. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes, to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin to be held by the FCM will be required. Conversely, a reduction in the required margin would result in excess margin that can be refunded to the custodial accounts of the Portfolio. Variation margin payments may be made to and from the futures broker for as long as the contract remains open. Each Portfolio expects to earn income on its margin deposits.

At any time prior to the expiration of a futures contract, a Portfolio may elect to close the position by taking an opposite position, which will operate to terminate its existing position in the contract. Positions in futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although a Portfolio may enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for any particular futures contract at any specific time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting a Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. In such situations, if the Portfolio had insufficient cash, it might have to sell securities to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances a Portfolio may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the performance of the Portfolio.

SWAPS

The Portfolios also may enter into credit default swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year.

The Portfolios may enter into a credit default swap on a single security or instrument (sometimes referred to as a “CDS” transaction) or on a basket or index of securities (sometimes referred to as a “CDX” transaction). The “buyer” in a credit default contract typically is obligated to pay the “seller” a periodic stream of payments over the term of the contract, provided that no credit event with respect to any underlying reference obligation has occurred.

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If a credit event occurs, the seller typically must pay the buyer the “par value” (full notional value) of the reference obligation in exchange for the reference obligation. The Portfolios may be either the buyer or the seller in the transaction. If a Portfolio is a buyer and no credit event occurs, the Portfolio may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, a Portfolio typically receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided a credit event does not occur. If a credit event occurs, the seller typically must pay the buyer the full notional amount of the reference obligation.

Credit default swaps involve greater risks than if the Portfolios had invested in the reference obligation directly, since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A buyer also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the up-front or periodic payments previously received, may be less than the full notional value the seller pays to the buyer, resulting in a loss of value to the Portfolio. When a Portfolio acts as a seller of a credit default swap, the Portfolio is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.

The Portfolios may also enter into interest rate swaps to hedge against changes in interest rates. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal.

Some types of swap agreements are negotiated bilaterally with a swap dealer and traded OTC between the two parties (uncleared swaps), while other swaps are transacted through an FCM and cleared through a clearinghouse that serves as a central counterparty (cleared swaps), and may be traded on swap execution facilities (exchanges). Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor.

The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”) and implementing rules adopted by the Commodity Futures Trading Commission (“CFTC”) currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by a Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of a Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers. If an FCM does not provide accurate reporting, a Portfolio is also subject to the risk that the FCM could use the Portfolio’s assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty. Credit risk of cleared swap participants is concentrated in a few clearinghouses, and the consequences of insolvency of a clearinghouse are not clear.

The Advisor and the Fund do not consider a Portfolio’s obligations under swap contracts senior securities and, accordingly, the Portfolio will not treat them as being subject to the Portfolio’s borrowing or senior securities restrictions to the extent such investments are purchased and held in compliance with the requirements of the 1940 Act and the rules thereunder. To the extent that a Portfolio cannot dispose of a swap in the ordinary course of business within seven calendar days or less without the sale or disposition significantly changing the market value of

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the investment, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets.

The Dodd-Frank Act and related regulatory developments imposed comprehensive regulatory requirements on swaps and swap market participants. The regulatory framework includes: (1) registration and regulation of swap dealers and major swap participants; (2) requiring central clearing and execution of standardized swaps; (3) imposing margin requirements on swap transactions; (4) regulating and monitoring swap transactions through position limits and large trader reporting requirements; and (5) imposing record keeping and centralized and public reporting requirements, on an anonymous basis, for most swaps. The CFTC is responsible for the regulation of most swaps. The SEC has jurisdiction over a small segment of the market referred to as “security-based swaps,” which includes swaps on single securities or credits, or narrow-based indices of securities or credits.

The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading. It is not possible to predict fully the effects of current or future regulation. The requirements, even if not directly applicable to a Portfolio, may increase the cost of the Portfolio’s investments and cost of doing business. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

EXCLUSION FROM COMMODITY POOL OPERATOR STATUS

The Advisor has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”) with respect to the Portfolios described in this SAI, and, therefore, is not subject to registration or regulation as a pool operator under the CEA with respect to such Portfolios. The CFTC has neither reviewed nor approved the Advisor’s reliance on these exclusions, the investment strategies of the Portfolios, or this SAI.

The terms of the commodity pool operator (“CPO”) exclusion require that each Portfolio, among other things, adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable foreign currency forward contracts. Generally, the exclusion from CPO regulation on which the Advisor relies requires each Portfolio to meet one of the following tests for its commodity interest positions, other than positions entered into for bona fide hedging purposes (as defined in the rules of the CFTC): either (1) the aggregate initial margin and premiums required to establish positions in commodity interests may not exceed 5% of the liquidation value of the portfolio of the Portfolio (after taking into account unrealized profits and unrealized losses on any such positions); or (2) the aggregate net notional value of the Portfolio’s commodity interest positions, determined at the time the most recent such position was established, may not exceed 100% of the liquidation value of the Portfolio’s portfolio (after taking into account unrealized profits and unrealized losses on any such positions). In addition to meeting one of these trading limitations, each Portfolio may not be marketed as a commodity pool or otherwise as a vehicle for trading in the commodity futures, commodity options or swaps markets. If, in the future, a Portfolio can no longer satisfy these requirements, the Advisor would withdraw its notice claiming an exclusion from the definition of a CPO, and the Advisor would be subject to registration and regulation as a CPO with respect to the Portfolio, in accordance with CFTC rules that apply to CPOs of registered investment companies. Generally, these rules allow for substituted compliance with CFTC disclosure and shareholder reporting requirements, based on the Advisor’s compliance with comparable SEC requirements. However, as a result of CFTC regulation with respect to a Portfolio, the Portfolio may incur additional compliance and other expenses.

GENERAL MARKET AND GEOPOLITICAL RISKS

The value of a Portfolio’s securities changes daily due to economic and other events that affect market prices generally, as well as those that affect particular regions, countries, industries, or issuers. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries.

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Portfolio securities may be negatively impacted by inflation (or expectations for inflation), interest rates, global demand for particular products/services or resources, supply chain disruptions, natural disasters, pandemics, epidemics, terrorism, war, military confrontations, economic sanctions and tariffs, regulatory events and governmental or quasi-governmental actions, among others. Natural and environmental disasters, including weather-related phenomena, also can be highly disruptive to economies and markets and can adversely affect individual issuers, sectors, industries, markets, countries or regions, currencies, interest and inflation rates, credit ratings, and investor sentiment. The occurrence of U.S. and global events similar to those in the last few decades (e.g., natural disasters, virus epidemics, social and political discord, and terrorist attacks around the world) may result in market volatility and/or overall market uncertainty or reduced liquidity with respect to particular issuers, countries or regions, and may have long term effects on both the U.S. and global economies and financial markets. The negative impacts may be particularly acute in certain sectors, countries or regions. The timing and duration of any such conflicts and tensions, resulting sanctions, related events and other impacts cannot be predicted. The risks associated with such events may be greater in developing or emerging market countries, many of which have less developed political, financial, healthcare, and/or emergency management systems. Negative global events also can disrupt the operations and processes of any of the service providers for a Portfolio. Similarly, negative global events, in some cases, could constitute a force majeure event under contracts with service providers or contracts entered into with counterparties for certain transactions.

CASH MANAGEMENT PRACTICES

The Portfolios engage in cash management practices in order to earn income on uncommitted cash balances. Generally, cash is uncommitted pending investment in other securities, payment of redemptions or in other circumstances where the Advisor believes liquidity is necessary or desirable. For example, a Portfolio may make cash investments for temporary defensive purposes during periods in which market, economic or political conditions warrant. In addition, each of the Portfolios may enter into arrangements with its custodian whereby it may earn a credit on its cash balances maintained in its non-interest bearing U.S. Dollar custody cash account to be applied against fund service fees payable to the custodian or the custodian’s subsidiaries for fund services provided.

The Portfolios may invest cash in the following permissible investments:

Portfolios	Permissible Cash Investments*

DFA Municipal Real Return Portfolio

Short-term repurchase agreements; fixed income securities, such as money market instruments; index futures contracts and options thereon; affiliated and unaffiliated registered and unregistered money market funds, including tax-exempt money market funds.**, ***

DFA Short-Term Municipal Bond Portfolio

Short-term repurchase agreements; fixed income securities, such as money market instruments; index futures contracts and options thereon; affiliated and unaffiliated registered and unregistered money market funds, including tax-exempt money market funds.**, ***

* With respect to fixed income instruments, except in connection with corporate actions, the Portfolios will invest in fixed income instruments that at the time of purchase have an investment grade rating by a rating agency or are deemed to be investment grade by the Advisor.

** Investments in money market mutual funds may involve duplication of certain fees and expenses.

*** Certain of these cash investments may generate taxable income for a Portfolio and potentially may require the Portfolio to distribute income subject to federal and/or state personal income tax.

EXCHANGE TRADED FUNDS

The Portfolios may invest in Exchange Traded Funds (“ETFs”) and similarly structured pooled investments for the purpose of gaining exposure to the municipal bond market pending investment in municipal bonds.

 An ETF is an investment company classified as an open-end investment company or unit investment trust that is traded similar to a publicly traded company.  ETFs in which the Portfolios invest are passively managed and

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attempt to track or replicate a desired index, such as a sector, market or global segment. The risks and costs of investing in ETFs are comparable to investing in a publicly traded company. The goal of an ETF is to correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The risk of not correlating to the index is an additional risk to the investors of ETFs. When a Portfolio invests in an ETF, shareholders of the Portfolio bear their proportionate share of the underlying ETF’s fees and expenses.

REFLOW REDEMPTION SERVICE

A Portfolio's Institutional Class shares may frequently participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares.  Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are to settle that business day. A fund is not guaranteed to receive cash from ReFlow on any given day as allocation of ReFlow’s cash is based on the results of ReFlow’s automated daily auction process among participating mutual funds. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net shareholder purchases at the end of a maximum holding period determined by ReFlow, or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder.

For use of the ReFlow service, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through the auction process. The current minimum fee rate (which is subject to change) is 0.14% of the value of the fund shares purchased by ReFlow, although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund's objective, policies, or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. ReFlow will periodically redeem its entire share position in Portfolio's Institutional Class shares and may frequently request that such redemption be met in-kind in accordance with redemption in-kind policies described in the Prospectus. A Portfolio will ultimately determine whether to redeem ReFlow’s position in cash or in-kind based on the best interests of the Portfolio and its shareholders and in accordance with the Portfolio’s redemption in-kind policies. The Fund expects that in-kind redemptions will comprise a significant portion of redemptions paid to ReFlow. Purchases and redemptions of a Portfolio's Institutional Class shares by ReFlow under the program are not considered excessive short-term trading under the Institutional Class shares' Policy Regarding Excessive Short-Term Trading. The Fund’s Annual Financial Statements & Other Information contains detail on the activity in the program for the fiscal year ended October 31, 2025.

The Fund’s Board has approved the use of the ReFlow liquidity program, the costs of which are borne by all classes of a Portfolio. The Advisor believes that the program may benefit the Portfolios and their Institutional Class shareholders, although there is no guarantee that the program will do so. For example, redemptions in-kind may reduce the need for Portfolio's Institutional Class shares to maintain cash reserves, reduce Portfolio transaction costs, reduce the need to sell Portfolio investments at inopportune times, and lower Portfolio capital gain recognition. To the extent that the assets of a Portfolio's Institutional Class shares do not decline, the Advisor may also benefit.

INTERFUND BORROWING AND LENDING

The DFA Fund Complex (defined below) has received exemptive relief from the SEC which permits the registered investment companies to participate in an interfund lending program among portfolios and series managed by the Advisor (the “Portfolios/Series”) (portfolios that operate as feeder portfolios do not participate in the program). The interfund lending program allows the participating Portfolios/Series to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of the participating Portfolios/Series, including the following: (1) no Portfolio/Series may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating Portfolios/Series under a loan agreement; and (2) no Portfolio/Series may lend money through the program unless it receives a more favorable return than that available from an investment in overnight repurchase agreements or the

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yield of any money market fund in which the Portfolio/Series could invest. In addition, a Portfolio/Series may participate in the program only if and to the extent that such participation is consistent with its investment objectives, policies and limitations. Interfund loans and borrowings have a maximum duration of seven days and loans may be called on one business day’s notice.

A participating Portfolio/Series may not lend to another Portfolio/Series under the interfund lending program if the interfund loan would cause its aggregate outstanding interfund loans to exceed 15% of its current net assets at the time of the loan. Interfund loans by a Portfolio/Series to any one Portfolio/Series may not exceed 5% of net assets of the lending Portfolio/Series.

The restrictions discussed above and the other conditions of the SEC exemptive order permitting interfund lending are designed to minimize the risks associated with interfund lending for both the lending Portfolio/Series and the borrowing Portfolio/Series. However, no borrowing or lending activity is without risk. If a Portfolio/Series borrows money from another Portfolio/Series, there is a risk that the interfund loan could be called on one business day’s notice or not renewed, in which case the Portfolio/Series may have to borrow from a bank at higher rates if an interfund loan were not available from another Portfolio/Series. A delay in repayment to a lending Portfolio/Series could result in a lost opportunity or additional lending costs, and interfund loans are subject to the risk that the borrowing Portfolio/Series could be unable to repay the loan when due.

WHEN-ISSUED SECURITIES, DELAYED DELIVERY, AND FORWARD COMMITMENT TRANSACTIONS

Each Portfolio may purchase eligible securities or sell securities it is entitled to receive on a when-issued basis.  When purchasing securities on a when-issued basis, the price or yield is agreed to at the time of purchase, but the payment and settlement dates are not fixed until the securities are issued.  It is possible that the securities will never be issued, and the commitment cancelled.  In addition, each Portfolio may purchase or sell eligible securities for delayed delivery or on a forward commitment basis where the Portfolio contracts to purchase or sell such securities at a fixed price at a future date beyond the normal settlement time.  Each Portfolio may renegotiate a commitment or sell a security it has committed to purchase prior to the settlement date, if deemed advisable.

While the payment obligation and, if applicable, interest rate are set at the time a Portfolio enters into a when-issued, delayed delivery, to-be-announced, or forward commitment transaction, no interest or dividends accrue to the purchaser prior to the settlement date.  In addition, the value of a security purchased or sold is subject to market fluctuations and may be worth more or less on the settlement date than the price a Portfolio committed to pay or receive for the security.  A Portfolio will lose money if the value of a purchased security falls below the purchase price and a Portfolio will not benefit from the gain if a security sold appreciates above the sales price during the commitment period.

PORTFOLIO TURNOVER RATE

Certain Portfolios may have a higher portfolio turnover rate due to the relatively short maturities of the securities to be acquired. In addition, variations in turnover rates occur because securities are sold when, in the Advisor’s judgment, the return will be increased as a result of portfolio transactions after taking into account the cost of trading.

ADDITIONAL INVESTMENT STRATEGIES FOR THE PORTFOLIOS

In addition to the securities and investment practices described in the prospectus, set forth below is a description of certain types of securities that the Portfolios may purchase and certain investment techniques that each Portfolio may use to attempt to achieve its investment objective.

Variable Rate Obligations and Demand Notes

The Portfolios may invest in variable rate obligations. Variable rate obligations have a coupon rate that is adjusted periodically based on changes in the level of prevailing interest rates. Floating rate obligations have an interest rate fixed to a known lending rate, such as the prime rate, and are automatically adjusted when the known

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rate changes. Variable rate obligations lessen the capital fluctuations usually inherent in fixed income investments. This diminishes the risk of capital depreciation of investment securities in a Portfolio and, consequently, of Portfolio shares. However, if interest rates decline, the yield of a Portfolio will decline, causing the Portfolio and its shareholders to forego the opportunity for capital appreciation of the Portfolio’s investments and of their shares.

The Portfolios may invest in floating rate and variable rate demand notes. Demand notes provide that the holder may demand payment of the note at its par value plus accrued interest by giving notice to the issuer or its agent. To ensure the ability of the issuer to make payment on demand, a bank letter of credit or other liquidity facility may support the note.

Pre-refunded Municipal Securities

The Portfolios may invest in pre-refunded municipal securities. Pre-refunded municipal securities are tax-exempt bonds that have been refunded to a call date prior to the final maturity of principal, or “escrowed-to-maturity bonds,” that have been refunded prior to the final maturity of principal and remain outstanding in the municipal market. The payment of principal and interest of the pre-refunded municipal securities held by a Portfolio is funded from securities in a designated escrow account that holds U.S. Treasury securities or other obligations of the U.S. Government (including its agencies and instrumentalities) (“Agency Securities”). While still tax-exempt, pre-refunded municipal securities usually will bear a Aaa rating (if a re-rating has been requested and paid for) because they are backed by U.S. Treasury or Agency Securities held in an escrow account established by the municipality and an independent escrow agent. While a secondary market exists for pre-refunded municipal securities, if a Portfolio sells pre-refunded municipal bonds prior to maturity, the price received may be more or less than the original cost, depending on market conditions at the time of sale. Investment in pre-refunded municipal securities held by a Portfolio may subject the Portfolio to interest rate risk and market risk. To the extent permitted by the SEC and the Internal Revenue Service, a Portfolio’s investment in pre-refunded municipal bonds backed by U.S. Treasury and Agency Securities in the manner described above, will, for purposes of diversification tests applicable to the Portfolio, be considered an investment in the respective U.S. Treasury and Agency Securities. The 2017 Tax Cuts and Jobs Act repeals the exclusion from gross income for interest on pre-refunded municipal securities effective for such bonds issued after December 31, 2017.

Standby Commitments

These instruments, which are similar to a put, give each Portfolio the option to obligate a broker, dealer or bank to repurchase a security held by the Portfolio at a specified price.

Tender Option Bonds

Tender option bonds are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security’s liquidity.

Structured or Indexed Securities

The Portfolios may invest in structured or indexed securities. The value of the principal of and/or interest on such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the “Reference”) or the relative change in the two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured or indexed securities may provide that, in certain circumstances, no principal is due at maturity and, therefore, may result in a loss of a Portfolio’s investment. Structured or indexed securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or a decrease in the interest rate or value of the security at maturity. In addition, changes in interest rates or the value of the security at maturity may be some multiple of the change in the value of the Reference. Consequently, structured or indexed securities may entail a greater degree of market risk than other types of debt securities because the Portfolio bears the risk of the Reference. Structured or

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indexed securities may also be more volatile, less liquid and more difficult to accurately price than less complex securities.

Zero Coupon Bonds

The Portfolios may invest in zero coupon bonds. Zero coupon bonds generally pay no cash interest (or dividends, in the case of preferred stock) to their holders prior to maturity. Accordingly, such securities usually are issued and traded at a deep discount from their face or par value and generally are subject to greater fluctuations of market value in response to changing interest rates than securities of comparable maturities and credit quality that pay cash interest (or dividends, in the case of preferred stock) on a current basis. Although a Portfolio will receive no payments on its zero coupon bonds prior to their maturity or disposition, the Portfolio would be required, for federal income tax purposes, generally to include in its dividends each year an amount equal to the annual income that accrues on its zero coupon securities. Such dividends will be paid from the cash assets of a Portfolio, from borrowings or by liquidation of portfolio securities, if necessary, at a time that the Portfolio otherwise would not have done so. To the extent a Portfolio is required to liquidate thinly traded securities, it may be able to sell such securities only at prices lower than if such securities were more widely traded. The risks associated with holding securities that are not readily marketable may be accentuated at such time. To the extent the proceeds from any such dispositions are used by a Portfolio to pay distributions, the Portfolio will not be able to purchase additional income-producing securities with such proceeds, and as a result, its current income ultimately may be reduced.

Municipal Lease Obligations

The Portfolios may invest in municipal lease obligations. These securities are sometimes considered illiquid because of the thinness of the market in which they are traded. Consistent with the Liquidity Program, the Advisor may determine to treat certain municipal lease obligations as liquid, and therefore not subject to a Portfolio’s 15% limit on illiquid investments. The factors that the Advisor may consider in making these liquidity determinations include: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to underwrite and make a market in the security; (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer; and (5) factors unique to a particular security, including general creditworthiness of the issuer, the importance to the issuer of the property covered by the lease and the likelihood that the marketability of the securities will be maintained throughout the time the security is held by a Portfolio.

Municipal Bond Insurance

The Advisor anticipates that a portion of each Portfolio's investment portfolio will be invested in municipal securities whose principal and interest payments are guaranteed by a private insurance company at the time of purchase. Each Portfolio’s insurance coverage may take one of several forms. A primary insurance policy is purchased by a municipal securities issuer at the time the securities are issued. This insurance is likely to increase the credit rating of the securities, as well as their purchase price and resale value. A mutual fund insurance policy is purchased by a Portfolio and used to guarantee specific securities only while the securities are held by the Portfolio. Finally, a secondary market insurance policy is purchased by a bond investor (such as a Portfolio) or a broker after the bond has been issued and insures the bond until its maturity date. Both primary insurance and secondary market insurance are non-cancelable and continue in force so long as the insured security is outstanding and the respective insurer remains in business. Premiums for portfolio insurance, if any, would be paid from a Portfolio’s assets and would reduce the current yield on its investment portfolio by the amount of such premiums.

Portfolio insurance coverage that terminates upon the sale of an insured security by a Portfolio may not improve the resale value of the security. Therefore, unless a Portfolio elects to purchase secondary market insurance with respect to such securities or such securities are already covered by primary insurance, the Portfolio generally will retain any such securities insured by portfolio insurance that are in default or in significant risk of default, and will place a value on the insurance equal to the difference between the market value of the defaulted security and the market value of similar securities that are not in default.

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Each Portfolio is authorized to obtain portfolio insurance from insurers that have obtained a claims-paying ability rating of AAA from S&P or Aaa (or a short-term rating of MIG-1) from Moody’s.

A Moody’s insurance claims-paying ability rating is an opinion of the ability of an insurance company to repay punctually senior policyholder obligations and claims. An insurer with an insurance claims-paying ability rating of Aaa is adjudged by Moody’s to be of the best quality. In the opinion of Moody’s, the policy obligations of an insurance company with an insurance claims-paying ability rating of Aaa carry the smallest degree of credit risk and, while the financial strength of these companies is likely to change, such changes as can be visualized are most unlikely to impair the company’s fundamentally strong position. An S&P insurance claims-paying ability rating is an assessment of an operating insurance company’s financial capacity to meet obligations under an insurance policy in accordance with its terms. An insurer with an insurance claims-paying ability rating of AAA has the highest rating assigned by S&P. The capacity of an insurer so rated to honor insurance contracts is adjudged by S&P to be extremely strong and highly likely to remain so over a long period of time.

An insurance claims-paying ability rating by Moody’s or S&P does not constitute an opinion on any specific insurance contract in that such an opinion can only be rendered upon the review of the specific insurance contract. Furthermore, an insurance claims-paying ability rating does not take into account deductibles, surrender or cancellation penalties or the timeliness of payment; nor does it address the ability of a company to meet non-policy obligations (i.e., debt contracts).

The assignment of ratings by Moody’s or S&P to debt issues that are fully or partially supported by insurance policies, contracts or guarantees is a separate process from the determination of insurance claims-paying ability ratings. The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a likely element in the rating determination for such debt issues.

Participation Interests

A participation interest in a municipal security gives the purchaser an undivided interest in the municipal obligation in the proportion that a Portfolio's participation interest bears to the total principal amount of the municipal obligation. These instruments may have fixed, floating or variable rates of interest. If the participation interest is unrated, or has been given a rating below one that is otherwise permissible for purchase by a Portfolio, the participation interest will be backed by an irrevocable letter of credit or guarantee of a bank that the Board of Directors has determined meets certain quality standards, or the payment obligation otherwise will be collateralized by government securities. Each Portfolio will have the right, with respect to certain participation interests, to demand payment, on a specified number of days’ notice, for all or any part of the Portfolio’s participation interest in the municipal obligation, plus accrued interest. Each Portfolio intends to exercise its right to demand payment only upon a default under the terms of the municipal obligation, or to maintain or improve the quality of its investment portfolio.

Municipal Custody Receipts

The Portfolios also may acquire custodial receipts or certificates underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments, or both, on certain municipal securities. The underwriter of these certificates or receipts typically purchases municipal securities and deposits the securities in an irrevocable trust or custody account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payment on the securities. Custody receipts evidencing specific coupon or principal payments have the same general attributes as zero coupon municipal securities described above. Although under the terms of a custody receipt a Portfolio would be typically authorized to assert its rights directly against the issuer of the underlying obligation, the Portfolio could be required to assert through the custodian bank those rights as may exist against the underlying issuers. Thus, in the event the underlying issuer fails to pay principal and/or interest when due, a Portfolio may be subject to delays, expenses and risks that are greater than those that would have been involved if the Portfolio had purchased a direct obligation of the issuer. In addition, in the event that the trust or custody account in which the underlying security has been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying security would be reduced in recognition of any taxes paid.

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DIRECTORS AND OFFICERS

Directors

Organization of the Board

The Board of Directors of the Fund (the “Board”) is responsible for establishing the Fund’s policies and for overseeing the management of the Fund. The Board elects the officers of the Fund, who, along with third party service providers, are responsible for administering the day-to-day operations of the Fund. The Board of the Fund is comprised of two interested Directors and eight disinterested Directors. Gerard K. O’Reilly, an interested Director, is Chairman of the Board. The disinterested Directors of the Board designated Ingrid M. Werner as the lead disinterested Director. As the lead disinterested Director, Ms. Werner, among other duties: acts as a principal contact for management for communications to the disinterested Directors in between regular Board meetings; assists in the coordination and preparation of quarterly Board meeting agendas; raises and discusses issues with counsel to the disinterested Directors; raises issues and discusses ideas with management on behalf of the disinterested Directors in between regular meetings of the Board; and chairs executive sessions and separate meetings of the disinterested Directors (other than Committee meetings, which are chaired by the respective Committee Chairperson, if applicable). David G. Booth serves as Chairman Emeritus to the Board. The Board has designated David G. Booth, a former Chairman of the Fund, to serve as Chairman Emeritus to the Board in recognition of his years of service to both the Fund and Advisor. The Chairman Emeritus, which is a non-voting position, provides advice and counsel to the Directors in connection with the Directors’ management of the business and affairs of the Fund. The Board believes the existing Board structure for the Fund is appropriate because it provides the disinterested Directors with adequate influence over the governance of the Board and the Fund, while also providing the Board with the invaluable insight of the interested Directors, who, as both officers of the Fund and the Advisor, participate in the day-to-day management of the Fund’s affairs, including risk management.

The agenda for each quarterly meeting of the Board is provided prior to the meeting to the lead disinterested Director in order to provide an opportunity to contact Fund management and/or the disinterested Directors’ independent counsel regarding agenda items. In addition, the disinterested Directors regularly communicate with Mr. O’Reilly and Mr. Butler regarding items of interest to them in between regularly scheduled meetings of the Board. The Board of the Fund meets in person at least four times each year and by telephone at other times. At each in-person meeting, the disinterested Directors meet in executive session with their independent counsel to discuss matters outside the presence of management.

The Board has four standing committees. The Audit Committee, Nominating and Governance Committee (the “Nominating Committee”), and Mutual Funds-ETF Relations Committee are composed entirely of disinterested Directors. As described below, through these Committees, the disinterested Directors have direct oversight of the Fund’s accounting and financial reporting policies, the selection and nomination of candidates to the Fund’s Board, and the operation and expense allocations of the portfolios of the Fund. The Investment Strategy Committee (the “Strategy Committee”) assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and the performance of its series.

The Board’s Audit Committee is comprised of Reena Aggarwal, Francis A. Longstaff, Abbie J. Smith, and Ingrid M. Werner. The Audit Committee for the Board oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of the Fund’s independent registered public accounting firm and also acts as a liaison between the Fund’s independent registered public accounting firm and the full Board. There were three Audit Committee meetings held for the Fund during the fiscal year ended October 31, 2025.

The Board’s Nominating Committee is comprised of Ingrid M. Werner, Reena Aggarwal, Douglas W. Diamond, Francis A. Longstaff, and Heather E. Tookes. The Nominating Committee for the Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Directors and to the full Board. The Nominating Committee works closely with the other disinterested Directors to evaluate a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee also periodically reviews the Board governance

16

practices, policies, procedures, and operations; reviews the membership of each committee of the Board; reviews and makes recommendations regarding the disinterested Directors’ compensation; oversees the annual self-assessment of the Board and each committee; considers and recommends to the Board, the selection of “independent legal counsel” (as that term is defined in the 1940 Act); and monitors and considers corporate governance issues that may arise from time to time. There were two Nominating Committee meetings held for the Fund during the fiscal year ended October 31, 2025.

The Strategy Committee is comprised of Gerard K. O’Reilly, Douglas W. Diamond, Darrell Duffie, Stefan Nagel, and Heather E. Tookes. At the request of the Board or the Advisor, the Strategy Committee (i) reviews the design of possible new series of the Fund, (ii) reviews performance of existing portfolios of the Fund, and discusses and recommends possible enhancements to the portfolios’ investment strategies, (iii) reviews proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) considers issues relating to investment services for each portfolio of the Fund. There were three Strategy Committee meetings held for the Fund during the fiscal year ended October 31, 2025.

The Mutual Funds-ETF Relations Committee is comprised of Reena Aggarwal, Darrell Duffie, Stefan Nagel, and Ingrid M. Werner. At the request of the Board, the Mutual Funds-ETF Relations Committee (i) reviews any newly-proposed expenses to be borne by the portfolios or changes to the existing expense allocations among the ETFs in the Dimensional ETF Trust (“Dimensional ETFs”), portfolios in the DFA mutual fund complex (“Fund Complex”), and the Advisor, (ii) considers any conflicts of interest that may arise in the operations of the Dimensional ETFs and the portfolios in the Fund Complex, (iii) reviews and considers relevant information relating to the operations of the Dimensional ETFs, and (iv) considers asset flows and performance differences between the similarly managed mutual funds and the ETFs in the DFA Fund Complex (defined below). There were three Mutual Funds-ETF Relations Committee meetings held for the Fund during the fiscal year ended October 31, 2025.

The Board of the Fund, including all of the disinterested Directors, oversees and approves the contracts of the third-party service providers that provide advisory, administrative, custodial and other services to the Fund.

Board Oversight of Risk Management

The Board, as a whole, considers risk management issues as part of its general oversight responsibilities throughout the year at regular board meetings, through regular reports that have been developed by Fund management and the Advisor. These reports address certain investment, valuation, liquidity, derivatives and compliance matters. The Board also may receive special written reports or presentations on a variety of risk issues, either upon the Board’s request or upon the initiative of the Advisor. In addition, the Audit Committee of the Board meets regularly with management of the Advisor to review reports on the Advisor’s examinations of functions and processes that affect the Fund.

With respect to investment risk, the Board receives regular written reports describing and analyzing the investment performance of the Fund’s portfolios. The Board discusses these reports and the portfolios’ performance and investment risks with management of the Advisor at the Board’s regular meetings. The Investment Committee of the Advisor meets regularly to discuss a variety of issues, including the impact that the investment in particular securities or instruments, such as derivatives, may have on the portfolios. To the extent that the Investment Committee of the Advisor decides to materially change an investment strategy or policy of a portfolio and such change could have a significant impact on the portfolio’s risk profile, the Advisor will present such change to the Board for its approval.

With respect to valuation, the Advisor and the Fund’s administrative and accounting agent provide regular written reports to the Board that enable the Board to review the Advisor’s fair valuation process. Such reports also include information concerning illiquid and any worthless securities held by each portfolio. In addition, the Fund’s Audit Committee reviews valuation procedures and pricing results with the Fund’s independent registered public accounting firm in connection with such Committee’s review of the results of the audit of each portfolio’s year-end financial statements.

With respect to liquidity risk, the Board oversees the Fund’s liquidity risk through, among other things, receiving periodic reporting and presentations by investment and other personnel of the Advisor. Additionally, as

17

required by the Liquidity Rule, the Board, including a majority of the disinterested Directors, approved the Fund’s Liquidity Program, which is reasonably designed to assess and manage the Fund’s liquidity risk, and appointed the Liquidity Program Administrator that is responsible for administering the Liquidity Program. The Board also reviews, no less frequently than annually, a written report prepared by the Liquidity Program Administrator that addresses, among other items, the operation of the Liquidity Program and assesses its adequacy and effectiveness of implementation.

With respect to derivatives risk, the Board approved the designation of the Derivatives Risk Manager (“DRM”), which is responsible for administering the derivatives risk management program (“DRMP”) for the portfolios that are required to adopt and implement a DRMP. The Board regularly receives written reports from the DRM regarding the implementation of the DRMP, including on a quarterly and annual basis, and meets with the DRM on a periodic basis.

With respect to compliance risks, the Board receives regular compliance reports prepared by the Advisor’s compliance group and meets regularly with the Fund’s Chief Compliance Officer (“Chief Compliance Officer”) to discuss compliance issues, including compliance risks. As required under SEC rules, the disinterested Directors meet in executive session with the Chief Compliance Officer, and the Chief Compliance Officer prepares and presents an annual written compliance report to the Board. The Fund’s Board adopts compliance policies and procedures for the Fund and receives information about the compliance procedures in place for the Fund’s service providers. The compliance policies and procedures are specifically designed to detect and prevent violations of the federal securities laws.

The Advisor periodically provides information to the Board relevant to enterprise risk management describing the way in which certain risks are managed at the complex-wide level by the Advisor. Such presentations include areas such as counter-party risk, material fund vendor or service provider risk, investment risk, reputational risk, personnel risk and business continuity risk.

Director Qualifications

When a vacancy occurs on the Board, the Nominating Committee of the Board evaluates a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. While the Nominating Committee believes that there are no specific minimum qualifications for a candidate to possess or any specific educational background, qualities, skills, or prior business and professional experience that are necessary, in considering a candidate’s qualifications, the Nominating Committee may consider the following factors, among others, which may change over time or have different weight: (1) whether or not the person is willing to serve and willing and able to commit the time necessary for the performance of the duties of a Board member; (2) the candidate’s judgment, skill, diversity, and experience with investment companies and other organizations of comparable purpose, complexity and size; (3) the business activities of the Fund, including any new marketing or investment initiatives, and whether the candidate possesses relevant experience in these areas; (4) whether the person’s business background or other business activities would be incompatible with the Fund’s and the Advisor’s business purposes; (5) the interplay of the candidate’s experience with the experience of other Board members and how the candidate and his or her academic or business experience will be perceived by the Fund’s shareholders; and (6) the extent to which the candidate would be a desirable addition to the Board and any committees thereof.

While the Nominating Committee is solely responsible for the selection and recommendation to the Board of disinterested Board candidates, the Committee will consider nominees recommended by Qualifying Fund Shareholders if a vacancy occurs among Board members. A Qualifying Fund Shareholder is a shareholder, or group of shareholders, that: (i) owns of record, or beneficially through a financial intermediary, 5% or more of the Fund’s outstanding shares, and (ii) has owned such shares for 12 months or more prior to submitting the recommendation to the Nominating Committee. Such recommendations shall be directed to the Secretary of the Fund at 6300 Bee Cave Road, Building One, Austin, Texas 78746. The Qualifying Fund Shareholder’s letter should include: (i) the name and address of the Qualifying Fund Shareholder making the recommendation; (ii) the number of shares of each Portfolio of the Fund that are owned of record and beneficially by such Qualifying Fund Shareholder, and the length of time that such shares have been so owned by the Qualifying Fund Shareholder; (iii) a description of all arrangements and understandings between such Qualifying Fund Shareholder and any other person or persons

18

(naming such person or persons) pursuant to which the recommendation is being made; (iv) the name and address of the nominee; and (v) the nominee’s resume or curriculum vitae. The Qualifying Fund Shareholder’s letter must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders. The Nominating Committee also may seek such additional information about the nominee as the Nominating Committee considers appropriate, including information relating to such nominee that is required to be disclosed in solicitations or proxies for the election of Board members.

The Nominating Committee of the Board believes that it is in the best interests of the Fund and its shareholders to obtain highly-qualified individuals to serve as members of the Board. The Fund’s Board believes that each Director currently serving on the Board has the experience, qualifications, attributes and skills to allow the Board to effectively oversee the management of the Fund and protect the interests of shareholders. The Board noted that each Director had professional experience in areas of importance for investment companies. The Board considered that each disinterested Director held an academic position in the areas of finance or accounting. Reena Aggarwal, Douglas W. Diamond, Darrell Duffie, Francis A. Longstaff, Heather E. Tookes, Stefan Nagel, and Ingrid M. Werner are each Professors of Finance, while Abbie J. Smith is a Professor of Accounting. The Board also noted that Reena Aggarwal, Darrell Duffie, Abbie J. Smith, Heather E. Tookes, and Ingrid M. Werner each had experience serving as a director on the boards of operating companies and/or other investment companies. In addition, the Board considered that Gerard K. O’Reilly and David P. Butler contributed valuable experience due to their positions with the Advisor. Certain biographical information for each disinterested Director and each interested Director of the Fund is set forth in the tables below, including a description of each Director’s experience as a Director of the Fund and as a director or trustee of other funds, as well as other recent professional experience.

Disinterested Directors

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During At Least the Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships Held During At Least the Past 5 Years
Reena Aggarwal c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1957	Director	Since 2021

Robert E. McDonough Professor of Finance (since 2003) and Professor of Finance (since 2000), McDonough School of Business, Georgetown University and Director, Georgetown Center for Financial Markets and Policy (since 2010). Formerly, Vice Provost of Faculty, Georgetown University (2016-2020).

168 portfolios in 6 investment companies

Director, Cohen & Steers (asset management firm) (since 2016) and Director, Nuveen Churchill Direct Lending (business development company) (since 2019). Formerly, Director, New York Life Investment Management IndexIQ (2008-2021) (22 funds).

Douglas W. Diamond c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1953	Director	Since 2017	Merton H. Miller Distinguished Service Professor of Finance, University of Chicago Booth School of Business (since 1979).	168 portfolios in 6 investment companies	None

19

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During At Least the Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships Held During At Least the Past 5 Years
Darrell Duffie c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1954	Director	Since 2019	Adams Distinguished Professor of Management and Professor of Finance, Stanford University (since 1984). Formerly, Consultant, Keystone Strategy, LLC (litigation consulting firm) (2025).	168 portfolios in 6 investment companies	Formerly, Director, TNB Inc. (bank) (2020-2025).
Francis A. Longstaff c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1956	Director	Since 2021

Allstate Professor of Insurance and Finance and Distinguished Professor, UCLA, Anderson School of Management (since 1992); Consultant, NERA Economic Consulting (since 2018); Consultant, Charles River Associates (economic consulting firm) (since 2013); Consultant, Simplex Holdings, Inc. (technology firm) (since 1998); and Expert Witness, Analysis Group (economic consulting firm) (since 2012).

				168 portfolios in 6 investment companies	None
Stefan Nagel University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1973	Director	Since 2024

Fama Family Distinguished Service Professor of Finance, University of Chicago Booth School of Business (since 2017); President (since 2025), and formerly, President-Elect (2024-2025) and Vice President (2022-2024), Western Finance Association (global association of academic researchers and practitioners in finance) (since 2022). Formerly, Executive Editor, Journal of Finance (2016-2022); and formerly, Consultant, The Northern Trust Company (2023-2025).

				168 portfolios in 6 investment companies	Formerly, Director, Center for Research in Security Prices, LLC (provider of historical data on securities prices and investable indexes) (2024-2025).
Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Director	Since 2000	Boris and Irene Stern Distinguished Service Professor of Accounting, University of Chicago Booth School of Business (since 1980).	168 portfolios in 6 investment companies

Director, Audit Committee member and formerly, Audit Committee Chair, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003); and Trustee (since 2009) and Audit Committee member (since 2022), UBS Funds (2 investment companies within the fund complex) (9 portfolios). Formerly, Director (2000-2025) and Audit Committee Chair (2019-2022), HNI Corporation (office furniture).

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Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During At Least the Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships Held During At Least the Past 5 Years
Heather E. Tookes Yale School of Management 165 Whitney Avenue New Haven, CT 06511 1974	Director	Since 2021	Deputy Dean for Faculty (since 2022) and Professor of Finance (since 2004), Yale School of Management.	168 portfolios in 6 investment companies

Director, Ariel Investments LLC (investment adviser) (since 2017); Director, Charles River Associates (economic consulting firm) (since 2022); and Director, Community Foundation of Greater New Haven (community foundation and grant-making) (since 2022). Formerly, Director, Payoneer Inc. (digital payments) (2021-2023).

Ingrid M. Werner c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1961	Director	Since 2019

Martin and Andrew Murrer Professor of Finance, Fisher College of Business, The Ohio State University (since 1998); Adjunct Member, the Prize Committee for the Swedish Riksbank Prize in Economic Sciences in Memory of Alfred Nobel (annual award for significant scientific research contribution) (since 2018); Chairman, Scientific Advisory Board, Swedish House of Finance (institute supporting academic research in finance) (since 2014); Member, Scientific Board, Danish Finance Institute (institute supporting academic research in finance) (since 2017); and Fellow, Center for Analytical Finance (academic research) (since 2015). Formerly, Member, Academic Board, Mistra Financial Systems (organization funding academic research on environment, governance and climate/sustainability in finance) (2016-2021); formerly, Director, American Finance Association (global association of academic researchers and practitioners in finance) (2019-2022); formerly, Associate Editor, Journal of Finance (2016-2022); formerly, Member, Scientific Board, Leibniz Institute for Financial Research (institute supporting academic research in finance) (2020-2023); and formerly, Chair, Economic Advisory Committee, FINRA (2017-2024).

				168 portfolios in 6 investment companies	Director, Fourth Swedish AP Fund (pension fund asset management) (since 2017).

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Interested Directors

The following interested Directors are described as such because each is deemed to be an “interested person,” as that term is defined under the 1940 Act, due to his position with the Advisor.

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During At Least the Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships Held During At Least the Past 5 Years
David P. Butler c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One, Austin, TX 78746 1964	Director Co-Chief Executive Officer	Director since 2021 Co-Chief Executive Officer since 2017

Co-Chief Executive Officer of Dimensional Emerging Markets Value Fund (“DEM”), DFAIDG, Dimensional Investment Group Inc. (“DIG”), The DFA Investment Trust Company (“DFAITC”), Dimensional Holdings Inc., Dimensional Fund Advisors LP, Dimensional Investment LLC, and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and DFAITC, the “DFA Entities”) (since 2017), DFA Canada LLC (since 2018), Dimensional Holdings LLC (since 2017), Dimensional ETF Trust (since 2020), and Dimensional Funds Trust (since 2025); Chief Executive Officer of Dimensional Fund Advisors Canada ULC (since 2018); Director (since 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors Canada ULC, Dimensional Japan Ltd., Dimensional Advisors Ltd., and DFA Australia Limited; Director and Co-Chief Executive Officer (since 2017) of Dimensional Cayman Commodity Fund I Ltd.; Head of Global Financial Advisor Services for Dimensional Investment LLC (since 2017); Formerly, Director (2017-2021) of Dimensional Fund Advisors Ltd.

				168 portfolios in 6 investment companies	None

22

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During At Least the Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships Held During At Least the Past 5 Years
Gerard K. O’Reilly c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One, Austin, TX 78746 1976	Chairman and Director Co-Chief Executive Officer and Co-Chief Investment Officer	Chairman and Director since 2021 Co-Chief Executive Officer since 2017 Co-Chief Investment Officer since February 2024

Co-Chief Executive Officer (since 2017), Co-Chief Investment Officer (since February 2024), and Chief Investment Officer (2017 – February 2024) of the DFA Entities; Co-Chief Executive Officer (since 2020), Co-Chief Investment Officer (since February 2024), and Chief Investment Officer (2020 – February 2024) of Dimensional ETF Trust; Co-Chief Executive Officer and Co-Chief Investment Officer of Dimensional Funds Trust (since 2025); Co-Chief Executive Officer of DFA Canada LLC (since 2018); Co-Chief Investment Officer (since February 2024), and Chief Investment Officer (2017 – February 2024) of Dimensional Fund Advisors Canada ULC; Director (since 2017), Co-Chief Investment Officer (since February 2024), Chief Investment Officer (2017 – February 2024) and Vice President (since 2014) of DFA Australia Limited; Co-Chief Investment Officer (since February 2024), Chief Investment Officer (2018 – February 2024) and Vice President (since 2016) of Dimensional Japan Ltd.; Co-Chief Executive Officer (since 2017), Co-Chief Investment Officer (since February 2024), and Chief Investment Officer (2017 – February 2024) of Dimensional Holdings, LLC; Director and Co-Chief Executive Officer (since 2017), Co-Chief Investment Officer (since February 2024) and Chief Investment Officer (2017 – February 2024) of Dimensional Cayman Commodity Fund I Ltd.; Director of Dimensional Funds plc (since 2014), Dimensional Fund II plc (since 2014), Dimensional Holdings Inc. (since 2017), Dimensional Advisors Ltd. (since 2017), Dimensional Ireland Limited (since 2018), and Dimensional Funds ICAV (since 2025). Formerly, Director of Dimensional Fund Advisors Ltd. (2018-2021).

				168 portfolios in 6 investment companies	None

1  Each Director holds office for an indefinite term until his or her successor is elected and qualified. The Independent Directors have, however, adopted a retirement policy that permits each Independent Director to serve until December 31st of the year in which the Independent Director turns 75. The Board may determine to extend the term of an Independent Director on a case-by-case basis, as appropriate.

2  Each Director is a director or trustee of each of the six registered investment companies within the DFA Fund Complex, which include: the Fund; DIG; DFAITC; DEM; Dimensional ETF Trust; and Dimensional Funds Trust. Each disinterested Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.

Information relating to each Director’s ownership (including the ownership of his or her immediate family) in each Portfolio of the Fund in this SAI and in all registered investment companies in the DFA Fund Complex as of December 31, 2025 is set forth in the chart below.

23

Name	Dollar Range of Portfolio Shares Owned	Aggregate Dollar Range of Shares Owned in All Funds Overseen by Director in Family of Investment Companies
Disinterested Directors:
Reena Aggarwal	None	None Directly; Over $100,000 in Simulated Funds*
Douglas W. Diamond	None	None Directly; Over $100,000 in Simulated Funds*
Darrell Duffie	None	$10,001-$50,000
Francis A. Longstaff	None	None
Stefan Nagel	None	Over $100,000; $50,001 - $100,000 in Simulated Funds*
Abbie J. Smith	None	None Directly; Over $100,000 in Simulated Funds*
Heather E. Tookes	None	None Directly; Over $100,000 in Simulated Funds*
Ingrid M. Werner	None	Over $100,000; Over $100,000 in Simulated Funds*
Interested Directors:
David P. Butler	DFA Short-Term Municipal Bond Portfolio– Over $100,000	Over $100,000
Gerard K. O’Reilly	DFA Short-Term Municipal Bond Portfolio– Over $100,000	Over $100,000

* As discussed below, the compensation to certain of the disinterested Directors may be in amounts that correspond to a hypothetical investment in a cross-section of the DFA Funds. Thus, the disinterested Directors who are so compensated experience the same investment returns that are experienced by shareholders of the DFA Funds although the disinterested Directors do not directly own shares of the DFA Funds.

Set forth below is a table listing, for each Director entitled to receive compensation, the compensation received from the Fund during the fiscal year ended October 31, 2025 and the total compensation received from all registered investment companies for which the Advisor served as investment advisor during that same fiscal year. The table also provides the compensation paid by the Fund to the Fund’s Chief Compliance Officer for the fiscal year ended October 31, 2025.

24

Name and Position	Aggregate Compensation from DFAIDG	Pension or Retirement Benefits as Part of Expense	Estimated Annual Benefits upon Retirement	Deferred Amount[1]	Total Compensation from the DFA Fund Complex paid to the Directors[1,2]

Reena Aggarwal	$238,421	N/A	N/A	$212,500	$425,000
Director
Douglas W. Diamond	$255,457	N/A	N/A	N/A	$455,000
Director
Darrell Duffie	$238,421	N/A	N/A	N/A	$425,000
Director
Francis A. Longstaff	$238,421	N/A	N/A	N/A	$425,000
Director
Stefan Nagel	$238,421	N/A	N/A	$79,000	$425,000
Director
Abbie J. Smith	$255,457	N/A	N/A	N/A	$455,000
Director
Heather E. Tookes	$238,421	N/A	N/A	$252,000	$425,000
Director
Ingrid M Werner	$329,277	N/A	N/A	$85,000	$585,000
Lead Disinterested Director
Randy C. Olson	$239,361	N/A	N/A	N/A	N/A
Chief Compliance Officer

[1]

Under a deferred compensation plan (the “Plan”) adopted effective January 1, 2002, the disinterested Directors may defer receipt of all or a portion of the compensation for serving as members of the six Boards of Directors/Trustees of the investment companies in the DFA Fund Complex (the “DFA Funds”). Amounts deferred under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of the DFA Funds (the “Reference Funds” or “Simulated Funds”). The amounts ultimately received by the disinterested Directors under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund’s assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any disinterested Director or to pay any particular level of compensation to the disinterested Director. A disinterested Director’s deferred compensation will be distributed at the earlier of: (a) January in the year after the disinterested Director’s resignation from the Boards of Directors/Trustees of the DFA Funds, or death or disability, or (b) five years following the first deferral, in such amounts as the disinterested Director has specified. The obligations of the DFA Funds to make payments under the Plan will be unsecured general obligations of the DFA Funds, payable out of the general assets and property of the DFA Funds.

[2]

The term DFA Fund Complex refers to the six registered investment companies for which the Advisor performs advisory and administrative services and for which the individuals listed above serve as directors/trustees on the Boards of Directors/Trustees of such companies.

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Officers

Below is the name, year of birth, information regarding positions with the Fund and the principal occupation for each officer of the Fund. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Melissa Barker 1988	Assistant Treasurer	Since 2023

Assistant Treasurer of

• the DFA Fund Complex (since 2023)

• Dimensional Funds Trust (since 2025)

Senior Tax Manager (since 2023) of

• Dimensional Fund Advisors LP

Investment Tax Manager (2020 – 2022) of

• Dimensional Fund Advisors LP

Assistant Vice President Tax Services (2013 – 2020) of

• SS&C ALPS Advisors

Ryan P. Buechner 1982	Vice President and Assistant Secretary	Since 2019

Vice President and Assistant Secretary of

• DFAIDG, DIG, DFAITC and DEM (since 2019)

• Dimensional ETF Trust (since 2020)

• Dimensional Funds Trust (since 2025)

Vice President (since 2018) of

• Dimensional Fund Advisors LP

Formerly, Vice President of

• DFA Securities LLC (2018-2024)

• Dimensional Holdings Inc. (2018-2025)

• Dimensional Investment LLC (2018-2025)

Stephen A. Clark 1972	Executive Vice President	Since 2017

Executive Vice President of

• DFAIDG, DIG, DEM and DFAITC (since 2017)

• DFA Securities LLC (since 2017)

• Dimensional Fund Advisors LP (since 2017)

• Dimensional ETF Trust (since 2020)

• Dimensional Exchange Fund GP LLC (since 2025)

• Dimensional US Equity Exchange Fund I LP (since 2025)

• Dimensional US Equity Exchange Fund I REIT LLC (since 2025)

• Dimensional Funds Trust (since 2025)

Director and Vice President (since 2016) of

• Dimensional Advisors Ltd.

• Dimensional Fund Advisors Pte. Ltd.

• Dimensional Hong Kong Limited

• Dimensional Japan Ltd.

Vice President of

• DFA Australia Limited (since 2008)

• Dimensional Fund Advisors Canada ULC (since 2024)

Chairman (since 2018) of

26

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

• Dimensional Fund Advisors Canada ULC

Director (since 2016) of

• DFA Australia Limited

• Dimensional Fund Advisors Canada ULC

Formerly, President (2016 – 2023) of

• Dimensional Fund Advisors Canada ULC

Formerly, Director (2016-2021) of

• Dimensional Fund Advisors Ltd.

Formerly, Interim Chief Executive Officer (2019 – 2020) of

• Dimensional Fund Advisors Pte. Ltd.

Formerly, Executive Vice President (2017 – 2025) of

• Dimensional Holdings Inc.

• Dimensional Investment LLC

Bernard J. Grzelak 1971	Vice President	Since 2021

Vice President of

• the DFA Fund Complex (since 2021)

• Dimensional Funds Trust (since 2025)

Chief Financial Officer, Director, Treasurer and Vice President (since 2025) of

• Dimensional Exchange Fund GP LLC

Vice President, Chief Financial Officer and Treasurer of

• DFA Australia Limited (since 2020)

• Dimensional Fund Advisors Canada ULC (since 2020)

• DFA Canada LLC (since 2020)

• DFA Securities LLC (since 2020)

• Dimensional Advisors Ltd. (since 2020)

• Dimensional Fund Advisors LP (since 2020)

• Dimensional Fund Advisors Ltd. (since 2020)

• Dimensional Fund Advisors Pte. Ltd. (since 2020)

• Dimensional Holdings Inc. (since 2020)

• Dimensional Hong Kong Limited (since 2020)

• Dimensional Investment LLC (since 2020)

• Dimensional US Equity Exchange Fund I LP (since 2025)

• Dimensional US Equity Exchange Fund I REIT LLC (since 2025)

Vice President (since 2021) of

• Dimensional Ireland Limited

Formerly, Chief Financial Officer, Vice President and Treasurer of

• Dimensional Holdings LLC (2020-2025)

27

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Eric Hall 1978	Vice President and Assistant Treasurer	Since 2021

Vice President and Assistant Treasurer of

• the DFA Fund Complex (since 2021)

• Dimensional Funds Trust (since 2025)

Vice President of

• Dimensional Fund Advisors Canada ULC (since 2022)

• Dimensional US Equity Exchange Fund I LP (since 2025)

• Dimensional US Equity Exchange Fund I REIT LLC (since 2025)

Formerly, Data Integrity Team Lead (2019 – 2021) of

• Clearwater Analytics

Jeff J. Jeon 1973	Vice President	Since 2004

Vice President of

• DFAIDG, DIG, DEM and DFAITC (since 2004)

• DFA Securities LLC (since 2004)

• Dimensional Fund Advisors LP (since 2004)

• Dimensional Holdings Inc. (since 2006)

• Dimensional Investment LLC (since 2009)

• Dimensional Cayman Commodity Fund I Ltd. (since 2010)

• Dimensional ETF Trust (since 2020)

• Dimensional Exchange Fund GP LLC (since 2025)

• Dimensional US Equity Exchange Fund I LP (since 2025)

• Dimensional US Equity Exchange Fund I REIT LLC (since 2025)

• Dimensional Funds Trust (since 2025)

28

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Carolyn S. Lee 1974	Vice President and Secretary	Vice President since 2010 and Secretary since 2017

Vice President of

• DFAIDG, DIG, DEM and DFAITC (since 2010)

• DFA Securities LLC (since 2010)

• Dimensional Cayman Commodity Fund I Ltd. (since 2010)

• Dimensional Holdings Inc. (since 2010)

• Dimensional Fund Advisors LP (since 2010)

• Dimensional Investment LLC (since 2010)

• Dimensional Fund Advisors Canada ULC (since 2016)

• Dimensional ETF Trust (since 2020)

Vice President and Secretary of

• Dimensional ETF Trust (since 2020)

• Dimensional Exchange Fund GP LLC (since 2025)

• Dimensional US Equity Exchange Fund LLP (since 2025)

• Dimensional US Equity Exchange Fund I REIT LLC (since 2025)

• Dimensional Funds Trust (since 2025)

Secretary (since 2017) of

• DFAIDG, DIG, DEM and DFAITC

Assistant Secretary (since 2016) of

• DFA Securities LLC

• Dimensional Holdings Inc.

• Dimensional Fund Advisors LP

• Dimensional Investment LLC

Director (since 2025) of

• Dimensional Funds ICAV

Joy Lopez 1971	Vice President and Assistant Treasurer	Vice President since 2015 and Assistant Treasurer since 2017

Vice President of

• DFAIDG, DIG, DFAITC and DEM (since 2015)

• Dimensional Fund Advisors LP (since 2015)

• Dimensional Fund Advisors Ltd. (since 2015)

• Dimensional ETF Trust (since 2020)

• DFA Australia Limited (since 2020)

• Dimensional Fund Advisors Canada ULC (since 2020)

• Dimensional Ireland Limited (since 2020)

• Dimensional Funds Trust (since 2025)

Assistant Treasurer of

• DFAIDG, DIG, DFAITC and DEM (since 2017)

• Dimensional ETF Trust (since 2020)

• Dimensional Funds Trust (since 2025)

Formerly, Vice President of

• DFA Securities LLC (2015-2024)

• Dimensional Holdings Inc. (2015-2025)

• Dimensional Investment LLC (2015-2025)

29

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Kenneth M. Manell 1972	Vice President	Since 2010

Vice President of

• DFAIDG, DIG, DFAITC and DEM (since 2010)

• Dimensional Fund Advisors LP (since 2010)

• Dimensional Cayman Commodity Fund I Ltd. (since 2010)

• Dimensional Holdings Inc. (since 2010)

• Dimensional Investment LLC (since 2010)

• Dimensional ETF Trust (since 2020)

• Dimensional US Equity Exchange Fund LLP (since 2025)

• Dimensional US Equity Exchange Fund I REIT LLC (since 2025)

• Dimensional Funds Trust (since 2025)

Formerly, Vice President (2010-2024) of

• DFA Securities LLC

Jan Miller 1963	Vice President, Chief Financial Officer, and Treasurer	Since 2021

Vice President, Chief Financial Officer, and Treasurer of

• the DFA Fund Complex (since 2021)

• Dimensional Funds Trust (since 2025)

Vice President and Treasurer (since 2025) of

• Dimensional US Equity Exchange Fund LLP

• Dimensional US Equity Exchange Fund I REIT LLC

Vice President of

• Dimensional Fund Advisors Canada ULC (since 2022)

• Dimensional Fund Advisors LP (since 2023)

• Dimensional Exchange Fund GP LLC (since 2025)

Formerly, Vice President

• DFA Securities LLC (2023-2024)

• Dimensional Holdings Inc. (2023-2025)

• Dimensional Investment LLC (2023-2025)

Formerly, Director (2019 – 2021) at

• INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Catherine L. Newell 1964	President and General Counsel	President since 2017 and General Counsel since 2001

President of

• DFAIDG, DIG, DEM and DFAITC (since 2017)

• Dimensional ETF Trust (since 2020)

• Dimensional Funds Trust (since 2025)

General Counsel of

• DFAIDG, DIG, DEM and DFAITC (since 2001)

• DFA Securities LLC (since 2006)

• Dimensional Fund Advisors LP (since 2006)

• Dimensional Holdings Inc. (since 2006)

• DFA Canada LLC (since 2009)

• Dimensional Investment LLC (since 2009)

• Dimensional ETF Trust (since 2020)

• Dimensional Exchange Fund GP LLC (since 2025)

30

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

• Dimensional US Equity Exchange Fund LLP (since 2025)

• Dimensional US Equity Exchange Fund I REIT LLC (since 2025)

• Dimensional Funds Trust (since 2025)

Executive Vice President of

• DFA Securities LLC (since 2017)

• Dimensional Fund Advisors LP (since 2017)

• Dimensional Holdings Inc. (since 2017)

• Dimensional Investment LLC (since 2017)

• Dimensional Exchange Fund GP LLC (since 2025)

• Dimensional US Equity Exchange Fund LLP (since 2025)

• Dimensional US Equity Exchange Fund I REIT LLC (since 2025)

Vice President of

• DFA Australia Limited (since 1997)

• Dimensional Fund Advisors Ltd. (since 1997)

• Dimensional Fund Advisors Canada ULC (since 2003)

• DFA Canada LLC (since 2009)

• Dimensional Cayman Commodity Fund I Ltd. (since 2010)

• Dimensional Fund Advisors Pte. Ltd. (since 2012)

• Dimensional Hong Kong Limited (since 2012)

• Dimensional Japan Ltd. (since 2012)

• Dimensional Advisors Ltd. (since 2014)

Secretary of

• DFA Australia Limited (since 2001)

• Dimensional Fund Advisors Ltd. (since 2001)

• Dimensional Fund Advisors Canada ULC (since 2003)

• DFA Securities LLC (since 2006)

• Dimensional Fund Advisors LP (since 2006)

• Dimensional Holdings Inc. (since 2006)

• DFA Canada LLC (since 2009)

• Dimensional Investment LLC (since 2009)

• Dimensional Cayman Commodity Fund I Ltd. (since 2010)

• Dimensional Fund Advisors Pte. Ltd. (since 2012)

• Dimensional Japan Ltd. (since 2012)

• Dimensional Advisors Ltd. (since 2014)

Assistant Secretary of

• Dimensional Hong Kong Limited (since 2012)

Director of

• Dimensional Funds plc (since 2002)

• Dimensional Funds II plc (since 2006)

• DFA Australia Limited (since 2007)

• Dimensional Advisors Ltd. (since 2012)

• Dimensional Fund Advisors Pte. Ltd. (since 2012)

31

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

• Dimensional Japan Ltd. (since 2012)

• Dimensional Hong Kong Limited (since 2012)

• Dimensional Ireland Limited (since 2018)

Formerly, Director (2002 – 2021) of

• Dimensional Fund Advisors Ltd.

Formerly, Secretary and General Counsel (2006 – 2025), and Executive Vice President (2006 – 2025) of

• Dimensional Holdings LLC

Selwyn J. Notelovitz 1961	Vice President	Since 2021

Vice President of

• the DFA Fund Complex (since 2021)

• Dimensional Funds Trust (since 2025)

Vice President (since 2012) and Chief Compliance Officer (since 2020) of

• DFA Securities LLC

• Dimensional Fund Advisors LP

Chief Compliance Officer (since 2020) of:

• DFA Australia Limited

• Dimensional Fund Advisors Ltd.

Formerly, Director (2019-2021) of:

• Dimensional Ireland Limited

Formerly, Chief Compliance Officer of

• Dimensional Fund Advisors Canada ULC (2020-2025)

• Dimensional Holdings Inc. (2020-2025)

• Dimensional Investment LLC (2020-2025)

Formerly, Vice President (2012-2025) of

• Dimensional Holdings Inc.

• Dimensional Investment LLC

Randy C. Olson 1980	Chief Compliance Officer	Since 2020

Chief Compliance Officer of

• the DFA Fund Complex (since 2020)

• Dimensional Fund Advisors Canada ULC (since 2025)

• Dimensional Funds Trust (since 2025)

Vice President (since 2016) of

• DFA Securities LLC (since 2016)

• Dimensional Fund Advisors LP (since 2016)

• Dimensional Fund Advisors Canada ULC (since 2023)

Formerly, Vice President (2016-2025) of

• Dimensional Holdings Inc.

• Dimensional Investment LLC

32

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Savina B. Rizova 1981	Co-Chief Investment Officer	Since 2024

Co-Chief Investment Officer of

• DFA Fund Complex (since 2024)

• DFA Australia Limited (since 2024)

• DFA Securities LLC (since 2024)

• Dimensional Cayman Commodity Fund I Ltd. (since 2024)

• Dimensional Fund Advisors Canada ULC (since 2024)

• Dimensional Fund Advisors LP (since 2024)

• Dimensional Japan Ltd. (since 2024)

• Dimensional Funds Trust (since 2025)

Global Head of Research (since 2020) of

• Dimensional Fund Advisors LP

Vice President (since 2012) of

• Dimensional Fund Advisors LP

• DFA Securities LLC

Formerly, Co-Chief Investment Officer (2024-2025) of

• Dimensional Holdings Inc.

• Dimensional Holdings LLC

• Dimensional Investment LLC

Formerly, Vice President (2012-2025) of

• Dimensional Holdings Inc.

• Dimensional Investment LLC

James J. Taylor 1983	Vice President and Assistant Treasurer	Since 2020

Vice President and Assistant Treasurer of

• the DFA Fund Complex (since 2020)

• Dimensional Funds Trust (since 2025)

Vice President of

• Dimensional Fund Advisors LP (since 2016)

• Dimensional Fund Advisors Canada ULC (since 2020)

• Dimensional US Equity Exchange Fund LLP (since 2025)

• Dimensional US Equity Exchange Fund I REIT LLC (since 2025)

Formerly, Vice President (2016-2024) of

• DFA Securities LLC (2016-2024)

• Dimensional Holdings Inc. (2016-2025)

• Dimensional Investment LLC (2016-2025)

1 Each officer holds office for an indefinite term at the pleasure of the Board and until his or her successor is elected and qualified.

As of January 31, 2026, the Directors and officers as a group owned less than 1% of the outstanding stock of each Portfolio described in this SAI, except that the Directors and officers, as a group, owned approximately 1.44% of the DFA Short-Term Municipal Bond Portfolio.

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SERVICES TO THE PORTFOLIOS

Administrative Services

State Street Bank and Trust Company (“State Street”), One Congress Street, Suite 1, Boston, MA 02114-2016, serves as the accounting and administration services agent for the Portfolios. The services provided by State Street are subject to supervision by the executive officers and the Board of Directors of the Fund, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports, and liaison with its custodians. For the administrative and accounting services provided by State Street, the Portfolios pay State Street an annual fee that is calculated daily and paid monthly according to a fee schedule based on the applicable aggregate average net assets of the DFA mutual fund complex (“Fund Complex”), which includes four registered investment companies. The fee schedule is set forth in the table below:

Net Asset Value of the Fund Complex (Excluding Fund of Funds)	Annual Basis Point Rate
$0 - $100 Billion	0.324
Over $100 Billion - $200 Billion	0.242
Over $200 Billion - $300 Billion	0.173
Over $300 Billion	0.131

The fees charged to a Portfolio under the fee schedule are allocated to each such Portfolio based on the Portfolio's pro-rata portion of the applicable aggregate average net assets of the Fund Complex.

Transfer Agent

State Street Bank and Trust Company, One Congress Street, Suite 1, Boston MA 02114-2016, serves as the transfer agent for the ETF Class shares of the Portfolios.

Custodian

State Street Bank and Trust Company, One Congress Street, Suite 1, Boston, MA 02114-2016, serves as the custodian for the Portfolios. The custodian maintains a separate account or accounts for a Portfolio; receives, holds, and releases portfolio securities on account of the Portfolio; makes receipts and disbursements of money on behalf of the Portfolio; and collects and receives income and other payments and distributions on account of the Portfolio’s portfolio securities.

Distributor

DFA Securities LLC (“DFAS” or the “Distributor”), a wholly owned subsidiary of the Advisor, acts as the principal underwriter in the continuous public offering of the Fund’s ETF Class shares. DFAS is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority. The principal business address of DFAS is 6300 Bee Cave Road, Austin, Texas 78746.

ETF Class shares are continuously offered for sale by the Fund through the Distributor or its agent only in Creation Units, as described in the Prospectus and below in the “Creation and Redemption of Creation Units” section of this SAI. ETF Class shares of the Portfolios in amounts less than Creation Units are generally not distributed by the Distributor or its agent. The Distributor or its agent will arrange for the delivery of the prospectus and, upon request, this SAI to persons purchasing Creation Units and will maintain records of both orders placed with it or its agents and confirmations of acceptance furnished by it or its agents.

The Distributor may enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of the Portfolios’ ETF Class shares. Such Soliciting Dealers may also be Authorized Participants, Depository Trust Company (“DTC”) participants and/or investor services organizations.

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The Distributor may be entitled to payments from the Fund under the Rule 12b-1 plan. Except as noted, the Distributor received no other compensation from the Fund for acting as underwriter. In accordance with the Rule 12b-1 plan, each Portfolio’s ETF Class shares are authorized to pay Rule 12b-1 fees to the Distributor of up to 0.25% of the average daily net assets per year of the Portfolio’s ETF Class shares for any activities primarily intended to result in the sale of Creation Units of the Portfolio’s ETF Class shares or the provision of investor services, including but not limited to: (i) marketing and promotional services, including advertising; (ii) facilitating communications with beneficial owners of ETF Class shares of the Portfolios; (iii) wholesaling services; and (iv) such other services and obligations as may be set forth in the Distribution Agreement with the Distributor. The 12b-1 Plan is a compensation plan. Thus, to the extent that the fee is authorized, it is payable regardless of the distribution-related expenses actually incurred and so the amount of distribution fees paid by the shares during any year may be more than actual expenses incurred pursuant to the 12b-1 Plan. With respect to the ETF Class shares, a Portfolio will not pay more than the maximum amount allowed under the 12b-1 Plan.

The Rule 12b-1 plan is intended to permit the financing of a broad array of distribution-related activities and services, as well as shareholder services, for the benefit of investors. These activities and services are intended to make the ETF Class shares an attractive investment alternative, which may lead to increased assets, investment opportunities and diversification. No fees are currently paid by any Portfolio’s ETF Class shares under the Rule 12b-1 plan and there are no current plans to impose such fees. In the event such fees were to be charged, over time they would increase the cost of an investment in a Portfolio. If fees were charged under the Plan, the Directors would receive and review at the end of each quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made.

The Rule 12b-1 plan will remain in effect for a period of one year and is renewable from year to year with respect to a Portfolio’s ETF Class shares, so long as its continuance is approved at least annually in accordance with the requirements of the 1940 Act. The Rule 12b-1 plan may not be amended to increase materially the amount of fees paid by any Portfolio unless such amendment is approved by a 1940 Act majority vote of the outstanding ETF Class shares and by a vote of the majority of those Disinterested Directors who have no direct or indirect financial interest in the Rule 12b-1 plan or in any agreements related thereto (“Rule 12b-1 Directors”). The Rule 12b-1 plan is terminable with respect to a Portfolio’s ETF Class shares at any time by a vote of a majority of the Rule 12b-1 Directors or by a 1940 Act majority vote of the outstanding ETF Class shares.

Legal Counsel

Stradley Ronon Stevens & Young, LLP serves as legal counsel to the Fund. Its address is 2600 One Commerce Square, Philadelphia, PA 19103-7098.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP (“PwC”) is the independent registered public accounting firm for the Fund and audits the annual financial statements of each Portfolio. PwC’s address is Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042.

Investment Management

Dimensional Fund Advisors LP, located at 6300 Bee Cave Road, Building One, Austin, TX 78746, serves as investment advisor to the Portfolios. Pursuant to an Investment Management Agreement with each Portfolio, the Advisor is responsible for the management of each Portfolio's assets.

Payments by the Advisor to Certain Third Parties Not Affiliated with the Advisor

The Advisor and its advisory affiliates have entered into arrangements with certain unaffiliated third parties pursuant to which the Advisor or its advisory affiliates make payments from their own assets or provide services to such unaffiliated third parties as further described below. Certain of the unaffiliated third parties who have entered into such arrangements with the Advisor or its advisory affiliates are affiliated with independent financial advisors (“FAs”) whose clients may invest in the Portfolios or other investment companies advised by the Advisor (“DFA

35

Advised Funds”). Generally, the Advisor does not consider the existence of such arrangements with an affiliate, by itself, to be determinative in assessing whether an FA is independent.

Training and Education Related Benefits Provided by the Advisor

From time to time, the Advisor or its affiliates provide certain non-advisory services (such as data collection and analysis or other consulting services) to financial intermediaries (“Intermediaries”) that may be involved in the distribution of DFA Advised Funds and may recommend the purchase of such DFA Advised Funds for their clients. Intermediaries may include, without limitation, FAs, broker-dealers, institutional investment consultants, and plan service providers (such as recordkeepers). The Advisor or its affiliates also may provide services to Intermediaries, including: (i) personnel and outside consultants for purposes of continuing education, internal strategic planning and, for FAs, practice management; (ii) analysis, including historical market analysis and risk/return analysis; (iii) continuing education to investment advisers (some of whom may be dual registered investment advisers/broker-dealers); and (iv) other services.

The Advisor regularly provides educational speakers and facilities for conferences or events for Intermediaries, customers or clients of the Intermediaries, or such customers’ or clients’ service providers, and also may sponsor such events. For its sponsored events, the Advisor typically pays any associated food, beverage, and facilities-related expenses and speakers’ fees. The Advisor has consulting arrangements with certain speakers, who may be affiliated with a client of the Advisor. The Advisor or its affiliates sometimes pay a fee to attend, speak at or assist in sponsoring conferences or events organized by others, and on occasion, pay travel accommodations of certain participants attending such conferences or events. The Advisor’s sponsorship of conferences or events organized by others from time to time includes direct payments to vendors on behalf of, and/or reimbursement of expenses incurred by, the organizers of such events. Also, from time to time, the Advisor makes direct payments to vendors on behalf of, and/or reimbursement of expenses incurred by, Intermediaries in connection with the Intermediaries hosting educational, training, customer appreciation, or other events for such Intermediaries and/or their customers. Personnel of the Advisor may or may not be present at any of the conferences or events hosted by third parties described above. The Advisor generally will promote its participation in or sponsorship of such conferences or events in marketing or advertising materials. At the request of a client or potential client, the Advisor or its affiliates may also refer such client to one or more Intermediaries.

The provision of these services, arrangements and payments described above by the Advisor present conflicts of interest because they provide incentives for Intermediaries, customers or clients of Intermediaries, or such customers’ or clients’ service providers to recommend, or otherwise make available, the Advisor’s strategies or DFA Advised Funds to their clients in order to receive or continue to benefit from these arrangements from the Advisor or its affiliates. However, the provision of these services, arrangements and payments by the Advisor or its affiliates is not dependent on the amount of DFA Advised Funds or strategies sold or recommended by such Intermediaries, customers or clients of Intermediaries, or such customers’ or clients’ service providers.

Consultation Referral Fees Paid by the Advisor

From time to time, consultants of the Advisor are paid a commission for client referrals. Such commissions typically are calculated based on a flat fee, percentage of total fees received by the Advisor as a result of such referrals, or other means agreed to between the Advisor and the consultants.

Payments to Intermediaries by the Advisor

Additionally, the Advisor or its advisory affiliates may enter into arrangements with, and/or make payments from their own assets to, certain Intermediaries to enable access to DFA Advised Funds, or model portfolios that use the DFA Advised Funds, on platforms and through programs or products made available by such Intermediaries or to assist such Intermediaries to upgrade existing technology systems, or implement new technology systems, platforms, programs, or products in order to improve the methods through which the Intermediaries provide services to the Advisor and its advisory affiliates, and/or their clients. The Advisor or its advisory affiliates may also make payments to Intermediaries related to marketing activities and presentations, educational training programs, conferences, data provision services, or making shares of the DFA Advised Funds available to their customers generally and in certain investment programs. The Advisor may make payments to

36

Intermediaries and other financial service providers for data regarding DFA Advised Funds, such as statistical information regarding sales of shares of DFA Advised Funds through Intermediaries. Such arrangements or payments may establish contractual obligations on the part of such Intermediaries to provide DFA Advised Funds, the Advisor, or their clients with certain exclusive or preferred access to the use of the subject technology or programs or preferable placement or inclusion with such Intermediaries’ platforms, programs or products. Payments of this type are sometimes referred to as revenue-sharing payments. Any payments made pursuant to such arrangements may vary in any year and may be different for different Intermediaries. In certain cases, the payments described here may be subject to certain minimum payment levels, be a fixed amount, and/or depend on assets invested in a particular fund through such Intermediary.

The services, arrangements, and payments described above, which may be significant to the Intermediaries, present conflicts of interest because they provide incentives for Intermediaries, customers or clients of Intermediaries, or such customers’ or clients’ service providers, to recommend, or otherwise make available, DFA Advised Funds to their clients in order to receive or continue to benefit from these arrangements from the Advisor or its affiliates.

As of January 31, 2026, the Intermediaries receiving such payments include: Advyzon, Charles Schwab & Co. Inc., Envestnet Asset Management, Inc., Fidelity Brokerage Services LLC, Great-West Life & Annuity Insurance Company, LPL Financial LLC, National Financial Services, LLC, Orion Portfolio Solutions, LLC, Principal Life Insurance Company, Raymond James & Associates, Inc., Standard Retirement Services, Transamerica Retirement Solutions, LLC, and UBS Financial Services Inc. Any additions, modifications, or deletions to this list of financial intermediaries that have occurred since January 31, 2026 are not included in this list. Please contact your salesperson, advisor, broker or other investment professional for more information regarding any such payments or financial incentives his or her intermediary firm may receive.

Any payments described above made by the Advisor, or an affiliate of the Advisor, will be made from their own assets and not from the assets of the Portfolios. As a result, such payments are not reflected in the fees and expenses listed in the fees and expenses sections of the Portfolios’ prospectuses.

Data Services Purchased by the Advisor

The Advisor purchases certain data services and products used by the Advisor for sales, distribution and research purposes. In limited circumstances, a data vendor or its affiliate also provides investment consulting services, and such vendor or affiliated entity may refer one or more of its consulting clients to DFA Advised Funds. Any investment consulting services and referrals are unrelated to the Advisor’s process for the review and purchase of certain data services.

MANAGEMENT FEES

David G. Booth, as a director and officer of the Advisor and shareholder of the Advisor’s general partner, and Rex A. Sinquefield, as a shareholder of the Advisor’s general partner, acting together, could be deemed controlling persons of the Advisor. Mr. Booth also serves as Chairman Emeritus of the Fund. For the services it provides as investment advisor to each Portfolio, the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Portfolio. Each class of each Portfolio pays its proportionate share of the fees paid by the Portfolio to the Advisor based on the average net assets of the classes.

For the fiscal years ended October 31, 2025, October 31, 2024 and October 31, 2023, the Portfolios paid management fees to the Advisor as set forth in the following table.

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Portfolio	For the Fiscal Year Ended October 31,	Gross Management Fees (000)	Management Fees Waived / Expenses Reimbursed (000)	Net Management Fees (After Waivers/Expense Reimbursements) (000)

DFA Municipal Real Return Portfolio	2025	$3,449	None	$3,449
	2024	$3,258	None	$3,258
	2023	$3,381	None	$3,381

DFA Short-Term Municipal Bond Portfolio	2025	$2,207	None	$2,207
	2024	$2,359	None	$2,359
	2023	$2,797	None	$2,797

FEE WAIVER AND EXPENSE ASSUMPTION AGREEMENTS

Pursuant to a Fee Waiver and/or Expense Assumption Agreement for each Portfolio’s ETF Class Shares (each, a “Fee Waiver Agreement”), the Advisor has agreed to waive certain fees and in certain instances assume certain expenses of the Portfolios, as described below. Each Fee Waiver Agreement described below will remain in effect through February 28, 2028, and may only be terminated by the Fund’s Board of Directors prior to that date. Each Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. With respect to each Fee Waiver Agreement, prior year waived fees and/or assumed expenses can be recaptured only if the expense ratio following such recapture would be less than the expense cap that was in place when such prior year fees were waived and/or expenses assumed, and less than the current expense cap in place for the Portfolio.

DFA Municipal Real Return Portfolio

The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of the ETF Class of the following Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the ETF Class of the Portfolio, on an annualized basis, to the rate listed below as a percentage of such class of the Portfolio’s average net assets (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of the ETF Class of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount identified below. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

Portfolio	Expense Limitation Amount
DFA Municipal Real Return Portfolio	0.24%

DFA Short-Term Municipal Bond Portfolio

The Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) of the ETF Class of the DFA Short-Term Municipal Bond Portfolio so that the Portfolio Expenses, on an annualized basis, do not exceed 0.19% of the average net assets for the ETF Class of the Portfolio (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of the ETF Class of the Portfolio are less than the Expense Limitation Amount for the ETF Class of the Portfolio, the Advisor retains the right to recover any fees previously waived to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived by the Advisor more than thirty-six months before the date of such reimbursement.

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PORTFOLIO MANAGERS

In accordance with the team approach used to manage the Portfolios, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding the Portfolios based on the parameters established by the Investment Committee. David A. Plecha, Joseph F. Kolerich and Travis A. Meldau coordinate the efforts of all other portfolio managers or trading personnel with respect to the day-to-day management of the Portfolios.

Investments in Each Portfolio

Information relating to each portfolio manager’s ownership (including the ownership of his or her immediate family) in the Portfolios contained in this SAI that he or she manages as of October 31, 2025 is set forth in the chart below.

Portfolio	Portfolio Manager(s)	Dollar Range of Portfolio Shares Owned
DFA Municipal Real Return Portfolio	David A. Plecha Joseph F. Kolerich Travis A. Meldau	$10,001 - $50,000 $10,001 - $50,000 None
DFA Short-Term Municipal Bond Portfolio	David A. Plecha Joseph F. Kolerich Travis A. Meldau	$10,001 - $50,000 $10,001 - $50,000 None

Description of Compensation Structure

Portfolio managers receive a base salary and bonus. Compensation of a portfolio manager is determined at the discretion of the Advisor and is based on a portfolio manager’s experience, responsibilities, the perception of the quality of his or her work efforts, and other subjective factors. The compensation of portfolio managers is not directly based upon the performance of the Portfolios or other accounts that the portfolio managers manage. The Advisor reviews the compensation of each portfolio manager annually and may make modifications in compensation as its Compensation Committee deems necessary to reflect changes in the market. Each portfolio manager’s compensation consists of the following:

• Base salary. Each portfolio manager is paid a base salary. The Advisor considers the factors described above to determine each portfolio manager’s base salary.

• Annual Bonus. Each portfolio manager may receive an annual bonus. The amount of the bonus paid to each portfolio manager is based upon the factors described above.

Portfolio managers may be awarded the right to purchase restricted shares of the stock of the Advisor, as determined from time to time, by the Board of Directors of the Advisor or its delegates. Portfolio managers also participate in benefit and retirement plans and other programs available generally to all employees.

In addition, portfolio managers may be given the option of participating in the Advisor’s Long Term Incentive Plan. The level of participation for eligible employees may be dependent on overall level of compensation, among other considerations. Participation in this program is not based on or related to the performance of any individual strategies or any particular client accounts.

Other Managed Accounts

In addition to the Portfolios, each portfolio manager manages: (i) other U.S. registered investment companies advised or sub-advised by the Advisor; (ii) other pooled investment vehicles that are not U.S. registered investment companies; and (iii) other accounts managed for organizations and individuals. The following table sets

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forth information regarding the total accounts for which each portfolio manager has the primary responsibility for coordinating the day-to-day management responsibilities.

Name of Portfolio Manager	Number of Accounts Managed and Total Assets by Category As of October 31, 2025

David A. Plecha

• 67 U.S. registered mutual funds with $121,812 million in total assets under management.

• 4 unregistered pooled investment vehicles with $4,870 million in total assets under management.

• 6 other accounts with $2,164 million in total assets under management.

Joseph F. Kolerich

• 67 U.S. registered mutual funds with $121,812 million in total assets under management.

• 4 unregistered pooled investment vehicles with $4,870 million in total assets under management.

• 6 other accounts with $2,164 million in total assets under management.

Travis A. Meldau

• 16 U.S. registered mutual funds with $19,863 million in total assets under management.

• 0 unregistered pooled investment vehicles.

• 2 other accounts with $695 million in total assets under management.

Potential Conflicts of Interest

Conflicts of interest may arise in the portfolio managers' management of the Portfolios, along with other investment companies within the DFA Fund Complex (herein referred to as “portfolios”). Actual or apparent conflicts of interest may arise when a portfolio manager has the primary day-to-day responsibilities with respect to more than one portfolio and account. Other accounts include registered mutual funds and exchange-traded funds (other than the portfolios), other unregistered pooled investment vehicles, and other accounts managed for organizations and individuals (“Accounts”). An Account may have similar investment objectives to a portfolio, or may purchase, sell or hold securities that are eligible to be purchased, sold or held by a portfolio. Actual or apparent conflicts of interest include:

• Time Management. The management of multiple portfolios and/or Accounts may result in a portfolio manager devoting unequal time and attention to the management of each portfolio and/or Account. The Advisor seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most Accounts managed by a portfolio manager are managed using the same investment approaches that are used in connection with the management of the portfolios.

• Investment Opportunities. It is possible that at times identical securities will be held by more than one portfolio and/or Account. However, positions in the same security may vary and the length of time that any portfolio or Account may choose to hold its investment in the same security may likewise vary. If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one portfolio or Account, a portfolio may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible portfolios and Accounts. To deal with these situations, the Advisor has adopted procedures for allocating portfolio transactions across multiple portfolios and Accounts.

• Broker Selection. With respect to securities transactions for the portfolios, the Advisor determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain Accounts (such as separate accounts), the Advisor may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, the Advisor or its affiliates may place separate, non-simultaneous, transactions for a portfolio and another Account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the portfolio or the Account.

• Performance-Based Fees. For some Accounts, the Advisor may be compensated based on the profitability of the Account, such as by a performance-based management fee. These incentive compensation structures may create a conflict of interest for the Advisor with regard to Accounts

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where the Advisor is paid based on a percentage of assets because the portfolio manager may have an incentive to allocate securities preferentially to the Accounts where the Advisor might share in investment gains.

• Investment in an Account. A portfolio manager or his/her relatives may invest in an Account that he or she manages and a conflict may arise where he or she may therefore have an incentive to treat the Account in which the portfolio manager or his/her relatives invest preferentially as compared to a portfolio or other Accounts for which he or she has portfolio management responsibilities.

The Advisor and the Fund have adopted certain compliance procedures that are reasonably designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

CODE OF ETHICS

The Fund, the Advisor, and DFAS have adopted a revised Code of Ethics, under Rule 17j-1 of the 1940 Act, for certain access persons of the Portfolios. The Code of Ethics is designed to ensure that access persons act in the interest of the Portfolios, and their shareholders, with respect to any personal trading of securities. Under the Code of Ethics, access persons are generally prohibited from knowingly buying or selling securities (except for mutual funds, U.S. Government securities, and money market instruments) which are being purchased, sold, or considered for purchase or sale by the Portfolios unless their proposed purchases are approved in advance. The Code of Ethics also contains certain reporting requirements and securities trading clearance procedures.

SHAREHOLDER RIGHTS

The ETF Class shares of each Portfolio, when issued and paid for in accordance with the Portfolio’s Prospectus, will be fully paid and non-assessable shares. Each share of common stock of a Portfolio represents an equal proportional interest in the assets and liabilities of the Portfolio and generally has identical, non-cumulative voting, dividend, redemption liquidation, and other rights and preferences as each other class of the Portfolio, except that on a matter affecting a single class only shares of that class of the Portfolio are permitted to vote on the matter. In addition, in contrast to the Institutional Class shares, the ETF Class shares are exchange traded, not individually redeemable, and do not have conversion rights. Further, due to the structural and operational differences of mutual funds and ETFs, the declaration and payment dates of dividends, and the ability to automatically reinvest such dividends, differ between Institutional and ETF Class shares, as described in the Prospectus.

With respect to matters which require shareholder approval, shareholders are entitled to vote only with respect to matters which affect the interest of the Portfolio or class of shares of the Portfolio which they hold, except as otherwise required by applicable law. If liquidation of the Fund should occur, the Fund’s shareholders would be entitled to receive, on a per class basis, the assets of the particular Portfolio whose shares they own, as well as a proportionate share of Fund assets not attributable to any particular Portfolio. Ordinarily, the Fund does not intend to hold annual meetings of shareholders, except as required by the 1940 Act or other applicable law. The Fund’s bylaws provide that special meetings of shareholders shall be called at the written request of shareholders entitled to cast not less than a majority of the votes entitled to be cast at such meeting. Such meeting may be called to consider any matter, including the removal of one or more directors. Shareholders will receive shareholder communications with respect to such matters as required by the 1940 Act, including semi-annual and annual financial statements of the Fund, the latter being audited.

Shareholder inquiries may be made by writing or calling the Fund at the address or telephone number appearing on the cover of this SAI. Only those individuals whose signatures are on file for the account in question may receive specific account information or make changes in the account registration.

Book Entry Only System.  The following information supplements and should be read in conjunction with the relevant information included in the Prospectus. DTC acts as securities depository for ETF Class shares.  ETF Class shares of the Portfolios are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

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DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates.  DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC.  More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (“NYSE”), NYSE MKT and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of ETF Class shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants.  Ownership of beneficial interests in ETF Class shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants).  Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of ETF Class shares.  No Beneficial Owner shall have the right to receive a certificate representing such ETF Class shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows.  Pursuant to the Depositary Agreement between the Fund and DTC, DTC is required to make available to the Fund upon request and for a fee to be charged to the Fund a listing of the ETF Class shares of a Portfolio held by each DTC Participant.  The Fund shall inquire of each such DTC Participant as to the number of Beneficial Owners holding ETF Class shares, directly or indirectly, through such DTC Participant.  The Fund shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners.  In addition, the Fund shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Portfolio distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Portfolio ETF Class shares.  DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in ETF Class shares of a Portfolio as shown on the records of DTC or its nominee.  Payments by DTC Participants to Indirect Participants and Beneficial Owners of ETF Class shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Fund has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such ETF Class shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.  DTC may decide to discontinue providing its service with respect to ETF Class shares at any time by giving reasonable notice to the Fund and discharging its responsibilities with respect thereto under applicable law.  Under such circumstances, the Fund shall take action to find a replacement for DTC to perform its functions at a comparable cost.

PRINCIPAL HOLDERS OF SECURITIES

Because the ETF Class shares of the Portfolios have not been offered prior to the date of this SAI, no person beneficially owned 5% or more of the outstanding ETF Class shares of the Portfolios as of the date of this SAI.

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CREATION AND REDEMPTION OF CREATION UNITS

General

Except in connection with a shareholder's conversion of a Portfolio's Institutional Class shares into such Portfolio's ETF Class shares, each Portfolio issues ETF Class shares only in Creation Units on a continuous basis through the Distributor or its agent, without a sales load. ETF Class shares are priced at the NAV next determined after receipt, on any Business Day (as defined below), of an order received by the Transfer Agent in proper form. A “Business Day” with respect to each Portfolio's ETF Class shares is any day on which the Exchange on which the Portfolio ETF Class shares are listed for trading is open for business. As of the date of this SAI, the Exchange observes the following holidays: New Year’s Day (observed), Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. On days when the Exchange closes earlier than normal, the Portfolios may require orders to be placed earlier in the day. Although it is expected that the same holidays will be observed in the future, the Exchange may modify its holiday schedule or hours of operation at any time.

Each Portfolio effects creations and redemptions only to and from broker-dealers and large institutional investors that have entered into authorized participant agreements, as described further below. Each Portfolio may issue and redeem Creation Units of its ETF Class shares for cash or in exchange for a designated basket of portfolio investments (including any portion of such investments for which cash may be substituted), together with an amount of cash and any applicable fees, as described below. For each Portfolio, the Fund reserves the right to permit or require that creations and redemptions of ETF Class shares be effected entirely in cash, in-kind or a combination thereof.

To the extent the Portfolios engage in in-kind transactions, the Portfolios intend to comply with the U.S. federal securities laws in accepting securities for deposit and satisfying redemptions with redemption securities by, among other means, assuring that any securities accepted for deposit and any securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the 1933 Act. Further, an Authorized Participant (as defined below under “Procedures for Creation of Creation Units”) that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the 1933 Act, will not be able to receive securities that are restricted securities eligible for resale under Rule 144A.

The Portfolios may utilize custom creation or redemption baskets consistent with Rule 6c-11. Custom orders may be required to be received by the Transfer Agent by 1:00 p.m., Eastern Time, to be effectuated based on the Portfolio’s NAV on that Business Day. The Fund has adopted policies and procedures that govern the construction and acceptance of baskets, including heightened requirements for certain types of custom baskets. These policies and procedures provide detailed parameters for the construction and acceptance of custom baskets that are in the best interests of the Portfolio and its shareholders, including the process for any revisions to, or deviations from, those parameters, and specify the titles or roles of the employees of the Advisor who are required to review each custom basket for compliance with the parameters.

Persons placing or effectuating custom orders should be mindful of time deadlines imposed by intermediaries, which may impact the successful processing of such orders.

Creations

Deposit of Investments/Delivery of Cash.  The consideration for purchase of Creation Units of a Portfolio generally consists of the in-kind deposit of a designated portfolio of investments (including cash in lieu of any portion of such investments) determined by the Portfolio (“Deposit Securities”) and a specified amount of cash (the “Cash Component”), computed as described below, together with applicable creation transaction fees (as described below). Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” applicable to creation requests received in proper form, subject to amendment or correction as described below.

The Cash Component, also commonly referred to as the balancing amount, is an amount equal to the difference between (i) the NAV of ETF Class shares of a Portfolio (per Creation Unit); and (ii) the “Deposit

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Amount,” which is the amount equal to the market value of the Deposit Securities and/or cash in lieu of all or a portion of the Deposit Securities. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the Deposit Amount.  If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. With respect to certain purchases, the Fund may require a specified cash collateral amount be added to the required Cash Component. Payment of any tax, stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities are the sole responsibility of the Authorized Participant purchasing the Creation Unit.

Creation Units may also be sold partially or solely for cash. When partial or full cash purchases of Creation Units are available or specified for a Portfolio, such purchases will be effected in essentially the same manner as in-kind purchases of Creation Units. In the case of a partial or full cash purchase, the Authorized Participant must pay the cash equivalent of the Deposit Securities it would have otherwise delivered in an in-kind purchase, in addition to the same Cash Component required to be paid by an in-kind purchaser. In addition, to offset brokerage and other costs associated with using cash to purchase the requisite Deposit Securities, the Authorized Participant must pay the Transaction Fees required by each Portfolio. If the Authorized Participant acts as a broker for the Portfolio in connection with the purchase of Deposit Securities, the Authorized Participant will also be required to pay certain brokerage commissions, taxes, and transaction and market impact costs. Notwithstanding the above, a Portfolio may determine not to charge a Transaction Fee or other costs associated with such purchases with cash when the Advisor has determined that doing so is in the best interest of Portfolio shareholders, This may occur in instances when a cash Creation Unit is accepted to facilitate the rebalance of the Portfolio’s portfolio holdings in a more tax efficient manner than could be achieved without such order, even if the decision to not charge such fees and expenses could be viewed as benefiting the Authorized Participant or its affiliate selected to execute the Portfolio’s portfolio transactions in connection with such orders.

The Custodian, through the National Securities Clearing Corporation (“NSCC”), makes available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the list of the names and the required quantities of each Deposit Security and the amount of the Cash Component to be included in the current Fund Deposit (based on information at the end of the previous Business Day and subject to possible amendment or correction) for the Portfolio's.

The Portfolio's reserve the right to accept a nonconforming (i.e., custom) Fund Deposit. In addition, the composition of the Fund Deposit may change as, among other things, corporate actions, investment rebalancing, and investment decisions by the Advisor are implemented for a Portfolio. The composition of the Fund Deposit may also change in response to adjustments to the weighting or composition of the component securities constituting a Portfolio’s investment portfolio. All questions as to the composition of the in-kind creation basket to be included in the Fund Deposit and the validity, form, eligibility, and acceptance for deposit of any instrument shall be determined by the Fund, and the Fund's determination shall be final and binding.

Procedures for Creation of Creation Units.  To be eligible to place orders with the Distributor to create a Creation Unit of a Portfolio, an entity must be (i) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”); or (ii) a DTC Participant (see “Book Entry Only System”), and, in each case, must have executed an authorized participant agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participant Agreement”) (discussed further below).  A Participating Party and DTC Participant are collectively referred to as “Authorized Participants.” Investors should contact the Distributor for a list of current Authorized Participants.  All ETF Class shares of the Portfolio's, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

Placement of Creation Orders. All orders to create Creation Units must be placed for one or more Creation Unit sized aggregations of a specified number of ETF Class shares.  All standard orders to create Creation Units, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Transfer Agent no later than the order cut-off time designated by the Fund (“Closing Time”) on the date such order is placed in order for the creation of Creation Units to be effected based on the NAV of ETF Class shares of the Portfolio as next determined on such date after receipt of the order in

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proper form. With certain exceptions, the Closing Time for a Portfolio usually is the closing time of the regular trading session on the New York Stock Exchange—i.e., ordinarily 4:00 p.m., Eastern Time. Subject to the provisions of the applicable Participant Agreement, in the case of custom orders, the order may be required to be received by the Transfer Agent no later than 1:00 p.m., Eastern Time, on the date such order is placed. The date on which an order to create Creation Units (or an order to redeem Creation Units as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor and the Transfer Agent as described below in this SAI and pursuant to procedures set forth in the Participant Agreement.  Severe economic or market disruptions or changes, or telephone or other communication systems failure, may impede the ability to reach the Distributor, Transfer Agent or Authorized Participant.

Investors other than Authorized Participants are responsible for making arrangements for a creation request to be made through an Authorized Participant. Orders to create Creation Units of a Portfolio shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. The Authorized Participant must make available on or before the prescribed settlement date, by means satisfactory to a Portfolio, immediately available or same day funds estimated by the Portfolio to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fees. Those placing orders should ascertain the applicable deadline for cash transfers by contacting the operations department of the broker or depositary institution effectuating the transfer of the Cash Component. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, i.e., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and, therefore, orders to create Creation Units of a Portfolio have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. At any given time there may be only a limited number of broker-dealers that have executed a Participant Agreement.  Those placing orders for Creation Units through the Clearing Process should afford sufficient time to permit proper submission of the order to the Transfer Agent prior to the Closing Time on the Transmittal Date.

Orders for creation that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the broker or depository institution effecting such transfer of the Fund Deposit.

An order to create Creation Units is deemed received on the Transmittal Date if (i) such order is received by the Transfer Agent not later than the Closing Time on such Transmittal Date and (ii) all other procedures with respect to creation orders are properly followed.  The delivery of Creation Units so created will generally occur no later than the first Business Day following the day on which the purchase order is deemed received by the Transfer Agent (“T+1”). However, the Fund reserves the right to settle Creation Unit transactions on a basis other than T+1 if necessary or appropriate under the circumstances. Additionally, each Portfolio reserves the right to settle Creation Unit transactions on a basis other than T+1 if necessary or appropriate under the circumstances.

If any portion of the Cash Component and the Deposit Securities or any additional cash collateral amount specified by the Fund are not received, or do not otherwise remain in proper form as determined by the Fund through the applicable deadline specified by the Transfer Agent on the prescribed settlement date, the creation order may be rejected, revoked or canceled. Upon written notice to the Transfer Agent, such rejected, revoked or cancelled order may be resubmitted the following Business Day using a newly constituted Fund Deposit as specified by the Portfolio.

Acceptance of Orders for Creation Units. Subject to the conditions that (i) an irrevocable purchase order has been submitted by the Authorized Participant (either on its own or another investor's behalf) and (ii) arrangements satisfactory to a Portfolio are in place for the delivery of Deposit Securities and payment of the Cash Component and any other cash amounts which may be due, the Portfolio will accept the order, subject to the Portfolio’s right (and the right of the Distributor and the Transfer Agent) to reject, revoke or otherwise cancel such order as described in this SAI or in the applicable Participant Agreement.

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Once an order has been accepted, a Portfolio will confirm the Creation Unit will be issued at a value equaled to the next determined NAV of the Portfolio’s ETF Class shares. The Transfer Agent will then transmit a confirmation of acceptance to the Authorized Participant that placed the order.

A Portfolio reserves the right (to the extent consistent with the provisions of Rule 6c-11 under the 1940 Act and the SEC’s positions thereunder) to reject or revoke a creation order for any reason, including if: (a) the order is not in proper form; (b) the Deposit Securities delivered do not conform to the identity and number of shares specified, as described above; (c) the investor(s), upon obtaining the ETF Class shares ordered, would own 80% or more of the currently outstanding ETF Class shares of the Portfolio; (d) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (e) deemed appropriate, in the Portfolio’s sole discretion, due to extraordinary circumstances during which non-U.S. markets on which the Portfolio's holdings are traded are closed for a limited period of time, in order to protect Portfolio shareholders from any dilutive costs that may be associated with the purchase of Deposit Securities in connection with creation orders on such days; or (f) in the event that circumstances outside the control of the Portfolio, the Distributor, the Transfer Agent or the Advisor make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Portfolio, Advisor, the Distributor, Transfer Agent, DTC, NSCC or any other participant in the creation process, and similar extraordinary events.  The Transfer Agent shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of the rejection of the order of such person.  The Portfolios, Custodian, sub-custodian, the Distributor and the Transfer Agent are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for failure to give such notification.

Issuance of Creation Units. Except as provided herein, a Creation Unit will generally not be issued until the transfer of good title to the applicable Portfolio of the Deposit Securities and the payment of the Cash Component and applicable creation transaction fees have been completed. Prior to the settlement of all Deposit Securities and the payment of all cash and fees that may be due in connection with an order, such order may be rejected, revoked or canceled as described in this SAI or the applicable Participant Agreement. When the Custodian or applicable sub-custodian has confirmed that the securities included in the Fund Deposit (or the cash value thereof) have been delivered to the account of the Custodian or relevant sub-custodian(s), the Transfer Agent and the Advisor shall be notified of such delivery and the applicable Portfolio will issue and cause the delivery of the Creation Unit.

A Portfolio may issue Creation Units to such Authorized Participant, notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant's delivery and maintenance of collateral having a value at least equal to 105%, and up to 115%, of the value of the missing Deposit Securities, which percentage the Advisor may change at any time, in its sole discretion, of the value of the missing Deposit Securities. The Fund may use such cash deposit at any time to buy Deposit Securities for the Portfolio. The only collateral that is acceptable to a Portfolio is cash in U.S. dollars. Such cash collateral generally must be delivered no later than 2 p.m., Eastern Time, on the next Business Day after the Transmittal Date or such other time as designated by the Custodian. The Portfolio may buy the missing Deposit Securities at any time, and the Authorized Participant will be subject to liability for any shortfall between the cost to the Portfolio of purchasing such securities and the value of the cash collateral including, without limitation, liability for related brokerage, borrowings and other charges.

In certain cases, Authorized Participants may create and redeem Creation Units on the same trade date and in these instances, a Portfolio reserves the right to settle these transactions on a net basis or require a representation from the Authorized Participants that the creation and redemption transactions are for separate beneficial owners. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Portfolio and the Portfolio’s determination shall be final and binding.

Creation Transaction Fee.  A standard creation transaction fee is imposed to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard creation transaction fee is charged to the Authorized Participant on the day such Authorized Participant creates a Creation Unit, and is the same,

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regardless of the number of Creation Units purchased by the Authorized Participant on the applicable Business Day. From time to time and for such periods as the Advisor may deem appropriate, the Advisor may increase, decrease or otherwise modify the creation transaction fee to an amount that, in its judgment, is necessary or appropriate to recoup for a Portfolio the costs it may incur as a result of such purchases, or to otherwise eliminate or reduce so far as practicable any dilution of the value of the ETF Class shares. The Authorized Participant may also be required to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transaction (up to the maximum amount shown below). Authorized Participants will also bear the costs of transferring the Deposit Securities to a Portfolio. Investors who use the services of a broker or other financial intermediary to acquire a Portfolio's ETF Class shares may be charged a fee for such services.

The following table sets forth each Portfolio’s standard creation transaction fees and maximum additional charge (as described above):

Portfolio	Standard Creation Transaction Fee	Maximum Additional Charge for Creations*
DFA Municipal Real Return Portfolio	$200	3%
DFA Short-Term Municipal Bond Portfolio	$200	3%

* As a percentage of the NAV per Creation Unit.

If a purchase consists of a cash portion and the Portfolio places a brokerage transaction to purchase securities with the Authorized Participant or its affiliated broker-dealer, the Authorized Participant (or its affiliated broker-dealer) may be required, in its capacity as broker-dealer with respect to that transaction, to cover certain brokerage, tax, foreign exchange, execution, and price movement costs through a Price Guarantee or Variable fee, as described in the Brokerage Transactions section of this SAI.

Redemptions

Redemption of Creation Units. ETF Class shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Transfer Agent and only on a Business Day. The will not redeem ETF Class shares in amounts less than Creation Units. Beneficial owners must accumulate enough ETF Class shares in the secondary market to constitute a Creation Unit in order to have such ETF Class shares redeemed by a Portfolio. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of ETF Class shares of a Portfolio to constitute a redeemable Creation Unit.

When in-kind redemptions are available or specified for a Portfolio, the redemption proceeds for a Creation Unit generally consist of a designated portfolio of investments including cash in lieu of all or a portion of such investments (“Fund Instruments”) plus or minus the Cash Component, as next determined after a receipt of a request in proper form, together with the applicable redemption transaction fees (as described below) and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. The Fund Instruments together with the Cash Component comprise the “Fund Redemption.” The Cash Component, also commonly referred to as the balancing amount, included in the Fund Redemption is a compensating cash payment equal to the difference, if any, between (i) the NAV attributable to a Creation Unit and (ii) the aggregate market value of the Fund Instruments (i.e., securities or other instruments in the in-kind redemption basket) and/or the cash in-lieu of all or a portion of the Fund Instruments. In the event that the Fund Instruments and the cash in lieu have a value greater than the NAV of the Portfolio's ETF Class shares, the Cash Component is required to be paid by the redeeming shareholder. If the NAV attributable to a Creation Unit exceeds the market value of the Fund Instruments and the cash in-lieu amount, if any, the Portfolio pays the Cash Component to the redeeming shareholder.

Creation Units may also be redeemed partially or solely for cash. A Portfolio may pay out the proceeds of redemptions of Creation Unit solely in cash or through any combination of cash or securities. In addition, an investor may request a redemption in cash that the Portfolio may, in its sole discretion, permit. In either case, the

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investor will receive a cash payment equal to the NAV of its ETF Class shares based on the NAV of the ETF Class shares of the Portfolio next determined after the redemption request is received in proper form (minus applicable redemption transaction fees and an additional charge for requested cash redemptions specified below, to offset the brokerage and other transaction costs associated with the disposition of Fund Instruments). Proceeds will be paid to the Authorized Participant redeeming ETF Class shares on behalf of the redeeming investor as soon as practicable after the date of redemption. If the Authorized Participant acts as a broker for the Portfolio in connection with the sale of Fund Instruments, the Authorized Participant will also be required to pay certain brokerage commissions, taxes, and transaction and market impact costs.

The Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time) on each Business Day, the identity of the Fund Instruments and Cash Component that will be applicable (based on information at the end of the previous Business Day and subject to possible amendment or correction) to redemption requests received in proper form on that day. Fund Instruments received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Units.

The Portfolios reserve the right to deliver a nonconforming (i.e., custom) Fund Redemption. All questions as to the composition of the in-kind redemption basket to be included in the Fund Redemption shall be determined by the Fund, in accordance with applicable law, and the Fund's determination shall be final and binding. The Portfolios reserve the right to make redemption payments in cash, in-kind or a combination of each.

Deliveries of Fund Redemptions will generally be made within one Business Day (“T+1”). However, the Portfolios reserve the right to settle redemption transactions on a basis other than T+1 if necessary or appropriate under the circumstances and consistent with applicable law. Delayed settlement may occur due to a number of different reasons, including, without limitation, settlement cycles for the underlying securities, unscheduled market closings, an effort to link distribution to dividend record dates and ex-dates and newly announced holidays. For example, the redemption settlement process may be extended beyond T+1 because of the occurrence of a holiday in a non-U.S. market or in the U.S. bond market that is not a holiday observed in the U.S. equity market.

Because the portfolio securities of a Portfolio may trade on exchange(s) on days that the Exchange is closed or are otherwise not Business Days for the Portfolio, investors may not be able purchase or sell shares of the Portfolio on the Exchange on days when the NAV of the Portfolio could be significantly affected by events in the relevant non-U.S. markets. The right of redemption may be suspended or the date of payment postponed (i) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the Exchange is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the ETF Class shares of a Portfolio or determination of a Portfolio’s NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

If an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit to be redeemed to a Portfolio, at or prior to 2 p.m., Eastern Time on the prescribed settlement date, the Transfer Agent may accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing ETF Class shares as soon as possible. Such undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash, in U.S. dollars in immediately available funds, having a value at least equal to 105%, and up to 115%, of the value of the missing ETF Class shares, which percentage the Fund may change at any time, in its sole discretion, of the value of the missing ETF Class shares. Such cash collateral must be delivered no later than 2 p.m., Eastern Time, on the prescribed settlement date and shall be held by the Custodian and marked-to-market daily. The fees of the Custodian and any sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The Portfolio may purchase missing ETF Class shares of a Portfolio or acquire the Fund Instruments and the Cash Component underlying such ETF Class shares, and the Authorized Participant will be subject to liability for any shortfall between the cost of the Portfolio acquiring such ETF Class shares, the Fund Instruments or Cash Component and the value of the cash collateral including, without limitation, liability for related brokerage and other charges.

Placement of Redemption Orders. Investors other than Authorized Participants are responsible for making arrangements for an order to redeem to be made through an Authorized Participant. An order to redeem Creation Units is deemed received by the Fund on the Transmittal Date if: (i) such order is received by the Transfer Agent not

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later than the Closing Time on the Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement and this Statement of Additional Information are properly followed. If the Transfer Agent does not receive the ETF Class shares through DTC by 2 p.m., Eastern Time, on the prescribed settlement date, the redemption request may be deemed rejected. Investors should be aware that the deadline for the transfers of shares through the DTC may be significantly earlier than the close of business on the Exchange.

An order to redeem Creation Units made in proper form but received by the Fund after the Closing Time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such next Business Day. On days when the Exchange closes earlier than normal, orders to redeem Creation Units may need to be placed earlier in the day.

Redemption Transaction Fee.  A standard redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by a Portfolio. The standard redemption transaction fee is charged to the Authorized Participant on the day such Authorized Participant redeems a Creation Unit, and is the same regardless of the number of Creation Units redeemed by an Authorized Participant on the applicable Business Day. From time to time and for such periods as the Advisor may deem appropriate, the Advisor may increase, decrease or otherwise modify the redemption transaction fee to an amount that, in its judgment, is necessary or appropriate to recoup for the Portfolio the costs it may incur as a result of such redemption, or to otherwise eliminate or reduce so far as practicable any dilution of the value of the ETF Class shares. The Authorized Participant may also be required to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transaction (up to the maximum amount shown below). Authorized Participants will also bear the costs of transferring the Fund Instruments from a Portfolio to their account on their order. Investors who use the services of a broker or other financial intermediary to dispose of a Portfolio's ETF Class shares may be charged a fee for such services.

The following table sets forth each Portfolio’s standard redemption transaction fees and maximum additional charge (as described above):

Portfolio	Standard Redemption Transaction Fee	Maximum Additional Charge for Redemptions*
DFA Municipal Real Return Portfolio	$200	2%
DFA Short-Term Municipal Bond Portfolio	$200	2%

* As a percentage of the NAV per Creation Unit, inclusive of the standard redemption transaction fee.

If a redemption consists of a cash portion and a Portfolio places a brokerage transaction to sell securities with the Authorized Participant or its affiliated broker-dealer, the Authorized Participant (or its affiliated broker-dealer) may be required, in its capacity as broker-dealer with respect to that transaction, to cover certain brokerage, tax, foreign exchange, execution, and price movement costs through a Price Guarantee or Variable fee, as described in the Brokerage Transactions section of this SAI.

Conversions

A shareholder holding Institutional Class shares of a Portfolio may convert those shares to ETF Class shares issued by the same Portfolio to the extent supported by the shareholder's financial intermediary. Shareholders should contact their financial intermediary to determine the eligibility of their account for such a conversion. ETF Class shares, whether acquired through a conversion or purchased on the secondary market, cannot be converted to Institutional Class shares of the Portfolio or exchanged for ETF Class shares of another Portfolio.

In contrast to the Institutional Class shares, however, ETF Class shares must be held in a brokerage account. Accordingly, shareholders that hold Institutional Class shares in an account directly with a Portfolio through its transfer agent, or in a brokerage account that only allows the shareholder to hold mutual fund shares, will need to independently designate an eligible brokerage account for holding the ETF Class shares prior to a conversion. Shareholders that hold Institutional Class shares in a 401(k) plan or other employer-sponsored retirement or benefit plan generally may not convert those shares to ETF Class shares and should check with their plan sponsor or recordkeeper regarding eligibility.

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A conversion from Institutional Class shares to ETF Class shares of a Portfolio will be processed at the relative NAVs of the respective share classes at the time of conversion. Since Depository Trust Company (DTC) (or its nominee) serves as the record owner of, and holds legal title to, the ETF Class shares of a Portfolio and does not support the distribution and transfer of fractional shares, a shareholder may be unable to convert a small portion of their Institutional Class shares into ETF Class shares.

For example, if a shareholder’s Institutional Class shares were equal to 15.25 ETF Class shares based on the relative NAVs of the classes, DTC’s system would only account for the transfer of 15 whole ETF Class shares. If a shareholder’s financial intermediary does not accommodate the ownership of fractional shares of ETFs (e.g., while DTC’s systems do not allow for the distribution and transfer of fractional shares of ETFs, a financial intermediary may acquire whole shares of an ETF and allocate fractional shares of such ETF to its clients that are recorded on the intermediary’s books), a shareholder would be required to redeem the portion of their Institutional Class shares investment equal to 0.25 fractional ETF Class shares. Albeit small, such redemption would be a taxable event. Shareholders will not otherwise recognize a taxable gain (or loss) on the conversion of Institutional Class shares of a Portfolio into ETF Class shares.

Shareholders should contact their financial intermediary to determine whether a conversion or the redemption of fractional shares may be subject to fees and expenses. The Portfolios do not impose a transaction fee on conversions but reserve the right to change such policy or to limit, temporarily suspend, or terminate the conversion privilege in the future.

Investors owning Institutional Class shares in an account directly with a Portfolio through its transfer agent should first contact the Portfolio’s transfer agent at (888) 576-1167 to notify the transfer agent of the proposed conversion and then send a letter of instruction to the transfer agent by an approved method. Shareholders that invest in a Portfolio through a financial intermediary should contact their financial intermediary for information regarding conversions. The length of the conversion process will depend on a shareholder’s financial intermediary, but may take several days from the date of the request. Shareholders will remain fully invested in their Institutional Class shares until the conversion process is complete.

A blackout period for conversions into ETF Class shares may be imposed by a Portfolio around the dates the Portfolio declares dividends. This may be necessary to accommodate the operational requirements of certain financial intermediaries.

TAXATION OF THE PORTFOLIOS AND THEIR SHAREHOLDERS

The following is a summary of some of the federal income tax consequences of investing in a Portfolio (sometimes referred to as "the Portfolio"). Unless you are invested in the Portfolio through a qualified retirement plan, you should consider the tax implications of investing and consult your own tax advisor. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

This “TAXATION OF THE PORTFOLIOS AND THEIR SHAREHOLDERS” section is based on the Internal Revenue Code of 1986, as amended (the “Code”), and applicable regulations in effect on the date of this SAI. Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Portfolio and its shareholders. Any of these changes or court decisions may have a retroactive effect.

For investors in the Portfolios, the following discussion should be read in conjunction with the discussion below under the subheading, “Additional Tax Information With Respect To The Portfolios.”

This is for general information only and not tax advice and does not purport to deal with all federal tax consequences applicable to all categories of investors, some of which may be subject to special rules. You should consult your own tax advisor regarding your particular circumstances before making an investment in the Portfolio.

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Taxation of the Portfolio

The Portfolio has elected and intends to qualify (or, if newly organized, intends to elect and qualify) each year as a regulated investment company (sometimes referred to as a “regulated investment company,” “RIC” or “portfolio”) under Subchapter M of the Code. If the Portfolio qualifies, the Portfolio will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes.

Qualification as a regulated investment company. In order to qualify for treatment as a regulated investment company, the Portfolio must satisfy the following requirements:

• Distribution Requirement —the Portfolio must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Portfolio after the close of its taxable year that are treated as made during such taxable year).

• Income Requirement —the Portfolio must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (“QPTPs”).

• Asset Diversification Test — the Portfolio must satisfy the following asset diversification test at the close of each quarter of the Portfolio’s tax year: (1) at least 50% of the value of the Portfolio’s assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Portfolio has not invested more than 5% of the value of the Portfolio’s total assets in securities of an issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Portfolio’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies) or of two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses, or, collectively, in the securities of one or more QPTPs.

In some circumstances, the character and timing of income realized by the Portfolio for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to such type of investment may adversely affect the Portfolio’s ability to satisfy these requirements. See “Tax Treatment of Portfolio Transactions” below with respect to the application of these requirements to certain types of investments. In other circumstances, the Portfolio may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test which may have a negative impact on the Portfolio’s income and performance.

The Portfolio may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If the Portfolio uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of a Portfolio's ETF Class shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. If the IRS determines that the Portfolio’s allocation is improper and that the Portfolio has under-distributed its income and gain for any taxable year, the Portfolio may be liable for federal income and/or excise tax. If, as a result of such adjustment, the Portfolio fails to satisfy the Distribution Requirement, the Portfolio will not qualify that year as a regulated investment company, the effect of which is described in the following paragraph.

If for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at the corporate income tax rate without any deduction for dividends paid, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Portfolio’s current and accumulated earnings and profits. Failure to

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qualify as a regulated investment company would thus have a negative impact on the Portfolio’s income and performance. Subject to savings provisions for certain inadvertent failures to satisfy the Income Requirement or Asset Diversification Test which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Portfolio will not qualify as a regulated investment company in any given tax year. Even if such savings provisions apply, the Portfolio may be subject to a monetary sanction of $50,000 or more. Moreover, the Board reserves the right not to maintain the qualification of the Portfolio as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

Portfolio turnover. For investors that hold their ETF Class shares in a taxable account, a high portfolio turnover rate may result in higher taxes. This is because a portfolio with a high turnover rate is likely to accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable portfolio with a low turnover rate. Any such higher taxes would reduce the Portfolio’s after-tax performance. See “Taxation of Portfolio Distributions – Distributions of capital gains” below. For non-U.S. investors, any such acceleration of the recognition of capital gains that results in more short-term and less long-term capital gains being recognized by the Portfolio may cause such investors to be subject to increased U.S. withholding taxes. See “Non-U.S. Investors – Capital gain dividends and short-term capital gain dividends” below.

Capital loss carryovers. The capital losses of the Portfolio, if any, do not flow through to shareholders. Rather, the Portfolio may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute such gains that are offset by the losses. If the Portfolio has a “net capital loss” (that is, capital losses in excess of capital gains), the excess (if any) of the Portfolio’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Portfolio’s next taxable year, and the excess (if any) of the Portfolio’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Portfolio’s next taxable year. Any such net capital losses of the Portfolio that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Portfolio in succeeding taxable years. The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of the Portfolio. An ownership change generally results when shareholders owning 5% or more of the Portfolio increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate, thereby reducing the Portfolio’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Portfolio’s shareholders could result from an ownership change. The Portfolio undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and sales or as a result of engaging in a tax-free reorganization with another portfolio. Moreover, because of circumstances beyond the Portfolio’s control, there can be no assurance that the Portfolio will not experience, or has not already experienced, an ownership change.

Deferral of late year losses. The Portfolio may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Portfolio’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Portfolio distributions for any calendar year (see “Taxation of Portfolio Distributions – Distributions of capital gains” below). A “qualified late year loss” includes:

• any net capital loss incurred after October 31 of the current taxable year, or, if there is no such loss, any net long-term capital loss or any net short-term capital loss incurred after October 31 of the current taxable year (“post-October capital losses”), and

• the sum of (1) the excess, if any, of (a) specified losses incurred after October 31 of the current taxable year, over (b) specified gains incurred after October 31 of the current taxable year and (2) the excess, if any, of (a) ordinary losses incurred after December 31 of the current taxable year, over (b) the ordinary income incurred after December 31 of the current taxable year.

The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign

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currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (“PFIC”) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary income” mean other ordinary losses and income that are not described in the preceding sentence.  Since the Portfolio has a fiscal year ending in October, the amount of qualified late-year losses (if any) is computed without regard to any items of income, gain, or loss that are (a) post-October capital losses, (b) specified losses, and (c) specified gains.

Undistributed capital gains. The Portfolio may retain or distribute its net capital gain for each taxable year. The Portfolio currently intends to distribute net capital gains. If the Portfolio elects to retain its net capital gain, the Portfolio will be taxed thereon (except to the extent of any available capital loss carryovers) at the corporate income tax rate. If the Portfolio elects to retain its net capital gain, it is expected that the Portfolio also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Portfolio on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

Excise tax distribution requirements. To avoid a 4% nondeductible federal excise tax, the Portfolio must distribute by December 31 of each year an amount equal to at least: (1) 98% of its ordinary income for the calendar year, (2) 98.2% of capital gain net income (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year, and (3) any prior year undistributed ordinary income and capital gain net income. The Portfolio may elect to defer to the following year any net ordinary loss incurred for the portion of the calendar year which is after the beginning of the Portfolio’s taxable year. Also, the Portfolio will defer any “specified gain” or “specified loss” which would be properly taken into account for the portion of the calendar year after October 31. Any net ordinary loss, specified gain, or specified loss deferred shall be treated as arising on January 1 of the following calendar year. Generally, the Portfolio intends to make sufficient distributions prior to the end of each calendar year to avoid any material liability for federal income and excise tax, but can give no assurances that all or a portion of such liability will be avoided. In addition, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Portfolio having to pay an excise tax.

Foreign income tax. Investment income received by the Portfolio from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld generally will be treated as an expense of the Portfolio. Any foreign withholding taxes could reduce the Portfolio’s distributions. The United States has entered into tax treaties with many foreign countries which entitle the Portfolio to a reduced rate of, or exemption from, tax on such income. Some countries require the filing of a tax reclaim or other forms to receive the benefit of the reduced tax rate; whether or when the Portfolio will receive the tax reclaim is within the control of the individual country. Information required on these forms may not be available such as shareholder information; therefore, the Portfolio may not receive the reduced treaty rates or potential reclaims. Other countries have conflicting and changing instructions and restrictive timing requirements which may cause the Portfolio not to receive the reduced treaty rates or potential reclaims. Other countries may subject capital gains realized by the Portfolio on sale or disposition of securities of that country to taxation. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Portfolio’s assets to be invested in various countries is not known. Under certain circumstances, the Portfolio may elect to pass-through foreign tax credits, although it reserves the right not to do so. In some instances it may be more costly to pursue tax reclaims than the value of the benefits received by the Portfolio. If the Portfolio makes such an election and obtains a refund of foreign taxes paid by the Portfolio in a prior year, the Portfolio may be eligible to reduce the amount of foreign taxes reported by the Portfolio to its shareholders, generally by the amount of the foreign taxes refunded, for the year in which the refund is received. See “Taxation of Portfolio Distributions – Pass-through of foreign tax credits” below.

Purchase of shares. As a result of tax requirements, the Fund on behalf of the Portfolio's ETF Class shares has the right to reject an order to purchase shares if the purchaser (or group of purchasers acting in concert with each other) would, upon obtaining the shares so ordered, own 80% or more of the outstanding ETF Class shares of the Portfolio and if, pursuant to Sections 351 and 362 of the Code, the Portfolio would have a basis in the deposit securities different from the market value of such securities on the date of deposit. The Fund also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.

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Taxation of Portfolio Distributions—All Portfolios

Distributions of net investment income. The Portfolio receives ordinary income generally in the form of dividends and/or interest on its investments. The Portfolio may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Portfolio, constitutes the Portfolio’s net investment income from which dividends may be paid. If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of the Portfolio’s earnings and profits. In the case of a Portfolio whose strategy includes investing in stocks of corporations, a portion of the income dividends paid by the Portfolio may be qualified dividends eligible to be taxed at reduced rates.

Distributions of capital gains. The Portfolio may realize a capital gain or loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Portfolio. Any net capital gain of the Portfolio generally will be distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate federal excise or income taxes on the Portfolio.

Returns of capital. Distributions by the Portfolio that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in his shares; any excess will be treated as gain from the sale of his shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in his Portfolio shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Portfolio shares. Return of capital distributions can occur for a number of reasons including, among others, the Portfolio over-estimates the income to be received from certain investments such as those classified as partnerships or equity real estate investment trusts (“REITs”).

Qualified dividend income for individuals. Amounts reported by the Portfolio as derived from qualified dividend income will be taxed in the hands of individuals and other noncorporate shareholders at the rates applicable to long-term capital gain. “Qualified dividend income” means dividends paid to the Portfolio (a) by domestic corporations, (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program, or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. Both the Portfolio and the investor must meet certain holding period requirements to qualify Portfolio dividends for this treatment. Specifically, the Portfolio must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Portfolio shares for at least 61 days during the 121-day period beginning 60 days before the Portfolio distribution goes ex-dividend. Income derived from investments in derivatives, fixed-income securities, U.S. REITs, PFICs, and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income. Because the income of the Portfolios is derived primarily from interest on debt securities, none or only a small amount of a Portfolio’s dividends will be qualified dividend income. Income dividends from interest earned by the Portfolios on debt securities will continue to be taxed at the higher ordinary income tax rate.

Dividends-received deduction for corporations. For corporate shareholders, a portion of the dividends paid by the Portfolio may qualify for the 50% corporate dividends-received deduction. The portion of dividends paid by the Portfolio that so qualifies will be reported by the Portfolio each year and cannot exceed the gross amount of dividends received by the Portfolio from domestic (U.S.) corporations. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions that apply to both the Portfolio and the investor. Specifically, the amount that the Portfolio may report as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Portfolio were debt-financed or held by the Portfolio for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your ETF Class shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Portfolio dividends on your shares may also be reduced or eliminated. Income derived by the Portfolio from investments in derivatives, fixed-income and foreign

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securities generally is not eligible for this treatment. Because the income of the Portfolios is derived primarily from interest on debt securities, none or only a small amount of their distributions are expected to qualify for the corporate dividends-received deduction.

Impact of realized but undistributed income and gains, and net unrealized appreciation of portfolio securities. At the time of your purchase of shares, the Portfolio’s NAV may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the Portfolio. A subsequent distribution of such amounts, although constituting a return of your investment, would be taxable, and would be taxed as ordinary income (some portion of which may be taxed as qualified dividend income), capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. The Portfolio may be able to reduce the amount of such distributions from capital gains by utilizing its capital loss carryovers, if any.

Pass-through of foreign tax credits. If at the end of the fiscal year, more than 50% in value of the total assets of the Portfolio are invested in securities of foreign corporations, the Portfolio may elect to pass through to its shareholders their pro rata share of foreign income taxes paid by the Portfolio. If this election is made, the Portfolio may report more taxable income to you than it actually distributes. You will then be entitled either to deduct your share of these taxes in computing your taxable income or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders). The Portfolio will provide the information necessary to claim this deduction or credit if it makes this election. No deduction for foreign tax may be claimed by a noncorporate shareholder who does not itemize deductions or who is subject to the alternative minimum tax. The Portfolio reserves the right not to pass through the amount of foreign income taxes paid by the Portfolio. Additionally, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits. See “Tax Treatment of Portfolio Transactions – Securities lending” below.

U.S. Government securities. To the extent the Portfolio invests in certain U.S. Government obligations, dividends paid by the Portfolio that are derived from interest on these obligations should be exempt from state and local personal income taxes, subject in some states to minimum investment or reporting requirements that must be met by the Portfolio. The income on portfolio investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (“GNMA”) or Federal National Mortgage Association (“FNMA”) securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

Information on the amount and tax character of distributions. You will be informed of the amount and character of distributions and the tax status of such distributions for federal income tax purposes shortly after the close of each calendar year. If you have not held a Portfolio's ETF Class shares for a full year, the Portfolio may report and distribute, as ordinary income, qualified dividends, or capital gains, and in the case of non-U.S. shareholders the Portfolio may further report and distribute as interest-related dividends and short-term capital gain dividends, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Portfolio. Taxable distributions declared by the Portfolio in October, November, or December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.

Medicare tax. A 3.8% Medicare tax is imposed on net investment income earned by certain individuals, estates and trusts. “Net investment income,” for these purposes, means investment income, including ordinary dividends and capital gain distributions received from the Portfolio and net gains from taxable dispositions of a Portfolio's ETF Class shares, reduced by the deductions properly allocable to such income. In the case of an individual, the tax will be imposed on the lesser of (1) the shareholder’s net investment income or (2) the amount by which the shareholder’s modified adjusted gross income exceeds $250,000 (if the shareholder is married and filing jointly or a surviving spouse), $125,000 (if the shareholder is married and filing separately) or $200,000 (in any other case). Net investment income does not include exempt-interest dividends. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

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Sales and Exchanges of Portfolio ETF Class Shares

In general. If you are a taxable investor, sales and exchanges of a Portfolio's ETF Class shares are taxable transactions for federal and state income tax purposes. If you sell your ETF Class shares, the IRS requires you to report any gain or loss on your sale. If you held your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

Taxes on Purchase and Redemption of Creation Units. An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase (plus any cash received by the Authorized Participant as part of the issue) and the Authorized Participant’s aggregate basis in the securities surrendered (plus any cash paid by the Authorized Participant as part of the issue). An Authorized Participant who exchanges Creation Units for securities generally will recognize a gain or loss equal to the difference between the Authorized Participant’s basis in the Creation Units (plus any cash paid by the Authorized Participant as part of the redemption) and the aggregate market value of the securities received (plus any cash received by the Authorized Participant as part of the redemption). The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as a short-term capital gain or loss if the shares have been held for one year or less, assuming such Creation Units are held as a capital asset.

If the Portfolio redeems Creation Units in cash, it may recognize more capital gains than it will if it redeems Creation Units in-kind.

Tax basis information. A shareholder’s cost basis information will be provided on the sale of any of the shareholder’s shares, subject to certain exceptions for exempt recipients. Please contact the broker (or other nominee) that holds your shares with respect to reporting of cost basis and available elections for your account.

Wash sales. All or a portion of any loss that you realize on a sale of your ETF Class shares will be disallowed to the extent that you buy other shares in the Portfolio (through reinvestment of dividends or otherwise) or substantially similar stock or securities within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares.

Sales at a loss within six months of purchase. Any loss incurred on a sale of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you on those shares.

Tax shelter reporting. Under Treasury regulations, if a shareholder recognizes a loss with respect to the Portfolio’s ETF Class shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Tax Treatment of Portfolio Transactions

Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a portfolio and, in turn, affect the amount, character and timing of dividends and distributions payable by the portfolio to its shareholders. This section should be read in conjunction

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with the discussion in the Prospectus under “Principal Investment Strategies” and “Principal Risks” for a detailed description of the various types of securities and investment techniques that apply to the Portfolio.

In general. In general, gain or loss recognized by a portfolio on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

Certain fixed-income investments. Gain recognized on the disposition of a debt obligation purchased by a portfolio at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued during the period of time the portfolio held the debt obligation unless the portfolio made a current inclusion election to accrue market discount into income as it accrues. If a portfolio purchases a debt obligation (such as a zero coupon security or pay-in-kind security) that was originally issued at a discount, the portfolio generally is required to include in gross income each year the portion of the original issue discount that accrues during such year. Therefore, a portfolio’s investment in such securities may cause the portfolio to recognize income and make distributions before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, a portfolio may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of portfolio shares.

Investments in debt obligations that are at risk of or in default present tax issues for a portfolio. Tax rules are not entirely clear about issues such as whether and to what extent a portfolio should recognize market discount on a debt obligation, when a portfolio may cease to accrue interest, original issue discount or market discount, when and to what extent a portfolio may take deductions for bad debts or worthless securities and how a portfolio should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a portfolio in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.

Options, futures, forward contracts, swap agreements and hedging transactions. In general, option premiums received by a portfolio are not immediately included in the income of the portfolio. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the portfolio transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a portfolio is exercised and the portfolio sells or delivers the underlying stock, the portfolio generally will recognize capital gain or loss equal to (a) sum of the strike price and the option premium received by the portfolio minus (b) the portfolio’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a portfolio pursuant to the exercise of a put option written by it, the portfolio generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of a portfolio’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the portfolio is greater or less than the amount paid by the portfolio (if any) in terminating the transaction. Thus, for example, if an option written by a portfolio expires unexercised, the portfolio generally will recognize short-term gain equal to the premium received.

The tax treatment of certain futures contracts entered into by a portfolio as well as listed non-equity options written or purchased by the portfolio on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by section 1256 of the Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by a portfolio at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. Section 1256 contracts do not include any interest rate swap, currency swap,

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basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.

In addition to the special rules described above in respect of options and futures transactions, a portfolio’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a portfolio are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the portfolio, defer losses to the portfolio, and cause adjustments in the holding periods of the portfolio’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions. Moreover, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a portfolio has made sufficient distributions and otherwise satisfied the relevant requirements to maintain its qualification as a regulated investment company and avoid a portfolio-level tax.

Certain of a portfolio’s investments in derivatives and foreign currency-denominated instruments, and the portfolio’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a portfolio’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the portfolio could be required to make distributions exceeding book income to qualify as a regulated investment company. If a portfolio’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the portfolio’s remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

Foreign currency transactions. A portfolio’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease a portfolio’s ordinary income distributions, and may cause some or all of the portfolio’s previously distributed income to be classified as a return of capital. In certain cases, a portfolio may make an election to treat such gain or loss as capital.

PFIC securities. The Portfolio may invest in securities of foreign entities that could be deemed for tax purposes to be PFICs. In general, a PFIC is any foreign corporation if 75% or more of its gross income for its taxable year is passive income, or 50% or more of its average assets (by value) are held for the production of passive income. When investing in PFIC securities, the Portfolio intends to mark-to-market these securities and recognize any unrealized gains as ordinary income at the end of its fiscal year. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that the Portfolio is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by the Portfolio. Due to various complexities in identifying PFICs, the Portfolio can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the Portfolio to make a mark-to-market election. If the Portfolio is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Portfolio may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Portfolio to its shareholders. Additional charges in the nature of interest may be imposed on the Portfolio in respect of deferred taxes arising from such distributions or gains. Any such taxes or interest charges could in turn reduce the Portfolio’s distributions paid.

Securities lending. While securities are loaned out by a portfolio, the portfolio generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will

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neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 50% dividends-received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders. Additionally, in the case of a portfolio with a strategy of investing in tax-exempt securities, any payments made “in lieu of” tax-exempt interest will be considered taxable income to the portfolio, and thus, to the investors, even though such interest may be tax-exempt when paid to the borrower.

Investments in convertible securities. Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder’s exercise of the conversion privilege is treated as a nontaxable event. Mandatorily convertible debt (e.g., an exchange-traded note or ETN issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt. Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt. Dividends received generally are qualified dividend income and eligible for the corporate dividends-received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount principles.

Investments in securities of uncertain tax character. A portfolio may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a portfolio, it could affect the timing or character of income recognized by the fund, requiring the portfolio to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

Pre-refunded municipal securities.  A portfolio may invest in pre-refunded municipal securities.  For purposes of the Asset Diversification Test, a portfolio’s investment in pre-refunded municipal securities backed by U.S. Treasury and Agency Securities will be considered an investment in the respective U.S. Treasury and Agency Securities that were deposited in the escrow account for the securities. The 2017 Tax Cuts and Jobs Act repeals the exclusion from gross income for interest on pre-refunded municipal securities effective for such bonds issued after Dec. 31, 2017.

Backup Withholding

By law, a withholding of tax may apply to your taxable dividends and sales proceeds unless you:

• provide your correct social security or taxpayer identification number,

• certify that this number is correct,

• certify that you are not subject to backup withholding, and

• certify that you are a U.S. person (including a U.S. resident alien).

Withholding also is imposed if the IRS requires it. When withholding is required, the amount will be 24% of any distributions or proceeds paid. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS. Certain payees and payments are exempt from backup withholding and information reporting. The special U.S. tax certification requirements applicable to non-U.S. investors to avoid backup withholding are described under the “Non-U.S. Investors” heading below.

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Non-U.S. Investors

Non-U.S. investors (shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

In general. The United States imposes a withholding tax at the 30% statutory rate (or at a lower rate if you are a resident of a country that has a tax treaty with the U.S.) on U.S. source dividends, including on income dividends paid to you by the Portfolio. Exemptions from this U.S. withholding tax are provided for exempt interest dividends, capital gain dividends paid by the Portfolio from its net long-term capital gains, interest-related dividends paid by the Portfolio from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your ETF Class shares, will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person.

Capital gain dividends and short-term capital gain dividends. In general, (i) a capital gain dividend reported by the Portfolio to shareholders as paid from its net long-term capital gains or (ii) a short-term capital gain dividend reported by the Portfolio to shareholders as paid from its net short-term capital gains, other than long- or short-term capital gains realized on the disposition of certain U.S. real property interests (see the discussion below), are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year.

Interest-related dividends. Dividends reported by the Portfolio to shareholders as interest-related dividends and paid from its qualified net interest income from U.S. sources are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount, (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Portfolio is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company. On any payment date, the amount of an income dividend that is reported by the Portfolio to shareholders as an interest-related dividend may be more or less than the amount that is so qualified. This is because the reporting of interest-related dividends is based on an estimate of the Portfolio’s qualified net interest income for its entire fiscal year, which can only be determined with exactness at fiscal year-end. As a consequence, the Portfolio may over withhold a small amount of U.S. tax from a dividend payment. In this case, the non-U.S. investor’s only recourse may be to either forgo recovery of the excess withholding or to file a United States nonresident income tax return to recover the excess withholding.

Exempt-interest dividends.  Exempt-interest dividends reported by the Portfolio to shareholders as paid from interest earned on municipal securities are not subject to U.S. withholding tax.

Further limitations on tax reporting for interest-related dividends and short-term capital gain dividends for non-U.S. investors. It may not be practical in every case for the Portfolio to report to shareholders, and the Portfolio reserves the right in these cases to not report, small amounts of interest-related dividends or short-term capital gain dividends. Additionally, the Portfolio’s reporting of interest-related dividends or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

Net investment income from dividends on stock and foreign source interest income continue to be subject to withholding tax; foreign tax credits. Ordinary dividends paid by the Portfolio to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations, and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax. Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from an election to pass-through foreign tax credits to shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

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Income effectively connected with a U.S. trade or business. If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of ETF Class shares of the Portfolio will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.

U.S. estate tax. Transfers by gift of ETF Class shares of the Portfolio by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to a Portfolio's ETF Class shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., a Portfolio's ETF Class shares) as to which the U.S. federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000). For estates with U.S. situs assets of not more than $60,000, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount may be sufficient to transfer a Portfolio's ETF Class shares.

U.S. tax certification rules. Special U.S. tax certification requirements may apply to non-U.S. shareholders both to avoid U.S. backup withholding imposed at a rate of 24% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence. In general, if you are a non-U.S. shareholder, you must provide a Form W-8BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty. A Form W-8BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect. Certain payees and payments are exempt from backup withholding.

The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Portfolio, including the applicability of foreign tax.

Foreign Account Tax Compliance Act (“FATCA”). Under FATCA, a 30% withholding tax is imposed on the income dividends made by the Portfolio to certain foreign entities, referred to as foreign financial institutions (“FFI”) or non-financial foreign entities (“NFFE”). After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions, and the proceeds arising from the sale of a Portfolio's ETF Class shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). The FATCA withholding tax generally can be avoided: (a) by an FFI, if it reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reporting information relating to them. The U.S. Treasury has negotiated intergovernmental agreements (“IGA”) with certain countries and is in various stages of negotiations with a number of other foreign countries with respect to one or more alternative approaches to implement FATCA; an entity in one of those countries may be required to comply with the terms of an IGA instead of U.S. Treasury regulations.

An FFI can avoid FATCA withholding if it is deemed compliant or by becoming a “participating FFI,” which requires the FFI to enter into a U.S. tax compliance agreement with the IRS under section 1471(b) of the Code (“FFI agreement”) under which it agrees to verify, report and disclose certain of its U.S. accountholders and meet certain other specified requirements. The FFI will either report the specified information about the U.S. accounts to the IRS, or, to the government of the FFI’s country of residence (pursuant to the terms and conditions of applicable law and an applicable IGA entered into between the U.S. and the FFI’s country of residence), which will, in turn, report the specified information to the IRS. An FFI that is resident in a country that has entered into an IGA with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.

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An NFFE that is the beneficial owner of a payment from the Portfolio can avoid the FATCA withholding tax generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each substantial U.S. owner. The NFFE will report the information to the Portfolio or other applicable withholding agent, which will, in turn, report the information to the IRS.

Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA. An FFI or NFFE that invests in the Portfolio will need to provide documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. Non-U.S. investors should consult their own tax advisors regarding the impact of these requirements on their investment in the Portfolio. The requirements imposed by FATCA are different from, and in addition to, the U.S. tax certification rules to avoid backup withholding described above. Shareholders are urged to consult their tax advisors regarding the application of these requirements to their own situation.

Effect of Future Legislation; Local Tax Considerations

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Portfolio.

Additional Tax Information With Respect To The Portfolios

Exempt-interest dividends. By meeting certain requirements of the Code, each of the Portfolios qualifies to pay exempt-interest dividends to its shareholders. These dividends are derived from interest income exempt from regular federal income tax and are not subject to regular federal income tax when they are paid to shareholders. However, shareholders required to file a federal income tax return will be required to report the receipt of exempt-interest dividends on their returns. Exempt-interest dividends that are excluded from federal taxable income may still be subject to the federal alternative minimum tax for noncorporate shareholders. See the discussion below under the heading, “Alternative minimum tax.”

Exemption from state tax. To the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands, and Guam), they also may be exempt from that state’s personal income taxes. Shareholders in a qualified fund of funds that receive exempt-interest dividends should consult their own tax advisors as to whether such dividends are exempt from personal income tax in their state of residence. In addition, most states do not grant tax-free treatment to interest on state and municipal securities of other states.

Taxable income dividends. The Portfolios may earn taxable income from many sources, including temporary investments, discount from stripped obligations or their coupons, income from securities loans or other taxable transactions, and ordinary income from the sale of market discount bonds. If you are a taxable investor, any distributions by the Portfolio from this income will be taxable to you as ordinary income, whether you receive them in cash or in additional shares.

Redemption at a loss within six months of purchase. Any loss incurred on the redemption or exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest dividends paid to you with respect to your Portfolio shares, and any remaining loss will be treated as a long-term capital loss to the extent of any long-term capital gain distributed to you by the Portfolio on those shares. However, this rule will not apply to any loss incurred on a redemption or exchange of shares of a portfolio that declares exempt-interest dividends daily and distributes them at least monthly for which your holding period begins after December 22, 2010.

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Information on the amount and tax character of distributions. The Portfolios will inform you of the amount of your exempt-interest dividends, taxable ordinary income and capital gain dividends at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the end of each calendar year, including the portion, if any, of the distributions that on average are comprised of taxable income or interest income that is a tax preference item when determining your alternative minimum tax. If you have not held Portfolio shares for a full year, a Portfolio may report and distribute to you, as taxable, as tax-exempt or as tax preference income, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Portfolio. Taxable distributions declared by a Portfolio in December to shareholders of record in such month, but paid in January, are taxed to you as if made in December.

Alternative minimum tax. Interest on certain private activity bonds, while exempt from regular federal income tax, is a preference item for noncorporate shareholders when determining your alternative minimum tax under the Code and under the income tax provisions of several states. Private activity bond interest could subject you to or increase your liability under federal and state alternative minimum taxes, depending on your personal position. However, tax-exempt interest on private activity bonds issued in 2009 and 2010 is not an item of tax preference for purposes of the alternative minimum tax. If you are a person defined in the Code as a “substantial user” (or persons related to such users) of a facility financed by private activity bonds, you should consult with your tax advisor before buying shares of a Portfolio. The Portfolios do not currently intend to invest their assets in securities whose interest is subject to the federal alternative minimum tax.

Effect on taxation of social security benefits; denial of interest deduction; “substantial users.” Exempt-interest dividends must be taken into account in computing the portion, if any, of social security or railroad retirement benefits that must be included in an individual shareholder’s gross income subject to federal income tax. Interest on debt you incur to buy or hold shares of the Portfolios may not be deductible for federal income tax purposes. Indebtedness may be allocated to shares of a Portfolio even though not directly traceable to the purchase of such shares. Moreover, a shareholder who is (or is related to) a “substantial user” of a facility financed by industrial development bonds held by the Portfolio will likely be subject to tax on dividends paid by the Portfolio that are derived from interest on such bonds. Receipt of exempt-interest dividends may result in other collateral federal income tax consequences to certain taxpayers, including financial institutions, property and casualty insurance companies and foreign corporations engaged in a trade or business in the United States.

Loss of status of securities as tax-exempt. Failure of the issuer of a tax-exempt security to comply with certain legal or contractual requirements relating to the security could cause interest on the security, as well as Portfolio distributions derived from this interest, to become taxable, perhaps retroactively to the date the security was issued. In such a case, the Portfolio may be required to report to the IRS and send to shareholders amended Forms 1099 for a prior taxable year in order to report additional taxable income. This, in turn, could require shareholders to file amended federal and state income tax returns for such prior year to report and pay tax and interest on their pro rata share of the additional amount of taxable income.

PROXY VOTING POLICIES

The Board of the Fund has delegated the authority to vote proxies for the portfolio securities held by the Portfolios to the Advisor in accordance with the Proxy Voting Policies and Procedures (the “Voting Policies”) and Proxy Voting Guidelines (“Voting Guidelines”) adopted by the Advisor applicable to the Portfolios. A concise summary of the Voting Guidelines is provided in an Appendix to this SAI.

The Investment Committee at the Advisor is generally responsible for overseeing the Advisor’s proxy voting process. The Investment Committee has formed the Investment Stewardship Committee (the “Committee”) composed of certain officers, directors and other personnel of the Advisor and has delegated to its members authority to (i) oversee the voting of proxies and third-party proxy service providers, (ii) make determinations as to how to vote certain specific proxies, (iii) verify ongoing compliance with the Voting Policies, (iv) receive reports on the review of the third-party proxy service providers, and (v) review the Voting Policies from time to time and recommend changes to the Investment Committee. The Committee may designate one or more of its members to oversee specific, ongoing compliance with respect to the Voting Policies and may designate personnel of the Advisor to vote proxies on behalf of the Portfolios, such as authorized traders of the Advisor.

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The Advisor seeks to vote (or refrains from voting) proxies for the Portfolios in a manner that the Advisor determines is in the best interests of the Portfolios and which seeks to maximize the value of the Portfolios’ investments, subject to the standards of legal and regulatory regimes, applicable to the Advisor or the Portfolios, and any particular investment or voting guidelines of specific funds or accounts. Generally, the Advisor analyzes proxy statements on behalf of the Portfolios and instructs the vote (or refrains from voting) in accordance with the Voting Policies, Voting Guidelines or procedures. Most proxies the Advisor receives are instructed to be voted in accordance with the Voting Guidelines, and when proxies are voted consistently with such guidelines or procedures, the Advisor considers such votes not to be affected by conflicts of interest. However, the Voting Policies do address the procedures to be followed if a potential or actual conflict of interest arises between the interests of the Portfolios, and the interests of the Advisor or its affiliates. If a Committee member has actual knowledge of a conflict of interest and recommends a vote contrary to the Voting Guidelines or procedures (or in the case where the Voting Guidelines or procedures do not prescribe a particular vote and the proposed vote is contrary to the recommendation of third-party proxy service providers), the Committee member will bring the vote to the Committee which will (a) determine how the vote should be cast keeping in mind the principle of preserving shareholder value, or (b) determine to abstain from voting, unless abstaining would be materially adverse to the interest of the Portfolios. The Advisor may face a conflict of interest in determining whether to vote or refrain from voting proxies for a Portfolio where the Advisor has agreed to assume the costs of the Portfolio’s voting expenses because, for such Portfolio, the costs of voting proxies are effectively paid by the Advisor. The Advisor believes such conflicts of interest are addressed by applying the same cost-benefit analysis across all clients, without regard to whether the Advisor has a conflict, such as by assuming the costs of voting on behalf of a client. To the extent a conflict arises in connection with a proposed engagement with a portfolio company, the proposed engagement will be brought to the Investment Stewardship Committee for consideration of how to proceed. To the extent the Committee makes a determination regarding how to vote or to abstain for a proxy on behalf of a Portfolio in the circumstances described in this paragraph, the Advisor will report annually on such determinations to the Board of the Fund.

To avoid certain potential conflicts of interest, the Advisor generally will employ mirror voting, if possible, when a Portfolio invests in another portfolio (an “Acquired Fund”) in reliance on any one of Sections 12(d)(1)(E), 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act, related rules thereunder (including Rule 12d1-1 or Rule 12d1-4 under the 1940 Act), or pursuant to an SEC exemptive order thereunder, unless otherwise required by applicable law or regulation. Mirror voting means that the Advisor will vote the shares in the same proportion as the vote of all of the other holders of the Acquired Fund’s shares. With respect to instances when a Portfolio invests in an Acquired Fund in reliance on Section 12(d)(1)(G) of the 1940 Act, related rules thereunder (including Rule 12d1-1 or Rule 12d1-4), or pursuant to an SEC exemptive order thereunder, and there are no other unaffiliated shareholders also invested in the Acquired Fund, the Advisor will vote in accordance with the recommendation of such Acquired Fund’s board of trustees or directors, unless otherwise required by applicable law or regulation. With respect to instances when a Portfolio invests in an Acquired Fund in reliance on Sections 12(d)(1)(E) or 12(d)(1)(F) of the 1940 Act and there are no other unaffiliated shareholders also invested in the Acquired Fund, the Advisor will employ pass-through voting, unless otherwise required by applicable law or regulation. In “pass-through voting,” the investing Portfolio will solicit voting instructions from its shareholders as to how to vote on the Acquired Fund’s proposals.

The Advisor will usually instruct voting of proxies in accordance with the Voting Guidelines. The Voting Guidelines provide a framework for analysis and decision making, however, the Voting Guidelines do not address all potential issues. In order to be able to address all the relevant facts and circumstances related to a proxy vote, the Advisor reserves the right to instruct votes that deviate from the Voting Guidelines if, after a review of the matter, the Advisor believes that the best interests of a Portfolio would be served by, or applicable legal and fiduciary standards require, such a vote. In such a circumstance, the analysis will be documented in writing and periodically presented to the Committee for review. To the extent that the Voting Guidelines do not cover potential voting issues, the Advisor may consider the spirit of the Guidelines and applicable legal standards and instruct the vote on such issues in a manner that the Advisor believes would be in the best interests of a Portfolio. Irrespective of the foregoing, the Advisor’s decision-making to vote or refrain from voting will be made following a cost-benefit analysis described below.

In some cases, the Advisor may determine that it is in the best interests of a Portfolio to refrain from exercising proxy voting rights. For example, the Advisor will generally refrain from voting proxies where the Advisor anticipates that the costs to a Portfolio of voting could exceed the expected benefits of voting.  For securities on loan, the Advisor will balance the revenue-producing value of loans against the difficult-to-assess value

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of casting votes. It is generally the Advisor’s belief that the expected value of casting a vote generally will be less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by the Advisor recalling loaned securities for voting. In certain countries, including the United States, the specific terms of the proposals to be voted on by shareholders will generally not be known until after the record date, which determines the shares eligible to be voted. In this situation, the Advisor may not be aware of the subject of a proxy in time to make a decision as to whether the materiality of the voting proposals warrants recalling a security on loan to vote. In addition, because specific record dates may not be known, if the Advisor were to seek to recall securities on loan, the Advisor would need to estimate the record date which would result in the securities being recalled for a longer period of time than otherwise required and may create a greater potential loss of income. The Advisor does intend to recall securities on loan if based upon information in the Advisor’s possession, it determines that voting the securities is likely to materially affect the value of a Portfolio’s investment and that it is in the Portfolio’s best interests to do so. In cases where the Advisor does not receive a solicitation or enough information within a sufficient time (as reasonably determined by the Advisor) prior to the proxy-voting deadline, the Advisor or its service provider may be unable to vote and this may also inform the Advisor’s voting decision.

Holders of fixed income securities are generally not entitled to an annual vote and therefore do not have such a mechanism to influence an issuer’s governance. From time-to-time holders of fixed income securities can receive proxy ballots or corporate action-consents at the discretion of the issuer/custodian. In such circumstances the Advisor’s fixed income portfolio management team is generally responsible for providing recommendations on how to vote proxy ballots and corporation action-consents and they may consult with members of the Committee, with the aim of applying the same general principles as are set out in the Guidelines.

The Advisor may take social or sustainability issues into account when voting proxies for portfolios that do not incorporate social or sustainability considerations in their design, such as the Portfolios, if the Advisor believes that doing so is in the best interest of the portfolio and is otherwise consistent with applicable law and the Advisor’s duties, such as where material environmental or social risks may have economic ramifications for shareholders.

The Advisor has retained certain third-party proxy voting service providers (“Proxy Service Firms”) to provide information on shareholder meeting dates and proxy materials; translate proxy materials printed in a foreign language; provide research on proxy proposals; operationally process votes in accordance with the Voting Guidelines on behalf of a Portfolio; and provide reports concerning the proxies voted (“Proxy Voting Services”). Although the Advisor retains third-party service providers for Proxy Voting Services, the Advisor remains responsible for proxy voting decisions and making such decisions in accordance with its fiduciary duties. The Advisor has designed Voting Policies to prudently select, oversee and evaluate Proxy Service Firms consistent with the Advisor’s fiduciary duties, including with respect to the matters described below, which Proxy Service Firms have been engaged to provide Proxy Voting Services to support the Advisor’s voting in accordance with the Voting Policies. Prior to the selection of a new Proxy Service Firm and annually thereafter or more frequently if deemed necessary by the Advisor, the Committee will consider whether the Proxy Service Firm (i) has the capacity and competency to timely and adequately analyze proxy issues and provide the Proxy Voting Services the Proxy Service Firm has been engaged to provide and (ii) can make its recommendations in an impartial manner and in the best interests of the Advisor’s clients, and consistent with the Advisor’s Voting Policies and fiduciary duties. In the event that the Voting Guidelines are not implemented precisely as the Advisor intends because of the actions or omissions of any third party service providers, custodians or sub-custodians or other agents or any such persons experience any irregularities (e.g., misvotes or missed votes), then such instances will not necessarily be deemed by the Advisor as a breach of the Voting Policies.

Information regarding how a Portfolio voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year is available, no later than August 31 of each year, without charge, (i) by contacting the Fund at the address or telephone number appearing on the cover of this SAI, (ii) on the Advisor’s website at https://www.dimensional.com/who-we-are/investment-stewardship and (iii) on the SEC’s website at http://www.sec.gov.

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DISCLOSURE OF PORTFOLIO HOLDINGS

On each Business Day, prior to the opening of regular trading on its primary listing exchange, each Portfolio discloses on its website the portfolio holdings that will form the basis of the next NAV per share calculation as required by Rule 6c-11 of the Portfolio’s ETF Class shares. In addition, portfolio holdings information may also be made available to certain entities, including Fund service providers and institutional market participants, as described below.

Basket Composition Files

The Portfolios may make available through the facilities of the NSCC or through posting on a Portfolio’s publicly available website, prior to the opening of trading on each business day, (i) pricing basket files, which include full portfolio holdings; and (ii) trading basket files, which include the security names and share quantities to deliver in exchange for ETF Class shares, together with estimates and actual cash components.

Authorized Participants and Institutional Market Participants

The Advisor may provide certain information concerning a Portfolio’s portfolio holdings to certain entities (defined below) in a format not available to other current or prospective ETF Class shareholders in connection with the dissemination of information necessary for transactions in Creation Units, as contemplated by Rule 6c-11 under the 1940 Act. The “entities” referred to are generally limited to NSCC members and subscribers to various fee-based subscription services, including Authorized Participants and other institutional market participants and entities that provide information services. This information may or may not reflect the pro rata composition of the portfolio holdings of a Portfolio’s ETF Class shares.

Third-Party Service Providers

Certain portfolio holdings information may be disclosed to third-party service providers to the Fund (e.g., the Fund’s auditors, legal counsel, administrator, custodian, transfer agent) subject to appropriates confidentiality agreements with such service providers, as may be necessary to conduct business in the ordinary course in a manner consistent with applicable policies, agreements with the Portfolios, the terms of the current registration statements and federal securities laws and regulations thereunder. From time to time, and in the ordinary course of business, such information may also be disclosed, subject to appropriate confidentiality agreements, to other entities that provide services to the Portfolios, including pricing information vendors, and third parties that deliver analytical, statistical or consulting services to a Portfolio. The information is generally provided to such service providers after it has been disseminated to the NSCC.

Additional Communications

In addition to the daily posting of portfolio holdings discussed above, the Portfolios may also directly provide such portfolio holdings, or information derived from such portfolio holdings, to parties who specifically request it, provided that: (i) the availability of the Portfolios’ portfolio holdings is disclosed in the Portfolios’ registration statement, as required by applicable law, as well as on the Portfolios’ website; (ii) the Advisor determines that such disclosure is in the best interests of Portfolio shareholders; (iii) such information is made equally available to anyone requesting it; and (iv) it is determined that the disclosure does not present the risk of such information being used to trade against the Portfolios as the holdings information for the Portfolios is publicly disclosed on the Portfolios’ website daily, and no party is receiving an advantage over another.

The Portfolios do not selectively disclose non-public holdings information to third parties other than those disclosed above. If the Portfolios do selectively disclose holdings information the following procedures will be followed. The Head of the Global Client Group and the Fund’s Chief Compliance Officer (“Designated Persons”) or a delegate of the same, respectively, together may authorize the selective disclosure of non-public holdings information of the Portfolios to those entities (each a “Recipient”) who (1) specifically request the non-public holdings information for a purpose which the Designated Persons determine is consistent with a Portfolio’s legitimate business purpose, (2) the Designated Persons determine that such disclosure is in the best interest of the

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Portfolio’s shareholders and (3) in making such disclosure, no conflict exists between the Portfolio’s shareholders and those of the Advisor or the Fund’s principal underwriter. Prior to receiving non-public holdings information, a Recipient will execute a use and non-disclosure agreement and abide by its trading restrictions. The Fund’s Chief Compliance Officer or a delegate of the same will review and approve any delegates named by Designated Persons and will maintain list of the same.

FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP (“PwC”), Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042, is the Fund’s independent registered public accounting firm. PwC audits the Portfolios’ annual financial statements. The audited financial statements and financial highlights of the Portfolios for their fiscal year ended October 31, 2025, as set forth in the Fund’s Annual Financial Statements & Other Information, including the report of PwC, are incorporated by reference into this SAI.

A shareholder may obtain a copy of the Annual Financial Statements & Other Information upon request and without charge, by contacting the Fund at the address or telephone number appearing on the cover of this SAI.

PERFORMANCE DATA

Each Portfolio may compare its investment performance to appropriate market and investment company indices and investments for which reliable performance data is available. Such indices are generally unmanaged and are prepared by entities and organizations which track the performance of investment companies or investment advisors. Unmanaged indices often do not reflect deductions for administrative and management costs and expenses. The performance of a Portfolio may also be compared in publications to averages, performance rankings, or other information prepared by recognized investment company fund statistical services. Any performance information, whether related to a Portfolio or to the Advisor, should be considered in light of a Portfolio’s investment objective and policies, characteristics and the quality of the portfolio and market conditions during the time period indicated and should not be considered to be representative of what may be achieved in the future.

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Exhibit A

Summary of Proxy Voting Guidelines

General Approach to Corporate Governance and Proxy Voting

When voting (or refraining from voting) proxies, Dimensional1 seeks to act in the best interests of the funds and accounts Dimensional manages and consistent with applicable legal and fiduciary standards. Dimensional seeks to maximize shareholder value subject to the standards of legal and regulatory regimes (applicable to the Advisor or the client), listing requirements, corporate governance and stewardship codes, and the investment or voting guidelines of the fund or account. 2

Dimensional expects the members of a portfolio company’s board to act in the interests of their shareholders. Each portfolio company’s board should implement policies and adopt practices that align the interests of the board and management with those of its shareholders. Since a board’s main responsibility is to oversee management and to manage and mitigate risk, it is important that board members have the experience and skills to carry out that responsibility.

This summary outlines Dimensional’s global approach to key proxy voting issues and highlights particular considerations in specific markets.

Global Evaluation Framework

Dimensional’s Global Evaluation Framework sets out Dimensional’s general expectations for all portfolio companies. When implementing the principles contained in Dimensional’s Global Evaluation Framework in a given market, in addition to the relevant legal and regulatory requirements, Dimensional will consider local market practices. Additionally, for portfolio companies in the United States, Europe, the Middle East, Africa, Japan, Australia and other select Asia markets, Dimensional will apply the market-specific considerations contained in the relevant subsection in these Guidelines.

Uncontested Director Elections

Dimensional may vote against individual directors, committee members, or the full board of a portfolio company, such as in the following situations:

1. There are problematic audit-related practices;

2. There are problematic compensation practices or persistent pay for performance misalignment;

3. There are problematic anti-takeover provisions;

4. There have been material failures of governance, risk oversight, or fiduciary responsibilities;

5. The board has failed to adequately respond to shareholder concerns;

6. The board has demonstrated a lack of accountability to shareholders;

7. There is an ineffective board refreshment process3;

If a director is a member of multiple boards of various portfolio companies, and one of those boards has one of the issues listed in 1-7 above, Dimensional may vote against that director with respect to the board of the portfolio company with the issue as well as any other portfolio company boards.

Dimensional also considers the following when voting on directors of portfolio companies:

[1]

“Dimensional” refers to any of Dimensional Fund Advisors LP, Dimensional Fund Advisors Ltd., DFA Australia Limited, Dimensional Ireland Limited, Dimensional Fund Advisors Pte. Ltd. or Dimensional Japan Ltd.

[2]	For considerations in connection with ERISA-covered clients, see the Policy and its references to requirements under ERISA.
[3]

As used in these guidelines “board refreshment process” means the method for reviewing and establishing the composition of the board of the portfolio company (e.g., assessments or self-evaluation, succession planning, approach for searches for board members, criteria for qualification of board members).

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1. Board and committee independence;

2. Director attendance: Dimensional generally expects directors to attend at least 75% of board and committee meetings;

3. Director capacity to serve;

4. Board composition.

Board Refreshment

An effective board refreshment process for a portfolio company can include the alignment of directors’ skills with business needs, assessment of individual director performance and feedback, and a search process for new directors that appropriately incorporates qualification criteria. Dimensional believes information about a portfolio company’s assessment and refreshment process should be disclosed and should generally include:

• The processes and procedures by which the portfolio company identifies the key competencies that directors should possess in order to ensure the board is able to appropriately oversee the risks and opportunities associated with the portfolio company’s strategy and operations;

• How the performance of individual directors and the board as a whole is assessed;

• The alignment between the skills and expertise of each board member and the key competencies identified in the board assessment process;

• Board refreshment mechanisms;

• Director recruitment policies and procedures; and

• The extent to which diversity considerations are incorporated into board assessment and refreshment practices and director recruitment policies.

In evaluating a portfolio company’s refreshment process, Dimensional may consider, among other information:

• Whether the portfolio company’s board assessment process meets market best practices in terms of objectiveness, rigor, disclosure, and other criteria;

• Whether the portfolio company complies with market best practice with regards to refreshment mechanisms, including tenure limits; and

• Whether the portfolio company has board entrenchment devices, such as a classified board or plurality vote standard.

Dimensional may consider a board’s diversity when evaluating the effectiveness of a portfolio company’s board refreshment process. Dimensional may consider whether a portfolio company seeks to follow market best practices as the portfolio company nominates new directors and assesses the performance of existing directors who have the diversity of backgrounds, experiences, and skill-sets needed to effectively oversee management and manage risk.

If Dimensional believes that a portfolio company’s board assessment and refreshment process is not sufficiently rigorous, or if the portfolio company fails to disclose adequate information for Dimensional to assess the rigor of the process, Dimensional may vote against members of the Nominating Committee, or other relevant directors.

Bundled/Slate Director Elections

Dimensional generally opposes bundled director elections at portfolio companies; however, in markets where individual director elections are not an established practice, bundled elections are acceptable as long as the full list of candidates is disclosed in a timely manner.

Contested Director Elections

In the case of contested board elections at portfolio companies, Dimensional takes a case-by-case approach. With the goal of maximizing shareholder value, Dimensional considers the qualifications of the nominees, the likelihood

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that each side can accomplish their stated plans, the portfolio company’s corporate governance practices, and the incumbent board’s history of responsiveness to shareholders.

Board Size

Dimensional believes that portfolio company boards are responsible for determining an appropriate size of the board of directors within the confines of relevant corporate governance codes and best practice standards. However, Dimensional will generally oppose proposals to alter board structure or size in the context of a fight for control of the portfolio company or the board.

Auditors

Dimensional will typically support the ratification of auditors unless there are concerns with the auditor's independence, the accuracy of the auditor’s report, the level of non-audit fees, or if lack of disclosure makes it difficult for us to assess these factors.

In addition to voting against the ratification of the auditors, Dimensional may also vote against or withhold votes from audit committee members at portfolio companies in instances of fraud, material weakness, or significant financial restatements.

Anti-Takeover Provisions

Dimensional believes that the market for corporate control, which often results in acquisitions which increase shareholder value, should be able to function without undue restrictions. Takeover defenses such as shareholder rights plans (poison pills) can lead to entrenchment of management and reduced accountability at the board level. Dimensional will generally vote against the adoption of anti-takeover provisions. Dimensional may vote against directors at portfolio companies that adopt or maintain anti-takeover provisions without shareholder approval post-initial public offering (“IPO”) or adopted such structures prior to, or in connection with, an IPO. Dimensional may vote against such directors not just at the portfolio company that adopted the anti-takeover provision, but at all other portfolio company boards they serve on.

Related-Party Transactions

Dimensional believes portfolio company related-party transactions should be minimized. When such transactions are determined to be fair to the portfolio company and its shareholders in accordance with the portfolio company’s policies and governing law, they should be thoroughly disclosed in public filings.

Amendments to Articles of Association/Incorporation

Dimensional expects the details of proposed amendments to articles of association or incorporation, or similar portfolio company documents, to be clearly disclosed. Dimensional will typically support such amendments that are routine in nature or are required or prompted by regulatory changes. Dimensional may vote against amendments that negatively impact shareholder rights or diminish board oversight.

Equity Based Remuneration

Dimensional supports the adoption of equity plans that align the interests of the portfolio company board, management, and portfolio company employees with those of shareholders.

Dimensional will evaluate equity plans on a case-by-case basis, taking into account the potential dilution to shareholders, the portfolio company’s historical use of equity, and the particular plan features.

Executive Remuneration

Dimensional supports remuneration for executives that is clearly linked to the portfolio company’s performance. Remuneration should be designed to attract, retain and appropriately motivate and serve as a means to align the interests of executives with those of shareholders.

Dimensional expects portfolio companies to structure executive compensation in a manner that does not insulate management from the consequences of failures of risk oversight and management. Dimensional typically supports clawback provisions in executive compensation plans as a way to mitigate risk of excessive risk taking by executives at portfolio companies.

Dimensional supports remuneration plan metrics that are quantifiable and clearly tied to company strategy and the creation of shareholder value. The use of standard financial metrics, for example, metrics based on generally accepted accounting principles (“GAAP”) or international financial reporting standards, when determining executive

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pay is generally considered by Dimensional to be preferable. The use of non-standard metrics, including those involving large non-GAAP adjustments, result in less transparency for investors and may lead to artificially high executive pay. In evaluating a portfolio company’s executive compensation, Dimensional considers whether the portfolio company is disclosing what each metric is intended to capture, how performance is measured, what targets have been set, and performance against those targets. While environmental and social (E&S) issues may be material for shareholder value, Dimensional believes linking E&S metrics to executive pay in a quantifiable and transparent manner can present particular challenges. Dimensional will seek to focus on the rigor of E&S metrics and will seek to scrutinize payouts made under these metrics, particularly when there has been underperformance against other metrics tied to financial performance or shareholder value.

To the extent that remuneration is clearly excessive and not aligned with the portfolio company’s performance or other factors, Dimensional would not support such remuneration. Additionally, Dimensional expects portfolio companies to strive to follow local market practices with regards to the specific elements of remuneration and the overall structure of the remuneration plan.

Therefore, Dimensional reviews proposals seeking approval of a portfolio company’s executive remuneration plan closely, taking into account the quantum of pay, portfolio company performance, and the structure of the plan.

In markets where components of executive remuneration, such as performance rights or options, are required to be subject to a separate shareholder vote, Dimensional will consider these proposals in line with the principles above.

Director Remuneration

Dimensional will generally support director remuneration at portfolio companies that is reasonable in both size and composition relative to industry and market norms.

Mergers & Acquisitions (M&A)

Dimensional’s primary consideration in evaluating mergers and acquisitions is maximizing shareholder value. Given that Dimensional believes market prices reflect future expected cash flows, an important consideration is the price reaction to the announcement, and the extent to which the deal represents a premium to the pre-announcement price. Dimensional will also consider the strategic rationale, potential conflicts of interest, and the possibility of competing offers.

Dimensional may vote against deals where there are concerns with the acquisition process or where there appear to be significant conflicts of interest.

Capitalization

Dimensional will vote case-by-case on proposals related to portfolio company share issuances, taking into account the purpose for which the shares will be used, the risk to shareholders of not approving the request, and the dilution to existing shareholders.

Unequal Voting Rights

Dimensional opposes the creation of share structures that provide for unequal voting rights, including dual class stock with unequal voting rights or mechanisms such as loyalty shares that may skew economic ownership and voting rights within the same class of shares, and will generally vote against proposals to create or continue such structures. On a case-by-case basis, Dimensional may also vote against directors at portfolio companies that adopt or maintain such structures without shareholder approval post-IPO or adopted such structures prior to, or in connection with, an IPO.

Say on Climate

Dimensional will generally vote against management and shareholder proposals to introduce say on climate votes, which propose that companies’ climate-risk management plans are put to a recurring advisory shareholder vote. Dimensional believes that strategic planning, including mitigation of climate-related risks and oversight of opportunities presented by potential climate change is the responsibility of the portfolio company board and should not be delegated or transferred to shareholders. If a portfolio company’s climate-risk management plan is put to a shareholder vote then Dimensional will generally vote against the plan, regardless of the level of detail contained in the plan, to indicate our opposition to the delegation of oversight implied by such votes. If Dimensional observes that a portfolio company board is failing to adequately guard shareholder value through strategic planning, Dimensional may vote against directors.

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Shareholder Proposals

Dimensional’s goal when voting on portfolio company shareholder proposals is to support those proposals that protect or enhance shareholder value through improved board accountability, improved policies and procedures, or improved disclosure.

Dimensional will typically vote with management on environmental and social (E&S) shareholder proposals. In certain circumstances, including if the E&S matter may have a material impact on the portfolio company, Dimensional may determine a case-by-case analysis is warranted, in which case we will consider if supporting the proposal is likely to provide shareholders with meaningful information about a portfolio company’s handling of environmental or social risk through improved board accountability, improved policies or procedures, or improved disclosures.

Virtual Meetings

Dimensional does not oppose the use of virtual-only meetings if shareholders are provided with the same rights and opportunities as available during a physical meeting, including:

• The ability to see and hear portfolio company representatives;

• The ability to ask questions of portfolio company representatives; and

• The ability to see or hear questions submitted to portfolio company representatives by other shareholders, including those questions not answered by portfolio company representatives.

Disclosure of Vote Results

Dimensional expects detailed disclosure of voting results. In cases where vote results have not been disclosed within a reasonable time frame, Dimensional may vote against individual directors, committee members, or the full board of a portfolio company.

Disclosure of Meeting Materials

Dimensional expects timely disclosure of meeting notice and materials. Dimensional may vote against individual directors or committee members if disclosure is not made with sufficient time for shareholders to consider the materials prior to the shareholder meeting.

Voting Guidelines for Environmental and Social Matters

Dimensional believes that portfolio company boards are responsible for addressing material environmental and social risks within their duties. If a portfolio company is unresponsive to environmental or social risks that may have material economic ramifications for shareholders, Dimensional may vote against directors individually, committee members, or the entire board, or may vote in favor of related shareholder proposals consistent with Dimensional’s general approach to such E&S proposals. Dimensional may communicate with portfolio companies to better understand the alignment of the interests of boards and management with those of shareholders on these topics.

Evaluating Disclosure of Material Environmental or Social Risks

Dimensional generally believes that information about the oversight and mitigation of material environmental or social risks should be disclosed by portfolio companies. Dimensional generally expects the disclosure regarding oversight and mitigation to include:

• A description of material risks.

• A description of the process for identifying and prioritizing such risks and how frequently it occurs.

• The policies and procedures governing the handling of each material risk.

• A description of the management-level roles/groups involved in oversight and mitigation of each material risk.

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• A description of the metrics used to assess the effectiveness of mitigating each material risk, and the frequency at which performance against these metrics is assessed.

• A description of how the board is informed of material risks and the progress against relevant metrics.

In certain instances where Dimensional determines that disclosure by a portfolio company is insufficient for a shareholder to be able to adequately assess the relevant risks facing a portfolio company, or where a portfolio company has faced a material controversy in relation to the issue, Dimensional may, on a case-by-case basis, vote against individual directors, committee members, or the entire board, or may vote in favor of related shareholder proposals consistent with Dimensional’s general approach to such proposals.

Political and Lobbying Activities

Dimensional expects boards of portfolio companies to exercise oversight of political and lobbying-related expenditures and ensure that such spending is in line with shareholder interests.

In evaluating a portfolio company’s policies related to political and lobbying expenditure, Dimensional expects the following practices:

• The board to adopt policies and procedures to oversee political and lobbying expenditures;

• The details of the board oversight, including the policies and procedures governing such expenditures, to be disclosed publicly; and

• That board oversight of political and lobbying activities, such as spending, should include ensuring that the portfolio company’s publicly stated positions are in alignment with its related activities and spending.

Human Capital Management

Dimensional expects boards of portfolio companies to exercise oversight of human capital management issues. Dimensional expects portfolio companies to disclose sufficient information for shareholders to understand the policies, procedures, and personnel a portfolio company has in place to address issues related to human capital management. This disclosure should include the portfolio company’s human capital management goals in key areas, such as compensation, employee health and wellness, employee training and development, and workforce composition, as well as the metrics by which the portfolio company assesses performance against these goals.

Climate-Related Risks

Dimensional expects boards of portfolio companies to exercise oversight of climate-related risks that may have a material impact on the portfolio company. Climate-related risks may include physical risks from changing weather patterns and/or transitional risks from changes in regulation or consumer preferences. Dimensional expects portfolio companies to disclose information on their handling of these risks, to the extent those risks may have a material impact on the portfolio company. Disclosure should include:

• The specific risks identified.

• The potential impact these risks could have on the portfolio company’s business, operations, or strategy.

• Whether the risks are overseen by a specific committee or the full board.

• The frequency with which the board or responsible board committee receives updates on the risks and the types of information reviewed.

• The management-level roles/groups responsible for managing these risks.

• The metrics used to assess the handling of these risks, how they are calculated, and the reason for their selection, particularly when the metrics recommended by a recognized third-party framework, such as Task Force for Climate-related Financial Disclosures (TCFD), International Sustainability Standards Board (ISSB), or Sustainability Accounting Standards Board (SASB) Standards, are not being used.

• Targets used by the portfolio company to manage climate-related risks and performance against those targets.

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Human Rights

Dimensional expects portfolio company boards to exercise oversight of human rights issues that could pose a material risk to the business, including forced labor, child labor, privacy, freedom of expression, and land and water rights. Dimensional expects portfolio companies to disclose information on their handling of these risks, to the extent those risks may have a material impact on the portfolio company. Disclosure should include:

• The specific risks identified

• The potential impact these risks could have on the portfolio company’s business, operations, or strategy

• Whether the risks are overseen by a specific committee or the full board

• The frequency with which the board or responsible board committee receives updates on the risks and the types of information reviewed

• Details on how the portfolio company monitors human rights throughout the organization and supply chain, including the scope and frequency of audits and how instances of non-compliance are resolved

• The policies governing human rights throughout the organization and supply chain and the extent to which the policy aligns with recognized global frameworks such as the UN’s Guiding Principles on Human Rights and the OECD’s Guidelines for Multinational Enterprises

• Details of violations of the policy and corrective action taken

Technology

Dimensional expects portfolio company boards to exercise oversight of the use of technology, including artificial intelligence (AI), throughout and disclose information of their handling of any associated risks, to the extent such risks could be material to the business. With respect to cybersecurity risks in particular, disclosure should include:

• Policies and procedures to manage cybersecurity risk and identify cybersecurity incidents

• The role of management in implementing cybersecurity policies and procedures

• The role of the board in overseeing cybersecurity risk and the process by which the board is informed of incidents.

• Material cybersecurity incidents and remedial actions taken.

Evaluation Framework for U.S. Listed Companies

Director Elections:

Uncontested Director Elections

Shareholders elect the board of a portfolio company to represent their interests and oversee management and expect boards to adopt policies and practices that align the interests of the board and management with those of shareholders and limit the potential for conflicts of interest.

One of the most important measures aimed at ensuring that portfolio company shareholders’ interests are represented is an independent board of directors, made up of individuals with the diversity of backgrounds, experiences, and skill-sets needed to effectively oversee management and manage risk. Dimensional expects portfolio company boards to be majority independent and key committees to be fully independent.

Dimensional believes shareholders should have a say in who represents their interests and portfolio companies should be responsive to shareholder concerns. Dimensional may vote against or withhold votes from individual directors, committee members, or the full board, and may also vote against such directors when they serve on other portfolio company boards, in the following situations:

• The continued service of directors who failed to receive the support of a majority of shareholders (regardless of whether the portfolio company uses a majority or plurality vote standard).

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• Failure to adequately respond to majority-supported shareholder proposals.

Contested Director Elections

In the case of contested board elections at portfolio companies, Dimensional takes a case-by-case approach. With the goal of maximizing shareholder value, Dimensional considers the qualifications of the nominees, the likelihood that each side can accomplish their stated plans, the portfolio company’s corporate governance practices, the incumbent board’s history of responsiveness to shareholders, and the market’s reaction to the contest.

Board Structure and Composition:

Age and Term Limits

Dimensional believes it is the responsibility of a portfolio company’s nominating committee to ensure that the portfolio company’s board of directors is composed of individuals with the skills needed to effectively oversee management and will generally oppose proposals seeking to impose age or term limits for directors.

That said, portfolio companies should clearly disclose their director evaluation and board refreshment policies in their proxy. Lack of healthy turnover on the board of a portfolio company or lack of observable diversity on a portfolio company board may lead Dimensional to scrutinize the rigor of a portfolio company’s board refreshment process.

CEO/Chair

Dimensional believes that the portfolio company boards are responsible for determining whether the separation of roles is appropriate and adequately protects the interests of shareholders.

At portfolio companies with a combined CEO/Chair, Dimensional expects the board to appoint a lead independent director with specific responsibilities, including the setting of meeting agendas, to seek to ensure the board is able to act independently.

Recent environmental, social, and governance controversies resulting from inadequate board oversight may be taken into account when voting on shareholder proposals seeking the separation of the roles of CEO and Chair at a portfolio company.

Governance Practices:

Classified Boards

Dimensional believes director votes are an important mechanism to increase board accountability to shareholders. Dimensional therefore advocates for boards at portfolio companies to give shareholders the right to vote on the entire slate of directors on an annual basis.

Dimensional will generally support proposals to declassify existing boards at portfolio companies and will generally oppose efforts by portfolio companies to adopt classified board structures, in which only part of the board is elected each year.

Dimensional will generally vote against or withhold votes from incumbent directors at portfolio companies that adopt a classified board without shareholder approval. Dimensional may also vote against or withhold votes from directors at portfolio companies that adopt classified boards prior to or in connection with an IPO, unless accompanied by a reasonable sunset provision.

Dual Classes of Stock

Dual class share structures are generally seen as detrimental to shareholder rights, as they are accompanied by unequal voting rights. Dimensional believes in the principle of one share, one vote.

Dimensional opposes the creation of dual-class share structures with unequal voting rights at portfolio companies and will generally vote against proposals to create or continue dual-class capital structures.

Dimensional will generally vote against or withhold votes from directors at portfolio companies that adopt a dual-class structure without shareholder approval after the portfolio company’s IPO. Dimensional will generally vote against or withhold votes from directors for implementation of a dual-class structure prior to or in connection with an IPO, unless accompanied by a reasonable sunset provision.

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Supermajority Vote Requirements

Dimensional believes that the affirmative vote of a majority of shareholders of a portfolio company should be sufficient to approve items such as bylaw amendments and mergers. Dimensional will generally vote against proposals seeking to implement a supermajority vote requirement and for shareholder proposals seeking the adoption of a majority vote standard.

Dimensional will generally vote against or withhold votes from incumbent directors at portfolio companies that adopt a supermajority vote requirement without shareholder approval. Dimensional may also vote against or withhold votes from directors at portfolio companies that adopt supermajority vote requirements prior to or in connection with an IPO, unless accompanied by a reasonable sunset provision.

Shareholder Rights Plans (Poison Pills)

Dimensional generally opposes poison pills. As a result, Dimensional may vote against the adoption of a pill and all directors at a portfolio company that put a pill in place without first obtaining shareholder approval. Votes against (or withheld votes from) directors may extend beyond the portfolio company that adopted the pill, to all boards the directors serve on.

Cumulative Voting

Under cumulative voting, each shareholder is entitled to the number of his or her shares multiplied by the number of directors to be elected. Shareholders have the flexibility to allocate their votes among directors in the proportion they see fit, including casting all their votes for one director. This is particularly impactful in the election of dissident candidates to the board in the event of a proxy contest.

Dimensional will typically support proposals that provide for cumulative voting and against proposals to eliminate cumulative voting unless the portfolio company has demonstrated that there are adequate safeguards in place, such as proxy access and majority voting.

Majority Voting

For the election of directors, portfolio companies may adopt either a majority or plurality vote standard. In a plurality vote standard, the directors with the most votes are elected. If the number of directors up for election is equal to the number of board seats, each director only needs to receive one vote in order to be elected. In a majority vote standard, in order to be elected, a director must receive the support of a majority of shares voted or present at the meeting.

Dimensional supports a majority (rather than plurality) voting standard for uncontested director elections at portfolio companies. The majority vote standard should be accompanied by a director resignation policy to address failed elections.

To account for contested director elections, portfolio companies with a majority vote standard should include a carve-out for plurality voting in situations where there are more nominees than seats.

Right to Call Meetings and Act by Written Consent

Dimensional will generally support the right of shareholders to call special meetings of a portfolio company board (if they own 25% of shares outstanding) and take action by written consent.

Proxy Access

Dimensional will typically support management and shareholder proposals for proxy access that allow a shareholder (or group of shareholders) holding three percent of voting power for three years to nominate up to 25 percent of a portfolio company board. Dimensional will typically vote against proposals that are more restrictive than these guidelines.

Amend Bylaws/Charters

Dimensional believes that shareholders should have the right to amend a portfolio company’s bylaws. Dimensional will generally vote against or withhold votes from incumbent directors at portfolio companies that place substantial restrictions on shareholders’ ability to amend bylaws through excessive ownership requirements for submitting proposals or restrictions on the types of issues that can be amended.

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Exclusive Forum

Dimensional is generally supportive of management proposals at portfolio companies to adopt an exclusive forum for shareholder litigation.

Indemnification and Exculpation of Directors and Officers

Dimensional intends to evaluate proposals seeking to enact or expand indemnification or exculpation provisions on a case-by-case basis considering board rationale and specific provisions being proposed.

Advance Notice Provisions

Portfolio company bylaw amendments known as “advance notice provisions” set out the steps shareholders must follow when submitting an item for inclusion on the agenda of a shareholder meeting. These provisions may serve as an entrenchment device that can result in reduced accountability at the board level in cases where they impose onerous requirements on shareholders wishing to submit a nominee for the board of directors. When evaluating advanced notice provisions, whether for the submission of a shareholder candidate or the submission of other permissible proposals, Dimensional generally does not support provisions that:

• Require shareholder-nominated candidates to disclose information that is not required for new board-nominated candidates

• Impose unduly burdensome disclosure requirements on shareholder proponents

• Significantly limit the time period shareholders have to submit proposals or nominees

Dimensional may vote against or withhold votes from directors who adopt such provisions without shareholder approval.

Executive and Director Compensation:

Equity-Based Compensation

Dimensional supports the adoption of equity plans that align the interests of portfolio company board, management, and portfolio company employees with those of shareholders.

Dimensional will evaluate equity plans on a case-by-case basis, taking into account the potential dilution to shareholders, the portfolio company’s historical use of equity, and the particular plan features.

Dimensional will typically vote against plans that have features that have a negative impact on shareholders of portfolio companies. Such features include single-trigger or discretionary vesting, an overly broad definition of change in control, a lack of minimum vesting periods for grants, evergreen provisions, and the ability to reprice shares without shareholder approval.

Dimensional may also vote against equity plans if problematic equity grant practices have contributed to a pay for performance misalignment at the portfolio company.

Employee Stock Purchase Plans

Dimensional will generally support qualified employee stock purchase plans (as defined by Section 423 of the Internal Revenue Code), provided that the purchase price is no less than 85 percent of market value, the number of shares reserved for the plan is no more than ten percent of outstanding shares, and the offering period is no more than 27 months.

Advisory Votes on Executive Compensation (Say on Pay)

Dimensional supports reasonable compensation for executives that is clearly linked to the portfolio company’s performance. Compensation should serve as a means to align the interests of executives with those of shareholders. To the extent that compensation is excessive, it represents a transfer to management of shareholder wealth. Therefore, Dimensional reviews proposals seeking approval of a portfolio company’s executive compensation plan closely, taking into account the quantum of pay, portfolio company performance, and the structure of the plan.

Certain practices, such as:

• multi-year guaranteed bonuses

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• excessive severance agreements (particularly those that vest without involuntary job loss or diminution of duties or those with excise-tax gross-ups)

• single, or the same, metrics used for both short-term and long-term executive compensation plans may encourage excessive risk-taking by executives at portfolio companies and are generally opposed by Dimensional.

At portfolio companies that have a history of problematic pay practices or excessive compensation, Dimensional will consider the portfolio company’s responsiveness to shareholders’ concerns and may vote against or withhold votes from members of the Compensation Committee if these concerns have not been addressed.

Frequency of Say on Pay

Executive compensation in the United States is typically composed of three parts: 1) base salary; 2) cash bonuses based on annual performance (short-term incentive awards); 3) and equity awards based on performance over a multi-year period (long-term incentive awards).

Dimensional supports triennial say on pay because it allows for a longer-term assessment of whether compensation was adequately linked to portfolio company performance. This is particularly important in situations where a portfolio company makes significant changes to their long-term incentive awards, as the effectiveness of such changes in aligning pay and performance cannot be determined in a single year.

If there are serious concerns about a portfolio company’s compensation plan in a year where the plan is not on the ballot, Dimensional may vote against or withhold votes from members of the Compensation Committee.

Executive Severance Agreements (Golden Parachutes)

Dimensional analyzes golden parachute proposals on a case-by-case basis.

Dimensional expects payments to be reasonable on both an absolute basis and relative to the value of the transaction. Dimensional will typically vote against agreements with cash severance of more than 3x salary and bonus.

Dimensional expects vesting of equity to be contingent on both a change in control and a subsequent involuntary termination of the employee (“double-trigger change in control”).

Corporate Actions:

Reincorporation

Dimensional will evaluate reincorporation proposals on a case-by-case basis.

Dimensional may vote against reincorporations if the move would result in a substantial diminution of shareholder rights at the portfolio company.

Capitalization:

Increase Authorized Shares

Dimensional will vote case-by-case on proposals seeking to increase common or preferred stock of a portfolio company, taking into account the purpose for which the shares will be used and the risk to shareholders of not approving the request.

Dimensional will typically vote against requests for common or preferred stock issuances that are excessively dilutive relative to common market practice.

Dimensional will typically vote against proposals at portfolio companies with multiple share classes to increase the number of shares of the class with superior voting rights.

Blank Check Preferred Stock

Blank check preferred stock is stock that can be issued at the discretion of the board, with the voting, conversion, distribution, and other rights determined by the board at the time of issue. Therefore, blank check preferred stock can potentially serve as means to entrench management and prevent takeovers at portfolio companies.

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To mitigate concerns regarding what Dimensional believes is the inappropriate use of blank check preferred stock, Dimensional expects portfolio companies seeking approval for blank preferred stock to clearly state that the shares will not be used for anti-takeover purposes.

Share Repurchases

Dimensional will generally support open-market share repurchase plans that allow all shareholders to participate on equal terms. Portfolio companies that use metrics such as earnings per share (EPS) in their executive compensation plans should ensure that the impact of such repurchases are taken into account when determining payouts.

Shareholder Proposals:

In instances where a shareholder proposal is excluded from the meeting agenda, Dimensional expects the portfolio company to provide shareholders with substantive disclosure concerning this exclusion. In certain instances, Dimensional may vote against or withhold votes from certain directors on a case-by-case basis if such disclosure is lacking.

Evaluation Framework for Europe, the Middle East, and Africa (EMEA) Listed Companies

Continental Europe:

Director Election Guidelines

• Portfolio company boards should be majority independent (excluding shareholder or employee representatives as provided by law); however, lower levels of board independence may be acceptable in controlled companies and in those markets where local best practice indicates that at least one-third of the board be independent.

• A majority of audit and remuneration committee members (excluding shareholder or employee representatives as provided by law) should be independent; the committees overall should be at least one-third independent.

• Executives should generally not serve on audit and remuneration committees.

• The CEO and board chair roles should generally be separate.

• Portfolio companies should comply with Directive (EU) 2022/2381 (Gender Balance on Boards of Certain Companies) Regulation 2025 to the extent transposed into national law, relevant listing rules, corporate governance codes, and market best practices with regards to board composition.

Remuneration Guidelines

Dimensional expects annual remuneration reports published by portfolio companies pursuant to the Shareholder Rights Directive II to disclose, at a minimum:

• The amount paid to executives;

• Alignment between pay and performance;

• The targets used for variable incentive plans and the ex-post levels achieved; and

• The rationale for any discretion applied.

Other Market Specific Guidelines for Continental Europe

• In Austria, Germany, and the Netherlands, Dimensional will generally vote against the appointment of a former CEO as chairman of the board of directors or supervisory board of a portfolio company.

United Kingdom:

Dimensional expects portfolio companies to follow the applicable requirements of the FCA Listing Rules, the UK Corporate Governance Code, and market best practice with regards to board and committee composition. When evaluating portfolio company boards Dimensional will also consider the recommendations of the FTSE Women Leaders and Parker Reviews with regards to board composition.

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Dimensional expects companies to align their remuneration with the requirements of the UK Corporate Governance Code and to consider best practices such as those set forth in the Investment Association Principles of Remuneration.

With respect to capital structure, Dimensional will consider expectations set forth in the Investment Association’s Share Capital Management Guidelines and the Pre-Emption Group Statement of Principles and the Pensions and Lifetime Savings Association Guidelines.

Ireland:

Dimensional expects Irish-incorporated portfolio companies with their primary listing on Euronext Dublin to follow the requirements of the Irish Corporate Governance Code.

Dimensional expects Irish-incorporated companies to follow the requirements of S.I. No. 215/2015 – European Union (Gender Balance on Boards of Certain Companies) Regulations 2025 with respect to evaluating board composition.

South Africa:

Dimensional expects portfolio companies to follow the recommendations of the King Report on Corporate Governance (King Code IV) with regards to board and committee composition.

Framework for Evaluating Australia and New Zealand-Listed Companies

Uncontested Director Elections

Shareholders elect the board of a portfolio company to represent their interests and oversee management and expect portfolio company boards to adopt policies and practices that align the interests of the board and management with those of shareholders and limit the potential for conflicts of interest.

One of the most important measures aimed at ensuring that portfolio company shareholders’ interests are represented is an independent board of directors, made up of individuals with the diversity of backgrounds, experiences, and skill-sets needed to effectively oversee management and manage risk. Dimensional expects portfolio company boards to be majority independent.

Dimensional believes that key audit and remuneration committees should be composed of independent directors. Dimensional will generally vote against executive directors of the portfolio company who serve on the audit committee or who serve on the remuneration committee if the remuneration committee is not majority independent.

When evaluating portfolio company boards, Dimensional will consider the ASX Corporate Governance Council Principles and Recommendations and the NZX Corporate Governance Code, respectively, with respect to board composition. Additionally, Dimensional will generally vote against individual directors or committee members at portfolio companies with no female representation on the board. At companies listed on the S&P/NZX 20, Dimensional generally expects at least 30 percent board female representation.

CEO/Chair

Dimensional expects Australian and New Zealand portfolio companies to separate the CEO and board chair roles, with the board chair being an independent director, in line with the expectations set forth in the ASX Corporate Governance Council Principles and Recommendations and the NZX Corporate Governance Code, respectively.

Auditors

Neither Australian nor New Zealand law requires the annual ratification of auditors; therefore, concerns with a portfolio company's audit practices will be reflected in votes against members of the audit committee in both markets.

Dimensional may vote against audit committee members at a portfolio company if there are concerns with the auditor's independence, the accuracy of the auditor’s report, the level of non-audit fees, or if lack of disclosure makes it difficult to assess these factors.

Dimensional may also vote against audit committee members in instances of fraud or material failures in oversight of audit functions.

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Share Issuances

Dimensional will evaluate requests for share issuances on a case-by-case basis, taking into account factors such as the impact on current shareholders and the rationale for the request.

When voting on approval of prior share distributions, at Australian and New Zealand portfolio companies, Dimensional will generally support prior issuances that conform to the dilution guidelines set out in ASX Listing Rule 7.1 and NZX Listing Rule 4, respectively.

Share Repurchase

Dimensional will evaluate requests for share repurchases on a case-by-case basis, taking into account factors such as the impact on current shareholders, the rationale for the request, and the portfolio company’s history of repurchases. Dimensional expects repurchases to be made in arms-length transactions using independent third parties.

Dimensional may vote against portfolio company plans that do not include limitations on the portfolio company’s ability to use the plan to repurchase shares from third parties at a premium and limitations on the use of share purchases as an anti-takeover device.

Constitution Amendments

Dimensional will evaluate requests for amendments to a portfolio company’s constitution on a case-by-case basis. The primary consideration will be the impact on the rights of shareholders.

Non-Executive Director Remuneration

Dimensional will support non-executive director remuneration at portfolio companies that is reasonable in both size and composition relative to industry and market norms.

Dimensional will generally vote against components of non-executive director remuneration that are likely to impair a director’s independence, such as options or performance-based remuneration.

Equity-Based Remuneration

Dimensional supports the adoption of equity plans that align the interests of the portfolio company board, management, and portfolio company employees with those of shareholders.

Companies should clearly disclose components of the plan, including vesting periods and performance hurdles.

Dimensional may vote against plans that are exceedingly dilutive to existing shareholders. Plans that permit retesting or repricing will generally be viewed unfavorably.

Dimensional may vote against the granting of equity-based awards, such as performance rights, stock options, and stock appreciation rights, to specific executives, including CEOs and Managing Directors, if also voting against the portfolio company’s remuneration report under the analysis set forth in the Executive Remuneration section of the Global Framework.

Framework for Evaluating Japan-Listed Securities

Uncontested Director Elections

Shareholders elect the board of a portfolio company to represent their interests and oversee management and expect portfolio company boards to adopt policies and practices that align the interests of the board and management with those of shareholders and limit the potential for conflicts of interest.

One of the most important measures aimed at ensuring that portfolio company shareholders’ interests are represented is an independent board of directors, made up of individuals with the diversity of backgrounds, experiences, and skill sets needed to effectively oversee management and manage risk. With respect to board composition, Dimensional may consider local market practice, including requirements under the Japan Corporate Governance Code, and may vote against directors if the board does not meet established market norms.

At portfolio companies with a three-committee structure, Dimensional expects at least one-third of the board to be outsiders. Ideally, the board should be majority independent. At portfolio companies with a three-committee structure that have a controlling shareholder, at least two directors and at least one-third of the board should be independent outsiders.

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At portfolio companies with an audit committee structure, Dimensional expects at least one-third of the board to be outsiders. Ideally, the audit committee should be entirely independent; at minimum, any outside directors who serve on the committee should be independent. At portfolio companies with an audit committee structure that have a controlling shareholder, at least two directors and at least one-third of the board should be independent outsiders.

At portfolio companies with a statutory auditor structure, Dimensional expects at least two directors and at least one-third of the board to be outsiders. At portfolio companies with a statutory auditor structure that have a controlling shareholder, the board should be majority independent.

Statutory Auditors

Statutory auditors are responsible for effectively overseeing management and ensuring that decisions made are in the best interest of shareholders. Dimensional may vote against statutory auditors who are remiss in their responsibilities.

When voting on outside statutory auditors, Dimensional expects nominees to be independent and to have the capacity to fulfill the requirements of their role as evidenced by attendance at meetings of the board of directors or board of statutory auditors.

Director and Statutory Auditor Compensation

Dimensional will support compensation for portfolio company directors and statutory auditors that is reasonable in both size and composition relative to industry and market norms.

When requesting an increase to the level of director fees, Dimensional expects portfolio companies to provide a specific reason for the increase. Dimensional will generally support an increase of director fees if it is in conjunction with the introduction of performance-based compensation, or where the ceiling for performance-based compensation is being increased. Dimensional will generally not support an increase in director fees if there is evidence that the directors have been remiss in effectively overseeing management or ensuring that decisions made are in the best interest of shareholders.

Dimensional will typically support an increase to the statutory auditor compensation ceiling unless there is evidence that the statutory auditors have been remiss in effectively overseeing management or ensuring that decisions made are in the best interest of shareholders.

Dimensional will generally support the granting of annual bonuses to portfolio company directors and statutory auditors unless there is evidence the board or the statutory auditors have been remiss in effectively overseeing management or ensuring that decisions made are in the best interest of shareholders.

Dimensional generally supports the granting of retirement benefits to portfolio company insiders, so long as the individual payments, and aggregate amount of such payments, is disclosed.

Dimensional will generally vote against the granting of retirement bonuses if there is evidence the portfolio company board or statutory auditors have been remiss in effectively overseeing management or ensuring that decisions made are in the best interest of shareholders.

Equity Based Compensation

Dimensional supports the adoption of equity plans that align the interests of the portfolio company board, management, and portfolio company employees with those of shareholders.

Dimensional will typically support stock option plans to portfolio company executives and employees if total dilution from the proposed plans and previous plans does not exceed 5 percent for mature companies or 10 percent for growth companies.

Dimensional will generally vote against stock plans if upper limit of options that can be issued per year is not disclosed.

For deep-discounted stock option plans, Dimensional typically expects portfolio companies to disclose specific performance hurdles.

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Capital Allocation

Dimensional will typically support well-justified dividend payouts that do not negatively impact the portfolio company's overall financial health.

Share Repurchase

Dimensional is typically supportive of portfolio company boards having discretion over share repurchases absent concerns with the portfolio company’s balance sheet management, capital efficiency, buyback and dividend payout history, board composition, or shareholding structure.

Dimensional will typically support proposed repurchases that do not have a negative impact on shareholder value.

For repurchases of more than 10 percent of issue share capital, Dimensional expects the portfolio company to provide a robust explanation for the request.

Cross-Shareholding

Dimensional generally believes that portfolio companies should not allocate significant portions of their net assets to investments in companies for non-investment purposes. For example, in order to strengthen relationships with customers, suppliers, or borrowers. Such cross-shareholding, whether unilateral or reciprocal, can compromise director independence, entrench management, and reduce director accountability to uninterested shareholders. Dimensional may vote against certain directors at companies with excessive cross-shareholdings.

Shareholder Rights Plans (Poison Pills)

Dimensional believes the market for corporate control, which can result in acquisitions that are accretive to shareholders, should be able to function without undue restrictions. Takeover defenses such as poison pills can lead to entrenchment and reduced accountability at the board level.

Indemnification and Limitations on Liability

Dimensional generally supports limitations on liability for directors and statutory auditors in ordinary circumstances.

Limit Legal Liability of External Auditors

Dimensional generally opposes limitations on the liability of external auditors.

Increase in Authorized Capital

Dimensional will typically support requests for increases of less than 100 percent of currently authorized capital, so long as the increase does not leave the portfolio company with less than 30 percent of the proposed authorized capital outstanding.

For increases that exceed these guidelines, Dimensional expects portfolio companies to provide a robust explanation for the increase.

Dimensional will generally not support requests for increases that will be used as an anti-takeover device.

Expansion of Business Activities

For well performing portfolio companies seeking to expand their business into enterprises related to their core business, Dimensional will typically support management requests to amend the portfolio company’s articles to expand the portfolio company’s business activities.

Framework for Evaluating Securities in Other Select Asian Markets

Uncontested Director Elections

Dimensional expects portfolio companies to disclose biographical information about director candidates sufficient for shareholders to assess the candidate's independence and suitability for board service.

Dimensional expects that portfolio companies will at a minimum meet mandated regulatory or listing standards levels for board independence but should work towards meeting the applicable requirements of the relevant Corporate Governance code.

Dimensional maintains the following expectations for board independence at portfolio companies. The calculation of the level of independence will generally exclude shareholder or employee representatives as provided by law.

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• All boards of directors of Malaysian portfolio companies should be at least 33% independent. Boards of directors of Malaysian “Large Companies” as defined by the Securities Commission Malaysia should be majority independent.

• Boards of directors of Indian and Singaporean portfolio companies should be at least 50% independent if the board chair is not independent. If the board chair is independent, the board of directors should be at least 33% independent.

• Boards of directors of Thai, Filipino, Hong Kong, Taiwanese and mainland China portfolio companies should be at least 33% independent.

• Boards of Commissioners of Indonesian portfolio companies should be at least 30% independent, except for banks, insurance companies, and financial institutions which should be 50% independent.

• Boards of directors of South Korean portfolio companies should be at least 25% independent. The board of directors of Large Companies, as defined by the Commercial Act of South Korea, should be majority independent.

Dimensional expects portfolios companies to follow applicable corporate governance codes, listing standards, and local market best practices with respect to board composition.

Director Remuneration

In most Asian markets, director remuneration generally consists of both fees and bonuses.

Dimensional will generally support the payment of fees for serving as a director, fees for attending meetings, and other market-permitted remuneration if the size of such fees and other director remuneration is reasonable relative to industry and market norms.

In the absence of specific proposals to approve director remuneration (including fees and bonuses), Dimensional may vote against the directors who receive such remuneration if concerns are identified.

Equity Based Remuneration

In most Asian markets, equity plans are developed and presented for shareholder approval as part of employee remuneration. Equity plans may consist of stock options, restricted shares, or performance shares.

When voting on stock-option plans, restricted share plans, and performance share plans, Dimensional will consider the extent to which the plan is performance based, the length of performance and vesting periods, and the treatment of equity upon a change in control.

For stock-option plans, if the plan provides for a discount to the market price, Dimensional will consider the reasonableness and rationale for such a discount in light of local market standards.

In instances where Dimensional has identified concerns with a portfolio company's equity plan or equity granting practices, Dimensional will generally oppose the extension of the plan to subsidiary or associate companies.

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DFA INVESTMENT DIMENSIONS GROUP INC.

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Telephone: (512) 306-7400

STATEMENT OF ADDITIONAL INFORMATION

August 30, 2026

ETF CLASS SHARES

DFA Investment Dimensions Group Inc. (“DFAIDG” or “Fund”) is an open-end management investment company that offers one-hundred and three series of shares. This Statement of Additional Information (“SAI”) relates to the ETF Class shares of three series of DFAIDG (individually, a “Portfolio” and collectively, the “Portfolios”):

Portfolio:	Exchange:	Ticker:
DFA Five-Year Global Fixed Income Portfolio	The Nasdaq Stock Market LLC	DFGB
DFA Intermediate Government Fixed Income Portfolio	The Nasdaq Stock Market LLC	DFGV
DFA Short-Duration Real Return Portfolio	The Nasdaq Stock Market LLC	DFSR

This SAI is not a Prospectus but should be read in conjunction with the Prospectus for the ETF Class shares of the Portfolios dated August 30, 2026, as amended from time to time. As of the date of this SAI, the ETF Class shares of the Portfolios have not yet commenced operations. The audited financial statements and financial highlights of the Portfolios for their fiscal year ended October 31, 2025 are incorporated by reference from the Fund’s Annual Financial Statements & Other Information. A free copy of the Prospectus, annual report, and Annual Financial Statements & Other Information can be obtained by contacting your investment representative, writing to the above address or by calling the above telephone number.

GENERAL INFORMATION

DFAIDG was incorporated under Maryland law on June 15, 1981. Until June 1983, DFAIDG was named DFA Small Company Fund Inc. Until September 1995, DFA Intermediate Government Fixed Income Portfolio was named DFA Intermediate Government Bond Portfolio and DFA Five-Year Global Fixed Income Portfolio was named DFA Global Bond Portfolio.

The Portfolios offer two classes of shares: Institutional Class shares and ETF Class shares. This SAI describes ETF Class shares of the Portfolios, which are listed for trading on a national securities exchange during the trading day. Institutional Class shares of the Portfolios, which are not exchange-traded and are described in a separate SAI, generally are available for investment only by institutional clients, clients of registered investment advisors, clients of financial institutions, and a limited number of certain other investors, each as approved from time to time by Dimensional Fund Advisors LP (the “Advisor” or “Dimensional”).

Except in connection with a shareholder’s conversion of a Portfolio’s Institutional Class shares into such Portfolio’s ETF Class shares, each Portfolio offers, issues and redeems shares at net asset value (“NAV”) only in large aggregations of ETF Class shares (each a “Creation Unit”).  Creation Units typically are a specified number of ETF Class shares. Generally, a Creation Unit will consist of the following number of ETF Class shares or multiples thereof:

Portfolio	Creation Unit
DFA Five-Year Global Fixed Income Portfolio	50,000 shares
DFA Intermediate Government Fixed Income Portfolio	25,000 shares
DFA Short-Duration Real Return Portfolio	50,000 shares

In the event of liquidation of a Portfolio, the Fund may lower the number of ETF Class shares in a Creation Unit. In its discretion, the Advisor reserves the right to increase or decrease the number of a Portfolio’s ETF Class shares that constitute a Creation Unit. The Board of Directors reserves the right to declare a split or a consolidation in the number of ETF Class shares outstanding of a Portfolio, and to make a corresponding change in the number of ETF Class shares constituting a Creation Unit. Each Portfolio may issue Creation Units of its ETF Class shares to Authorized Participants (as defined in the “Creation and Redemption of Creation Units” section of this SAI) in exchange for a designated basket of portfolio investments, together with the deposit of a specified cash payment and applicable fees as described below. ETF Class shares of the Portfolios are listed and trade on The Nasdaq Stock Market LLC, a national securities exchange. ETF Class shares of the Portfolios are traded in the secondary market and elsewhere at market prices that may be at, above or below the NAV of the ETF Class shares of a Portfolio. ETF Class shares of the Portfolios are redeemable only in Creation Units by Authorized Participants in exchange for a designated basket of portfolio investments together with a specified amount of cash and applicable fees as described below.

The Fund reserves the right to permit or require that creations and redemptions of ETF Class shares be effected entirely in cash, in-kind or a combination thereof. Fees imposed by a Portfolio in connection with creations and redemptions of ETF Class shares (“Transaction Fees”) and other costs associated with creations or redemptions that include cash may be higher than Transaction Fees and other costs associated with in-kind creations or redemptions. In all cases, conditions with respect to creations and redemptions of ETF Class shares and fees will be limited in accordance with the requirements of SEC rules and regulations applicable to management investment companies offering redeemable securities. See the “Creation and Redemption of Creation Units” section of this SAI for more information.

Each Portfolio is a separate series of the Fund, and shares of each class of a Portfolio represent an equal proportionate interest in the Portfolio.  All consideration received by the Fund for shares of a Portfolio and all assets of a Portfolio belong solely to that Portfolio and would be subject to liabilities related thereto.

EXCHANGE LISTING AND TRADING

There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the ETF Class shares of a Portfolio will continue to be met. The Exchange will consider the suspension of trading in, and will commence delisting proceedings of, the ETF Class shares of a Portfolio under any of the following circumstances: (i) if the Exchange becomes aware that the Portfolio is no longer eligible to operate in reliance on the Registrant’s exemptive order or any SEC rule under the Investment Company Act of 1940 that provides relief permitting the operation of a multi-class ETF fund structure; (ii) if the ETF Class shares of the Portfolio no longer comply with the requirements set forth in the relevant listing standards of the Exchange; (iii) if following the initial 12-month period beginning upon the commencement of trading of the ETF Class shares of the Portfolio, there are fewer than 50 beneficial holders of the ETF Class shares; or (iv) any other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the ETF Class shares of a Portfolio from listing and trading upon termination of the class.

As is the case with other stocks traded on the Exchange, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels. Negotiated commission rates only apply to investors who will buy and sell ETF Class shares of a Portfolio in secondary market transactions through brokers on the Exchange and does not apply to investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with the Portfolio.

The Fund reserves the right to adjust the price levels of the ETF Class shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the ETF Class shares of a Portfolio.

Continuous Offering

The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by a Portfolio on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “1933 Act”), may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the 1933 Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Portfolios’ distributor, breaks them down into constituent ETF Class shares and sells such ETF Class shares directly to customers or if it chooses to couple the creation of new ETF Class shares with an active selling effort involving solicitation of secondary market demand for ETF Class shares. A determination of whether one is an underwriter for purposes of the 1933 Act must take into account all of the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in ETF Class shares, whether or not participating in the distribution of ETF Class shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to ETF Class shares of a Portfolio are reminded that, pursuant to Rule 153 under the 1933 Act, a prospectus delivery obligation under Section 5(b)(2) of the 1933 Act owed to an exchange member in connection with a sale on the Exchange generally is satisfied by the fact that the prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is available only with respect to transactions on an exchange.

The Advisor or its affiliates may purchase and resell ETF Class shares of a Portfolio through a broker-dealer to “seed” a Portfolio as it is launched, or may purchase and resell ETF Class shares of a Portfolio from other broker-dealers that have previously provided “seed” capital for a Portfolio when it was launched, or otherwise in secondary market transactions.

PORTFOLIO CHARACTERISTICS AND POLICIES

The following information supplements the information set forth in the Prospectus of the Portfolios. Unless otherwise indicated, the following information applies to all of the Portfolios. Capitalized terms not otherwise defined in this SAI have the meaning assigned to them in the Prospectus. This SAI relates to the Institutional Class shares of the Portfolios.

Dimensional Fund Advisors LP (the "Advisor" or "Dimensional") serves as investment advisor to each Portfolio. The Advisor is organized as a Delaware limited partnership and is controlled and operated by its general partner, Dimensional Holdings Inc., a Delaware corporation.

Each Portfolio is diversified under the federal securities laws and regulations.

Each of the Portfolios (except the DFA Short-Duration Real Return Portfolio) has adopted a non-fundamental policy as required by Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), that, under normal circumstances, at least 80% of the value of each Portfolio’s net assets, plus the amount of any borrowings for investment purposes, will be invested in a specific type of investment.  For purposes of each 80% policy, the value of the derivatives in which a Portfolio invests will be calculated in the same way that the values of derivatives are calculated when calculating a Portfolio’s net asset value. Derivative instruments are valued at market price (not notional value) and may be fair valued, for purposes of calculating a Portfolio’s net asset value. Additionally, if a Portfolio changes its non-fundamental 80% investment policy, the Portfolio will notify shareholders at least 60 days before the change and will change the name of the Portfolio.  For more information on each Portfolio’s specific 80% policy, see each Portfolio’s “PRINCIPAL INVESTMENT STRATEGIES” section in the Prospectus.

BROKERAGE TRANSACTIONS

The Portfolios acquire and sell securities on a net basis with dealers that are major market makers in such securities. The Investment Committee of the Advisor selects dealers on the basis of their size, market making, and other factors. When executing portfolio transactions, the Advisor seeks to obtain the most favorable price for the securities being traded among the dealers with whom the Portfolios effect transactions.

Portfolio transactions of each Portfolio will be placed with a view to receiving the best price and execution. In addition, the Advisor will seek to acquire and dispose of securities in a manner which would cause as little fluctuation in the market prices of securities being purchased or sold as possible in light of the size of the transactions being effected, and brokers will be selected with this goal in view. The Advisor monitors the performance of brokers which effect transactions for each Portfolio to determine the effect that the brokers’ trading has on the market prices of the securities in which the Portfolio invests. The Advisor also checks the rate of commission, if any, being paid by a Portfolio to its brokers to ascertain that the rates are competitive with those charged by other brokers for similar services. Dimensional Fund Advisors Ltd. and DFA Australia Limited also may perform these services for the Portfolios they sub-advise.

Subject to the duty to seek to obtain best price and execution, transactions of the Portfolios may be placed with brokers that have assisted in the sale of Portfolio shares. The Advisor, however, pursuant to policies and procedures approved by the Board of Directors of DFAIDG, is prohibited from selecting brokers and dealers to effect the portfolio securities transactions for a Portfolio based (in whole or in part) on a broker’s or dealer’s promotion or sale of shares issued by a Portfolio or any other registered investment companies.

The Advisor believes that it needs maximum flexibility to effect trades on a best execution basis. As deemed appropriate, the Advisor places buy and sell orders for the Portfolio with various brokerage firms that may act as principal or agent. The Advisor may also make use of direct market access and algorithmic, program or electronic trading methods. The Advisor may extensively use electronic trading systems as such systems can provide the ability to customize the orders placed and can assist in the Advisor’s execution strategies.

Transactions also may be placed with brokers who provide the Advisor or the sub-advisors with investment research, such as: reports concerning individual issuers; general economic or industry reports or research data compilations; compilations of securities prices, earnings, dividends, and similar data; computerized databases; quotation services; trade analytics; ancillary brokerage services; and services of economic or other consultants. The Investment Management Agreement for each Portfolio permits the Advisor knowingly to pay commissions on these transactions that are greater than another broker, dealer, or exchange member might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor’s overall responsibilities to the accounts under its management. Research services furnished by brokers through whom securities transactions are effected may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor with respect to the Portfolios.

During the fiscal year ended October 31, 2025, the Portfolios and the Advisor did not through an agreement or understanding with a broker, or otherwise through an internal allocation procedure, direct any of the Portfolios' brokerage transactions to a broker because of research services provided.

Certain Portfolios may purchase securities of their regular brokers or dealers (as defined in Rule 10b-1 of the 1940 Act). The table below lists the regular brokers or dealers of each Portfolio whose securities (or securities of the broker’s or dealer’s parent company) were acquired by the Portfolio during the fiscal year ended October 31, 2025, as well as the value of such securities held by the Portfolio as of October 31, 2025.

Portfolio	Broker or Dealer	Value of Securities
DFA Five-Year Global Fixed Income Portfolio	JPMorgan Chase & Co.	$11,873,159
	Swedbank AB	$9,562,331
	Bank of America Corp.	$1,457,885

DFA Short-Duration Real Return Portfolio	JPMorgan Chase & Co.	$27,436,482
	Barclays PLC	$11,398,907
	Mizuho Financial Group, Inc.	$7,272,767
	Wells Fargo & Co.	$3,406,117
	Goldman Sachs Group, Inc.	$2,097,779
	Citigroup, Inc.	$881,200

For a Portfolio’s ETF Class shares, to the extent creation or redemption transactions are conducted on a cash or “cash in lieu” basis, a Portfolio may contemporaneously transact with broker-dealers for the purchase or sale of portfolio securities in connection with such transactions. Such orders may be placed with an Authorized Participant in its capacity as broker-dealer, a broker-dealer that is affiliated with the Authorized Participant, or a third-party broker-dealer.

Specifically, following a Portfolio’s receipt of a creation or redemption order of ETF Class shares, to the extent such purchases or redemptions consist of a cash portion, the Portfolio may enter an order with the Authorized Participant, its affiliated broker-dealer or a third-party broker-dealer to purchase or sell the portfolio securities, as applicable. The executing broker-dealer will be required to guarantee that the Portfolio will achieve execution of its order at a price at least as favorable to the Portfolio as the Portfolio’s valuation of the portfolio securities used for purposes of calculating the NAV applied to the creation or redemption transaction giving rise to the order (the “Price Guarantee”). Whether the execution of the order is at a price at least as favorable to the Portfolio’s ETF Class shares will depend on the results achieved by the executing firm and will vary depending on market activity, timing and a variety of other factors.

For a Portfolio’s ETF Class shares, an Authorized Participant agrees to pay the shortfall amount in order to ensure that the execution of the order on the terms noted above will be honored on orders arising from creation transactions executed by an Authorized Participant or its affiliate as broker-dealer. If the broker-dealer executing the order achieves executions in market transactions at a price more favorable than a Portfolio’s valuation of the portfolio securities, either the Portfolio or the Authorized Participant may receive the benefit of the favorable executions. If, however, the broker-dealer executing the order is unable to achieve a price at least equal to a Portfolio’s valuation of the securities, the Portfolio will be entitled to the full amount of the execution shortfall

(including any taxes, brokerage commissions or other costs) and the Authorized Participant will be required to pay the full amount of the actual execution transaction, up to the Maximum Additional Charge for Creations listed in the table in the “Creation and Redemption of Creation Units” section of this SAI.

An Authorized Participant agrees to pay the shortfall amount in order to ensure that a guarantee on execution will be honored for brokerage orders arising from redemption transactions executed by an Authorized Participant or its affiliate as broker-dealer. If the broker-dealer executing the order achieves executions in market transactions at a price more favorable than a Portfolio’s valuation of the portfolio securities, either the Portfolio or the Authorized Participant may receives the benefit of the favorable executions. If, however, the broker-dealer is unable to achieve executions in market transactions at a price at least equal to the Portfolio’s valuation of the securities, the Portfolio will be entitled to the portion of the offset equal to the full amount of the execution shortfall (including any taxes, brokerage commissions or other costs), up to the Maximum Additional Charge for Redemptions table listed in the “Creation and Redemption of Creation Units” section of this SAI.

For creation and redemption orders where a Price Guarantee is not applicable, a Portfolio reserves the right to charge a preset “Variable” fee for the cash or cash in lieu proceeds from those create and redeem orders. The Authorized Participant agrees to pay the fee, which represents the estimated costs related to purchasing or selling securities, and may include commissions, fees, taxes, foreign exchange, or other costs related to executing the Portfolio’s transactions. The Variable fee is subject to periodic review and adjustment. The fee is only made available to Authorized Participants and Market Makers but will not exceed the Maximum Additional Charge for Creations or Maximum Additional Charge for Redemptions listed in the tables in the “Creation and Redemption of Creation Units” section of this SAI.

INVESTMENT LIMITATIONS

Each of the Portfolios has adopted certain limitations which may not be changed with respect to any Portfolio without the approval of a majority of the outstanding voting securities of the Portfolio. A “majority” is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio (to be affected by the proposed change) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of such Portfolio.

The Portfolios will not:

(1) borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the Securities and Exchange Commission (“SEC”);

(2) make loans, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC; provided that in no event shall a Portfolio be permitted to make a loan to a natural person;

(3) purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent a Portfolio from: (i) purchasing or selling securities or instruments secured by real estate or interests therein, securities or instruments representing interests in real estate or securities or instruments of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein; and (ii) purchasing or selling real estate mortgage loans;

(4) engage in the business of underwriting securities issued by others; or

(5) issue senior securities (as such term is defined in Section 18(f) of the 1940 Act), except to the extent permitted by the 1940 Act.

(6) purchase the securities of any one issuer, if immediately after such investment, a Portfolio would not qualify as a “diversified company” as that term is defined by the 1940 Act, as amended, and as modified or interpreted by regulatory authority having jurisdiction, from time to time.

The DFA Five-Year Global Fixed Income Portfolio and DFA Intermediate Government Fixed Income Portfolio will not:

(7) sell securities short.

The DFA Five-Year Global Fixed Income Portfolio and DFA Intermediate Government Fixed Income Portfolio will not:

(8) acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio’s total assets would be invested in securities of companies within such industry.

The Portfolios, except DFA Five-Year Global Fixed Income Portfolio and DFA Intermediate Government Fixed Income Portfolio, will not:

(9) concentrate (invest more than 25% of its net assets) in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. Government or any of its agencies or securities of other investment companies).

The Portfolios will not:

(10) purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments, and provided that this limitation does not prevent a Portfolio from (i) purchasing or selling securities of companies that purchase or sell commodities or that invest in commodities; (ii) engaging in any transaction involving currencies, options, forwards, futures contracts, options on futures contracts, swaps, hybrid instruments or other derivatives; or (iii) investing in securities, or transacting in other instruments, that are linked to or secured by physical or other commodities.

With respect to the investment limitation described in (1) above, each Portfolio will maintain asset coverage of at least 300% (as described in the 1940 Act), inclusive of any amounts borrowed, with respect to any borrowings made by such Portfolio. The Portfolios do not currently intend to borrow money for investment purposes. Under the 1940 Act, an open-end investment company may borrow up to 33⅓% of its total assets (including the amount borrowed) from banks, and may borrow up to an additional 5% of its total assets, for temporary purposes, from any other person.

Although the investment limitation described in (2) above prohibits loans, each Portfolio is authorized to lend portfolio securities. Investment limitation (2) above also does not, among other things, prevent the Portfolio from engaging in repurchase agreements, acquiring debt or loan instruments in the future or participating in an interfund lending order granted by the SEC.

Pursuant to Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), each Portfolio may not acquire any “illiquid investment” if, immediately after the acquisition, the Portfolio would have invested more than 15% of its net assets in illiquid investments that are assets. Illiquid investments are investments that a Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to the Fund’s liquidity risk management program (the “Liquidity Program”). As required by the Liquidity Rule, the Fund has implemented the Liquidity Program, and the Board, including a majority of the disinterested Directors, has appointed a liquidity risk management program administrator (the “Liquidity Program Administrator”) to administer such program. The Liquidity Program Administrator’s responsibilities include, among others, determining the liquidity classification of each Portfolio’s investments and monitoring compliance with the 15% limit on illiquid investments.

For these purposes, each of the DFA Five-Year Global Fixed Income Portfolio and DFA Short-Duration Real Return Portfolio may invest in commercial paper that is exempt from the registration requirements of the Securities Act of 1933 (the “1933 Act”), subject to the requirements regarding credit ratings stated in the Prospectus under “Description of Investments of the Portfolios.” Although the commercial paper securities are not registered, they will not be subject to the 15% limitation on illiquid investments. Further, pursuant to Rule 144A under the

1933 Act, the Portfolios may purchase certain unregistered (i.e. restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is determined that a liquid market does exist, the securities will not be subject to the 15% limitation on illiquid investments. Among other considerations, the Advisor may consider the number of dealers making a market in such securities when determining whether a liquid market exists. After purchase, the Portfolios will continue to monitor the liquidity of Rule 144A securities.

With respect to the investment limitation described in (5) above, a Portfolio will not issue senior securities, except that the Portfolio may borrow money as described above. A Portfolio may also borrow money for temporary purposes, but not in excess of 5% of the Portfolio’s total assets. Further, a transaction or agreement that otherwise might be deemed to create leverage, such as a forward or futures contract, option, swap or when-issued security, delayed delivery or forward commitment transaction, will not be considered a senior security to the extent such investments are purchased and held in compliance with the requirements of the 1940 Act and the rules thereunder.

For purposes of the investment limitations described in (8) and (9) above, management does not consider securities that are issued by the U.S. Government or its agencies or instrumentalities to be investments in an “industry.” However, management currently considers securities issued by a foreign government (but not the U.S. Government or its agencies or instrumentalities) to be an “industry” subject to the 25% limitation. Thus, not more than 25% of a Portfolio’s assets will be invested in securities issued by any one foreign government or supranational organization. In applying the investment limitations described in (8) and (9) above, each Portfolio will consider the investments of other investment companies in which the Portfolio invests to the extent it has sufficient information about the holdings of such investment companies, if applicable.

The investment limitations described above do not prohibit a Portfolio from purchasing or selling futures contracts and options on futures contracts, to the extent otherwise permitted under the Portfolio’s investment strategies. Further, except with respect to a Portfolio’s limitation on borrowing, illiquid investments, or otherwise indicated, with respect to the investment limitations described above, all limitations applicable to the Portfolio’s investments apply only at the time that a transaction is undertaken.

FUTURES CONTRACTS

Each Portfolio may purchase or sell futures contracts and options on futures contracts to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. The DFA Five-Year Global Fixed Income Portfolio, and DFA Short-Duration Real Return Portfolio also may use futures contracts and options on futures contracts to hedge interest rate or currency exposure or for non-hedging purposes, such as a substitute for direct investment.

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of defined securities at a specified future time and at a specified price. Futures contracts that are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Each Portfolio will be required to make a margin deposit in cash or government securities with a futures commission merchant (“FCM”) to initiate and maintain positions in futures contracts. Minimal initial margin requirements are established by the futures exchanges and FCMs may establish margin requirements which are higher than the exchange requirements. A Portfolio also will incur brokerage costs in connection with entering into futures contracts. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes, to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin to be held by the FCM will be required. Conversely, a reduction in the required margin would result in excess margin that can be refunded to the custodial accounts of the Portfolio. Variation margin payments may be made to and from the futures broker for as long as the contract remains open. Each Portfolio expects to earn income on its margin deposits.

At any time prior to the expiration of a futures contract, a Portfolio may elect to close the position by taking an opposite position, which will operate to terminate its existing position in the contract. Positions in futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although a Portfolio may enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for any particular futures contract at any specific time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting a Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. In such situations, if the Portfolio had insufficient cash, it might have to sell securities to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances a Portfolio may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the performance of the Portfolio.

SWAPS

The DFA Short-Duration Real Return Portfolio also may enter into credit default swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year.

The Portfolio may enter into a credit default swap on a single security or instrument (sometimes referred to as a “CDS” transaction) or on a basket or index of securities (sometimes referred to as a “CDX” transaction). The “buyer” in a credit default contract typically is obligated to pay the “seller” a periodic stream of payments over the term of the contract, provided that no credit event with respect to any underlying reference obligation has occurred. If a credit event occurs, the seller typically must pay the buyer the “par value” (full notional value) of the reference obligation in exchange for the reference obligation. The Portfolio may be either the buyer or the seller in the transaction. If a Portfolio is a buyer and no credit event occurs, the Portfolio may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, a Portfolio typically receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided a credit event does not occur. If a credit event occurs, the seller typically must pay the buyer the full notional amount of the reference obligation.

Credit default swaps involve greater risks than if the Portfolio had invested in the reference obligation directly, since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A buyer also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the up-front or periodic payments previously received, may be less than the full notional value the seller pays to the buyer, resulting in a loss of value to the Portfolio. When a Portfolio acts as a seller of a credit default swap, the Portfolio is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.

The DFA Short-Duration Real Return Portfolio may also enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the DFA Short-Duration Real Return Portfolio to hedge the inflation risk in nominal bonds (i.e., non-inflation indexed bonds) thereby creating “synthetic” inflation-indexed bonds. Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the DFA Short-Duration Real Return Portfolio from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders.

Some types of swap agreements are negotiated bilaterally with a swap dealer and traded OTC between the two parties (uncleared swaps), while other swaps are transacted through an FCM and cleared through a clearinghouse that serves as a central counterparty (cleared swaps), and may be traded on swap execution facilities (exchanges). Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor.

The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”) and implementing rules adopted by the Commodity Futures Trading Commission (“CFTC”) currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by a Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of a Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers. If an FCM does not provide accurate reporting, a Portfolio is also subject to the risk that the FCM could use the Portfolio’s assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty. Credit risk of cleared swap participants is concentrated in a few clearinghouses, and the consequences of insolvency of a clearinghouse are not clear.

The Advisor and the Fund do not consider a Portfolio’s obligations under swap contracts senior securities and, accordingly, the Portfolio will not treat them as being subject to the Portfolio’s borrowing or senior securities restrictions to the extent such investments are purchased and held in compliance with the requirements of the 1940 Act and the rules thereunder. To the extent that a Portfolio cannot dispose of a swap in the ordinary course of business within seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets.

The Dodd-Frank Act and related regulatory developments imposed comprehensive regulatory requirements on swaps and swap market participants. The regulatory framework includes: (1) registration and regulation of swap dealers and major swap participants; (2) requiring central clearing and execution of standardized swaps; (3) imposing margin requirements on swap transactions; (4) regulating and monitoring swap transactions through position limits and large trader reporting requirements; and (5) imposing record keeping and centralized and public reporting requirements, on an anonymous basis, for most swaps. The CFTC is responsible for the regulation of most swaps. The SEC has jurisdiction over a small segment of the market referred to as “security-based swaps,” which includes swaps on single securities or credits, or narrow-based indices of securities or credits.

The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading. It is not possible to predict fully the effects of current or future regulation. The requirements, even if not directly applicable to a Portfolio, may increase the cost of the Portfolio’s investments and cost of doing business. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

FOREIGN CURRENCY TRANSACTIONS

The DFA Five-Year Global Fixed Income Portfolio and DFA Short-Duration Real Return Portfolio may enter into foreign currency exchange transactions in order to attempt to protect against uncertainty in the level of future foreign currency exchange rates.  Each Portfolio will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies.  A foreign currency forward contract involves an obligation to exchange two currencies at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a fixed rate set at the time of the contract.  These contracts are traded in the interbank market conducted directly between traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.  Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the spread) between the price at which they are buying and selling various currencies.

The DFA Five-Year Global Fixed Income Portfolio and DFA Short-Duration Real Return Portfolio may enter into foreign currency forward contracts to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another currency. A Portfolio may enter into a forward contract to buy or sell the amount of foreign currency approximating the value of some or all of the portfolio securities quoted or denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it expires. The DFA Five-Year Global Fixed Income Portfolio and DFA Short-Duration Real Return Portfolio typically hedge their foreign currency exposure.

At the maturity of a forward currency contract, the Portfolios may either exchange the currencies specified at the maturity of a forward contract or, prior to maturity, the Portfolios may enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts may be effected with a counterparty other than the counterparty to the original forward contract.

Forward currency contracts are highly volatile, and a relatively small price movement in a forward currency contract may result in substantial losses to the Portfolios. To the extent the Portfolios engage in forward currency contracts to generate current income, the Portfolio will be subject to these risks which the Portfolio might otherwise avoid (e.g., through use of hedging transactions).

The use of foreign currency exchange transactions may not benefit the Portfolios if exchange rates move in an unexpected manner. In addition, these techniques could result in a loss if the counterparty to a transaction does not perform as promised, including because of the counterparty’s bankruptcy or insolvency. These transactions also involve settlement risk, which is the risk faced when one party to a transaction has performed its obligations under a contract but has not yet received value from its counterparty.

EXCLUSION FROM COMMODITY POOL OPERATOR STATUS

The Advisor has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”) with respect to the Portfolios described in this SAI, and, therefore, is not subject to registration or regulation as a pool operator under the CEA with respect to such Portfolios. The CFTC has neither reviewed nor approved the Advisor’s reliance on these exclusions, the investment strategies of the Portfolios, or this SAI.

The terms of the commodity pool operator (“CPO”) exclusion require that each Portfolio, among other things, adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable foreign currency forward contracts. Generally, the exclusion from CPO regulation on which the Advisor relies requires each Portfolio to meet one of the following tests for its commodity interest positions, other than positions entered into for bona fide hedging purposes (as defined in the rules of the CFTC): either (1) the aggregate initial margin and premiums required to establish positions in commodity interests may not exceed 5% of the liquidation value of the portfolio of the Portfolio (after taking into account unrealized profits and unrealized losses on any such positions); or (2) the aggregate net notional value of the Portfolio’s commodity interest positions, determined at the time the most recent such position was established, may not exceed 100% of the liquidation value of the Portfolio’s portfolio (after taking into account unrealized profits and unrealized losses on any such positions). In addition to meeting one of these trading limitations, each Portfolio may not be marketed as a commodity pool or otherwise as a vehicle for trading in the commodity futures, commodity options or swaps markets. If, in the future, a Portfolio can no longer satisfy these requirements, the Advisor would withdraw its notice claiming an exclusion from the definition of a CPO, and the Advisor would be subject to registration and regulation as a CPO with respect to the Portfolio, in accordance with CFTC rules that apply to CPOs of registered investment companies. Generally, these rules allow for substituted compliance with CFTC disclosure and shareholder reporting requirements, based on the Advisor’s compliance with comparable SEC requirements. However, as a result of CFTC regulation with respect to a Portfolio, the Portfolio may incur additional compliance and other expenses.

FOREIGN ISSUERS

The DFA Five-Year Global Fixed Income Portfolio and DFA Short-Duration Real Return Portfolio may acquire and sell securities issued by non-U.S. issuers. There are substantial risks associated with investing in the securities issued by governments and companies located in, or having substantial operations in, foreign countries, which are in addition to the risks inherent in U.S. investments. In many foreign countries there is less government supervision and regulation of stock exchanges, brokers, and listed companies than in the U.S., which may result in greater potential for fraud or market manipulation. There is also the risk of substantially more government involvement in the economy in foreign countries, as well as, the possible arbitrary and unpredictable enforcement of securities regulations and other laws, which may limit the ability of a Portfolio to invest in foreign issuers.

Significantly, there is the possibility of cessation of trading on foreign exchanges, expropriation, nationalization of assets, confiscatory or punitive taxation, withholding and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), restrictions on removal of assets, political or social instability, military action or unrest, or diplomatic developments. There is no assurance that the Advisor will be able to anticipate these potential events. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar. Foreign issuers may not be subject to uniform accounting, auditing and financial reporting standards and there may be less publicly available financial and other information about such issuers, as compared to U.S. issuers. Certain countries’ legal institutions, financial markets, and services are less developed than those in the U.S. or other major economies. A Portfolio may have greater difficulty voting proxies, exercising shareholder rights, securing dividends and/or interest and obtaining information regarding corporate actions on a timely basis, pursuing legal remedies, and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts. The costs associated with foreign investments, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than with U.S. investments. To the extent that a Portfolio invests a significant portion of its assets in a specific geographic region or country, a Portfolio will have more exposure to economic risks related to such region or country than a fund whose investments are more geographically diversified. In addition, economies of some emerging market countries may be based on only a few industries and may be highly vulnerable to changes in local or global trade conditions. Foreign markets also have substantially less volume than the U.S. markets and securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. A Portfolio, therefore, may encounter difficulty in obtaining market quotations for purposes of valuing its portfolio and calculating its net asset value.

The imposition of sanctions, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the U.S., other nations or other governmental entities (including supranational entities) with respect to certain countries or issuers in various sectors of certain foreign countries may limit a Portfolio's investment opportunities, impairing the Portfolio's ability to invest in accordance with its investment strategy and/or to meet its investment objective, as well as adversely impacting the value of the impacted investments. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible for the Advisor to predict. Such developments could contribute to the devaluation of a country’s currency, a downgrade in the credit ratings of issuers in such country, or a decline in the value and liquidity of securities of issuers in that country. An imposition of sanctions upon, or other government actions impacting, certain countries or issuers could result in: (i) an immediate freeze on certain securities, impairing the ability of a Portfolio to buy, sell, receive or deliver those securities; or (ii) other limitations on a Portfolio's ability to invest or hold such securities.

GENERAL MARKET AND GEOPOLITICAL RISKS

The value of a Portfolio’s securities changes daily due to economic and other events that affect market prices generally, as well as those that affect particular regions, countries, industries, or issuers. Economies and financial markets throughout the world have become increasingly interconnected, which increases the likelihood that events or conditions in one region or country will adversely affect markets or issuers in other regions or countries. Portfolio securities may be negatively impacted by inflation (or expectations for inflation), interest rates, global demand for particular products/services or resources, supply chain disruptions, natural disasters, pandemics, epidemics, terrorism, war, military confrontations, economic sanctions and tariffs, regulatory events and governmental or quasi-governmental actions, among others. Natural and environmental disasters, including weather-related phenomena, also can be highly disruptive to economies and markets and can adversely affect individual issuers, sectors, industries, markets, countries or regions, currencies, interest and inflation rates, credit ratings, and investor sentiment. The occurrence of U.S. and global events similar to those in the last few decades (e.g., natural disasters, virus epidemics, social and political discord, and terrorist attacks around the world) may result in market volatility and/or overall market uncertainty or reduced liquidity with respect to particular issuers, countries or regions, and may have long term effects on both the U.S. and global economies and financial markets. The negative impacts may be particularly acute in certain sectors, countries or regions. The timing and duration of any such conflicts and tensions, resulting sanctions, related events and other impacts cannot be predicted. The risks associated with such events may be greater in developing or emerging market countries, many of which have less developed political, financial, healthcare, and/or emergency management systems. Negative global events also can disrupt the operations and processes of any of the service providers for a Portfolio. Similarly, negative global events, in some cases, could constitute a force majeure event under contracts with service providers or contracts entered into with counterparties for certain transactions.

POLITICAL, UNITED KINGDOM AND EUROPEAN MARKET RELATED RISKS

Portfolios that have significant exposure to certain countries can be expected to be impacted by the political and economic conditions within such countries. There is continuing uncertainty regarding the ramifications of the United Kingdom’s (UK) vote to exit the European Union (EU) in June 2016 (Brexit). On January 31, 2020, the UK officially withdrew from the EU, subject to a transitional period that ended December 31, 2020. On May 1, 2021, the UK and EU formally entered into the EU-UK Trade and Cooperation Agreement, which principally relates to the trading of goods rather than services, including financial services. Many aspects of the future of the UK’s relationship with the EU, as well as with other countries and regions, remain subject to nascent memorandums of understanding, agreements and/or further negotiation, resulting in uncertainties relating to the UK’s future economic, trading and legal relationships. As the outcomes of such agreements and future negotiations remain unclear, the effects on the UK, EU and the broader global economy are difficult to determine at this time. While the full impact of Brexit is unknown, Brexit has already resulted in volatility in European and global markets, disruptions in supply chains and declines in UK imports and exports with EU countries. Brexit may continue to cause greater market volatility and illiquidity, currency fluctuations, impacts on arrangements for trading and on other existing cross-border cooperation arrangements (whether economic, tax, fiscal, legal, regulatory or otherwise), and in potentially lower growth for companies in the UK, EU and globally, which could adversely affect the value and liquidity of a Portfolio’s investments.

In addition, if one or more other countries were to exit the EU or abandon the use of the euro as a currency, the value of investments tied to those countries, or the euro could decline significantly and unpredictably. Other economic challenges facing the region include high levels of public debt, significant rates of unemployment, aging populations, and heavy regulation in certain economic sectors. European policy makers have taken unprecedented steps to respond to the economic crisis and to boost growth in the region. While certain measures have been proposed and/or implemented within the UK and EU which are designed to minimize disruption in the financial markets, it is not currently possible to determine whether such measures will achieve their intended effects, which could negatively affect the value of a Portfolio’s investments.

CASH MANAGEMENT PRACTICES

The Portfolios engage in cash management practices in order to earn income on uncommitted cash balances. Generally, cash is uncommitted pending investment in other securities, payment of redemptions or in other circumstances where the Advisor believes liquidity is necessary or desirable. For example, a Portfolio may make cash investments for temporary defensive purposes during periods in which market, economic or political conditions warrant. In addition, each of the Portfolios may enter into arrangements with its custodian whereby it may earn a credit on its cash balances maintained in its non-interest bearing U.S. Dollar custody cash account to be applied against fund service fees payable to the custodian or the custodian’s subsidiaries for fund services provided.

The Portfolios may invest cash in the following permissible investments:

Portfolios	Permissible Cash Investments*

DFA Five-Year Global Fixed Income Portfolio	Short-term repurchase agreements; index futures contracts and options thereon; freely convertible currencies; affiliated and unaffiliated registered or unregistered money market funds.**

DFA Intermediate Government Fixed Income Portfolio	Short-term repurchase agreements; futures contracts on U.S. Treasury securities or options on such contracts; affiliated and unaffiliated registered or unregistered money market funds.**

DFA Short-Duration Real Return Portfolio

Short-term repurchase agreements; index futures contracts and options thereon; fixed income securities, such as money market instruments; freely convertible currencies; shares of affiliated and unaffiliated registered and unregistered money market funds.**

* With respect to fixed income instruments, except in connection with corporate actions, the Portfolios will invest in fixed income instruments that at the time of purchase have an investment grade rating by a rating agency or are deemed to be investment grade by the Advisor.

** Investments in money market mutual funds may involve duplication of certain fees and expenses.

REFLOW REDEMPTION SERVICE

The Portfolio's Institutional Class shares may frequently participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares.  Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are to settle that business day. A fund is not guaranteed to receive cash from ReFlow on any given day as allocation of ReFlow’s cash is based on the results of ReFlow’s automated daily auction process among participating mutual funds. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net shareholder purchases at the end of a maximum holding period determined by ReFlow, or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder.

For use of the ReFlow service, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through the auction process. The current minimum fee rate (which is subject to change) is 0.14% of the value of the fund shares purchased by ReFlow, although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund's objective, policies, or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. ReFlow will periodically redeem its entire share position in Portfolio's Institutional Class shares and may frequently request that such redemption be met in-kind in accordance with redemption in-kind policies described in the Prospectus. The Portfolio will ultimately determine whether to redeem ReFlow’s position in cash or in-kind based on the best interests of the Portfolio and its shareholders and in accordance with the Portfolio’s redemption in-kind policies. The Fund expects that in-kind redemptions will comprise a significant portion of redemptions paid to ReFlow. Purchases and redemptions of a Portfolio's Institutional Class shares by ReFlow under the program are not considered excessive short-term trading under the Institutional Class shares' Policy Regarding Excessive Short-Term Trading. The Fund’s

Annual Financial Statements & Other Information contains detail on the activity in the program for the fiscal year ended October 31, 2025.

The Fund’s Board has approved the use of the ReFlow liquidity program, the costs of which are borne by all classes of a Portfolio. The Advisor believes that the program may benefit the Portfolios and their Institutional Class shareholders, although there is no guarantee that the program will do so. For example, redemptions in-kind may reduce the need for Portfolio's Institutional Class shares to maintain cash reserves, reduce Portfolio transaction costs, reduce the need to sell Portfolio investments at inopportune times, and lower Portfolio capital gain recognition. To the extent that the assets of a Portfolio's Institutional Class shares do not decline, the Advisor may also benefit.

INTERFUND BORROWING AND LENDING

The DFA Fund Complex (defined below) has received exemptive relief from the SEC which permits the registered investment companies to participate in an interfund lending program among portfolios and series managed by the Advisor (the “Portfolios/Series”) (portfolios that operate as feeder portfolios do not participate in the program). The interfund lending program allows the participating Portfolios/Series to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of the participating Portfolios/Series, including the following: (1) no Portfolio/Series may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating Portfolios/Series under a loan agreement; and (2) no Portfolio/Series may lend money through the program unless it receives a more favorable return than that available from an investment in overnight repurchase agreements or the yield of any money market fund in which the Portfolio/Series could invest. In addition, a Portfolio/Series may participate in the program only if and to the extent that such participation is consistent with its investment objectives, policies and limitations. Interfund loans and borrowings have a maximum duration of seven days and loans may be called on one business day’s notice.

A participating Portfolio/Series may not lend to another Portfolio/Series under the interfund lending program if the interfund loan would cause its aggregate outstanding interfund loans to exceed 15% of its current net assets at the time of the loan. Interfund loans by a Portfolio/Series to any one Portfolio/Series may not exceed 5% of net assets of the lending Portfolio/Series.

The restrictions discussed above and the other conditions of the SEC exemptive order permitting interfund lending are designed to minimize the risks associated with interfund lending for both the lending Portfolio/Series and the borrowing Portfolio/Series. However, no borrowing or lending activity is without risk. If a Portfolio/Series borrows money from another Portfolio/Series, there is a risk that the interfund loan could be called on one business day’s notice or not renewed, in which case the Portfolio/Series may have to borrow from a bank at higher rates if an interfund loan were not available from another Portfolio/Series. A delay in repayment to a lending Portfolio/Series could result in a lost opportunity or additional lending costs, and interfund loans are subject to the risk that the borrowing Portfolio/Series could be unable to repay the loan when due.

WHEN-ISSUED SECURITIES, DELAYED DELIVERY, AND FORWARD COMMITMENT TRANSACTIONS

Each Portfolio may purchase eligible securities or sell securities it is entitled to receive on a when-issued basis.  When purchasing securities on a when-issued basis, the price or yield is agreed to at the time of purchase, but the payment and settlement dates are not fixed until the securities are issued.  It is possible that the securities will never be issued, and the commitment cancelled.  In addition, a Portfolio may purchase or sell eligible securities for delayed delivery or on a forward commitment basis where the Portfolio contracts to purchase or sell such securities at a fixed price at a future date beyond the normal settlement time.  Each Portfolio may renegotiate a commitment or sell a security it has committed to purchase prior to the settlement date, if deemed advisable.

While the payment obligation and, if applicable, interest rate are set at the time a Portfolio enters into a when-issued, delayed delivery, to-be-announced, or forward commitment transaction, no interest or dividends accrue to the purchaser prior to the settlement date.  In addition, the value of a security purchased or sold is subject to market fluctuations and may be worth more or less on the settlement date than the price a Portfolio committed to pay or receive for the security.  A Portfolio will lose money if the value of a purchased security falls below the purchase price and a Portfolio will not benefit from the gain if a security sold appreciates above the sales price during the commitment period.

TBA SECURITIES

The Portfolios may also engage in purchases or sales of “to be announced” or “TBA” securities. TBA securities represent an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics for an approximate principal amount, with settlement on a scheduled future date beyond the typical settlement period for most other securities. A TBA transaction typically does not designate the actual security to be delivered. The Portfolios may use TBA trades for investment purposes in order to gain exposure to certain securities, or for hedging purposes. Purchases and sales of TBA securities involve risks similar to those discussed above for other when-issued and forward commitment transactions.

COVERED BONDS

The DFA Five-Year Global Fixed Income Portfolio and DFA Short-Duration Real Return Portfolio may invest in covered bonds, which are debt securities issued by banks or other financial institutions that provide recourse to both the issuing financial institution and a segregated pool of financial assets (a “cover pool”). The cover pool, which is intended to pay covered bond holders principal and interest when due, is typically comprised of mortgage loans or loans to public sector institutions. In the event of a default, if the cover pool assets are insufficient to satisfy the amounts owed in respect of the bonds, bondholders also have a senior, unsecured claim against the issuer of the covered bond. Market practices surrounding the maintenance of a cover pool, including custody arrangements, vary based on the jurisdiction in which the covered bonds are issued. Certain jurisdictions may provide fewer protections regarding the amount cover pools are required to maintain or the manner in which such assets are held. The value of a covered bond is affected by similar factors as other types of mortgage-backed securities, and a covered bond may lose value if the credit rating of the issuer is downgraded or the quality of the assets in the cover pool declines.

PORTFOLIO TURNOVER RATE

Certain Portfolios may have a higher portfolio turnover rate due to the relatively short maturities of the securities to be acquired. In addition, variations in turnover rates occur because securities are sold when, in the Advisor’s judgment, the return will be increased as a result of portfolio transactions after taking into account the cost of trading.

DIRECTORS AND OFFICERS

Directors

Organization of the Board

The Boards of Directors of the Fund (collectively, the "Board") is responsible for establishing the Fund’s policies and for overseeing the management of the Fund. The Board elects the officers of the Fund, who, along with third party service providers, are responsible for administering the day-to-day operations of the Fund. The Board of the Fund is comprised of two interested Directors and eight disinterested Directors. Gerard K. O’Reilly, an interested Director, is Chairman of the Board. The disinterested Directors of the Board designated Ingrid M. Werner as the lead disinterested Director. As the lead disinterested Director, Ms. Werner, among other duties: acts as a principal contact for management for communications to the disinterested Directors in between regular Board meetings; assists in the coordination and preparation of quarterly Board meeting agendas; raises and discusses issues with counsel to the disinterested Directors; raises issues and discusses ideas with management on behalf of the disinterested Directors in between regular meetings of the Board; and chairs executive sessions and separate meetings of the disinterested Directors (other than Committee meetings, which are chaired by the respective Committee Chairperson, if applicable). David G. Booth serves as Chairman Emeritus to the Board. The Board has designated David G. Booth, a former Chairman of the Fund, to serve as Chairman Emeritus to the Board in recognition of his years of service to both the Fund and Advisor. The Chairman Emeritus, which is a non-voting position, provides advice and counsel to the Directors in connection with the Directors’ management of the business and affairs of the Fund. The Board believes the existing Board structure for the Fund is appropriate because it provides the disinterested Directors with adequate influence over the governance of the Board and the Fund, while also providing the Board with the invaluable insight of the interested Directors, who, as both officers of the Fund and the Advisor, participate in the day-to-day management of the Fund’s affairs, including risk management.

The agenda for each quarterly meeting of the Board is provided prior to the meeting to the lead disinterested Director in order to provide an opportunity to contact Fund management and/or the disinterested Directors’ independent counsel regarding agenda items. In addition, the disinterested Directors regularly communicate with Mr. O’Reilly and Mr. Butler regarding items of interest to them in between regularly scheduled meetings of the Board. The Board of the Fund meets in person at least four times each year and by telephone at other times. At each in-person meeting, the disinterested Directors meet in executive session with their independent counsel to discuss matters outside the presence of management.

The Board has four standing committees. The Audit Committee, Nominating and Governance Committee (the “Nominating Committee”), and Mutual Funds-ETF Relations Committee are composed entirely of disinterested Directors. As described below, through these Committees, the disinterested Directors have direct oversight of the Fund’s accounting and financial reporting policies, the selection and nomination of candidates to the Fund’s Board, and the operation and expense allocations of the portfolios of the Fund. The Investment Strategy Committee (the “Strategy Committee”) assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and the performance of its series.

The Board’s Audit Committee is comprised of Reena Aggarwal, Francis A. Longstaff, Abbie J. Smith, and Ingrid M. Werner. The Audit Committee for the Board oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of the Fund’s independent registered public accounting firm and also acts as a liaison between the Fund’s independent registered public accounting firm and the full Board. There were three Audit Committee meetings held for the Fund during the fiscal year ended October 31, 2025.

The Board’s Nominating Committee is comprised of Ingrid M. Werner, Reena Aggarwal, Douglas W. Diamond, Francis A. Longstaff, and Heather E. Tookes. The Nominating Committee for the Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Directors and to the full Board. The Nominating Committee works closely with the other disinterested Directors to evaluate a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee also periodically reviews the Board governance practices, policies, procedures, and operations; reviews the membership of each committee of the Board; reviews and makes recommendations regarding the disinterested Directors’ compensation; oversees the annual self-assessment of the Board and each committee; considers and recommends to the Board, the selection of “independent legal counsel” (as that term is defined in the 1940 Act); and monitors and considers corporate governance issues that may arise from time to time. There were two Nominating Committee meetings held for the Fund during the fiscal year ended October 31, 2025.

The Strategy Committee is comprised of Gerard K. O’Reilly, Douglas W. Diamond, Darrell Duffie, Stefan Nagel, and Heather E. Tookes. At the request of the Board or the Advisor, the Strategy Committee (i) reviews the design of possible new series of the Fund, (ii) reviews performance of existing portfolios of the Fund, and discusses and recommends possible enhancements to the portfolios’ investment strategies, (iii) reviews proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) considers issues relating to investment services for each portfolio of the Fund. There were three Strategy Committee meetings held for the Fund during the fiscal year ended October 31, 2025.

The Mutual Funds-ETF Relations Committee is comprised of Reena Aggarwal, Darrell Duffie, Stefan Nagel, and Ingrid M. Werner. At the request of the Board, the Mutual Funds-ETF Relations Committee (i) reviews any newly-proposed expenses to be borne by the portfolios or changes to the existing expense allocations among the ETFs in the Dimensional ETF Trust (“Dimensional ETFs”), portfolios in the DFA mutual fund complex (“Fund Complex”), and the Advisor, (ii) considers any conflicts of interest that may arise in the operations of the

Dimensional ETFs and the portfolios in the Fund Complex, (iii) reviews and considers relevant information relating to the operations of the Dimensional ETFs, and (iv) considers asset flows and performance differences between the similarly managed mutual funds and the ETFs in the DFA Fund Complex (defined below). There were three Mutual Funds-ETF Relations Committee meetings held for the Fund during the fiscal year ended October 31, 2025.

The Board of the Fund, including all of the disinterested Directors, oversees and approves the contracts of the third-party service providers that provide advisory, administrative, custodial and other services to the Fund.

Board Oversight of Risk Management

The Board, as a whole, considers risk management issues as part of its general oversight responsibilities throughout the year at regular board meetings, through regular reports that have been developed by Fund management and the Advisor. These reports address certain investment, valuation, liquidity, derivatives and compliance matters. The Board also may receive special written reports or presentations on a variety of risk issues, either upon the Board’s request or upon the initiative of the Advisor. In addition, the Audit Committee of the Board meets regularly with management of the Advisor to review reports on the Advisor’s examinations of functions and processes that affect the Fund.

With respect to investment risk, the Board receives regular written reports describing and analyzing the investment performance of the Fund’s portfolios. The Board discusses these reports and the portfolios’ performance and investment risks with management of the Advisor at the Board’s regular meetings. The Investment Committee of the Advisor meets regularly to discuss a variety of issues, including the impact that the investment in particular securities or instruments, such as derivatives, may have on the portfolios. To the extent that the Investment Committee of the Advisor decides to materially change an investment strategy or policy of a portfolio and such change could have a significant impact on the portfolio’s risk profile, the Advisor will present such change to the Board for its approval.

With respect to valuation, the Advisor and the Fund’s administrative and accounting agent provide regular written reports to the Board that enable the Board to review the Advisor’s fair valuation process. Such reports also include information concerning illiquid and any worthless securities held by each portfolio. In addition, the Fund’s Audit Committee reviews valuation procedures and pricing results with the Fund’s independent registered public accounting firm in connection with such Committee’s review of the results of the audit of each portfolio’s year-end financial statements.

With respect to liquidity risk, the Board oversees the Fund’s liquidity risk through, among other things, receiving periodic reporting and presentations by investment and other personnel of the Advisor. Additionally, as required by the Liquidity Rule, the Board, including a majority of the disinterested Directors, approved the Fund’s Liquidity Program, which is reasonably designed to assess and manage the Fund’s liquidity risk, and appointed the Liquidity Program Administrator that is responsible for administering the Liquidity Program. The Board also reviews, no less frequently than annually, a written report prepared by the Liquidity Program Administrator that addresses, among other items, the operation of the Liquidity Program and assesses its adequacy and effectiveness of implementation.

With respect to derivatives risk, the Board approved the designation of the Derivatives Risk Manager (“DRM”), which is responsible for administering the derivatives risk management program (“DRMP”) for the portfolios that are required to adopt and implement a DRMP. The Board regularly receives written reports from the DRM regarding the implementation of the DRMP, including on a quarterly and annual basis, and meets with the DRM on a periodic basis.

With respect to compliance risks, the Board receives regular compliance reports prepared by the Advisor’s compliance group and meets regularly with the Fund’s Chief Compliance Officer (“Chief Compliance Officer”) to discuss compliance issues, including compliance risks. As required under SEC rules, the disinterested Directors meet in executive session with the Chief Compliance Officer, and the Chief Compliance Officer prepares and presents an annual written compliance report to the Board. The Fund’s Board adopts compliance policies and procedures for the Fund and receives information about the compliance procedures in place for the Fund’s service providers. The compliance policies and procedures are specifically designed to detect and prevent violations of the federal securities laws.

The Advisor periodically provides information to the Board relevant to enterprise risk management describing the way in which certain risks are managed at the complex-wide level by the Advisor. Such presentations include areas such as counter-party risk, material fund vendor or service provider risk, investment risk, reputational risk, personnel risk and business continuity risk.

Director Qualifications

When a vacancy occurs on the Board, the Nominating Committee of the Board evaluates a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. While the Nominating Committee believes that there are no specific minimum qualifications for a candidate to possess or any specific educational background, qualities, skills, or prior business and professional experience that are necessary, in considering a candidate’s qualifications, the Nominating Committee may consider the following factors, among others, which may change over time or have different weight: (1) whether or not the person is willing to serve and willing and able to commit the time necessary for the performance of the duties of a Board member; (2) the candidate’s judgment, skill, diversity, and experience with investment companies and other organizations of comparable purpose, complexity and size; (3) the business activities of the Fund, including any new marketing or investment initiatives, and whether the candidate possesses relevant experience in these areas; (4) whether the person’s business background or other business activities would be incompatible with the Fund’s and the Advisor’s business purposes; (5) the interplay of the candidate’s experience with the experience of other Board members and how the candidate and his or her academic or business experience will be perceived by the Fund’s shareholders; and (6) the extent to which the candidate would be a desirable addition to the Board and any committees thereof.

While the Nominating Committee is solely responsible for the selection and recommendation to the Board of disinterested Board candidates, the Committee will consider nominees recommended by Qualifying Fund Shareholders if a vacancy occurs among Board members. A Qualifying Fund Shareholder is a shareholder, or group of shareholders, that: (i) owns of record, or beneficially through a financial intermediary, 5% or more of the Fund’s outstanding shares, and (ii) has owned such shares for 12 months or more prior to submitting the recommendation to the Nominating Committee. Such recommendations shall be directed to the Secretary of the Fund at 6300 Bee Cave Road, Building One, Austin, Texas 78746. The Qualifying Fund Shareholder’s letter should include: (i) the name and address of the Qualifying Fund Shareholder making the recommendation; (ii) the number of shares of each Portfolio of the Fund that are owned of record and beneficially by such Qualifying Fund Shareholder, and the length of time that such shares have been so owned by the Qualifying Fund Shareholder; (iii) a description of all arrangements and understandings between such Qualifying Fund Shareholder and any other person or persons (naming such person or persons) pursuant to which the recommendation is being made; (iv) the name and address of the nominee; and (v) the nominee’s resume or curriculum vitae. The Qualifying Fund Shareholder’s letter must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders. The Nominating Committee also may seek such additional information about the nominee as the Nominating Committee considers appropriate, including information relating to such nominee that is required to be disclosed in solicitations or proxies for the election of Board members.

The Nominating Committee of the Board believes that it is in the best interests of the Fund and its shareholders to obtain highly-qualified individuals to serve as members of the Board. The Fund’s Board believes that each Director currently serving on the Board has the experience, qualifications, attributes and skills to allow the Board to effectively oversee the management of the Fund and protect the interests of shareholders. The Board noted that each Director had professional experience in areas of importance for investment companies. The Board considered that each disinterested Director held an academic position in the areas of finance or accounting. Reena Aggarwal, Douglas W. Diamond, Darrell Duffie, Francis A. Longstaff, Heather E. Tookes, Stefan Nagel, and Ingrid M. Werner are each Professors of Finance, while Abbie J. Smith is a Professor of Accounting. The Board also noted that Reena Aggarwal, Darrell Duffie, Abbie J. Smith, Heather E. Tookes, and Ingrid M. Werner each had experience serving as a director on the boards of operating companies and/or other investment companies. In addition, the Board considered that Gerard K. O’Reilly and David P. Butler contributed valuable experience due to their positions with the Advisor. Certain biographical information for each disinterested Director and each interested Director of the Fund is set forth in the tables below, including a description of each Director’s experience as a Director of the Fund and as a director or trustee of other funds, as well as other recent professional experience.

Disinterested Directors

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During At Least the Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships Held During At Least the Past 5 Years
Reena Aggarwal c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1957	Director	Since 2021

Robert E. McDonough Professor of Finance (since 2003) and Professor of Finance (since 2000), McDonough School of Business, Georgetown University and Director, Georgetown Center for Financial Markets and Policy (since 2010). Formerly, Vice Provost of Faculty, Georgetown University (2016-2020).

168 portfolios in 6 investment companies

Director, Cohen & Steers (asset management firm) (since 2016) and Director, Nuveen Churchill Direct Lending (business development company) (since 2019). Formerly, Director, New York Life Investment Management IndexIQ (2008-2021) (22 funds).

Douglas W. Diamond c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1953	Director	Since 2017	Merton H. Miller Distinguished Service Professor of Finance, University of Chicago Booth School of Business (since 1979).	168 portfolios in 6 investment companies	None
Darrell Duffie c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1954	Director	Since 2019	Adams Distinguished Professor of Management and Professor of Finance, Stanford University (since 1984). Formerly, Consultant, Keystone Strategy, LLC (litigation consulting firm) (2025).	168 portfolios in 6 investment companies	Formerly, Director, TNB Inc. (bank) (2020-2025).
Francis A. Longstaff c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1956	Director	Since 2021

Allstate Professor of Insurance and Finance and Distinguished Professor, UCLA, Anderson School of Management (since 1992); Consultant, NERA Economic Consulting (since 2018); Consultant, Charles River Associates (economic consulting firm) (since 2013); Consultant, Simplex Holdings, Inc. (technology firm) (since 1998); and Expert Witness, Analysis Group (economic consulting firm) (since 2012).

				168 portfolios in 6 investment companies	None

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During At Least the Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships Held During At Least the Past 5 Years
Stefan Nagel University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1973	Director	Since 2024

Fama Family Distinguished Service Professor of Finance, University of Chicago Booth School of Business (since 2017); President (since 2025), and formerly, President-Elect (2024-2025) and Vice President (2022-2024), Western Finance Association (global association of academic researchers and practitioners in finance) (since 2022). Formerly, Executive Editor, Journal of Finance (2016-2022); and formerly, Consultant, The Northern Trust Company (2023-2025).

				168 portfolios in 6 investment companies	Formerly, Director, Center for Research in Security Prices, LLC (provider of historical data on securities prices and investable indexes) (2024-2025).
Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Director	Since 2000	Boris and Irene Stern Distinguished Service Professor of Accounting, University of Chicago Booth School of Business (since 1980).	168 portfolios in 6 investment companies

Director, Audit Committee member and formerly, Audit Committee Chair, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003); and Trustee (since 2009) and Audit Committee member (since 2022), UBS Funds (2 investment companies within the fund complex) (9 portfolios). Formerly, Director (2000-2025) and Audit Committee Chair (2019-2022), HNI Corporation (office furniture).

Heather E. Tookes Yale School of Management 165 Whitney Avenue New Haven, CT 06511 1974	Director	Since 2021	Deputy Dean for Faculty (since 2022) and Professor of Finance (since 2004), Yale School of Management.	168 portfolios in 6 investment companies

Director, Ariel Investments LLC (investment adviser) (since 2017); Director, Charles River Associates (economic consulting firm) (since 2022); and Director, Community Foundation of Greater New Haven (community foundation and grant-making) (since 2022). Formerly, Director, Payoneer Inc. (digital payments) (2021-2023).

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During At Least the Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships Held During At Least the Past 5 Years
Ingrid M. Werner c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1961	Director	Since 2019

Martin and Andrew Murrer Professor of Finance, Fisher College of Business, The Ohio State University (since 1998); Adjunct Member, the Prize Committee for the Swedish Riksbank Prize in Economic Sciences in Memory of Alfred Nobel (annual award for significant scientific research contribution) (since 2018); Chairman, Scientific Advisory Board, Swedish House of Finance (institute supporting academic research in finance) (since 2014); Member, Scientific Board, Danish Finance Institute (institute supporting academic research in finance) (since 2017); and Fellow, Center for Analytical Finance (academic research) (since 2015). Formerly, Member, Academic Board, Mistra Financial Systems (organization funding academic research on environment, governance and climate/sustainability in finance) (2016-2021); formerly, Director, American Finance Association (global association of academic researchers and practitioners in finance) (2019-2022); formerly, Associate Editor, Journal of Finance (2016-2022); formerly, Member, Scientific Board, Leibniz Institute for Financial Research (institute supporting academic research in finance) (2020-2023); and formerly, Chair, Economic Advisory Committee, FINRA (2017-2024).

				168 portfolios in 6 investment companies	Director, Fourth Swedish AP Fund (pension fund asset management) (since 2017).

Interested Directors

The following interested Directors are described as such because each is deemed to be an “interested person,” as that term is defined under the 1940 Act, due to his position with the Advisor.

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During At Least the Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships Held During At Least the Past 5 Years
David P. Butler c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One, Austin, TX 78746 1964	Director Co-Chief Executive Officer	Director since 2021 Co-Chief Executive Officer since 2017

Co-Chief Executive Officer of Dimensional Emerging Markets Value Fund (“DEM”), DFAIDG, Dimensional Investment Group Inc. (“DIG”), The DFA Investment Trust Company (“DFAITC”), Dimensional Holdings Inc., Dimensional Fund Advisors LP, Dimensional Investment LLC, and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and DFAITC, the “DFA Entities”) (since 2017), DFA Canada LLC (since 2018), Dimensional Holdings LLC (since 2017), Dimensional ETF Trust (since 2020), and Dimensional Funds Trust (since 2025); Chief Executive Officer of Dimensional Fund Advisors Canada ULC (since 2018); Director (since 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors Canada ULC, Dimensional Japan Ltd., Dimensional Advisors Ltd., and DFA Australia Limited; Director and Co-Chief Executive Officer (since 2017) of Dimensional Cayman Commodity Fund I Ltd.; Head of Global Financial Advisor Services for Dimensional Investment LLC (since 2017); Formerly, Director (2017-2021) of Dimensional Fund Advisors Ltd.

				168 portfolios in 6 investment companies	None

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During At Least the Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships Held During At Least the Past 5 Years
Gerard K. O’Reilly c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One, Austin, TX 78746 1976	Chairman and Director Co-Chief Executive Officer and Co-Chief Investment Officer	Chairman and Director since 2021 Co-Chief Executive Officer since 2017 Co-Chief Investment Officer since February 2024

Co-Chief Executive Officer (since 2017), Co-Chief Investment Officer (since February 2024), and Chief Investment Officer (2017 – February 2024) of the DFA Entities; Co-Chief Executive Officer (since 2020), Co-Chief Investment Officer (since February 2024), and Chief Investment Officer (2020 – February 2024) of Dimensional ETF Trust; Co-Chief Executive Officer and Co-Chief Investment Officer of Dimensional Funds Trust (since 2025); Co-Chief Executive Officer of DFA Canada LLC (since 2018); Co-Chief Investment Officer (since February 2024), and Chief Investment Officer (2017 – February 2024) of Dimensional Fund Advisors Canada ULC; Director (since 2017), Co-Chief Investment Officer (since February 2024), Chief Investment Officer (2017 – February 2024) and Vice President (since 2014) of DFA Australia Limited; Co-Chief Investment Officer (since February 2024), Chief Investment Officer (2018 – February 2024) and Vice President (since 2016) of Dimensional Japan Ltd.; Co-Chief Executive Officer (since 2017), Co-Chief Investment Officer (since February 2024), and Chief Investment Officer (2017 – February 2024) of Dimensional Holdings, LLC; Director and Co-Chief Executive Officer (since 2017), Co-Chief Investment Officer (since February 2024) and Chief Investment Officer (2017 – February 2024) of Dimensional Cayman Commodity Fund I Ltd.; Director of Dimensional Funds plc (since 2014), Dimensional Fund II plc (since 2014), Dimensional Holdings Inc. (since 2017), Dimensional Advisors Ltd. (since 2017), Dimensional Ireland Limited (since 2018), and Dimensional Funds ICAV (since 2025). Formerly, Director of Dimensional Fund Advisors Ltd. (2018-2021).

				168 portfolios in 6 investment companies	None

1  Each Director holds office for an indefinite term until his or her successor is elected and qualified. The Independent Directors have, however, adopted a retirement policy that permits each Independent Director to serve until December 31st of the year in which the Independent Director turns 75. The Board may determine to extend the term of an Independent Director on a case-by-case basis, as appropriate.

2  Each Director is a director or trustee of each of the six registered investment companies within the DFA Fund Complex, which include: the Fund; DIG; DFAITC; DEM; Dimensional ETF Trust; and Dimensional Funds Trust. Each disinterested Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.

Information relating to each Director’s ownership (including the ownership of his or her immediate family) in the Portfolios of the Funds in this SAI and in all registered investment companies in the DFA Fund Complex as of December 31, 2025 is set forth in the chart below.

Name	Dollar Range of Portfolio Shares Owned	Aggregate Dollar Range of Shares Owned in All Funds Overseen by Director in Family of Investment Companies
Disinterested Directors:
Reena Aggarwal	None	None Directly; Over $100,000 in Simulated Funds*
Douglas W. Diamond	None	None Directly; Over $100,000 in Simulated Funds*
Darrell Duffie	None	$10,001 - $50,000
Francis A. Longstaff	None	None
Stefan Nagel	None	Over $100,000; $50,001 - $100,000 in Simulated Funds*
Abbie J. Smith	None	None Directly; Over $100,000 in Simulated Funds*
Heather E. Tookes	None	None Directly; Over $100,000 in Simulated Funds*
Ingrid M. Werner	None	Over $100,000; Over $100,000 in Simulated Funds*
Interested Directors:
David P. Butler	None	Over $100,000
Gerard K. O’Reilly	None	Over $100,000

*  As discussed below, the compensation to certain of the disinterested Directors may be in amounts that correspond to a hypothetical investment in a cross-section of the DFA Funds. Thus, the disinterested Directors who are so compensated experience the same investment returns that are experienced by shareholders of the DFA Funds although the disinterested Directors do not directly own shares of the DFA Funds.

Set forth below is a table listing, for each Director entitled to receive compensation, the compensation received from the Fund during the fiscal year ended October 31, 2025 and the total compensation received from all registered investment companies for which the Advisor served as investment advisor during that same fiscal year. The table also provides the compensation paid by the Fund to the Fund’s Chief Compliance Officer for the fiscal year ended October 31, 2025.

Name and Position	Aggregate Compensation from DFAIDG	Pension or Retirement Benefits as Part of Expense	Estimated Annual Benefits upon Retirement	Deferred Amount[1]	Total Compensation from the DFA Fund Complex paid to the Directors[1,2]

Reena Aggarwal	$238,421	N/A	N/A	$212,500	$425,000
Director
Douglas W. Diamond	$255,457	N/A	N/A	N/A	$455,000
Director
Darrell Duffie	$238,421	N/A	N/A	N/A	$425,000
Director
Francis A. Longstaff	$238,421	N/A	N/A	N/A	$425,000
Director
Stefan Nagel	$238,421	N/A	N/A	$79,000	$425,000
Director
Abbie J. Smith	$255,457	N/A	N/A	N/A	$455,000
Director
Heather E. Tookes	$238,421	N/A	N/A	$252,000	$425,000
Director
Ingrid M Werner	$329,277	N/A	N/A	$85,000	$585,000
Lead Disinterested Director
Randy C. Olson	$239,361	N/A	N/A	N/A	N/A
Chief Compliance Officer

[1]

Under a deferred compensation plan (the “Plan”) adopted effective January 1, 2002, the disinterested Directors may defer receipt of all or a portion of the compensation for serving as members of the six Boards of Directors/Trustees of the investment companies in the DFA Fund Complex (the “DFA Funds”). Amounts deferred under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of the DFA Funds (the “Reference Funds” or “Simulated Funds”). The amounts ultimately received by the disinterested Directors under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund’s assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any disinterested Director or to pay any particular level of compensation to the disinterested Director. A disinterested Director’s deferred compensation will be distributed at the earlier of: (a) January in the year after the disinterested Director’s resignation from the Boards of Directors/Trustees of the DFA Funds, or death or disability, or (b) five years following the first deferral, in such amounts as the disinterested Director has specified. The obligations of the DFA Funds to make payments under the Plan will be unsecured general obligations of the DFA Funds, payable out of the general assets and property of the DFA Funds.

[2]

The term DFA Fund Complex refers to the six registered investment companies for which the Advisor performs advisory and administrative services and for which the individuals listed above serve as directors/trustees on the Boards of Directors/Trustees of such companies.

Officers

Below is the name, year of birth, information regarding positions with the Fund and the principal occupation for each officer of the Fund. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Melissa Barker 1988	Assistant Treasurer	Since 2023

Assistant Treasurer of

• the DFA Fund Complex (since 2023)

• Dimensional Funds Trust (since 2025)

Senior Tax Manager (since 2023) of

• Dimensional Fund Advisors LP

Investment Tax Manager (2020 – 2022) of

• Dimensional Fund Advisors LP

Assistant Vice President Tax Services (2013 – 2020) of

• SS&C ALPS Advisors

Ryan P. Buechner 1982	Vice President and Assistant Secretary	Since 2019

Vice President and Assistant Secretary of

• DFAIDG, DIG, DFAITC and DEM (since 2019)

• Dimensional ETF Trust (since 2020)

• Dimensional Funds Trust (since 2025)

Vice President (since 2018) of

• Dimensional Fund Advisors LP

Formerly, Vice President of

• DFA Securities LLC (2018-2024)

• Dimensional Holdings Inc. (2018-2025)

• Dimensional Investment LLC (2018-2025)

Stephen A. Clark 1972	Executive Vice President	Since 2017

Executive Vice President of

• DFAIDG, DIG, DEM and DFAITC (since 2017)

• DFA Securities LLC (since 2017)

• Dimensional Fund Advisors LP (since 2017)

• Dimensional ETF Trust (since 2020)

• Dimensional Exchange Fund GP LLC (since 2025)

• Dimensional US Equity Exchange Fund I LP (since 2025)

• Dimensional US Equity Exchange Fund I REIT LLC (since 2025)

• Dimensional Funds Trust (since 2025)

Director and Vice President (since 2016) of

• Dimensional Advisors Ltd.

• Dimensional Fund Advisors Pte. Ltd.

• Dimensional Hong Kong Limited

• Dimensional Japan Ltd.

Vice President of

• DFA Australia Limited (since 2008)

• Dimensional Fund Advisors Canada ULC (since 2024)

Chairman (since 2018) of

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

• Dimensional Fund Advisors Canada ULC

Director (since 2016) of

• DFA Australia Limited

• Dimensional Fund Advisors Canada ULC

Formerly, President (2016 – 2023) of

• Dimensional Fund Advisors Canada ULC

Formerly, Director (2016-2021) of

• Dimensional Fund Advisors Ltd.

Formerly, Interim Chief Executive Officer (2019 – 2020) of

• Dimensional Fund Advisors Pte. Ltd.

Formerly, Executive Vice President (2017 – 2025) of

• Dimensional Holdings Inc.

• Dimensional Investment LLC

Bernard J. Grzelak 1971	Vice President	Since 2021

Vice President of

• the DFA Fund Complex (since 2021)

• Dimensional Funds Trust (since 2025)

Chief Financial Officer, Director, Treasurer and Vice President (since 2025) of

• Dimensional Exchange Fund GP LLC

Vice President, Chief Financial Officer and Treasurer of

• DFA Australia Limited (since 2020)

• Dimensional Fund Advisors Canada ULC (since 2020)

• DFA Canada LLC (since 2020)

• DFA Securities LLC (since 2020)

• Dimensional Advisors Ltd. (since 2020)

• Dimensional Fund Advisors LP (since 2020)

• Dimensional Fund Advisors Ltd. (since 2020)

• Dimensional Fund Advisors Pte. Ltd. (since 2020)

• Dimensional Holdings Inc. (since 2020)

• Dimensional Hong Kong Limited (since 2020)

• Dimensional Investment LLC (since 2020)

• Dimensional US Equity Exchange Fund I LP (since 2025)

• Dimensional US Equity Exchange Fund I REIT LLC (since 2025)

Vice President (since 2021) of

• Dimensional Ireland Limited

Formerly, Chief Financial Officer, Vice President and Treasurer of

• Dimensional Holdings LLC (2020-2025)

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Eric Hall 1978	Vice President and Assistant Treasurer	Since 2021

Vice President and Assistant Treasurer of

• the DFA Fund Complex (since 2021)

• Dimensional Funds Trust (since 2025)

Vice President of

• Dimensional Fund Advisors Canada ULC (since 2022)

• Dimensional US Equity Exchange Fund I LP (since 2025)

• Dimensional US Equity Exchange Fund I REIT LLC (since 2025)

Formerly, Data Integrity Team Lead (2019 – 2021) of

• Clearwater Analytics

Jeff J. Jeon 1973	Vice President	Since 2004

Vice President of

• DFAIDG, DIG, DEM and DFAITC (since 2004)

• DFA Securities LLC (since 2004)

• Dimensional Fund Advisors LP (since 2004)

• Dimensional Holdings Inc. (since 2006)

• Dimensional Investment LLC (since 2009)

• Dimensional Cayman Commodity Fund I Ltd. (since 2010)

• Dimensional ETF Trust (since 2020)

• Dimensional Exchange Fund GP LLC (since 2025)

• Dimensional US Equity Exchange Fund I LP (since 2025)

• Dimensional US Equity Exchange Fund I REIT LLC (since 2025)

• Dimensional Funds Trust (since 2025)

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Carolyn S. Lee 1974	Vice President and Secretary	Vice President since 2010 and Secretary since 2017

Vice President of

• DFAIDG, DIG, DEM and DFAITC (since 2010)

• DFA Securities LLC (since 2010)

• Dimensional Cayman Commodity Fund I Ltd. (since 2010)

• Dimensional Holdings Inc. (since 2010)

• Dimensional Fund Advisors LP (since 2010)

• Dimensional Investment LLC (since 2010)

• Dimensional Fund Advisors Canada ULC (since 2016)

• Dimensional ETF Trust (since 2020)

Vice President and Secretary of

• Dimensional ETF Trust (since 2020)

• Dimensional Exchange Fund GP LLC (since 2025)

• Dimensional US Equity Exchange Fund LLP (since 2025)

• Dimensional US Equity Exchange Fund I REIT LLC (since 2025)

• Dimensional Funds Trust (since 2025)

Secretary (since 2017) of

• DFAIDG, DIG, DEM and DFAITC

Assistant Secretary (since 2016) of

• DFA Securities LLC

• Dimensional Holdings Inc.

• Dimensional Fund Advisors LP

• Dimensional Investment LLC

Director (since 2025) of

• Dimensional Funds ICAV

Joy Lopez 1971	Vice President and Assistant Treasurer	Vice President since 2015 and Assistant Treasurer since 2017

Vice President of

• DFAIDG, DIG, DFAITC and DEM (since 2015)

• Dimensional Fund Advisors LP (since 2015)

• Dimensional Fund Advisors Ltd. (since 2015)

• Dimensional ETF Trust (since 2020)

• DFA Australia Limited (since 2020)

• Dimensional Fund Advisors Canada ULC (since 2020)

• Dimensional Ireland Limited (since 2020)

• Dimensional Funds Trust (since 2025)

Assistant Treasurer of

• DFAIDG, DIG, DFAITC and DEM (since 2017)

• Dimensional ETF Trust (since 2020)

• Dimensional Funds Trust (since 2025)

Formerly, Vice President of

• DFA Securities LLC (2015-2024)

• Dimensional Holdings Inc. (2015-2025)

• Dimensional Investment LLC (2015-2025)

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Kenneth M. Manell 1972	Vice President	Since 2010

Vice President of

• DFAIDG, DIG, DFAITC and DEM (since 2010)

• Dimensional Fund Advisors LP (since 2010)

• Dimensional Cayman Commodity Fund I Ltd. (since 2010)

• Dimensional Holdings Inc. (since 2010)

• Dimensional Investment LLC (since 2010)

• Dimensional ETF Trust (since 2020)

• Dimensional US Equity Exchange Fund LLP (since 2025)

• Dimensional US Equity Exchange Fund I REIT LLC (since 2025)

• Dimensional Funds Trust (since 2025)

Formerly, Vice President (2010-2024) of

• DFA Securities LLC

Jan Miller 1963	Vice President, Chief Financial Officer, and Treasurer	Since 2021

Vice President, Chief Financial Officer, and Treasurer of

• the DFA Fund Complex (since 2021)

• Dimensional Funds Trust (since 2025)

Vice President and Treasurer (since 2025) of

• Dimensional US Equity Exchange Fund LLP

• Dimensional US Equity Exchange Fund I REIT LLC

Vice President of

• Dimensional Fund Advisors Canada ULC (since 2022)

• Dimensional Fund Advisors LP (since 2023)

• Dimensional Exchange Fund GP LLC (since 2025)

Formerly, Vice President

• DFA Securities LLC (2023-2024)

• Dimensional Holdings Inc. (2023-2025)

• Dimensional Investment LLC (2023-2025)

Formerly, Director (2019 – 2021) at

• INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Catherine L. Newell 1964	President and General Counsel	President since 2017 and General Counsel since 2001

President of

• DFAIDG, DIG, DEM and DFAITC (since 2017)

• Dimensional ETF Trust (since 2020)

• Dimensional Funds Trust (since 2025)

General Counsel of

• DFAIDG, DIG, DEM and DFAITC (since 2001)

• DFA Securities LLC (since 2006)

• Dimensional Fund Advisors LP (since 2006)

• Dimensional Holdings Inc. (since 2006)

• DFA Canada LLC (since 2009)

• Dimensional Investment LLC (since 2009)

• Dimensional ETF Trust (since 2020)

• Dimensional Exchange Fund GP LLC (since 2025)

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

• Dimensional US Equity Exchange Fund LLP (since 2025)

• Dimensional US Equity Exchange Fund I REIT LLC (since 2025)

• Dimensional Funds Trust (since 2025)

Executive Vice President of

• DFA Securities LLC (since 2017)

• Dimensional Fund Advisors LP (since 2017)

• Dimensional Holdings Inc. (since 2017)

• Dimensional Investment LLC (since 2017)

• Dimensional Exchange Fund GP LLC (since 2025)

• Dimensional US Equity Exchange Fund LLP (since 2025)

• Dimensional US Equity Exchange Fund I REIT LLC (since 2025)

Vice President of

• DFA Australia Limited (since 1997)

• Dimensional Fund Advisors Ltd. (since 1997)

• Dimensional Fund Advisors Canada ULC (since 2003)

• DFA Canada LLC (since 2009)

• Dimensional Cayman Commodity Fund I Ltd. (since 2010)

• Dimensional Fund Advisors Pte. Ltd. (since 2012)

• Dimensional Hong Kong Limited (since 2012)

• Dimensional Japan Ltd. (since 2012)

• Dimensional Advisors Ltd. (since 2014)

Secretary of

• DFA Australia Limited (since 2001)

• Dimensional Fund Advisors Ltd. (since 2001)

• Dimensional Fund Advisors Canada ULC (since 2003)

• DFA Securities LLC (since 2006)

• Dimensional Fund Advisors LP (since 2006)

• Dimensional Holdings Inc. (since 2006)

• DFA Canada LLC (since 2009)

• Dimensional Investment LLC (since 2009)

• Dimensional Cayman Commodity Fund I Ltd. (since 2010)

• Dimensional Fund Advisors Pte. Ltd. (since 2012)

• Dimensional Japan Ltd. (since 2012)

• Dimensional Advisors Ltd. (since 2014)

Assistant Secretary of

• Dimensional Hong Kong Limited (since 2012)

Director of

• Dimensional Funds plc (since 2002)

• Dimensional Funds II plc (since 2006)

• DFA Australia Limited (since 2007)

• Dimensional Advisors Ltd. (since 2012)

• Dimensional Fund Advisors Pte. Ltd. (since 2012)

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

• Dimensional Japan Ltd. (since 2012)

• Dimensional Hong Kong Limited (since 2012)

• Dimensional Ireland Limited (since 2018)

Formerly, Director (2002 – 2021) of

• Dimensional Fund Advisors Ltd.

Formerly, Secretary and General Counsel (2006 – 2025), and Executive Vice President (2006 – 2025) of

• Dimensional Holdings LLC

Selwyn J. Notelovitz 1961	Vice President	Since 2021

Vice President of

• the DFA Fund Complex (since 2021)

• Dimensional Funds Trust (since 2025)

Vice President (since 2012) and Chief Compliance Officer (since 2020) of

• DFA Securities LLC

• Dimensional Fund Advisors LP

Chief Compliance Officer (since 2020) of:

• DFA Australia Limited

• Dimensional Fund Advisors Ltd.

Formerly, Director (2019-2021) of:

• Dimensional Ireland Limited

Formerly, Chief Compliance Officer of

• Dimensional Fund Advisors Canada ULC (2020-2025)

• Dimensional Holdings Inc. (2020-2025)

• Dimensional Investment LLC (2020-2025)

Formerly, Vice President (2012-2025) of

• Dimensional Holdings Inc.

• Dimensional Investment LLC

Randy C. Olson 1980	Chief Compliance Officer	Since 2020

Chief Compliance Officer of

• the DFA Fund Complex (since 2020)

• Dimensional Fund Advisors Canada ULC (since 2025)

• Dimensional Funds Trust (since 2025)

Vice President (since 2016) of

• DFA Securities LLC (since 2016)

• Dimensional Fund Advisors LP (since 2016)

• Dimensional Fund Advisors Canada ULC (since 2023)

Formerly, Vice President (2016-2025) of

• Dimensional Holdings Inc.

• Dimensional Investment LLC

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Savina B. Rizova 1981	Co-Chief Investment Officer	Since 2024

Co-Chief Investment Officer of

• DFA Fund Complex (since 2024)

• DFA Australia Limited (since 2024)

• DFA Securities LLC (since 2024)

• Dimensional Cayman Commodity Fund I Ltd. (since 2024)

• Dimensional Fund Advisors Canada ULC (since 2024)

• Dimensional Fund Advisors LP (since 2024)

• Dimensional Japan Ltd. (since 2024)

• Dimensional Funds Trust (since 2025)

Global Head of Research (since 2020) of

• Dimensional Fund Advisors LP

Vice President (since 2012) of

• Dimensional Fund Advisors LP

• DFA Securities LLC

Formerly, Co-Chief Investment Officer (2024-2025) of

• Dimensional Holdings Inc.

• Dimensional Holdings LLC

• Dimensional Investment LLC

Formerly, Vice President (2012-2025) of

• Dimensional Holdings Inc.

• Dimensional Investment LLC

James J. Taylor 1983	Vice President and Assistant Treasurer	Since 2020

Vice President and Assistant Treasurer of

• the DFA Fund Complex (since 2020)

• Dimensional Funds Trust (since 2025)

Vice President of

• Dimensional Fund Advisors LP (since 2016)

• Dimensional Fund Advisors Canada ULC (since 2020)

• Dimensional US Equity Exchange Fund LLP (since 2025)

• Dimensional US Equity Exchange Fund I REIT LLC (since 2025)

Formerly, Vice President (2016-2024) of

• DFA Securities LLC (2016-2024)

• Dimensional Holdings Inc. (2016-2025)

• Dimensional Investment LLC (2016-2025)

1 Each officer holds office for an indefinite term at the pleasure of the Board and until his or her successor is elected and qualified.

As of January 31, 2026, the Directors and officers as a group owned less than 1% of the outstanding stock of each Portfolio described in this SAI.

SERVICES TO THE FUND

Administrative Services

State Street Bank and Trust Company (“State Street”), One Congress Street, Suite 1, Boston, MA 02114-2016, serves as the accounting and administration services agent for the Portfolios. The services provided by State Street are subject to supervision by the executive officers and the Board, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports, and liaison with its custodians. For the administrative and accounting services provided by State Street, the Portfolios pay State Street an annual fee that is calculated daily and paid monthly according to a fee schedule based on the applicable aggregate average net assets of the DFA mutual fund complex (“Fund Complex”), which includes four registered investment companies. The fee schedule is set forth in the table below:

Net Asset Value of the Fund Complex (Excluding Fund of Funds)	Annual Basis Point Rate
$0 - $100 Billion	0.324
Over $100 Billion - $200 Billion	0.242
Over $200 Billion - $300 Billion	0.173
Over $300 Billion	0.131

The fees charged to a Portfolio under the fee schedule are allocated to each such Portfolio based on the Portfolio's pro-rata portion of the applicable aggregate average net assets of the Fund Complex.

Transfer Agent

State Street Bank and Trust Company, One Congress Street, Suite 1, Boston MA 02114-2016, serves as the transfer agent for the ETF Class shares of the Portfolios.

Custodians

Citibank, N.A., 111 Wall Street, New York, NY, 10005, serves as the custodian for the DFA Five-Year Global Fixed Income Portfolio, and DFA Short-Duration Real Return Portfolio.

State Street Bank and Trust Company, One Congress Street, Suite 1, Boston, MA 02114-2016, serves as the custodian for the DFA Intermediate Government Fixed Income Portfolio.

Each custodian maintains a separate account or accounts for a Portfolio; receives, holds, and releases portfolio securities on account of the Portfolio; makes receipts and disbursements of money on behalf of the Portfolio; and collects and receives income and other payments and distributions on account of the Portfolio’s portfolio securities.

Distributor

DFA Securities LLC (“DFAS” or the “Distributor”), a wholly owned subsidiary of the Advisor, acts as the principal underwriter in the continuous public offering of the Fund’s ETF Class shares. DFAS is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority. The principal business address of DFAS is 6300 Bee Cave Road, Austin, Texas 78746.

ETF Class shares are continuously offered for sale by the Fund through the Distributor or its agent only in Creation Units, as described in the Prospectus and below in the “Creation and Redemption of Creation Units” section of this SAI. ETF Class shares of the Portfolios in amounts less than Creation Units are generally not distributed by the Distributor or its agent. The Distributor or its agent will arrange for the delivery of the prospectus and, upon request, this SAI to persons purchasing Creation Units and will maintain records of both orders placed with it or its agents and confirmations of acceptance furnished by it or its agents.

The Distributor may enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of the Portfolios’ ETF Class shares. Such Soliciting Dealers may also be Authorized Participants, Depository Trust Company (“DTC”) participants and/or investor services organizations.

The Distributor may be entitled to payments from the Fund under the Rule 12b-1 plan. Except as noted, the Distributor received no other compensation from the Fund for acting as underwriter. In accordance with the Rule 12b-1 plan, each Portfolio’s ETF Class shares are authorized to pay Rule 12b-1 fees to the Distributor of up to 0.25% of the average daily net assets per year of the Portfolio’s ETF Class shares for any activities primarily intended to result in the sale of Creation Units of the Portfolio’s ETF Class shares or the provision of investor services, including but not limited to: (i) marketing and promotional services, including advertising; (ii) facilitating communications with beneficial owners of ETF Class shares of the Portfolios; (iii) wholesaling services; and (iv) such other services and obligations as may be set forth in the Distribution Agreement with the Distributor. The 12b-1 Plan is a compensation plan. Thus, to the extent that the fee is authorized, it is payable regardless of the distribution-related expenses actually incurred and so the amount of distribution fees paid by the shares during any year may be more than actual expenses incurred pursuant to the 12b-1 Plan. With respect to the ETF Class shares, a Portfolio will not pay more than the maximum amount allowed under the 12b-1 Plan.

The Rule 12b-1 plan is intended to permit the financing of a broad array of distribution-related activities and services, as well as shareholder services, for the benefit of investors. These activities and services are intended to make the ETF Class shares an attractive investment alternative, which may lead to increased assets, investment opportunities and diversification. No fees are currently paid by any Portfolio’s ETF Class shares under the Rule 12b-1 plan and there are no current plans to impose such fees. In the event such fees were to be charged, over time they would increase the cost of an investment in a Portfolio. If fees were charged under the Plan, the Directors would receive and review at the end of each quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made.

The Rule 12b-1 plan will remain in effect for a period of one year and is renewable from year to year with respect to a Portfolio’s ETF Class shares, so long as its continuance is approved at least annually in accordance with the requirements of the 1940 Act. The Rule 12b-1 plan may not be amended to increase materially the amount of fees paid by any Portfolio unless such amendment is approved by a 1940 Act majority vote of the outstanding ETF Class shares and by a vote of the majority of those Disinterested Directors who have no direct or indirect financial interest in the Rule 12b-1 plan or in any agreements related thereto (“Rule 12b-1 Directors”). The Rule 12b-1 plan is terminable with respect to a Portfolio’s ETF Class shares at any time by a vote of a majority of the Rule 12b-1 Directors or by a 1940 Act majority vote of the outstanding ETF Class shares.

Legal Counsel

Stradley Ronon Stevens & Young, LLP serves as legal counsel to the Fund. Its address is 2600 One Commerce Square, Philadelphia, PA 19103-7098.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP (“PwC”) is the independent registered public accounting firm for the Fund and audits the annual financial statements of each Portfolio. PwC’s address is Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042.

Investment Management

Dimensional Fund Advisors LP, located at 6300 Bee Cave Road, Building One, Austin, TX 78746, serves as investment advisor to the Portfolios. Pursuant to an Investment Management Agreement with each Portfolio, the Advisor is responsible for the management of each Portfolio's assets.

The Advisor has entered into Sub-Advisory Agreements with Dimensional Fund Advisors Ltd. (“DFAL”) and DFA Australia Limited (“DFA Australia”), respectively, with respect to the DFA Five-Year Global Fixed Income Portfolio and DFA Short-Duration Real Return Portfolio. Pursuant to the terms of each Sub-Advisory

Agreement, DFAL and DFA Australia each have the authority and responsibility to select brokers or dealers to execute securities transactions for each Portfolio. Each Sub-Advisor’s duties include the maintenance of a trading desk and the determination of the best and most efficient means of executing securities transactions. On at least a semi-annual basis, the Advisor reviews the holdings of each Portfolio and reviews the trading process and the execution of securities transactions. The Advisor is responsible for determining those securities that are eligible for purchase and sale by a Portfolio and may delegate this task, subject to its own review, to DFAL and DFA Australia. DFAL and DFA Australia maintain and furnish to the Advisor information and reports on securities of companies in certain markets, including recommendations of securities to be added to the securities that are eligible for purchase by each Portfolio, as well as making recommendations and elections on corporate actions. The Advisor controls DFAL and DFA Australia. DFA Australia has been a U.S. federally registered investment advisor since 1994 and is located at Level 43 Gateway, 1 Macquarie Place, Sydney, New South Wales 2000, Australia. DFAL has been a U.S. federally registered investment advisor since 1991 and is located at 20 Triton Street, Regent’s Place, London NW13BF, United Kingdom.

Payments by the Advisor to Certain Third Parties Not Affiliated with the Advisor

The Advisor and its advisory affiliates have entered into arrangements with certain unaffiliated third parties pursuant to which the Advisor or its advisory affiliates make payments from their own assets or provide services to such unaffiliated third parties as further described below. Certain of the unaffiliated third parties who have entered into such arrangements with the Advisor or its advisory affiliates are affiliated with independent financial advisors (“FAs”) whose clients may invest in the Portfolios or other investment companies advised by the Advisor (“DFA Advised Funds”). Generally, the Advisor does not consider the existence of such arrangements with an affiliate, by itself, to be determinative in assessing whether an FA is independent.

Training and Education Related Benefits Provided by the Advisor

From time to time, the Advisor or its affiliates provide certain non-advisory services (such as data collection and analysis or other consulting services) to financial intermediaries (“Intermediaries”) that may be involved in the distribution of DFA Advised Funds and may recommend the purchase of such DFA Advised Funds for their clients. Intermediaries may include, without limitation, FAs, broker-dealers, institutional investment consultants, and plan service providers (such as recordkeepers). The Advisor or its affiliates also may provide services to Intermediaries, including: (i) personnel and outside consultants for purposes of continuing education, internal strategic planning and, for FAs, practice management; (ii) analysis, including historical market analysis and risk/return analysis; (iii) continuing education to investment advisers (some of whom may be dual registered investment advisers/broker-dealers); and (iv) other services.

The Advisor regularly provides educational speakers and facilities for conferences or events for Intermediaries, customers or clients of the Intermediaries, or such customers’ or clients’ service providers, and also may sponsor such events. For its sponsored events, the Advisor typically pays any associated food, beverage, and facilities-related expenses and speakers’ fees. The Advisor has consulting arrangements with certain speakers, who may be affiliated with a client of the Advisor. The Advisor or its affiliates sometimes pay a fee to attend, speak at or assist in sponsoring conferences or events organized by others, and on occasion, pay travel accommodations of certain participants attending such conferences or events. The Advisor’s sponsorship of conferences or events organized by others from time to time includes direct payments to vendors on behalf of, and/or reimbursement of expenses incurred by, the organizers of such events. Also, from time to time, the Advisor makes direct payments to vendors on behalf of, and/or reimbursement of expenses incurred by, Intermediaries in connection with the Intermediaries hosting educational, training, customer appreciation, or other events for such Intermediaries and/or their customers. Personnel of the Advisor may or may not be present at any of the conferences or events hosted by third parties described above. The Advisor generally will promote its participation in or sponsorship of such conferences or events in marketing or advertising materials. At the request of a client or potential client, the Advisor or its affiliates may also refer such client to one or more Intermediaries.

The provision of these services, arrangements and payments described above by the Advisor present conflicts of interest because they provide incentives for Intermediaries, customers or clients of Intermediaries, or such customers’ or clients’ service providers to recommend, or otherwise make available, the Advisor’s strategies or DFA Advised Funds to their clients in order to receive or continue to benefit from these arrangements from the

Advisor or its affiliates. However, the provision of these services, arrangements and payments by the Advisor or its affiliates is not dependent on the amount of DFA Advised Funds or strategies sold or recommended by such Intermediaries, customers or clients of Intermediaries, or such customers’ or clients’ service providers.

Consultation Referral Fees Paid by the Advisor

From time to time, consultants of the Advisor are paid a commission for client referrals. Such commissions typically are calculated based on a flat fee, percentage of total fees received by the Advisor as a result of such referrals, or other means agreed to between the Advisor and the consultants.

Payments to Intermediaries by the Advisor

Additionally, the Advisor or its advisory affiliates may enter into arrangements with, and/or make payments from their own assets to, certain Intermediaries to enable access to DFA Advised Funds, or model portfolios that use the DFA Advised Funds, on platforms and through programs or products made available by such Intermediaries or to assist such Intermediaries to upgrade existing technology systems, or implement new technology systems, platforms, programs, or products in order to improve the methods through which the Intermediaries provide services to the Advisor and its advisory affiliates, and/or their clients. The Advisor or its advisory affiliates may also make payments to Intermediaries related to marketing activities and presentations, educational training programs, conferences, data provision services, or making shares of the DFA Advised Funds available to their customers generally and in certain investment programs. The Advisor may make payments to Intermediaries and other financial service providers for data regarding DFA Advised Funds, such as statistical information regarding sales of shares of DFA Advised Funds through Intermediaries. Such arrangements or payments may establish contractual obligations on the part of such Intermediaries to provide DFA Advised Funds, the Advisor, or their clients with certain exclusive or preferred access to the use of the subject technology or programs or preferable placement or inclusion with such Intermediaries’ platforms, programs or products. Payments of this type are sometimes referred to as revenue-sharing payments. Any payments made pursuant to such arrangements may vary in any year and may be different for different Intermediaries. In certain cases, the payments described here may be subject to certain minimum payment levels, be a fixed amount, and/or depend on assets invested in a particular fund through such Intermediary.

The services, arrangements, and payments described above, which may be significant to the Intermediaries, present conflicts of interest because they provide incentives for Intermediaries, customers or clients of Intermediaries, or such customers’ or clients’ service providers, to recommend, or otherwise make available, DFA Advised Funds to their clients in order to receive or continue to benefit from these arrangements from the Advisor or its affiliates.

As of January 31, 2026, the Intermediaries receiving such payments include: Advyzon, Charles Schwab & Co. Inc., Envestnet Asset Management, Inc., Fidelity Brokerage Services LLC, Great-West Life & Annuity Insurance Company, LPL Financial LLC, National Financial Services, LLC, Orion Portfolio Solutions, LLC, Principal Life Insurance Company, Raymond James & Associates, Inc., Standard Retirement Services, Transamerica Retirement Solutions, LLC, and UBS Financial Services Inc. Any additions, modifications, or deletions to this list of financial intermediaries that have occurred since January 31, 2026 are not included in this list. Please contact your salesperson, advisor, broker or other investment professional for more information regarding any such payments or financial incentives his or her intermediary firm may receive.

Any payments described above made by the Advisor, or an affiliate of the Advisor, will be made from their own assets and not from the assets of the Portfolios. As a result, such payments are not reflected in the fees and expenses listed in the fees and expenses sections of the Portfolios' prospectuses.

Data Services Purchased by the Advisor

The Advisor purchases certain data services and products used by the Advisor for sales, distribution and research purposes. In limited circumstances, a data vendor or its affiliate also provides investment consulting services, and such vendor or affiliated entity may refer one or more of its consulting clients to DFA Advised Funds.

Any investment consulting services and referrals are unrelated to the Advisor’s process for the review and purchase of certain data services.

MANAGEMENT FEES

David G. Booth, as a director and officer of the Advisor and shareholder of the Advisor’s general partner, and Rex A. Sinquefield, as a shareholder of the Advisor’s general partner, acting together, could be deemed controlling persons of the Advisor. Mr. Booth also serves as Chairman Emeritus of the Fund. For the services it provides as investment advisor to each Portfolio, the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Portfolio. Each class of each Portfolio pays its proportionate share of the fees paid by the Portfolio to the Advisor based on the average net assets of the classes.

For the fiscal years ended October 31, 2025, October 31, 2024 and October 31, 2023, the Portfolios paid management fees to the Advisor as set forth in the following table.

Portfolio	For the Fiscal Year Ended October 31,	Gross Management Fees (000)	Management Fees Waived / Expenses Reimbursed (000)	Net Management Fees (After Waivers/Expense Reimbursements) (000)

DFA Five-Year Global Fixed Income Portfolio	2025	$16,890	None	$16,890
	2024	$16,843	None	$16,843
	2023	$18,265	None	$18,265

DFA Intermediate Government Fixed Income Portfolio	2025	$5,341	None	$5,341
	2024	$5,117	None	$5,117
	2023	$4,538	None	$4,538

DFA Short-Duration Real Return Portfolio	2025	$3,584	None	$3,584
	2024	$3,469	None	$3,469
	2023	$3,659	None	$3,659

FEE WAIVER AND EXPENSE ASSUMPTION AGREEMENTS

Pursuant to a Fee Waiver and Expense Assumption Agreement for each Portfolio’s ETF Class shares, the Advisor has agreed to waive certain fees and in certain instances, assume certain expenses of the Portfolio’s ETF Class shares, as described below. The Fee Waiver and Expense Assumption Agreement will remain in effect through February 28, 2028, and may only be terminated by the Fund’s Board of Directors prior to that date. The Fee Waiver and Expense Assumption Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. With respect to each Fee Waiver and Expense Assumption Agreement, prior year waived fees and/or assumed expenses can be recaptured only if the expense ratio of the ETF Class shares of a Portfolio following such recapture would be less than the expense cap that was in place when such prior year fees were waived and/or expenses assumed, and less than the current expense cap in place for the Portfolio’s ETF Class shares.

DFA Five-Year Global Fixed Income Portfolio
DFA Intermediate Government Fixed Income Portfolio

The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of the ETF Class shares of each of the following Portfolios (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the ETF Class shares of each Portfolio, on an annualized basis, to the rates listed below as a percentage of the average net assets of the ETF Class shares of the respective Portfolio (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of the ETF Class shares of a Portfolio are less than the Expense Limitation Amount identified below, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such Portfolio’s ETF Class shares to exceed the applicable Expense Limitation Amount identified below. Each Portfolio, however, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

Portfolio	Expense Limitation Amount
DFA Five-Year Global Fixed Income Portfolio	0.21%
DFA Intermediate Government Fixed Income Portfolio	0.12%

DFA Short-Duration Real Return Portfolio

The Advisor has contractually agreed to waive up to the full amount of the Short-Duration Real Return Portfolio’s management fee of 0.18% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor, except for the fees paid through its investment of securities lending cash collateral in The Short Term Investment Fund. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of the ETF Class shares of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The Short Term Investment Fund and the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the ETF Class shares of the Portfolio to 0.22% of the average net assets of such class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). At any time that the Portfolio’s annualized Portfolio Expenses are less than the Portfolio’s Expense Limitation Amount, described above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses of the ETF Class shares of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. With respect to the Portfolio, the Advisor shall also not be reimbursed for any management fees previously waived to offset the Portfolio’s proportionate share of the management fees paid by such Portfolio through its investment in other funds managed by the Advisor.

PORTFOLIO MANAGERS

In accordance with the team approach used to manage the Portfolios, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding the Portfolios based on the parameters established by the Investment Committee. The individuals named below are the portfolio managers that coordinate the efforts of all other portfolio managers or trading personnel with respect to the day-to-day management of the Portfolios indicated.

DFA Five-Year Global Fixed Income Portfolio	David A. Plecha, Joseph F. Kolerich and Travis A. Meldau
DFA Intermediate Government Fixed Income Portfolio	David A. Plecha, Joseph F. Kolerich and Alan R. Hutchison
DFA Short-Duration Real Return Portfolio	David A. Plecha, Joseph F. Kolerich, Lovell D. Shao and Christopher W. Cummins

Investments in Each Portfolio

Information relating to each portfolio manager’s ownership (including the ownership of his or her immediate family) in the Portfolios contained in this SAI that he or she manages as of October 31, 2025 is set forth in the chart below.

Portfolio	Portfolio Manager(s)	Dollar Range of Portfolio Shares Owned
DFA Five-Year Global Fixed Income Portfolio	David A. Plecha Joseph F. Kolerich Travis A. Meldau	$10,001 - $50,000 $10,001 - $50,000 $10,001 - $50,000
DFA Intermediate Government Fixed Income Portfolio	David A. Plecha Joseph F. Kolerich Alan R. Hutchison	$10,001 - $50,000 $10,001 - $50,000 $10,001 - $50,000
DFA Short-Duration Real Return Portfolio	David A. Plecha Joseph F. Kolerich Lovell D. Shao Christopher W. Cummins	$10,001 - $50,000 $50,001 - $100,000 $1 - $10,000 $10,001 - $50,000

Description of Compensation Structure

Portfolio managers receive a base salary and bonus. Compensation of a portfolio manager is determined at the discretion of the Advisor and is based on a portfolio manager’s experience, responsibilities, the perception of the quality of his or her work efforts, and other subjective factors. The compensation of portfolio managers is not directly based upon the performance of the Portfolios or other accounts that the portfolio managers manage. The Advisor reviews the compensation of each portfolio manager annually and may make modifications in compensation as its Compensation Committee deems necessary to reflect changes in the market. Each portfolio manager’s compensation consists of the following:

• Base salary. Each portfolio manager is paid a base salary. The Advisor considers the factors described above to determine each portfolio manager’s base salary.

• Annual Bonus. Each portfolio manager may receive an annual bonus. The amount of the bonus paid to each portfolio manager is based upon the factors described above.

Portfolio managers may be awarded the right to purchase restricted shares of the stock of the Advisor, as determined from time to time, by the Board of Directors of the Advisor or its delegates. Portfolio managers also participate in benefit and retirement plans and other programs available generally to all employees.

In addition, portfolio managers may be given the option of participating in the Advisor’s Long Term Incentive Plan. The level of participation for eligible employees may be dependent on overall level of compensation, among other considerations. Participation in this program is not based on or related to the performance of any individual strategies or any particular client accounts.

Other Managed Accounts

In addition to the Portfolios, each portfolio manager manages: (i) other U.S. registered investment companies advised or sub-advised by the Advisor; (ii) other pooled investment vehicles that are not U.S. registered investment companies; and (iii) other accounts managed for organizations and individuals. The following table sets forth information regarding the total accounts for which each portfolio manager has the primary responsibility for coordinating the day-to-day management responsibilities.

Name of Portfolio Manager	Number of Accounts Managed and Total Assets by Category As of October 31, 2025

David A. Plecha

• 67 U.S. registered mutual funds with $121,812 million in total assets under management.

• 4 unregistered pooled investment vehicles with $4,870 million in total assets under management.

• 6 other accounts with $2,164 million in total assets under management.

Joseph F. Kolerich

• 67 U.S. registered mutual funds with $121,812 million in total assets under management.

• 4 unregistered pooled investment vehicles with $4,870 million in total assets under management.

• 6 other accounts with $2,164 million in total assets under management.

Travis A. Meldau

• 16 U.S. registered mutual funds with $19,863 million in total assets under management.

• 0 unregistered pooled investment vehicles.

• 2 other accounts with $695 million in total assets under management.

Alan R. Hutchison

• 9 U.S. registered mutual funds with $16,903 million in total assets under management.

• 1 unregistered pooled investment vehicle with $4,848 million in total assets under management.

• 1 other accounts with $450 million in total assets under management.

Lovell D. Shao

• 9 U.S. registered mutual funds with $31,758 million in total assets under management.

• 1 unregistered pooled investment vehicle with $4,848 million in total assets under management.

• 1 other account with $450 million in total assets under management.

Christopher W. Cummins	• 5 U.S. registered mutual funds with $16,220 million in total assets under management. • 0 unregistered pooled investment vehicles. • 1 other account with $449 million in total assets under management.

Potential Conflicts of Interest

Conflicts of interest may arise in the portfolio managers' management of the Portfolios, along with other investment companies within the DFA Fund Complex (herein referred to as “portfolios”). Actual or apparent conflicts of interest may arise when a portfolio manager has the primary day-to-day responsibilities with respect to more than one portfolio and account. Other accounts include registered mutual funds and exchange-traded funds (other than the portfolios), other unregistered pooled investment vehicles, and other accounts managed for organizations and individuals (“Accounts”). An Account may have similar investment objectives to a portfolio, or may purchase, sell or hold securities that are eligible to be purchased, sold or held by a portfolio. Actual or apparent conflicts of interest include:

• Time Management. The management of multiple portfolios and/or Accounts may result in a portfolio manager devoting unequal time and attention to the management of each portfolio and/or Account. The Advisor seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most Accounts managed by a portfolio manager are managed using the same investment approaches that are used in connection with the management of the portfolios.

• Investment Opportunities. It is possible that at times identical securities will be held by more than one portfolio and/or Account. However, positions in the same security may vary and the length of time that any portfolio or Account may choose to hold its investment in the same security may likewise vary. If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one portfolio or Account, a portfolio may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible portfolios and Accounts. To deal with these situations, the Advisor has adopted procedures for allocating portfolio transactions across multiple portfolios and Accounts.

• Broker Selection. With respect to securities transactions for the portfolios, the Advisor determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain Accounts (such as separate accounts), the Advisor may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, the Advisor or its affiliates may place separate, non-simultaneous, transactions for a portfolio and another Account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the portfolio or the Account.

• Performance-Based Fees. For some Accounts, the Advisor may be compensated based on the profitability of the Account, such as by a performance-based management fee. These incentive compensation structures may create a conflict of interest for the Advisor with regard to Accounts where the Advisor is paid based on a percentage of assets because the portfolio manager may have an incentive to allocate securities preferentially to the Accounts where the Advisor might share in investment gains.

• Investment in an Account. A portfolio manager or his/her relatives may invest in an Account that he or she manages and a conflict may arise where he or she may therefore have an incentive to treat the Account in which the portfolio manager or his/her relatives invest preferentially as compared to a portfolio or other Accounts for which he or she has portfolio management responsibilities.

The Advisor and the Fund have adopted certain compliance procedures that are reasonably designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

CODE OF ETHICS

The Fund, the Advisor, DFA Australia, DFAL, and DFAS have adopted a revised Code of Ethics, under Rule 17j-1 of the 1940 Act, for certain access persons of the Portfolios. The Code of Ethics is designed to ensure that access persons act in the interest of the Portfolios, and their shareholders, with respect to any personal trading of securities. Under the Code of Ethics, access persons are generally prohibited from knowingly buying or selling securities (except for mutual funds, U.S. Government securities, and money market instruments) which are being purchased, sold, or considered for purchase or sale by the Portfolios unless their proposed purchases are approved in advance. The Code of Ethics also contains certain reporting requirements and securities trading clearance procedures.

SHAREHOLDER RIGHTS

The ETF Class shares of each Portfolio, when issued and paid for in accordance with the Portfolio’s Prospectus, will be fully paid and non-assessable shares. Each share of common stock of a Portfolio represents an equal proportional interest in the assets and liabilities of the Portfolio and generally has identical, non-cumulative voting, dividend, redemption liquidation, and other rights and preferences as each other class of the Portfolio, except that on a matter affecting a single class only shares of that class of the Portfolio are permitted to vote on the matter. In addition, in contrast to the Institutional Class shares, the ETF Class shares are exchange traded, not individually redeemable, and do not have conversion rights. Further, due to the structural and operational differences of mutual funds and ETFs, the declaration and payment dates of dividends, and the ability to automatically reinvest such dividends, differ between Institutional and ETF Class shares, as described in the Prospectus.

With respect to matters which require shareholder approval, shareholders are entitled to vote only with respect to matters which affect the interest of the Portfolio or class of shares of the Portfolio which they hold, except as otherwise required by applicable law. If liquidation of the Fund should occur, the Fund’s shareholders would be entitled to receive, on a per class basis, the assets of the particular Portfolio whose shares they own, as well as a proportionate share of Fund assets not attributable to any particular Portfolio. Ordinarily, the Fund does not intend to hold annual meetings of shareholders, except as required by the 1940 Act or other applicable law. The Fund’s bylaws provide that special meetings of shareholders shall be called at the written request of shareholders entitled to cast not less than a majority of the votes entitled to be cast at such meeting. Such meeting may be called to consider any matter, including the removal of one or more directors. Shareholders will receive shareholder communications with respect to such matters as required by the 1940 Act, including semi-annual and annual financial statements of the Fund, the latter being audited.

Shareholder inquiries may be made by writing or calling the Fund at the address or telephone number appearing on the cover of this SAI. Only those individuals whose signatures are on file for the account in question may receive specific account information or make changes in the account registration.

Book Entry Only System.  The following information supplements and should be read in conjunction with the relevant information included in the Prospectus. DTC acts as securities depository for ETF Class shares.  ETF Class shares of the Portfolios are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates.  DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC.  More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (“NYSE”), NYSE MKT and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of ETF Class shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants.  Ownership of beneficial interests in ETF Class shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants).  Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of ETF Class shares.  No Beneficial Owner shall have the right to receive a certificate representing such ETF Class shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows.  Pursuant to the Depositary Agreement between the Fund and DTC, DTC is required to make available to the Fund upon request and for a fee to be charged to the Fund a listing of the ETF Class shares of a Portfolio held by each DTC Participant.  The Fund shall inquire of each such DTC Participant as to the number of Beneficial Owners holding ETF Class shares, directly or indirectly, through such DTC Participant.  The Fund shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners.  In addition, the Fund shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Portfolio distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Portfolio ETF Class shares.  DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in ETF Class shares of a Portfolio as shown on the records of DTC or its nominee.  Payments by DTC Participants to Indirect Participants and Beneficial Owners of ETF Class shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Fund has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such ETF Class shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.  DTC may decide to discontinue providing its service with respect to ETF Class shares at any time by giving reasonable notice to the

Fund and discharging its responsibilities with respect thereto under applicable law.  Under such circumstances, the Fund shall take action to find a replacement for DTC to perform its functions at a comparable cost.

PRINCIPAL HOLDERS OF SECURITIES

Because the ETF Class shares of the Portfolios have not been offered prior to the date of this SAI, no person beneficially owned 5% or more of the outstanding ETF Class shares of the Portfolios as of the date of this SAI.

CREATION AND REDEMPTION OF CREATION UNITS

General

Except in connection with a shareholder's conversion of a Portfolio's Institutional Class shares into such Portfolio's ETF Class shares, each Portfolio issues ETF Class shares only in Creation Units on a continuous basis through the Distributor or its agent, without a sales load. ETF Class shares are priced at the NAV next determined after receipt, on any Business Day (as defined below), of an order received by the Transfer Agent in proper form. A “Business Day” with respect to each Portfolio's ETF Class shares is any day on which the Exchange on which the Portfolio ETF Class shares are listed for trading is open for business. As of the date of this SAI, the Exchange observes the following holidays: New Year’s Day (observed), Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. On days when the Exchange closes earlier than normal, the Portfolios may require orders to be placed earlier in the day. Although it is expected that the same holidays will be observed in the future, the Exchange may modify its holiday schedule or hours of operation at any time.

Each Portfolio effects creations and redemptions only to and from broker-dealers and large institutional investors that have entered into authorized participant agreements, as described further below. Each Portfolio may issue and redeem Creation Units of its ETF Class shares in exchange for a designated basket of portfolio investments (including any portion of such investments for which cash may be substituted), together with an amount of cash and any applicable fees, as described below. For each Portfolio, the Fund reserves the right to permit or require that creations and redemptions of ETF Class shares be effected entirely in cash, in-kind or a combination thereof.

To the extent the Portfolios engage in in-kind transactions, the Portfolios intend to comply with the U.S. federal securities laws in accepting securities for deposit and satisfying redemptions with redemption securities by, among other means, assuring that any securities accepted for deposit and any securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the 1933 Act. Further, an Authorized Participant (as defined below under “Procedures for Creation of Creation Units”) that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the 1933 Act, will not be able to receive securities that are restricted securities eligible for resale under Rule 144A.

The Portfolios may utilize custom creation or redemption baskets consistent with Rule 6c-11. Custom orders may be required to be received by the Transfer Agent by 1:00 p.m., Eastern Time, to be effectuated based on the Portfolio’s NAV on that Business Day. The Fund has adopted policies and procedures that govern the construction and acceptance of baskets, including heightened requirements for certain types of custom baskets. These policies and procedures provide detailed parameters for the construction and acceptance of custom baskets that are in the best interests of the Portfolio and its shareholders, including the process for any revisions to, or deviations from, those parameters, and specify the titles or roles of the employees of the Advisor who are required to review each custom basket for compliance with the parameters.

Persons placing or effectuating custom orders should be mindful of time deadlines imposed by intermediaries, which may impact the successful processing of such orders.

Creations

Deposit of Investments/Delivery of Cash.  The consideration for purchase of Creation Units of a Portfolio generally consists of the in-kind deposit of a designated portfolio of investments (including cash in lieu of any portion of such investments) determined by the Portfolio (“Deposit Securities”) and a specified amount of cash (the “Cash Component”), computed as described below, together with applicable creation transaction fees (as described below). Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” applicable to creation requests received in proper form, subject to amendment or correction as described below.

The Cash Component, also commonly referred to as the balancing amount, is an amount equal to the difference between (i) the NAV of ETF Class shares of a Portfolio (per Creation Unit); and (ii) the “Deposit Amount,” which is the amount equal to the market value of the Deposit Securities and/or cash in lieu of all or a portion of the Deposit Securities. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the Deposit Amount.  If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. With respect to certain purchases, the Fund may require a specified cash collateral amount be added to the required Cash Component. Payment of any tax, stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities are the sole responsibility of the Authorized Participant purchasing the Creation Unit.

Creation Units may also be sold partially or solely for cash. When partial or full cash purchases of Creation Units are available or specified for a Portfolio, such purchases will be effected in essentially the same manner as in-kind purchases of Creation Units. In the case of a partial or full cash purchase, the Authorized Participant must pay the cash equivalent of the Deposit Securities it would have otherwise delivered in an in-kind purchase, in addition to the same Cash Component required to be paid by an in-kind purchaser. In addition, to offset brokerage and other costs associated with using cash to purchase the requisite Deposit Securities, the Authorized Participant must pay the Transaction Fees required by each Portfolio. If the Authorized Participant acts as a broker for the Portfolio in connection with the purchase of Deposit Securities, the Authorized Participant will also be required to pay certain brokerage commissions, taxes, and transaction and market impact costs. Notwithstanding the above, a Portfolio may determine not to charge a Transaction Fee or other costs associated with such purchases with cash when the Advisor has determined that doing so is in the best interest of Portfolio shareholders, This may occur in instances when a cash Creation Unit is accepted to facilitate the rebalance of the Portfolio’s portfolio holdings in a more tax efficient manner than could be achieved without such order, even if the decision to not charge such fees and expenses could be viewed as benefiting the Authorized Participant or its affiliate selected to execute the Portfolio’s portfolio transactions in connection with such orders.

The Custodian, through the National Securities Clearing Corporation (“NSCC”), makes available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the list of the names and the required quantities of each Deposit Security and the amount of the Cash Component to be included in the current Fund Deposit (based on information at the end of the previous Business Day and subject to possible amendment or correction) for the Portfolio's.

The Portfolio's reserve the right to accept a nonconforming (i.e., custom) Fund Deposit. In addition, the composition of the Fund Deposit may change as, among other things, corporate actions, investment rebalancing, and investment decisions by the Advisor are implemented for a Portfolio. The composition of the Fund Deposit may also change in response to adjustments to the weighting or composition of the component securities constituting a Portfolio’s investment portfolio. All questions as to the composition of the in-kind creation basket to be included in the Fund Deposit and the validity, form, eligibility, and acceptance for deposit of any instrument shall be determined by the Fund, and the Fund's determination shall be final and binding.

Procedures for Creation of Creation Units.  To be eligible to place orders with the Distributor to create a Creation Unit of a Portfolio, an entity must be (i) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”); or (ii) a DTC Participant (see “Book Entry Only System”), and, in each case, must have executed an authorized participant agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participant

Agreement”) (discussed further below).  A Participating Party and DTC Participant are collectively referred to as “Authorized Participants.” Investors should contact the Distributor for a list of current Authorized Participants.  All ETF Class shares of the Portfolio's, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

Placement of Creation Orders. All orders to create Creation Units must be placed for one or more Creation Unit sized aggregations of a specified number of ETF Class shares.  All standard orders to create Creation Units, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Transfer Agent no later than the order cut-off time designated by the Fund (“Closing Time”) on the date such order is placed in order for the creation of Creation Units to be effected based on the NAV of ETF Class shares of the Portfolio as next determined on such date after receipt of the order in proper form. With certain exceptions, the Closing Time for a Portfolio usually is the closing time of the regular trading session on the New York Stock Exchange—i.e., ordinarily 4:00 p.m., Eastern Time. Subject to the provisions of the applicable Participant Agreement, in the case of custom orders, the order may be required to be received by the Transfer Agent no later than 1:00 p.m., Eastern Time, on the date such order is placed. The date on which an order to create Creation Units (or an order to redeem Creation Units as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor and the Transfer Agent as described below in this SAI and pursuant to procedures set forth in the Participant Agreement.  Severe economic or market disruptions or changes, or telephone or other communication systems failure, may impede the ability to reach the Distributor, Transfer Agent or Authorized Participant.

Investors other than Authorized Participants are responsible for making arrangements for a creation request to be made through an Authorized Participant. Orders to create Creation Units of a Portfolio shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. The Authorized Participant must make available on or before the prescribed settlement date, by means satisfactory to a Portfolio, immediately available or same day funds estimated by the Portfolio to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fees. Those placing orders should ascertain the applicable deadline for cash transfers by contacting the operations department of the broker or depositary institution effectuating the transfer of the Cash Component. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, i.e., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and, therefore, orders to create Creation Units of a Portfolio have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. At any given time there may be only a limited number of broker-dealers that have executed a Participant Agreement.  Those placing orders for Creation Units through the Clearing Process should afford sufficient time to permit proper submission of the order to the Transfer Agent prior to the Closing Time on the Transmittal Date.

Orders for creation that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the broker or depository institution effecting such transfer of the Fund Deposit.

An order to create Creation Units is deemed received on the Transmittal Date if (i) such order is received by the Transfer Agent not later than the Closing Time on such Transmittal Date and (ii) all other procedures with respect to creation orders are properly followed.  The delivery of Creation Units so created will generally occur no later than the first Business Day following the day on which the purchase order is deemed received by the Transfer Agent (“T+1”). However, the Fund reserves the right to settle Creation Unit transactions on a basis other than T+1 if necessary or appropriate under the circumstances. Additionally, each Portfolio reserves the right to settle Creation Unit transactions on a basis other than T+1 if necessary or appropriate under the circumstances.

If any portion of the Cash Component and the Deposit Securities or any additional cash collateral amount specified by the Fund are not received, or do not otherwise remain in proper form as determined by the Fund through the applicable deadline specified by the Transfer Agent on the prescribed settlement date, the creation order may be rejected, revoked or canceled. Upon written notice to the Transfer Agent, such rejected, revoked or cancelled order may be resubmitted the following Business Day using a newly constituted Fund Deposit as specified by the Portfolio.

Acceptance of Orders for Creation Units. Subject to the conditions that (i) an irrevocable purchase order has been submitted by the Authorized Participant (either on its own or another investor's behalf) and (ii) arrangements satisfactory to a Portfolio are in place for the delivery of Deposit Securities and payment of the Cash Component and any other cash amounts which may be due, the Portfolio will accept the order, subject to the Portfolio’s right (and the right of the Distributor and the Transfer Agent) to reject, revoke or otherwise cancel such order as described in this SAI or in the applicable Participant Agreement.

Once an order has been accepted, a Portfolio will confirm the Creation Unit will be issued at a value equaled to the next determined NAV of the Portfolio’s ETF Class shares. The Transfer Agent will then transmit a confirmation of acceptance to the Authorized Participant that placed the order.

A Portfolio reserves the right (to the extent consistent with the provisions of Rule 6c-11 under the 1940 Act and the SEC’s positions thereunder) to reject or revoke a creation order for any reason, including if: (a) the order is not in proper form; (b) the Deposit Securities delivered do not conform to the identity and number of shares specified, as described above; (c) the investor(s), upon obtaining the ETF Class shares ordered, would own 80% or more of the currently outstanding ETF Class shares of the Portfolio; (d) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (e) deemed appropriate, in the Portfolio’s sole discretion, due to extraordinary circumstances during which non-U.S. markets on which the Portfolio's holdings are traded are closed for a limited period of time, in order to protect Portfolio shareholders from any dilutive costs that may be associated with the purchase of Deposit Securities in connection with creation orders on such days; or (f) in the event that circumstances outside the control of the Portfolio, the Distributor, the Transfer Agent or the Advisor make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Portfolio, Advisor, the Distributor, Transfer Agent, DTC, NSCC or any other participant in the creation process, and similar extraordinary events.  The Transfer Agent shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of the rejection of the order of such person.  The Portfolios, Custodian, sub-custodian, the Distributor and the Transfer Agent are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for failure to give such notification.

Issuance of Creation Units. Except as provided herein, a Creation Unit will generally not be issued until the transfer of good title to the applicable Portfolio of the Deposit Securities and the payment of the Cash Component and applicable creation transaction fees have been completed. Prior to the settlement of all Deposit Securities and the payment of all cash and fees that may be due in connection with an order, such order may be rejected, revoked or canceled as described in this SAI or the applicable Participant Agreement. When the Custodian or applicable sub-custodian has confirmed that the securities included in the Fund Deposit (or the cash value thereof) have been delivered to the account of the Custodian or relevant sub-custodian(s), the Transfer Agent and the Advisor shall be notified of such delivery and the applicable Portfolio will issue and cause the delivery of the Creation Unit.

A Portfolio may issue Creation Units to such Authorized Participant, notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant's delivery and maintenance of collateral having a value at least equal to 105%, and up to 115%, of the value of the missing Deposit Securities, which percentage the Advisor may change at any time, in its sole discretion, of the value of the missing Deposit Securities. The Fund may use such cash deposit at any time to buy Deposit Securities for the Portfolio. The only collateral that is acceptable to a Portfolio is cash in U.S. dollars. Such cash collateral generally must be delivered no later than 2 p.m., Eastern Time, on the next Business Day after the Transmittal Date or such other time as designated by the Custodian. The Portfolio may buy the missing Deposit Securities at any time, and the Authorized Participant will be subject to liability for any shortfall between the cost to the Portfolio of purchasing such securities and the value of the cash collateral including, without limitation, liability for related brokerage, borrowings and other charges.

In certain cases, Authorized Participants may create and redeem Creation Units on the same trade date and in these instances, a Portfolio reserves the right to settle these transactions on a net basis or require a representation from the Authorized Participants that the creation and redemption transactions are for separate beneficial owners. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Portfolio and the Portfolio’s determination shall be final and binding.

Creation Transaction Fee.  A standard creation transaction fee is imposed to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard creation transaction fee is charged to the Authorized Participant on the day such Authorized Participant creates a Creation Unit, and is the same, regardless of the number of Creation Units purchased by the Authorized Participant on the applicable Business Day. From time to time and for such periods as the Advisor may deem appropriate, the Advisor may increase, decrease or otherwise modify the creation transaction fee to an amount that, in its judgment, is necessary or appropriate to recoup for a Portfolio the costs it may incur as a result of such purchases, or to otherwise eliminate or reduce so far as practicable any dilution of the value of the ETF Class shares. The Authorized Participant may also be required to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transaction (up to the maximum amount shown below). Authorized Participants will also bear the costs of transferring the Deposit Securities to a Portfolio. Investors who use the services of a broker or other financial intermediary to acquire a Portfolio's ETF Class shares may be charged a fee for such services.

The following table sets forth each Portfolio’s standard creation transaction fees and maximum additional charge (as described above):

Portfolio	Standard Creation Transaction Fee	Maximum Additional Charge for Creations*
DFA Five-Year Global Fixed Income Portfolio	$600	3%
DFA Intermediate Government Fixed Income Portfolio	$200	3%
DFA Short-Duration Real Return Portfolio	$400	3%

* As a percentage of the NAV per Creation Unit.

If a purchase consists of a cash portion and the Portfolio places a brokerage transaction to purchase securities with the Authorized Participant or its affiliated broker-dealer, the Authorized Participant (or its affiliated broker-dealer) may be required, in its capacity as broker-dealer with respect to that transaction, to cover certain brokerage, tax, foreign exchange, execution, and price movement costs through a Price Guarantee or Variable fee, as described in the Brokerage Transactions section of this SAI.

Redemptions

Redemption of Creation Units. ETF Class shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Transfer Agent and only on a Business Day. The will not redeem ETF Class shares in amounts less than Creation Units. Beneficial owners must accumulate enough ETF Class shares in the secondary market to constitute a Creation Unit in order to have such ETF Class shares redeemed by a Portfolio. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of ETF Class shares of a Portfolio to constitute a redeemable Creation Unit.

When in-kind redemptions are available or specified for a Portfolio, the redemption proceeds for a Creation Unit generally consist of a designated portfolio of investments including cash in lieu of all or a portion of such investments (“Fund Instruments”) plus or minus the Cash Component, as next determined after a receipt of a request in proper form, together with the applicable redemption transaction fees (as described below) and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. The Fund Instruments together with the Cash Component comprise the “Fund Redemption.” The Cash Component, also commonly referred to as the balancing amount, included in the Fund Redemption is a compensating cash payment equal to the difference, if any, between (i) the NAV attributable to a Creation Unit and (ii) the aggregate market value of the Fund Instruments (i.e., securities or other instruments in the in-kind redemption basket) and/or the cash in-lieu of all or a portion of the Fund Instruments. In the event that the Fund Instruments and the cash in lieu have a value greater than the NAV of the Portfolio's ETF Class shares, the Cash Component is required to be paid by the redeeming shareholder. If the NAV attributable to a Creation Unit exceeds the market value of the Fund Instruments and the cash in-lieu amount, if any, the Portfolio pays the Cash Component to the redeeming shareholder.

Creation Units may also be redeemed partially or solely for cash. A Portfolio may pay out the proceeds of redemptions of Creation Unit solely in cash or through any combination of cash or securities. In addition, an investor may request a redemption in cash that the Portfolio may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its ETF Class shares based on the NAV of the ETF Class shares of the Portfolio next determined after the redemption request is received in proper form (minus applicable redemption transaction fees and an additional charge for requested cash redemptions specified below, to offset the brokerage and other transaction costs associated with the disposition of Fund Instruments). Proceeds will be paid to the Authorized Participant redeeming ETF Class shares on behalf of the redeeming investor as soon as practicable after the date of redemption. If the Authorized Participant acts as a broker for the Portfolio in connection with the sale of Fund Instruments, the Authorized Participant will also be required to pay certain brokerage commissions, taxes, and transaction and market impact costs.

The Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time) on each Business Day, the identity of the Fund Instruments and Cash Component that will be applicable (based on information at the end of the previous Business Day and subject to possible amendment or correction) to redemption requests received in proper form on that day. Fund Instruments received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Units.

The Portfolios reserve the right to deliver a nonconforming (i.e., custom) Fund Redemption. All questions as to the composition of the in-kind redemption basket to be included in the Fund Redemption shall be determined by the Fund, in accordance with applicable law, and the Fund's determination shall be final and binding. The Portfolios reserve the right to make redemption payments in cash, in-kind or a combination of each.

Deliveries of Fund Redemptions will generally be made within one Business Day (“T+1”). However, the Portfolios reserve the right to settle redemption transactions on a basis other than T+1 if necessary or appropriate under the circumstances and consistent with applicable law. Delayed settlement may occur due to a number of different reasons, including, without limitation, settlement cycles for the underlying securities, unscheduled market closings, an effort to link distribution to dividend record dates and ex-dates and newly announced holidays. For example, the redemption settlement process may be extended beyond T+1 because of the occurrence of a holiday in a non-U.S. market or in the U.S. bond market that is not a holiday observed in the U.S. equity market. Additionally, each Portfolio reserves the right to settle redemption transactions on a basis other than T+1 if necessary or appropriate under the circumstances; provided, however, that the Portfolios will deliver the foreign investment(s) as soon as practicable, and in no event later than 15 days after the receipt of a redemption request.

Because the portfolio securities of a Portfolio may trade on exchange(s) on days that the Exchange is closed or are otherwise not Business Days for the Portfolio, investors may not be able purchase or sell shares of the Portfolio on the Exchange on days when the NAV of the Portfolio could be significantly affected by events in the relevant non-U.S. markets. The right of redemption may be suspended or the date of payment postponed (i) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the Exchange is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the ETF Class shares of a Portfolio or determination of a Portfolio’s NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

If an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit to be redeemed to a Portfolio, at or prior to 2 p.m., Eastern Time on the prescribed settlement date, the Transfer Agent may accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing ETF Class shares as soon as possible. Such undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash, in U.S. dollars in immediately available funds, having a value at least equal to 105%, and up to 115%, of the value of the missing ETF Class shares, which percentage the Fund may change at any time, in its sole discretion, of the value of the missing ETF Class shares. Such cash collateral must be delivered no later than 2 p.m., Eastern Time, on the prescribed settlement date and shall be held by the Custodian and marked-to-market daily. The fees of the Custodian and any sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The Portfolio may purchase missing ETF Class shares of a Portfolio or acquire the Fund Instruments and the Cash Component underlying such ETF Class shares, and the Authorized Participant will be subject to liability for any shortfall between the cost of the Portfolio acquiring such ETF Class shares, the Fund Instruments or Cash Component and the value of the cash collateral including, without limitation, liability for related brokerage and other charges.

Placement of Redemption Orders. Investors other than Authorized Participants are responsible for making arrangements for an order to redeem to be made through an Authorized Participant. An order to redeem Creation Units is deemed received by the Fund on the Transmittal Date if: (i) such order is received by the Transfer Agent not later than the Closing Time on the Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement and this Statement of Additional Information are properly followed. If the Transfer Agent does not receive the ETF Class shares through DTC by 2 p.m., Eastern Time, on the prescribed settlement date, the redemption request may be deemed rejected. Investors should be aware that the deadline for the transfers of shares through the DTC may be significantly earlier than the close of business on the Exchange.

An order to redeem Creation Units made in proper form but received by the Fund after the Closing Time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such next Business Day. On days when the Exchange closes earlier than normal, orders to redeem Creation Units may need to be placed earlier in the day.

Redemption Transaction Fee.  A standard redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by a Portfolio. The standard redemption transaction fee is charged to the Authorized Participant on the day such Authorized Participant redeems a Creation Unit, and is the same regardless of the number of Creation Units redeemed by an Authorized Participant on the applicable Business Day. From time to time and for such periods as the Advisor may deem appropriate, the Advisor may increase, decrease or otherwise modify the redemption transaction fee to an amount that, in its judgment, is necessary or appropriate to recoup for the Portfolio the costs it may incur as a result of such redemption, or to otherwise eliminate or reduce so far as practicable any dilution of the value of the ETF Class shares. The Authorized Participant may also be required to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transaction (up to the maximum amount shown below). Authorized Participants will also bear the costs of transferring the Fund Instruments from a Portfolio to their account on their order. Investors who use the services of a broker or other financial intermediary to dispose of a Portfolio's ETF Class shares may be charged a fee for such services.

The following table sets forth each Portfolio’s standard redemption transaction fees and maximum additional charge (as described above):

Portfolio	Standard Redemption Transaction Fee	Maximum Additional Charge for Redemptions*
DFA Five-Year Global Fixed Income Portfolio	$600	2%
DFA Intermediate Government Fixed Income Portfolio	$200	2%
DFA Short-Duration Real Return Portfolio	$400	2%

* As a percentage of the NAV per Creation Unit, inclusive of the standard redemption transaction fee.

If a redemption consists of a cash portion and a Portfolio places a brokerage transaction to sell securities with the Authorized Participant or its affiliated broker-dealer, the Authorized Participant (or its affiliated broker-dealer) may be required, in its capacity as broker-dealer with respect to that transaction, to cover certain brokerage, tax, foreign exchange, execution, and price movement costs through a Price Guarantee or Variable fee, as described in the Brokerage Transactions section of this SAI.

Conversions

A shareholder holding Institutional Class shares of a Portfolio may convert those shares to ETF Class shares issued by the same Portfolio to the extent supported by the shareholder's financial intermediary. Shareholders should contact their financial intermediary to determine the eligibility of their account for such a conversion. ETF Class shares, whether acquired through a conversion or purchased on the secondary market, cannot be converted to Institutional Class shares of the Portfolio or exchanged for ETF Class shares of another Portfolio.

In contrast to the Institutional Class shares, however, ETF Class shares must be held in a brokerage account. Accordingly, shareholders that hold Institutional Class shares in an account directly with a Portfolio through its transfer agent, or in a brokerage account that only allows the shareholder to hold mutual fund shares, will need to independently designate an eligible brokerage account for holding the ETF Class shares prior to a conversion. Shareholders that hold Institutional Class shares in a 401(k) plan or other employer-sponsored retirement or benefit plan generally may not convert those shares to ETF Class shares and should check with their plan sponsor or recordkeeper regarding eligibility.

A conversion from Institutional Class shares to ETF Class shares of a Portfolio will be processed at the relative NAVs of the respective share classes at the time of conversion. Since Depository Trust Company (DTC) (or its nominee) serves as the record owner of, and holds legal title to, the ETF Class shares of a Portfolio and does not support the distribution and transfer of fractional shares, a shareholder may be unable to convert a small portion of their Institutional Class shares into ETF Class shares.

For example, if a shareholder’s Institutional Class shares were equal to 15.25 ETF Class shares based on the relative NAVs of the classes, DTC’s system would only account for the transfer of 15 whole ETF Class shares. If a shareholder’s financial intermediary does not accommodate the ownership of fractional shares of ETFs (e.g., while DTC’s systems do not allow for the distribution and transfer of fractional shares of ETFs, a financial intermediary may acquire whole shares of an ETF and allocate fractional shares of such ETF to its clients that are recorded on the intermediary’s books), a shareholder would be required to redeem the portion of their Institutional Class shares investment equal to 0.25 fractional ETF Class shares. Albeit small, such redemption would be a taxable event. Shareholders will not otherwise recognize a taxable gain (or loss) on the conversion of Institutional Class shares of a Portfolio into ETF Class shares.

Shareholders should contact their financial intermediary to determine whether a conversion or the redemption of fractional shares may be subject to fees and expenses. The Portfolios do not impose a transaction fee on conversions but reserve the right to change such policy or to limit, temporarily suspend, or terminate the conversion privilege in the future.

Investors owning Institutional Class shares in an account directly with a Portfolio through its transfer agent should first contact the Portfolio’s transfer agent at (888) 576-1167 to notify the transfer agent of the proposed conversion and then send a letter of instruction to the transfer agent by an approved method. Shareholders that invest in a Portfolio through a financial intermediary should contact their financial intermediary for information regarding conversions. The length of the conversion process will depend on a shareholder’s financial intermediary, but may take several days from the date of the request. Shareholders will remain fully invested in their Institutional Class shares until the conversion process is complete.

A blackout period for conversions into ETF Class shares may be imposed by a Portfolio around the dates the Portfolio declares dividends. This may be necessary to accommodate the operational requirements of certain financial intermediaries.

TAXATION OF THE PORTFOLIOS AND THEIR SHAREHOLDERS

The following is a summary of some of the federal income tax consequences of investing in a Portfolio (sometimes referred to as "the Portfolio"). Unless you are invested in the Portfolio through a qualified retirement plan, you should consider the tax implications of investing and consult your own tax advisor. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

This “TAXATION OF THE PORTFOLIOS AND THEIR SHAREHOLDERS” section is based on the Internal Revenue Code of 1986, as amended (the “Code”), and applicable regulations in effect on the date of this SAI. Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Portfolio and its shareholders. Any of these changes or court decisions may have a retroactive effect.

This is for general information only and not tax advice and does not purport to deal with all federal tax consequences applicable to all categories of investors, some of which may be subject to special rules. You should consult your own tax advisor regarding your particular circumstances before making an investment in the Portfolio.

Taxation of the Portfolio

The Portfolio has elected and intends to qualify (or, if newly organized, intends to elect and qualify) each year as a regulated investment company (sometimes referred to as a “regulated investment company,” “RIC” or “portfolio”) under Subchapter M of the Code. If the Portfolio qualifies, the Portfolio will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes.

Qualification as a regulated investment company. In order to qualify for treatment as a regulated investment company, the Portfolio must satisfy the following requirements:

• Distribution Requirement —the Portfolio must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Portfolio after the close of its taxable year that are treated as made during such taxable year).

• Income Requirement —the Portfolio must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (“QPTPs”).

• Asset Diversification Test — the Portfolio must satisfy the following asset diversification test at the close of each quarter of the Portfolio’s tax year: (1) at least 50% of the value of the Portfolio’s assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Portfolio has not invested more than 5% of the value of the Portfolio’s total assets in securities of an issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Portfolio’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies) or of two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses, or, collectively, in the securities of one or more QPTPs.

In some circumstances, the character and timing of income realized by the Portfolio for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to such type of investment may adversely affect the Portfolio’s ability to satisfy these requirements. See “Tax Treatment of Portfolio Transactions” below with respect to the application of these requirements to certain types of investments. In other circumstances, the Portfolio may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test which may have a negative impact on the Portfolio’s income and performance.

The Portfolio may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If the Portfolio uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of a Portfolio's ETF Class shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. If the IRS determines that the Portfolio’s allocation is improper and that the Portfolio has under-distributed its income and gain for any taxable year, the Portfolio may be liable for federal income and/or excise tax. If, as a result of such adjustment, the Portfolio fails to satisfy the Distribution Requirement, the Portfolio will not qualify that year as a regulated investment company, the effect of which is described in the following paragraph.

If for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at the corporate income tax rate without any deduction for dividends paid, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Portfolio’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company would thus have a negative impact on the Portfolio’s income and performance. Subject to savings provisions for certain inadvertent failures to satisfy the Income Requirement or Asset Diversification Test which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Portfolio will not qualify as a regulated investment company in any given tax year. Even if such savings provisions apply, the Portfolio may be subject to a monetary sanction of $50,000 or more. Moreover, the Board reserves the right not to maintain the qualification of the Portfolio as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

Portfolio turnover. For investors that hold their ETF Class shares in a taxable account, a high portfolio turnover rate may result in higher taxes. This is because a portfolio with a high turnover rate is likely to accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable portfolio with a low turnover rate. Any such higher taxes would reduce the Portfolio’s after-tax performance. See “Taxation of Portfolio Distributions – Distributions of capital gains” below. For non-U.S. investors, any such acceleration of the recognition of capital gains that results in more short-term and less long-term capital gains being recognized by the Portfolio may cause such investors to be subject to increased U.S. withholding taxes. See “Non-U.S. Investors – Capital gain dividends and short-term capital gain dividends” below.

Capital loss carryovers. The capital losses of the Portfolio, if any, do not flow through to shareholders. Rather, the Portfolio may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute such gains that are offset by the losses. If the Portfolio has a “net capital loss” (that is, capital losses in excess of capital gains), the excess (if any) of the Portfolio’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Portfolio’s next taxable year, and the excess (if any) of the Portfolio’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Portfolio’s next taxable year. Any such net capital losses of the Portfolio that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Portfolio in succeeding taxable years. The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of the Portfolio. An ownership change generally results when shareholders owning 5% or more of the Portfolio increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate, thereby reducing the Portfolio’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Portfolio’s shareholders could result from an ownership change. The Portfolio undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and sales or as a result of engaging in a tax-free reorganization with another portfolio. Moreover, because of circumstances beyond the Portfolio’s control, there can be no assurance that the Portfolio will not experience, or has not already experienced, an ownership change.

Deferral of late year losses. The Portfolio may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Portfolio’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Portfolio distributions for any calendar year (see “Taxation of Portfolio Distributions – Distributions of capital gains” below). A “qualified late year loss” includes:

• any net capital loss incurred after October 31 of the current taxable year, or, if there is no such loss, any net long-term capital loss or any net short-term capital loss incurred after October 31 of the current taxable year (“post-October capital losses”), and

• the sum of (1) the excess, if any, of (a) specified losses incurred after October 31 of the current taxable year, over (b) specified gains incurred after October 31 of the current taxable year and (2) the excess, if any, of (a) ordinary losses incurred after December 31 of the current taxable year, over (b) the ordinary income incurred after December 31 of the current taxable year.

The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (“PFIC”) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary income” mean other ordinary losses and income that are not described in the preceding sentence.  Since the Portfolio has a fiscal year ending in October, the amount of qualified late-year losses (if any) is computed without regard to any items of income, gain, or loss that are (a) post-October capital losses, (b) specified losses, and (c) specified gains.

Undistributed capital gains. The Portfolio may retain or distribute its net capital gain for each taxable year. The Portfolio currently intends to distribute net capital gains. If the Portfolio elects to retain its net capital gain, the Portfolio will be taxed thereon (except to the extent of any available capital loss carryovers) at the corporate income tax rate. If the Portfolio elects to retain its net capital gain, it is expected that the Portfolio also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Portfolio on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

Excise tax distribution requirements. To avoid a 4% nondeductible federal excise tax, the Portfolio must distribute by December 31 of each year an amount equal to at least: (1) 98% of its ordinary income for the calendar year, (2) 98.2% of capital gain net income (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year, and (3) any prior year undistributed ordinary income and capital gain net income. The Portfolio may elect to defer to the following year any net ordinary loss incurred for the portion of the calendar year which is after the beginning of the Portfolio’s taxable year. Also, the Portfolio will defer any “specified gain” or “specified loss” which would be properly taken into account for the portion of the calendar year after October 31. Any net ordinary loss, specified gain, or specified loss deferred shall be treated as arising on January 1 of the following calendar year. Generally, the Portfolio intends to make sufficient distributions prior to the end of each calendar year to avoid any material liability for federal income and excise tax, but can give no assurances that all or a portion of such liability will be avoided. In addition, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Portfolio having to pay an excise tax.

Foreign income tax. Investment income received by the Portfolio from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld generally will be treated as an expense of the Portfolio. Any foreign withholding taxes could reduce the Portfolio’s distributions. The United States has entered into tax treaties with many foreign countries which entitle the Portfolio to a reduced rate of, or exemption from, tax on such income. Some countries require the filing of a tax reclaim or other forms to receive the benefit of the reduced tax rate; whether or when the Portfolio will receive the tax reclaim is within the control of the individual country. Information required on these forms may not be available such as shareholder information; therefore, the Portfolio may not receive the reduced treaty rates or potential reclaims. Other countries have conflicting and changing instructions and restrictive timing requirements which may cause the Portfolio not to receive the reduced treaty rates or potential reclaims. Other countries may subject capital gains realized by the Portfolio on sale or disposition of securities of that country to taxation. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Portfolio’s assets to be invested in various countries is not known. Under certain circumstances, the Portfolio may elect to pass-through foreign tax credits, although it reserves the right not to do so. In some instances it may be more costly to pursue tax reclaims than the value of the benefits received by the Portfolio. If the Portfolio makes such an election and obtains a refund of foreign taxes paid by the

Portfolio in a prior year, the Portfolio may be eligible to reduce the amount of foreign taxes reported by the Portfolio to its shareholders, generally by the amount of the foreign taxes refunded, for the year in which the refund is received. See “Taxation of Portfolio Distributions – Pass-through of foreign tax credits” below.

Purchase of shares. As a result of tax requirements, the Fund on behalf of the Portfolio's ETF Class shares has the right to reject an order to purchase shares if the purchaser (or group of purchasers acting in concert with each other) would, upon obtaining the shares so ordered, own 80% or more of the outstanding ETF Class shares of the Portfolio and if, pursuant to Sections 351 and 362 of the Code, the Portfolio would have a basis in the deposit securities different from the market value of such securities on the date of deposit. The Fund also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.

Taxation of Portfolio Distributions—All Portfolios

Taxable income dividends. The Portfolio may earn taxable income from many sources, including temporary investments, discount from stripped obligations or their coupons, income from securities loans or other taxable transactions, and ordinary income from the sale of market discount bonds. If you are a taxable investor, any distributions by the Portfolio from this income will be taxable to you as ordinary income, whether you receive them in cash or in additional shares.

Distributions of net investment income. The Portfolio receives ordinary income generally in the form of dividends and/or interest on its investments. The Portfolio may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Portfolio, constitutes the Portfolio’s net investment income from which dividends may be paid. If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of the Portfolio’s earnings and profits. In the case of a Portfolio whose strategy includes investing in stocks of corporations, a portion of the income dividends paid by the Portfolio may be qualified dividends eligible to be taxed at reduced rates.

Distributions of capital gains. The Portfolio may realize a capital gain or loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Portfolio. Any net capital gain of the Portfolio generally will be distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate federal excise or income taxes on the Portfolio.

Returns of capital. Distributions by the Portfolio that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in his shares; any excess will be treated as gain from the sale of his shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in his Portfolio shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Portfolio shares. Return of capital distributions can occur for a number of reasons including, among others, the Portfolio over-estimates the income to be received from certain investments such as those classified as partnerships or equity real estate investment trusts (“REITs”).

Qualified dividend income for individuals. Amounts reported by the Portfolio as derived from qualified dividend income will be taxed in the hands of individuals and other noncorporate shareholders at the rates applicable to long-term capital gain. “Qualified dividend income” means dividends paid to the Portfolio (a) by domestic corporations, (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program, or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. Both the Portfolio and the investor must meet certain holding period requirements to qualify Portfolio dividends for this treatment. Specifically, the Portfolio must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Portfolio shares for at least 61 days during the 121-day period beginning 60 days before the Portfolio distribution goes ex-dividend. Income derived from investments in derivatives, fixed-income securities,

U.S. REITs, PFICs, and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income. Because the income of the Portfolios is derived primarily from interest on debt securities, none or only a small amount of a Portfolio’s dividends will be qualified dividend income. Income dividends from interest earned by the Portfolios on debt securities will continue to be taxed at the higher ordinary income tax rate.

Dividends-received deduction for corporations. For corporate shareholders, a portion of the dividends paid by the Portfolio may qualify for the 50% corporate dividends-received deduction. The portion of dividends paid by the Portfolio that so qualifies will be reported by the Portfolio each year and cannot exceed the gross amount of dividends received by the Portfolio from domestic (U.S.) corporations. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions that apply to both the Portfolio and the investor. Specifically, the amount that the Portfolio may report as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Portfolio were debt-financed or held by the Portfolio for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your ETF Class shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Portfolio dividends on your shares may also be reduced or eliminated. Income derived by the Portfolio from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment. Because the income of the Portfolios is derived primarily from interest on debt securities, none or only a small amount of their distributions are expected to qualify for the corporate dividends-received deduction.

Impact of realized but undistributed income and gains, and net unrealized appreciation of portfolio securities. At the time of your purchase of shares, the Portfolio’s NAV may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the Portfolio. A subsequent distribution of such amounts, although constituting a return of your investment, would be taxable, and would be taxed as ordinary income (some portion of which may be taxed as qualified dividend income), capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. The Portfolio may be able to reduce the amount of such distributions from capital gains by utilizing its capital loss carryovers, if any.

Pass-through of foreign tax credits. If at the end of the fiscal year, more than 50% in value of the total assets of the Portfolio are invested in securities of foreign corporations, the Portfolio may elect to pass through to its shareholders their pro rata share of foreign income taxes paid by the Portfolio. If this election is made, the Portfolio may report more taxable income to you than it actually distributes. You will then be entitled either to deduct your share of these taxes in computing your taxable income or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders). The Portfolio will provide the information necessary to claim this deduction or credit if it makes this election. No deduction for foreign tax may be claimed by a noncorporate shareholder who does not itemize deductions or who is subject to the alternative minimum tax. The Portfolio reserves the right not to pass through the amount of foreign income taxes paid by the Portfolio. Additionally, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits. See “Tax Treatment of Portfolio Transactions – Securities lending” below.

U.S. Government securities. To the extent the Portfolio invests in certain U.S. Government obligations, dividends paid by the Portfolio that are derived from interest on these obligations should be exempt from state and local personal income taxes, subject in some states to minimum investment or reporting requirements that must be met by the Portfolio. The income on portfolio investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (“GNMA”) or Federal National Mortgage Association (“FNMA”) securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

Information on the amount and tax character of distributions. You will be informed of the amount and character of distributions and the tax status of such distributions for federal income tax purposes shortly after the close of each calendar year. If you have not held a Portfolio's ETF Class shares for a full year, the Portfolio may report and distribute, as ordinary income, qualified dividends, or capital gains, and in the case of non-U.S. shareholders the Portfolio may further report and distribute as interest-related dividends and short-term capital gain dividends, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Portfolio. Taxable distributions declared by the Portfolio in October, November, or December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.

Medicare tax. A 3.8% Medicare tax is imposed on net investment income earned by certain individuals, estates and trusts. “Net investment income,” for these purposes, means investment income, including ordinary dividends and capital gain distributions received from the Portfolio and net gains from taxable dispositions of a Portfolio's ETF Class shares, reduced by the deductions properly allocable to such income. In the case of an individual, the tax will be imposed on the lesser of (1) the shareholder’s net investment income or (2) the amount by which the shareholder’s modified adjusted gross income exceeds $250,000 (if the shareholder is married and filing jointly or a surviving spouse), $125,000 (if the shareholder is married and filing separately) or $200,000 (in any other case). Net investment income does not include exempt-interest dividends. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Sales and Exchanges of Portfolio ETF Class Shares

In general. If you are a taxable investor, sales and exchanges of a Portfolio's ETF Class shares are taxable transactions for federal and state income tax purposes. If you sell your ETF Class shares, the IRS requires you to report any gain or loss on your sale. If you held your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

Taxes on Purchase and Redemption of Creation Units. An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase (plus any cash received by the Authorized Participant as part of the issue) and the Authorized Participant’s aggregate basis in the securities surrendered (plus any cash paid by the Authorized Participant as part of the issue). An Authorized Participant who exchanges Creation Units for securities generally will recognize a gain or loss equal to the difference between the Authorized Participant’s basis in the Creation Units (plus any cash paid by the Authorized Participant as part of the redemption) and the aggregate market value of the securities received (plus any cash received by the Authorized Participant as part of the redemption). The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as a short-term capital gain or loss if the shares have been held for one year or less, assuming such Creation Units are held as a capital asset.

If the Portfolio redeems Creation Units in cash, it may recognize more capital gains than it will if it redeems Creation Units in-kind.

Tax basis information. A shareholder’s cost basis information will be provided on the sale of any of the shareholder’s shares, subject to certain exceptions for exempt recipients. Please contact the broker (or other nominee) that holds your shares with respect to reporting of cost basis and available elections for your account.

Wash sales. All or a portion of any loss that you realize on a sale of your ETF Class shares will be disallowed to the extent that you buy other shares in the Portfolio (through reinvestment of dividends or otherwise) or substantially similar stock or securities within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares.

Sales at a loss within six months of purchase. Any loss incurred on a sale of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you on those shares.

Tax shelter reporting. Under Treasury regulations, if a shareholder recognizes a loss with respect to the Portfolio’s ETF Class shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Tax Treatment of Portfolio Transactions

Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a portfolio and, in turn, affect the amount, character and timing of dividends and distributions payable by the portfolio to its shareholders. This section should be read in conjunction with the discussion in the Prospectus under “Principal Investment Strategies” and “Principal Risks” for a detailed description of the various types of securities and investment techniques that apply to the Portfolio.

In general. In general, gain or loss recognized by a portfolio on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

Certain fixed-income investments. Gain recognized on the disposition of a debt obligation purchased by a portfolio at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued during the period of time the portfolio held the debt obligation unless the portfolio made a current inclusion election to accrue market discount into income as it accrues. If a portfolio purchases a debt obligation (such as a zero coupon security or pay-in-kind security) that was originally issued at a discount, the portfolio generally is required to include in gross income each year the portion of the original issue discount that accrues during such year. Therefore, a portfolio’s investment in such securities may cause the portfolio to recognize income and make distributions before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, a portfolio may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of portfolio shares.

Investments in debt obligations that are at risk of or in default present tax issues for a portfolio. Tax rules are not entirely clear about issues such as whether and to what extent a portfolio should recognize market discount on a debt obligation, when a portfolio may cease to accrue interest, original issue discount or market discount, when and to what extent a portfolio may take deductions for bad debts or worthless securities and how a portfolio should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a portfolio in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.

Options, futures, forward contracts, swap agreements and hedging transactions. In general, option premiums received by a portfolio are not immediately included in the income of the portfolio. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the portfolio transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a portfolio is exercised and the portfolio sells or delivers the underlying stock, the portfolio generally will recognize capital gain or loss equal to (a) sum of the strike price and the option premium received by the portfolio minus (b) the portfolio’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a portfolio pursuant to the exercise of a put option written by it, the portfolio generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of a portfolio’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the portfolio is greater or less than the amount paid by the portfolio (if any) in terminating the transaction. Thus, for example, if an option written by a portfolio expires unexercised, the portfolio generally will recognize short-term gain equal to the premium received.

The tax treatment of certain futures contracts entered into by a portfolio as well as listed non-equity options written or purchased by the portfolio on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by section 1256 of the Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by a portfolio at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. Section 1256 contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.

In addition to the special rules described above in respect of options and futures transactions, a portfolio’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a portfolio are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the portfolio, defer losses to the portfolio, and cause adjustments in the holding periods of the portfolio’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions. Moreover, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a portfolio has made sufficient distributions and otherwise satisfied the relevant requirements to maintain its qualification as a regulated investment company and avoid a portfolio-level tax.

Certain of a portfolio’s investments in derivatives and foreign currency-denominated instruments, and the portfolio’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a portfolio’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the portfolio could be required to make distributions exceeding book income to qualify as a regulated investment company. If a portfolio’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the portfolio’s remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

Foreign currency transactions. A portfolio’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease a portfolio’s ordinary income distributions, and may cause some or all of the portfolio’s previously distributed income to be classified as a return of capital. In certain cases, a portfolio may make an election to treat such gain or loss as capital.

Securities lending. While securities are loaned out by a portfolio, the portfolio generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 50% dividends-received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders. Additionally, in the case of a portfolio with a strategy of investing in tax-exempt securities, any payments made “in lieu of” tax-exempt interest will be considered taxable income to the portfolio, and thus, to the investors, even though such interest may be tax-exempt when paid to the borrower.

Investments in convertible securities. Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder’s exercise of the conversion privilege is treated as a nontaxable event. Mandatorily convertible debt (e.g., an exchange-traded note or ETN issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt. Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt. Dividends received generally are qualified dividend income and eligible for the corporate dividends-received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount principles.

Investments in securities of uncertain tax character. A portfolio may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a portfolio, it could affect the timing or character of income recognized by the fund, requiring the portfolio to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

Pre-refunded municipal securities.  A portfolio may invest in pre-refunded municipal securities.  For purposes of the Asset Diversification Test, a portfolio’s investment in pre-refunded municipal securities backed by U.S. Treasury and Agency Securities will be considered an investment in the respective U.S. Treasury and Agency Securities that were deposited in the escrow account for the securities. The 2017 Tax Cuts and Jobs Act repeals the exclusion from gross income for interest on pre-refunded municipal securities effective for such bonds issued after Dec. 31, 2017.

Backup Withholding

By law, a withholding of tax may apply to your taxable dividends and sales proceeds unless you:

• provide your correct social security or taxpayer identification number,

• certify that this number is correct,

• certify that you are not subject to backup withholding, and

• certify that you are a U.S. person (including a U.S. resident alien).

Withholding also is imposed if the IRS requires it. When withholding is required, the amount will be 24% of any distributions or proceeds paid. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS. Certain payees and payments are exempt from backup withholding and information reporting. The special U.S. tax certification requirements applicable to non-U.S. investors to avoid backup withholding are described under the “Non-U.S. Investors” heading below.

Non-U.S. Investors

Non-U.S. investors (shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

In general. The United States imposes a withholding tax at the 30% statutory rate (or at a lower rate if you are a resident of a country that has a tax treaty with the U.S.) on U.S. source dividends, including on income dividends paid to you by the Portfolio. Exemptions from this U.S. withholding tax are provided for exempt interest dividends, capital gain dividends paid by the Portfolio from its net long-term capital gains, interest-related dividends paid by the Portfolio from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your ETF Class shares, will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person.

Capital gain dividends and short-term capital gain dividends. In general, (i) a capital gain dividend reported by the Portfolio to shareholders as paid from its net long-term capital gains or (ii) a short-term capital gain dividend reported by the Portfolio to shareholders as paid from its net short-term capital gains, other than long- or short-term capital gains realized on the disposition of certain U.S. real property interests (see the discussion below), are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year.

Interest-related dividends. Dividends reported by the Portfolio to shareholders as interest-related dividends and paid from its qualified net interest income from U.S. sources are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount, (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Portfolio is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company. On any payment date, the amount of an income dividend that is reported by the Portfolio to shareholders as an interest-related dividend may be more or less than the amount that is so qualified. This is because the reporting of interest-related dividends is based on an estimate of the Portfolio’s qualified net interest income for its entire fiscal year, which can only be determined with exactness at fiscal year-end. As a consequence, the Portfolio may over withhold a small amount of U.S. tax from a dividend payment. In this case, the non-U.S. investor’s only recourse may be to either forgo recovery of the excess withholding or to file a United States nonresident income tax return to recover the excess withholding.

Exempt-interest dividends.  Exempt-interest dividends reported by the Portfolio to shareholders as paid from interest earned on municipal securities are not subject to U.S. withholding tax.

Further limitations on tax reporting for interest-related dividends and short-term capital gain dividends for non-U.S. investors. It may not be practical in every case for the Portfolio to report to shareholders, and the Portfolio reserves the right in these cases to not report, small amounts of interest-related dividends or short-term capital gain dividends. Additionally, the Portfolio’s reporting of interest-related dividends or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

Net investment income from dividends on stock and foreign source interest income continue to be subject to withholding tax; foreign tax credits. Ordinary dividends paid by the Portfolio to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations, and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax. Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from an election to pass-through foreign tax credits to shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

Income effectively connected with a U.S. trade or business. If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of ETF Class shares of the Portfolio will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.

U.S. estate tax. Transfers by gift of ETF Class shares of the Portfolio by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a

non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to a Portfolio's ETF Class shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., a Portfolio's ETF Class shares) as to which the U.S. federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000). For estates with U.S. situs assets of not more than $60,000, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount may be sufficient to transfer a Portfolio's ETF Class shares.

U.S. tax certification rules. Special U.S. tax certification requirements may apply to non-U.S. shareholders both to avoid U.S. backup withholding imposed at a rate of 24% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence. In general, if you are a non-U.S. shareholder, you must provide a Form W-8BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty. A Form W-8BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect. Certain payees and payments are exempt from backup withholding.

The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Portfolio, including the applicability of foreign tax.

Foreign Account Tax Compliance Act (“FATCA”). Under FATCA, a 30% withholding tax is imposed on the income dividends made by the Portfolio to certain foreign entities, referred to as foreign financial institutions (“FFI”) or non-financial foreign entities (“NFFE”). After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions, and the proceeds arising from the sale of a Portfolio's ETF Class shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). The FATCA withholding tax generally can be avoided: (a) by an FFI, if it reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reporting information relating to them. The U.S. Treasury has negotiated intergovernmental agreements (“IGA”) with certain countries and is in various stages of negotiations with a number of other foreign countries with respect to one or more alternative approaches to implement FATCA; an entity in one of those countries may be required to comply with the terms of an IGA instead of U.S. Treasury regulations.

An FFI can avoid FATCA withholding if it is deemed compliant or by becoming a “participating FFI,” which requires the FFI to enter into a U.S. tax compliance agreement with the IRS under section 1471(b) of the Code (“FFI agreement”) under which it agrees to verify, report and disclose certain of its U.S. accountholders and meet certain other specified requirements. The FFI will either report the specified information about the U.S. accounts to the IRS, or, to the government of the FFI’s country of residence (pursuant to the terms and conditions of applicable law and an applicable IGA entered into between the U.S. and the FFI’s country of residence), which will, in turn, report the specified information to the IRS. An FFI that is resident in a country that has entered into an IGA with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.

An NFFE that is the beneficial owner of a payment from the Portfolio can avoid the FATCA withholding tax generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each substantial U.S. owner. The NFFE will report the information to the Portfolio or other applicable withholding agent, which will, in turn, report the information to the IRS.

Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA. An FFI or NFFE that invests in the Portfolio will need to provide documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. Non-U.S. investors should consult their own tax advisors regarding the impact of these requirements on their investment in the Portfolio. The requirements imposed by FATCA are different from, and in addition to, the U.S. tax certification rules to avoid backup withholding described above. Shareholders are urged to consult their tax advisors regarding the application of these requirements to their own situation.

Effect of Future Legislation; Local Tax Considerations

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Portfolio.

PROXY VOTING POLICIES

The Board of the Fund has delegated the authority to vote proxies for the portfolio securities held by the Portfolios to the Advisor in accordance with the Proxy Voting Policies and Procedures (the “Voting Policies”) and Proxy Voting Guidelines (“Voting Guidelines”) adopted by the Advisor applicable to the Portfolios. A concise summary of the Voting Guidelines is provided in an Appendix to this SAI.

The Investment Committee at the Advisor is generally responsible for overseeing the Advisor’s proxy voting process. The Investment Committee has formed the Investment Stewardship Committee (the “Committee”) composed of certain officers, directors and other personnel of the Advisor and has delegated to its members authority to (i) oversee the voting of proxies and third-party proxy service providers, (ii) make determinations as to how to vote certain specific proxies, (iii) verify ongoing compliance with the Voting Policies, (iv) receive reports on the review of the third-party proxy service providers, and (v) review the Voting Policies from time to time and recommend changes to the Investment Committee. The Committee may designate one or more of its members to oversee specific, ongoing compliance with respect to the Voting Policies and may designate personnel of the Advisor to vote proxies on behalf of the Portfolios, such as authorized traders of the Advisor.

The Advisor seeks to vote (or refrains from voting) proxies for the Portfolios in a manner that the Advisor determines is in the best interests of the Portfolios and which seeks to maximize the value of the Portfolios’ investments, subject to the standards of legal and regulatory regimes, applicable to the Advisor or the Portfolios, and any particular investment or voting guidelines of specific funds or accounts. Generally, the Advisor analyzes proxy statements on behalf of the Portfolios and instructs the vote (or refrains from voting) in accordance with the Voting Policies, Voting Guidelines or procedures. Most proxies the Advisor receives are instructed to be voted in accordance with the Voting Guidelines, and when proxies are voted consistently with such guidelines or procedures, the Advisor considers such votes not to be affected by conflicts of interest. However, the Voting Policies do address the procedures to be followed if a potential or actual conflict of interest arises between the interests of the Portfolios, and the interests of the Advisor or its affiliates. If a Committee member has actual knowledge of a conflict of interest and recommends a vote contrary to the Voting Guidelines or procedures (or in the case where the Voting Guidelines or procedures do not prescribe a particular vote and the proposed vote is contrary to the recommendation of third-party proxy service providers), the Committee member will bring the vote to the Committee which will (a) determine how the vote should be cast keeping in mind the principle of preserving shareholder value, or (b) determine to abstain from voting, unless abstaining would be materially adverse to the interest of the Portfolios. The Advisor may face a conflict of interest in determining whether to vote or refrain from voting proxies for a Portfolio where the Advisor has agreed to assume the costs of the Portfolio’s voting expenses because, for such Portfolio, the costs of voting proxies are effectively paid by the Advisor. The Advisor believes such conflicts of interest are addressed by applying the same cost-benefit analysis across all clients, without regard to whether the Advisor has a conflict, such as by assuming the costs of voting on behalf of a client. To the extent a conflict arises in connection with a proposed engagement with a portfolio company, the proposed engagement will be brought to the Investment Stewardship Committee for consideration of how to proceed. To the extent the Committee makes a determination regarding how to vote or to abstain for a proxy on behalf of a Portfolio in the circumstances described in this paragraph, the Advisor will report annually on such determinations to the Board of the Fund.

To avoid certain potential conflicts of interest, the Advisor generally will employ mirror voting, if possible, when a Portfolio invests in another portfolio (an “Acquired Fund”) in reliance on any one of Sections 12(d)(1)(E), 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act, related rules thereunder (including Rule 12d1-1 or Rule 12d1-4 under the 1940 Act), or pursuant to an SEC exemptive order thereunder, unless otherwise required by applicable law or regulation. Mirror voting means that the Advisor will vote the shares in the same proportion as the vote of all of the other holders of the Acquired Fund’s shares. With respect to instances when a Portfolio invests in an Acquired Fund in reliance on Section 12(d)(1)(G) of the 1940 Act, related rules thereunder (including Rule 12d1-1 or Rule 12d1-4), or pursuant to an SEC exemptive order thereunder, and there are no other unaffiliated shareholders also invested in the Acquired Fund, the Advisor will vote in accordance with the recommendation of such Acquired Fund’s board of trustees or directors, unless otherwise required by applicable law or regulation. With respect to instances when a Portfolio invests in an Acquired Fund in reliance on Sections 12(d)(1)(E) or 12(d)(1)(F) of the 1940 Act and there are no other unaffiliated shareholders also invested in the Acquired Fund, the Advisor will employ pass-through voting, unless otherwise required by applicable law or regulation. In “pass-through voting,” the investing Portfolio will solicit voting instructions from its shareholders as to how to vote on the Acquired Fund’s proposals.

The Advisor will usually instruct voting of proxies in accordance with the Voting Guidelines. The Voting Guidelines provide a framework for analysis and decision making, however, the Voting Guidelines do not address all potential issues. In order to be able to address all the relevant facts and circumstances related to a proxy vote, the Advisor reserves the right to instruct votes that deviate from the Voting Guidelines if, after a review of the matter, the Advisor believes that the best interests of a Portfolio would be served by, or applicable legal and fiduciary standards require, such a vote. In such a circumstance, the analysis will be documented in writing and periodically presented to the Committee for review. To the extent that the Voting Guidelines do not cover potential voting issues, the Advisor may consider the spirit of the Guidelines and applicable legal standards and instruct the vote on such issues in a manner that the Advisor believes would be in the best interests of a Portfolio. Irrespective of the foregoing, the Advisor’s decision-making to vote or refrain from voting will be made following a cost-benefit analysis described below.

In some cases, the Advisor may determine that it is in the best interests of a Portfolio to refrain from exercising proxy voting rights. For example, the Advisor will generally refrain from voting proxies where the Advisor anticipates that the costs to a Portfolio of voting could exceed the expected benefits of voting. Note that securities issued in non-U.S. jurisdictions can be subject both to direct costs and opportunity costs which are not associated with voting U.S. proxies. As a result, were the Advisor to refrain from voting proxies, it would be more likely to do so for votes for matters related to non-U.S. issuers rather than U.S. issuers. The Advisor considers updates on proxy voting costs and voting impediments and its overall cost-benefit analysis for each Portfolio and country periodically, no less frequently than annually. In certain circumstances, for example, for a Portfolio with a relatively small amount of assets under management that invests significantly in non-U.S. issuers and has a large number of holdings, the Advisor’s cost-benefit analysis may result in the Advisor refraining from voting all proxies for such Portfolio. Notwithstanding the foregoing, in the event the Advisor is made aware of and believes an issue to be voted is likely to materially affect the economic value of a Portfolio, that the Portfolio’s vote is reasonably likely to be determinative of the outcome of the contest, and the expected benefits of voting a particular proxy vote exceed the costs, the Advisor will make reasonable efforts to vote that proxy.

For securities on loan, the Advisor will balance the revenue-producing value of loans against the difficult-to-assess value of casting votes. It is generally the Advisor’s belief that the expected value of casting a vote generally will be less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by the Advisor recalling loaned securities for voting. In certain countries, including the United States, the specific terms of the proposals to be voted on by shareholders will generally not be known until after the record date, which determines the shares eligible to be voted. In this situation, the Advisor may not be aware of the subject of a proxy in time to make a decision as to whether the materiality of the voting proposals warrants recalling a security on loan to vote. In addition, because specific record dates may not be known, if the Advisor were to seek to recall securities on loan, the Advisor would need to estimate the record date which would result in the securities being recalled for a longer period of time than otherwise required and may create a greater potential loss of income. The Advisor does intend to recall securities on loan if based upon information in the Advisor’s possession, it determines that voting the securities is likely to materially affect the value of a Portfolio’s investment and that it is in the Portfolio’s best interests to do so. In cases where the Advisor does not receive a solicitation or enough information within a sufficient time (as reasonably determined by the Advisor) prior to the proxy-voting deadline, the Advisor or its service provider may be unable to vote and this may also inform the Advisor’s voting decision.

Holders of fixed income securities are generally not entitled to an annual vote and therefore do not have such a mechanism to influence an issuer’s governance. From time-to-time holders of fixed income securities can receive proxy ballots or corporate action-consents at the discretion of the issuer/custodian. In such circumstances the Advisor’s fixed income portfolio management team is generally responsible for providing recommendations on how to vote proxy ballots and corporation action-consents and they may consult with members of the Committee, with the aim of applying the same general principles as are set out in the Guidelines.

The Advisor may take social or sustainability issues into account when voting proxies for portfolios that do not incorporate social or sustainability considerations in their design, such as the Portfolios if the Advisor believes that doing so is in the best interest of the portfolio and is otherwise consistent with applicable law and the Advisor’s duties, such as where material environmental or social risks may have economic ramifications for shareholders.

The Advisor has retained certain third-party proxy voting service providers (“Proxy Service Firms”) to provide information on shareholder meeting dates and proxy materials; translate proxy materials printed in a foreign language; provide research on proxy proposals; operationally process votes in accordance with the Voting Guidelines on behalf of a Portfolio; and provide reports concerning the proxies voted (“Proxy Voting Services”). Although the Advisor retains third-party service providers for Proxy Voting Services, the Advisor remains responsible for proxy voting decisions and making such decisions in accordance with its fiduciary duties. The Advisor has designed Voting Policies to prudently select, oversee and evaluate Proxy Service Firms consistent with the Advisor’s fiduciary duties, including with respect to the matters described below, which Proxy Service Firms have been engaged to provide Proxy Voting Services to support the Advisor’s voting in accordance with the Voting Policies. Prior to the selection of a new Proxy Service Firm and annually thereafter or more frequently if deemed necessary by the Advisor, the Committee will consider whether the Proxy Service Firm (i) has the capacity and competency to timely and adequately analyze proxy issues and provide the Proxy Voting Services the Proxy Service Firm has been engaged to provide and (ii) can make its recommendations in an impartial manner and in the best interests of the Advisor’s clients, and consistent with the Advisor’s Voting Policies and fiduciary duties. In the event that the Voting Guidelines are not implemented precisely as the Advisor intends because of the actions or omissions of any third party service providers, custodians or sub-custodians or other agents or any such persons experience any irregularities (e.g., misvotes or missed votes), then such instances will not necessarily be deemed by the Advisor as a breach of the Voting Policies.

Information regarding how Portfolios voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year is available, no later than August 31 of each year, without charge, (i) by contacting the Fund at the address or telephone number appearing on the cover of this SAI, (ii) on the Advisor’s website at https://www.dimensional.com/who-we-are/investment-stewardship and (iii) on the SEC’s website at http://www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

On each Business Day, prior to the opening of regular trading on its primary listing exchange, each Portfolio discloses on its website the portfolio holdings that will form the basis of the next NAV per share calculation as required by Rule 6c-11 of the Portfolio’s ETF Class shares. In addition, portfolio holdings information may also be made available to certain entities, including Fund service providers and institutional market participants, as described below.

Basket Composition Files

The Portfolios may make available through the facilities of the NSCC or through posting on a Portfolio’s publicly available website, prior to the opening of trading on each business day, (i) pricing basket files, which include full portfolio holdings; and (ii) trading basket files, which include the security names and share quantities to deliver in exchange for ETF Class shares, together with estimates and actual cash components.

Authorized Participants and Institutional Market Participants

The Advisor may provide certain information concerning a Portfolio’s portfolio holdings to certain entities (defined below) in a format not available to other current or prospective ETF Class shareholders in connection with the dissemination of information necessary for transactions in Creation Units, as contemplated by Rule 6c-11 under the 1940 Act. The “entities” referred to are generally limited to NSCC members and subscribers to various fee-based subscription services, including Authorized Participants and other institutional market participants and entities that provide information services. This information may or may not reflect the pro rata composition of the portfolio holdings of a Portfolio’s ETF Class shares.

Third-Party Service Providers

Certain portfolio holdings information may be disclosed to third-party service providers to the Fund (e.g., the Fund’s auditors, legal counsel, administrator, custodian, transfer agent) subject to appropriates confidentiality agreements with such service providers, as may be necessary to conduct business in the ordinary course in a manner consistent with applicable policies, agreements with the Portfolios, the terms of the current registration statements and federal securities laws and regulations thereunder. From time to time, and in the ordinary course of business, such information may also be disclosed, subject to appropriate confidentiality agreements, to other entities that provide services to the Portfolios, including pricing information vendors, and third parties that deliver analytical, statistical or consulting services to a Portfolio. The information is generally provided to such service providers after it has been disseminated to the NSCC.

Additional Communications

In addition to the daily posting of portfolio holdings discussed above, the Portfolios may also directly provide such portfolio holdings, or information derived from such portfolio holdings, to parties who specifically request it, provided that: (i) the availability of the Portfolios’ portfolio holdings is disclosed in the Portfolios’ registration statement, as required by applicable law, as well as on the Portfolios’ website; (ii) the Advisor determines that such disclosure is in the best interests of Portfolio shareholders; (iii) such information is made equally available to anyone requesting it; and (iv) it is determined that the disclosure does not present the risk of such information being used to trade against the Portfolios as the holdings information for the Portfolios is publicly disclosed on the Portfolios’ website daily, and no party is receiving an advantage over another.

The Portfolios do not selectively disclose non-public holdings information to third parties other than those disclosed above. If the Portfolios do selectively disclose holdings information the following procedures will be followed. The Head of the Global Client Group and the Fund’s Chief Compliance Officer (“Designated Persons”) or a delegate of the same, respectively, together may authorize the selective disclosure of non-public holdings information of the Portfolios to those entities (each a “Recipient”) who (1) specifically request the non-public holdings information for a purpose which the Designated Persons determine is consistent with a Portfolio’s legitimate business purpose, (2) the Designated Persons determine that such disclosure is in the best interest of the Portfolio’s shareholders and (3) in making such disclosure, no conflict exists between the Portfolio’s shareholders and those of the Advisor or the Fund’s principal underwriter. Prior to receiving non-public holdings information, a Recipient will execute a use and non-disclosure agreement and abide by its trading restrictions. The Fund’s Chief Compliance Officer or a delegate of the same will review and approve any delegates named by Designated Persons and will maintain list of the same.

SECURITIES LENDING

The Board of the following Portfolios (collectively, the “Securities Lending Portfolios”) has approved their participation in a securities lending program. Under the securities lending program, Securities Finance Trust Company serves as the securities lending agent for those Securities Lending Portfolios for which State Street Bank and Trust Company acts as custodian. Under a separate securities lending program, Citibank, N.A. serves as the securities lending agent for those Securities Lending Portfolios for which it acts as custodian.

For the fiscal year ended October 31, 2025, the income earned by the Securities Lending Portfolios, as well as the fees and/or compensation paid by the Portfolios (in dollars) pursuant to a securities lending agency/authorization agreement between the Portfolios and Securities Finance Trust Company, or Citibank, N.A. (each, a "Securities Lending Agent"), were as follows:

Fees and/or compensation from securities lending activities and related services:
Portfolio*	Gross income from securities lending activities	Fees paid to Securities Lending Agent from a revenue split	Fees paid from any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in the revenue split	Administrative fees not included in the revenue split	Indemnification fees not included in the revenue split	Rebate (paid to borrower)	Other fees not included in the revenue split	Aggregate fees / compensation for securities lending activities	Net Income from securities lending activities
DFA Five-Year Global Fixed Income Portfolio	$673,426	$3,017	$5,832	–	–	$629,883	–	$638,732	$34,694
DFA Short-Duration Real Return Portfolio	$549,999	$2,930	$5,962	–	–	$507,414	–	$516,306	$33,693
*	The amounts included in the table above may differ from the amounts disclosed in the Portfolios' annual financial statements due to timing differences, reconciliations and certain other adjustments.

For the fiscal year ended October 31, 2025, each Securities Lending Agent provided the following services for their respective Securities Lending Portfolios in connection with securities lending activities: (i) entering into loans with approved entities subject to guidelines or restrictions provided by the Portfolios; (ii) receiving and holding collateral from borrowers, and facilitating the investment and reinvestment of cash collateral; (iii) monitoring daily the value of the loaned securities and collateral, including receiving and delivering additional collateral as necessary from/to borrowers; (iv) negotiating loan terms; (v) selecting securities to be loaned subject to guidelines or restrictions provided by the Portfolios; (vi) recordkeeping and account servicing; (vii) monitoring dividend/distribution activity relating to loaned securities; and (viii) arranging for return of loaned securities to the Portfolios at loan termination.

FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP (“PwC”), Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042, is the Fund’s independent registered public accounting firm. PwC audits the Portfolios’ annual financial statements. The audited financial statements and financial highlights of the Portfolios for their fiscal year ended October 31, 2025, as set forth in the Fund’s Annual Financial Statements & Other Information, including the report of PwC, are incorporated by reference into this SAI.

A shareholder may obtain a copy of the Annual Financial Statements & Other Information upon request and without charge, by contacting the Fund at the address or telephone number appearing on the cover of this SAI.

PERFORMANCE DATA

Each Portfolio may compare its investment performance to appropriate market and investment company indices and investments for which reliable performance data is available. Such indices are generally unmanaged and are prepared by entities and organizations which track the performance of investment companies or investment advisors. Unmanaged indices often do not reflect deductions for administrative and management costs and expenses. The performance of a Portfolio may also be compared in publications to averages, performance rankings, or other information prepared by recognized investment company fund statistical services. Any performance information, whether related to a Portfolio or to the Advisor, should be considered in light of a Portfolio’s investment objective and policies, characteristics and the quality of the portfolio and market conditions during the time period indicated and should not be considered to be representative of what may be achieved in the future.

Exhibit A

Summary of Proxy Voting Guidelines

General Approach to Corporate Governance and Proxy Voting

When voting (or refraining from voting) proxies, Dimensional1 seeks to act in the best interests of the funds and accounts Dimensional manages and consistent with applicable legal and fiduciary standards. Dimensional seeks to maximize shareholder value subject to the standards of legal and regulatory regimes (applicable to the Advisor or the client), listing requirements, corporate governance and stewardship codes, and the investment or voting guidelines of the fund or account. 2

Dimensional expects the members of a portfolio company’s board to act in the interests of their shareholders. Each portfolio company’s board should implement policies and adopt practices that align the interests of the board and management with those of its shareholders. Since a board’s main responsibility is to oversee management and to manage and mitigate risk, it is important that board members have the experience and skills to carry out that responsibility.

This summary outlines Dimensional’s global approach to key proxy voting issues and highlights particular considerations in specific markets.

Global Evaluation Framework

Dimensional’s Global Evaluation Framework sets out Dimensional’s general expectations for all portfolio companies. When implementing the principles contained in Dimensional’s Global Evaluation Framework in a given market, in addition to the relevant legal and regulatory requirements, Dimensional will consider local market practices. Additionally, for portfolio companies in the United States, Europe, the Middle East, Africa, Japan, Australia and other select Asia markets, Dimensional will apply the market-specific considerations contained in the relevant subsection in these Guidelines.

Uncontested Director Elections

Dimensional may vote against individual directors, committee members, or the full board of a portfolio company, such as in the following situations:

1. There are problematic audit-related practices;

2. There are problematic compensation practices or persistent pay for performance misalignment;

3. There are problematic anti-takeover provisions;

4. There have been material failures of governance, risk oversight, or fiduciary responsibilities;

5. The board has failed to adequately respond to shareholder concerns;

6. The board has demonstrated a lack of accountability to shareholders;

7. There is an ineffective board refreshment process3;

If a director is a member of multiple boards of various portfolio companies, and one of those boards has one of the issues listed in 1-7 above, Dimensional may vote against that director with respect to the board of the portfolio company with the issue as well as any other portfolio company boards.

Dimensional also considers the following when voting on directors of portfolio companies:

[1]

“Dimensional” refers to any of Dimensional Fund Advisors LP, Dimensional Fund Advisors Ltd., DFA Australia Limited, Dimensional Ireland Limited, Dimensional Fund Advisors Pte. Ltd. or Dimensional Japan Ltd.

[2]	For considerations in connection with ERISA-covered clients, see the Policy and its references to requirements under ERISA.
[3]

As used in these guidelines “board refreshment process” means the method for reviewing and establishing the composition of the board of the portfolio company (e.g., assessments or self-evaluation, succession planning, approach for searches for board members, criteria for qualification of board members).

1. Board and committee independence;

2. Director attendance: Dimensional generally expects directors to attend at least 75% of board and committee meetings;

3. Director capacity to serve;

4. Board composition.

Board Refreshment

An effective board refreshment process for a portfolio company can include the alignment of directors’ skills with business needs, assessment of individual director performance and feedback, and a search process for new directors that appropriately incorporates qualification criteria. Dimensional believes information about a portfolio company’s assessment and refreshment process should be disclosed and should generally include:

• The processes and procedures by which the portfolio company identifies the key competencies that directors should possess in order to ensure the board is able to appropriately oversee the risks and opportunities associated with the portfolio company’s strategy and operations;

• How the performance of individual directors and the board as a whole is assessed;

• The alignment between the skills and expertise of each board member and the key competencies identified in the board assessment process;

• Board refreshment mechanisms;

• Director recruitment policies and procedures; and

• The extent to which diversity considerations are incorporated into board assessment and refreshment practices and director recruitment policies.

In evaluating a portfolio company’s refreshment process, Dimensional may consider, among other information:

• Whether the portfolio company’s board assessment process meets market best practices in terms of objectiveness, rigor, disclosure, and other criteria;

• Whether the portfolio company complies with market best practice with regards to refreshment mechanisms, including tenure limits; and

• Whether the portfolio company has board entrenchment devices, such as a classified board or plurality vote standard.

Dimensional may consider a board’s diversity when evaluating the effectiveness of a portfolio company’s board refreshment process. Dimensional may consider whether a portfolio company seeks to follow market best practices as the portfolio company nominates new directors and assesses the performance of existing directors who have the diversity of backgrounds, experiences, and skill-sets needed to effectively oversee management and manage risk.

If Dimensional believes that a portfolio company’s board assessment and refreshment process is not sufficiently rigorous, or if the portfolio company fails to disclose adequate information for Dimensional to assess the rigor of the process, Dimensional may vote against members of the Nominating Committee, or other relevant directors.

Bundled/Slate Director Elections

Dimensional generally opposes bundled director elections at portfolio companies; however, in markets where individual director elections are not an established practice, bundled elections are acceptable as long as the full list of candidates is disclosed in a timely manner.

Contested Director Elections

In the case of contested board elections at portfolio companies, Dimensional takes a case-by-case approach. With the goal of maximizing shareholder value, Dimensional considers the qualifications of the nominees, the likelihood that each side can accomplish their stated plans, the portfolio company’s corporate governance practices, and the incumbent board’s history of responsiveness to shareholders.

Board Size

Dimensional believes that portfolio company boards are responsible for determining an appropriate size of the board of directors within the confines of relevant corporate governance codes and best practice standards. However, Dimensional will generally oppose proposals to alter board structure or size in the context of a fight for control of the portfolio company or the board.

Auditors

Dimensional will typically support the ratification of auditors unless there are concerns with the auditor's independence, the accuracy of the auditor’s report, the level of non-audit fees, or if lack of disclosure makes it difficult for us to assess these factors.

In addition to voting against the ratification of the auditors, Dimensional may also vote against or withhold votes from audit committee members at portfolio companies in instances of fraud, material weakness, or significant financial restatements.

Anti-Takeover Provisions

Dimensional believes that the market for corporate control, which often results in acquisitions which increase shareholder value, should be able to function without undue restrictions. Takeover defenses such as shareholder rights plans (poison pills) can lead to entrenchment of management and reduced accountability at the board level. Dimensional will generally vote against the adoption of anti-takeover provisions. Dimensional may vote against directors at portfolio companies that adopt or maintain anti-takeover provisions without shareholder approval post-initial public offering (“IPO”) or adopted such structures prior to, or in connection with, an IPO. Dimensional may vote against such directors not just at the portfolio company that adopted the anti-takeover provision, but at all other portfolio company boards they serve on.

Related-Party Transactions

Dimensional believes portfolio company related-party transactions should be minimized. When such transactions are determined to be fair to the portfolio company and its shareholders in accordance with the portfolio company’s policies and governing law, they should be thoroughly disclosed in public filings.

Amendments to Articles of Association/Incorporation

Dimensional expects the details of proposed amendments to articles of association or incorporation, or similar portfolio company documents, to be clearly disclosed. Dimensional will typically support such amendments that are routine in nature or are required or prompted by regulatory changes. Dimensional may vote against amendments that negatively impact shareholder rights or diminish board oversight.

Equity Based Remuneration

Dimensional supports the adoption of equity plans that align the interests of the portfolio company board, management, and portfolio company employees with those of shareholders.

Dimensional will evaluate equity plans on a case-by-case basis, taking into account the potential dilution to shareholders, the portfolio company’s historical use of equity, and the particular plan features.

Executive Remuneration

Dimensional supports remuneration for executives that is clearly linked to the portfolio company’s performance. Remuneration should be designed to attract, retain and appropriately motivate and serve as a means to align the interests of executives with those of shareholders.

Dimensional expects portfolio companies to structure executive compensation in a manner that does not insulate management from the consequences of failures of risk oversight and management. Dimensional typically supports clawback provisions in executive compensation plans as a way to mitigate risk of excessive risk taking by executives at portfolio companies.

Dimensional supports remuneration plan metrics that are quantifiable and clearly tied to company strategy and the creation of shareholder value. The use of standard financial metrics, for example, metrics based on generally accepted accounting principles (“GAAP”) or international financial reporting standards, when determining executive pay is generally considered by Dimensional to be preferable. The use of non-standard metrics, including those involving large non-GAAP adjustments, result in less transparency for investors and may lead to artificially high executive pay. In evaluating a portfolio company’s executive compensation, Dimensional considers whether the portfolio company is disclosing what each metric is intended to capture, how performance is measured, what targets have been set, and performance against those targets. While environmental and social (E&S) issues may be material for shareholder value, Dimensional believes linking E&S metrics to executive pay in a quantifiable and transparent manner can present particular challenges. Dimensional will seek to focus on the rigor of E&S metrics and will seek to scrutinize payouts made under these metrics, particularly when there has been underperformance against other metrics tied to financial performance or shareholder value.

To the extent that remuneration is clearly excessive and not aligned with the portfolio company’s performance or other factors, Dimensional would not support such remuneration. Additionally, Dimensional expects portfolio companies to strive to follow local market practices with regards to the specific elements of remuneration and the overall structure of the remuneration plan.

Therefore, Dimensional reviews proposals seeking approval of a portfolio company’s executive remuneration plan closely, taking into account the quantum of pay, portfolio company performance, and the structure of the plan.

In markets where components of executive remuneration, such as performance rights or options, are required to be subject to a separate shareholder vote, Dimensional will consider these proposals in line with the principles above.

Director Remuneration

Dimensional will generally support director remuneration at portfolio companies that is reasonable in both size and composition relative to industry and market norms.

Mergers & Acquisitions (M&A)

Dimensional’s primary consideration in evaluating mergers and acquisitions is maximizing shareholder value. Given that Dimensional believes market prices reflect future expected cash flows, an important consideration is the price reaction to the announcement, and the extent to which the deal represents a premium to the pre-announcement price. Dimensional will also consider the strategic rationale, potential conflicts of interest, and the possibility of competing offers.

Dimensional may vote against deals where there are concerns with the acquisition process or where there appear to be significant conflicts of interest.

Capitalization

Dimensional will vote case-by-case on proposals related to portfolio company share issuances, taking into account the purpose for which the shares will be used, the risk to shareholders of not approving the request, and the dilution to existing shareholders.

Unequal Voting Rights

Dimensional opposes the creation of share structures that provide for unequal voting rights, including dual class stock with unequal voting rights or mechanisms such as loyalty shares that may skew economic ownership and voting rights within the same class of shares, and will generally vote against proposals to create or continue such structures. On a case-by-case basis, Dimensional may also vote against directors at portfolio companies that adopt or maintain such structures without shareholder approval post-IPO or adopted such structures prior to, or in connection with, an IPO.

Say on Climate

Dimensional will generally vote against management and shareholder proposals to introduce say on climate votes, which propose that companies’ climate-risk management plans are put to a recurring advisory shareholder vote. Dimensional believes that strategic planning, including mitigation of climate-related risks and oversight of opportunities presented by potential climate change is the responsibility of the portfolio company board and should not be delegated or transferred to shareholders. If a portfolio company’s climate-risk management plan is put to a shareholder vote then Dimensional will generally vote against the plan, regardless of the level of detail contained in the plan, to indicate our opposition to the delegation of oversight implied by such votes. If Dimensional observes that a portfolio company board is failing to adequately guard shareholder value through strategic planning, Dimensional may vote against directors.

Shareholder Proposals

Dimensional’s goal when voting on portfolio company shareholder proposals is to support those proposals that protect or enhance shareholder value through improved board accountability, improved policies and procedures, or improved disclosure.

Dimensional will typically vote with management on environmental and social (E&S) shareholder proposals. In certain circumstances, including if the E&S matter may have a material impact on the portfolio company, Dimensional may determine a case-by-case analysis is warranted, in which case we will consider if supporting the proposal is likely to provide shareholders with meaningful information about a portfolio company’s handling of environmental or social risk through improved board accountability, improved policies or procedures, or improved disclosures.

Virtual Meetings

Dimensional does not oppose the use of virtual-only meetings if shareholders are provided with the same rights and opportunities as available during a physical meeting, including:

• The ability to see and hear portfolio company representatives;

• The ability to ask questions of portfolio company representatives; and

• The ability to see or hear questions submitted to portfolio company representatives by other shareholders, including those questions not answered by portfolio company representatives.

Disclosure of Vote Results

Dimensional expects detailed disclosure of voting results. In cases where vote results have not been disclosed within a reasonable time frame, Dimensional may vote against individual directors, committee members, or the full board of a portfolio company.

Disclosure of Meeting Materials

Dimensional expects timely disclosure of meeting notice and materials. Dimensional may vote against individual directors or committee members if disclosure is not made with sufficient time for shareholders to consider the materials prior to the shareholder meeting.

Voting Guidelines for Environmental and Social Matters

Dimensional believes that portfolio company boards are responsible for addressing material environmental and social risks within their duties. If a portfolio company is unresponsive to environmental or social risks that may have material economic ramifications for shareholders, Dimensional may vote against directors individually, committee members, or the entire board, or may vote in favor of related shareholder proposals consistent with Dimensional’s general approach to such E&S proposals. Dimensional may communicate with portfolio companies to better understand the alignment of the interests of boards and management with those of shareholders on these topics.

Evaluating Disclosure of Material Environmental or Social Risks

Dimensional generally believes that information about the oversight and mitigation of material environmental or social risks should be disclosed by portfolio companies. Dimensional generally expects the disclosure regarding oversight and mitigation to include:

• A description of material risks.

• A description of the process for identifying and prioritizing such risks and how frequently it occurs.

• The policies and procedures governing the handling of each material risk.

• A description of the management-level roles/groups involved in oversight and mitigation of each material risk.

• A description of the metrics used to assess the effectiveness of mitigating each material risk, and the frequency at which performance against these metrics is assessed.

• A description of how the board is informed of material risks and the progress against relevant metrics.

In certain instances where Dimensional determines that disclosure by a portfolio company is insufficient for a shareholder to be able to adequately assess the relevant risks facing a portfolio company, or where a portfolio company has faced a material controversy in relation to the issue, Dimensional may, on a case-by-case basis, vote against individual directors, committee members, or the entire board, or may vote in favor of related shareholder proposals consistent with Dimensional’s general approach to such proposals.

Political and Lobbying Activities

Dimensional expects boards of portfolio companies to exercise oversight of political and lobbying-related expenditures and ensure that such spending is in line with shareholder interests.

In evaluating a portfolio company’s policies related to political and lobbying expenditure, Dimensional expects the following practices:

• The board to adopt policies and procedures to oversee political and lobbying expenditures;

• The details of the board oversight, including the policies and procedures governing such expenditures, to be disclosed publicly; and

• That board oversight of political and lobbying activities, such as spending, should include ensuring that the portfolio company’s publicly stated positions are in alignment with its related activities and spending.

Human Capital Management

Dimensional expects boards of portfolio companies to exercise oversight of human capital management issues. Dimensional expects portfolio companies to disclose sufficient information for shareholders to understand the policies, procedures, and personnel a portfolio company has in place to address issues related to human capital management. This disclosure should include the portfolio company’s human capital management goals in key areas, such as compensation, employee health and wellness, employee training and development, and workforce composition, as well as the metrics by which the portfolio company assesses performance against these goals.

Climate-Related Risks

Dimensional expects boards of portfolio companies to exercise oversight of climate-related risks that may have a material impact on the portfolio company. Climate-related risks may include physical risks from changing weather patterns and/or transitional risks from changes in regulation or consumer preferences. Dimensional expects portfolio companies to disclose information on their handling of these risks, to the extent those risks may have a material impact on the portfolio company. Disclosure should include:

• The specific risks identified.

• The potential impact these risks could have on the portfolio company’s business, operations, or strategy.

• Whether the risks are overseen by a specific committee or the full board.

• The frequency with which the board or responsible board committee receives updates on the risks and the types of information reviewed.

• The management-level roles/groups responsible for managing these risks.

• The metrics used to assess the handling of these risks, how they are calculated, and the reason for their selection, particularly when the metrics recommended by a recognized third-party framework, such as Task Force for Climate-related Financial Disclosures (TCFD), International Sustainability Standards Board (ISSB), or Sustainability Accounting Standards Board (SASB) Standards, are not being used.

• Targets used by the portfolio company to manage climate-related risks and performance against those targets.

Human Rights

Dimensional expects portfolio company boards to exercise oversight of human rights issues that could pose a material risk to the business, including forced labor, child labor, privacy, freedom of expression, and land and water rights. Dimensional expects portfolio companies to disclose information on their handling of these risks, to the extent those risks may have a material impact on the portfolio company. Disclosure should include:

• The specific risks identified

• The potential impact these risks could have on the portfolio company’s business, operations, or strategy

• Whether the risks are overseen by a specific committee or the full board

• The frequency with which the board or responsible board committee receives updates on the risks and the types of information reviewed

• Details on how the portfolio company monitors human rights throughout the organization and supply chain, including the scope and frequency of audits and how instances of non-compliance are resolved

• The policies governing human rights throughout the organization and supply chain and the extent to which the policy aligns with recognized global frameworks such as the UN’s Guiding Principles on Human Rights and the OECD’s Guidelines for Multinational Enterprises

• Details of violations of the policy and corrective action taken

Technology

Dimensional expects portfolio company boards to exercise oversight of the use of technology, including artificial intelligence (AI), throughout and disclose information of their handling of any associated risks, to the extent such risks could be material to the business. With respect to cybersecurity risks in particular, disclosure should include:

• Policies and procedures to manage cybersecurity risk and identify cybersecurity incidents

• The role of management in implementing cybersecurity policies and procedures

• The role of the board in overseeing cybersecurity risk and the process by which the board is informed of incidents.

• Material cybersecurity incidents and remedial actions taken.

Evaluation Framework for U.S. Listed Companies

Director Elections:

Uncontested Director Elections

Shareholders elect the board of a portfolio company to represent their interests and oversee management and expect boards to adopt policies and practices that align the interests of the board and management with those of shareholders and limit the potential for conflicts of interest.

One of the most important measures aimed at ensuring that portfolio company shareholders’ interests are represented is an independent board of directors, made up of individuals with the diversity of backgrounds, experiences, and skill-sets needed to effectively oversee management and manage risk. Dimensional expects portfolio company boards to be majority independent and key committees to be fully independent.

Dimensional believes shareholders should have a say in who represents their interests and portfolio companies should be responsive to shareholder concerns. Dimensional may vote against or withhold votes from individual directors, committee members, or the full board, and may also vote against such directors when they serve on other portfolio company boards, in the following situations:

• The continued service of directors who failed to receive the support of a majority of shareholders (regardless of whether the portfolio company uses a majority or plurality vote standard).

• Failure to adequately respond to majority-supported shareholder proposals.

Contested Director Elections

In the case of contested board elections at portfolio companies, Dimensional takes a case-by-case approach. With the goal of maximizing shareholder value, Dimensional considers the qualifications of the nominees, the likelihood that each side can accomplish their stated plans, the portfolio company’s corporate governance practices, the incumbent board’s history of responsiveness to shareholders, and the market’s reaction to the contest.

Board Structure and Composition:

Age and Term Limits

Dimensional believes it is the responsibility of a portfolio company’s nominating committee to ensure that the portfolio company’s board of directors is composed of individuals with the skills needed to effectively oversee management and will generally oppose proposals seeking to impose age or term limits for directors.

That said, portfolio companies should clearly disclose their director evaluation and board refreshment policies in their proxy. Lack of healthy turnover on the board of a portfolio company or lack of observable diversity on a portfolio company board may lead Dimensional to scrutinize the rigor of a portfolio company’s board refreshment process.

CEO/Chair

Dimensional believes that the portfolio company boards are responsible for determining whether the separation of roles is appropriate and adequately protects the interests of shareholders.

At portfolio companies with a combined CEO/Chair, Dimensional expects the board to appoint a lead independent director with specific responsibilities, including the setting of meeting agendas, to seek to ensure the board is able to act independently.

Recent environmental, social, and governance controversies resulting from inadequate board oversight may be taken into account when voting on shareholder proposals seeking the separation of the roles of CEO and Chair at a portfolio company.

Governance Practices:

Classified Boards

Dimensional believes director votes are an important mechanism to increase board accountability to shareholders. Dimensional therefore advocates for boards at portfolio companies to give shareholders the right to vote on the entire slate of directors on an annual basis.

Dimensional will generally support proposals to declassify existing boards at portfolio companies and will generally oppose efforts by portfolio companies to adopt classified board structures, in which only part of the board is elected each year.

Dimensional will generally vote against or withhold votes from incumbent directors at portfolio companies that adopt a classified board without shareholder approval. Dimensional may also vote against or withhold votes from directors at portfolio companies that adopt classified boards prior to or in connection with an IPO, unless accompanied by a reasonable sunset provision.

Dual Classes of Stock

Dual class share structures are generally seen as detrimental to shareholder rights, as they are accompanied by unequal voting rights. Dimensional believes in the principle of one share, one vote.

Dimensional opposes the creation of dual-class share structures with unequal voting rights at portfolio companies and will generally vote against proposals to create or continue dual-class capital structures.

Dimensional will generally vote against or withhold votes from directors at portfolio companies that adopt a dual-class structure without shareholder approval after the portfolio company’s IPO. Dimensional will generally vote against or withhold votes from directors for implementation of a dual-class structure prior to or in connection with an IPO, unless accompanied by a reasonable sunset provision.

Supermajority Vote Requirements

Dimensional believes that the affirmative vote of a majority of shareholders of a portfolio company should be sufficient to approve items such as bylaw amendments and mergers. Dimensional will generally vote against proposals seeking to implement a supermajority vote requirement and for shareholder proposals seeking the adoption of a majority vote standard.

Dimensional will generally vote against or withhold votes from incumbent directors at portfolio companies that adopt a supermajority vote requirement without shareholder approval. Dimensional may also vote against or withhold votes from directors at portfolio companies that adopt supermajority vote requirements prior to or in connection with an IPO, unless accompanied by a reasonable sunset provision.

Shareholder Rights Plans (Poison Pills)

Dimensional generally opposes poison pills. As a result, Dimensional may vote against the adoption of a pill and all directors at a portfolio company that put a pill in place without first obtaining shareholder approval. Votes against (or withheld votes from) directors may extend beyond the portfolio company that adopted the pill, to all boards the directors serve on.

Cumulative Voting

Under cumulative voting, each shareholder is entitled to the number of his or her shares multiplied by the number of directors to be elected. Shareholders have the flexibility to allocate their votes among directors in the proportion they see fit, including casting all their votes for one director. This is particularly impactful in the election of dissident candidates to the board in the event of a proxy contest.

Dimensional will typically support proposals that provide for cumulative voting and against proposals to eliminate cumulative voting unless the portfolio company has demonstrated that there are adequate safeguards in place, such as proxy access and majority voting.

Majority Voting

For the election of directors, portfolio companies may adopt either a majority or plurality vote standard. In a plurality vote standard, the directors with the most votes are elected. If the number of directors up for election is equal to the number of board seats, each director only needs to receive one vote in order to be elected. In a majority vote standard, in order to be elected, a director must receive the support of a majority of shares voted or present at the meeting.

Dimensional supports a majority (rather than plurality) voting standard for uncontested director elections at portfolio companies. The majority vote standard should be accompanied by a director resignation policy to address failed elections.

To account for contested director elections, portfolio companies with a majority vote standard should include a carve-out for plurality voting in situations where there are more nominees than seats.

Right to Call Meetings and Act by Written Consent

Dimensional will generally support the right of shareholders to call special meetings of a portfolio company board (if they own 25% of shares outstanding) and take action by written consent.

Proxy Access

Dimensional will typically support management and shareholder proposals for proxy access that allow a shareholder (or group of shareholders) holding three percent of voting power for three years to nominate up to 25 percent of a portfolio company board. Dimensional will typically vote against proposals that are more restrictive than these guidelines.

Amend Bylaws/Charters

Dimensional believes that shareholders should have the right to amend a portfolio company’s bylaws. Dimensional will generally vote against or withhold votes from incumbent directors at portfolio companies that place substantial restrictions on shareholders’ ability to amend bylaws through excessive ownership requirements for submitting proposals or restrictions on the types of issues that can be amended.

Exclusive Forum

Dimensional is generally supportive of management proposals at portfolio companies to adopt an exclusive forum for shareholder litigation.

Indemnification and Exculpation of Directors and Officers

Dimensional intends to evaluate proposals seeking to enact or expand indemnification or exculpation provisions on a case-by-case basis considering board rationale and specific provisions being proposed.

Advance Notice Provisions

Portfolio company bylaw amendments known as “advance notice provisions” set out the steps shareholders must follow when submitting an item for inclusion on the agenda of a shareholder meeting. These provisions may serve as an entrenchment device that can result in reduced accountability at the board level in cases where they impose onerous requirements on shareholders wishing to submit a nominee for the board of directors. When evaluating advanced notice provisions, whether for the submission of a shareholder candidate or the submission of other permissible proposals, Dimensional generally does not support provisions that:

• Require shareholder-nominated candidates to disclose information that is not required for new board-nominated candidates

• Impose unduly burdensome disclosure requirements on shareholder proponents

• Significantly limit the time period shareholders have to submit proposals or nominees

Dimensional may vote against or withhold votes from directors who adopt such provisions without shareholder approval.

Executive and Director Compensation:

Equity-Based Compensation

Dimensional supports the adoption of equity plans that align the interests of portfolio company board, management, and portfolio company employees with those of shareholders.

Dimensional will evaluate equity plans on a case-by-case basis, taking into account the potential dilution to shareholders, the portfolio company’s historical use of equity, and the particular plan features.

Dimensional will typically vote against plans that have features that have a negative impact on shareholders of portfolio companies. Such features include single-trigger or discretionary vesting, an overly broad definition of change in control, a lack of minimum vesting periods for grants, evergreen provisions, and the ability to reprice shares without shareholder approval.

Dimensional may also vote against equity plans if problematic equity grant practices have contributed to a pay for performance misalignment at the portfolio company.

Employee Stock Purchase Plans

Dimensional will generally support qualified employee stock purchase plans (as defined by Section 423 of the Internal Revenue Code), provided that the purchase price is no less than 85 percent of market value, the number of shares reserved for the plan is no more than ten percent of outstanding shares, and the offering period is no more than 27 months.

Advisory Votes on Executive Compensation (Say on Pay)

Dimensional supports reasonable compensation for executives that is clearly linked to the portfolio company’s performance. Compensation should serve as a means to align the interests of executives with those of shareholders. To the extent that compensation is excessive, it represents a transfer to management of shareholder wealth. Therefore, Dimensional reviews proposals seeking approval of a portfolio company’s executive compensation plan closely, taking into account the quantum of pay, portfolio company performance, and the structure of the plan.

Certain practices, such as:

• multi-year guaranteed bonuses

• excessive severance agreements (particularly those that vest without involuntary job loss or diminution of duties or those with excise-tax gross-ups)

• single, or the same, metrics used for both short-term and long-term executive compensation plans may encourage excessive risk-taking by executives at portfolio companies and are generally opposed by Dimensional.

At portfolio companies that have a history of problematic pay practices or excessive compensation, Dimensional will consider the portfolio company’s responsiveness to shareholders’ concerns and may vote against or withhold votes from members of the Compensation Committee if these concerns have not been addressed.

Frequency of Say on Pay

Executive compensation in the United States is typically composed of three parts: 1) base salary; 2) cash bonuses based on annual performance (short-term incentive awards); 3) and equity awards based on performance over a multi-year period (long-term incentive awards).

Dimensional supports triennial say on pay because it allows for a longer-term assessment of whether compensation was adequately linked to portfolio company performance. This is particularly important in situations where a portfolio company makes significant changes to their long-term incentive awards, as the effectiveness of such changes in aligning pay and performance cannot be determined in a single year.

If there are serious concerns about a portfolio company’s compensation plan in a year where the plan is not on the ballot, Dimensional may vote against or withhold votes from members of the Compensation Committee.

Executive Severance Agreements (Golden Parachutes)

Dimensional analyzes golden parachute proposals on a case-by-case basis.

Dimensional expects payments to be reasonable on both an absolute basis and relative to the value of the transaction. Dimensional will typically vote against agreements with cash severance of more than 3x salary and bonus.

Dimensional expects vesting of equity to be contingent on both a change in control and a subsequent involuntary termination of the employee (“double-trigger change in control”).

Corporate Actions:

Reincorporation

Dimensional will evaluate reincorporation proposals on a case-by-case basis.

Dimensional may vote against reincorporations if the move would result in a substantial diminution of shareholder rights at the portfolio company.

Capitalization:

Increase Authorized Shares

Dimensional will vote case-by-case on proposals seeking to increase common or preferred stock of a portfolio company, taking into account the purpose for which the shares will be used and the risk to shareholders of not approving the request.

Dimensional will typically vote against requests for common or preferred stock issuances that are excessively dilutive relative to common market practice.

Dimensional will typically vote against proposals at portfolio companies with multiple share classes to increase the number of shares of the class with superior voting rights.

Blank Check Preferred Stock

Blank check preferred stock is stock that can be issued at the discretion of the board, with the voting, conversion, distribution, and other rights determined by the board at the time of issue. Therefore, blank check preferred stock can potentially serve as means to entrench management and prevent takeovers at portfolio companies.

To mitigate concerns regarding what Dimensional believes is the inappropriate use of blank check preferred stock, Dimensional expects portfolio companies seeking approval for blank preferred stock to clearly state that the shares will not be used for anti-takeover purposes.

Share Repurchases

Dimensional will generally support open-market share repurchase plans that allow all shareholders to participate on equal terms. Portfolio companies that use metrics such as earnings per share (EPS) in their executive compensation plans should ensure that the impact of such repurchases are taken into account when determining payouts.

Shareholder Proposals:

In instances where a shareholder proposal is excluded from the meeting agenda, Dimensional expects the portfolio company to provide shareholders with substantive disclosure concerning this exclusion. In certain instances, Dimensional may vote against or withhold votes from certain directors on a case-by-case basis if such disclosure is lacking.

Evaluation Framework for Europe, the Middle East, and Africa (EMEA) Listed Companies

Continental Europe:

Director Election Guidelines

• Portfolio company boards should be majority independent (excluding shareholder or employee representatives as provided by law); however, lower levels of board independence may be acceptable in controlled companies and in those markets where local best practice indicates that at least one-third of the board be independent.

• A majority of audit and remuneration committee members (excluding shareholder or employee representatives as provided by law) should be independent; the committees overall should be at least one-third independent.

• Executives should generally not serve on audit and remuneration committees.

• The CEO and board chair roles should generally be separate.

• Portfolio companies should comply with Directive (EU) 2022/2381 (Gender Balance on Boards of Certain Companies) Regulation 2025 to the extent transposed into national law, relevant listing rules, corporate governance codes, and market best practices with regards to board composition.

Remuneration Guidelines

Dimensional expects annual remuneration reports published by portfolio companies pursuant to the Shareholder Rights Directive II to disclose, at a minimum:

• The amount paid to executives;

• Alignment between pay and performance;

• The targets used for variable incentive plans and the ex-post levels achieved; and

• The rationale for any discretion applied.

Other Market Specific Guidelines for Continental Europe

• In Austria, Germany, and the Netherlands, Dimensional will generally vote against the appointment of a former CEO as chairman of the board of directors or supervisory board of a portfolio company.

United Kingdom:

Dimensional expects portfolio companies to follow the applicable requirements of the FCA Listing Rules, the UK Corporate Governance Code, and market best practice with regards to board and committee composition. When evaluating portfolio company boards Dimensional will also consider the recommendations of the FTSE Women Leaders and Parker Reviews with regards to board composition.

Dimensional expects companies to align their remuneration with the requirements of the UK Corporate Governance Code and to consider best practices such as those set forth in the Investment Association Principles of Remuneration.

With respect to capital structure, Dimensional will consider expectations set forth in the Investment Association’s Share Capital Management Guidelines and the Pre-Emption Group Statement of Principles and the Pensions and Lifetime Savings Association Guidelines.

Ireland:

Dimensional expects Irish-incorporated portfolio companies with their primary listing on Euronext Dublin to follow the requirements of the Irish Corporate Governance Code.

Dimensional expects Irish-incorporated companies to follow the requirements of S.I. No. 215/2015 – European Union (Gender Balance on Boards of Certain Companies) Regulations 2025 with respect to evaluating board composition.

South Africa:

Dimensional expects portfolio companies to follow the recommendations of the King Report on Corporate Governance (King Code IV) with regards to board and committee composition.

Framework for Evaluating Australia and New Zealand-Listed Companies

Uncontested Director Elections

Shareholders elect the board of a portfolio company to represent their interests and oversee management and expect portfolio company boards to adopt policies and practices that align the interests of the board and management with those of shareholders and limit the potential for conflicts of interest.

One of the most important measures aimed at ensuring that portfolio company shareholders’ interests are represented is an independent board of directors, made up of individuals with the diversity of backgrounds, experiences, and skill-sets needed to effectively oversee management and manage risk. Dimensional expects portfolio company boards to be majority independent.

Dimensional believes that key audit and remuneration committees should be composed of independent directors. Dimensional will generally vote against executive directors of the portfolio company who serve on the audit committee or who serve on the remuneration committee if the remuneration committee is not majority independent.

When evaluating portfolio company boards, Dimensional will consider the ASX Corporate Governance Council Principles and Recommendations and the NZX Corporate Governance Code, respectively, with respect to board composition. Additionally, Dimensional will generally vote against individual directors or committee members at portfolio companies with no female representation on the board. At companies listed on the S&P/NZX 20, Dimensional generally expects at least 30 percent board female representation.

CEO/Chair

Dimensional expects Australian and New Zealand portfolio companies to separate the CEO and board chair roles, with the board chair being an independent director, in line with the expectations set forth in the ASX Corporate Governance Council Principles and Recommendations and the NZX Corporate Governance Code, respectively.

Auditors

Neither Australian nor New Zealand law requires the annual ratification of auditors; therefore, concerns with a portfolio company's audit practices will be reflected in votes against members of the audit committee in both markets.

Dimensional may vote against audit committee members at a portfolio company if there are concerns with the auditor's independence, the accuracy of the auditor’s report, the level of non-audit fees, or if lack of disclosure makes it difficult to assess these factors.

Dimensional may also vote against audit committee members in instances of fraud or material failures in oversight of audit functions.

Share Issuances

Dimensional will evaluate requests for share issuances on a case-by-case basis, taking into account factors such as the impact on current shareholders and the rationale for the request.

When voting on approval of prior share distributions, at Australian and New Zealand portfolio companies, Dimensional will generally support prior issuances that conform to the dilution guidelines set out in ASX Listing Rule 7.1 and NZX Listing Rule 4, respectively.

Share Repurchase

Dimensional will evaluate requests for share repurchases on a case-by-case basis, taking into account factors such as the impact on current shareholders, the rationale for the request, and the portfolio company’s history of repurchases. Dimensional expects repurchases to be made in arms-length transactions using independent third parties.

Dimensional may vote against portfolio company plans that do not include limitations on the portfolio company’s ability to use the plan to repurchase shares from third parties at a premium and limitations on the use of share purchases as an anti-takeover device.

Constitution Amendments

Dimensional will evaluate requests for amendments to a portfolio company’s constitution on a case-by-case basis. The primary consideration will be the impact on the rights of shareholders.

Non-Executive Director Remuneration

Dimensional will support non-executive director remuneration at portfolio companies that is reasonable in both size and composition relative to industry and market norms.

Dimensional will generally vote against components of non-executive director remuneration that are likely to impair a director’s independence, such as options or performance-based remuneration.

Equity-Based Remuneration

Dimensional supports the adoption of equity plans that align the interests of the portfolio company board, management, and portfolio company employees with those of shareholders.

Companies should clearly disclose components of the plan, including vesting periods and performance hurdles.

Dimensional may vote against plans that are exceedingly dilutive to existing shareholders. Plans that permit retesting or repricing will generally be viewed unfavorably.

Dimensional may vote against the granting of equity-based awards, such as performance rights, stock options, and stock appreciation rights, to specific executives, including CEOs and Managing Directors, if also voting against the portfolio company’s remuneration report under the analysis set forth in the Executive Remuneration section of the Global Framework.

Framework for Evaluating Japan-Listed Securities

Uncontested Director Elections

Shareholders elect the board of a portfolio company to represent their interests and oversee management and expect portfolio company boards to adopt policies and practices that align the interests of the board and management with those of shareholders and limit the potential for conflicts of interest.

One of the most important measures aimed at ensuring that portfolio company shareholders’ interests are represented is an independent board of directors, made up of individuals with the diversity of backgrounds, experiences, and skill sets needed to effectively oversee management and manage risk. With respect to board composition, Dimensional may consider local market practice, including requirements under the Japan Corporate Governance Code, and may vote against directors if the board does not meet established market norms.

At portfolio companies with a three-committee structure, Dimensional expects at least one-third of the board to be outsiders. Ideally, the board should be majority independent. At portfolio companies with a three-committee structure that have a controlling shareholder, at least two directors and at least one-third of the board should be independent outsiders.

At portfolio companies with an audit committee structure, Dimensional expects at least one-third of the board to be outsiders. Ideally, the audit committee should be entirely independent; at minimum, any outside directors who serve on the committee should be independent. At portfolio companies with an audit committee structure that have a controlling shareholder, at least two directors and at least one-third of the board should be independent outsiders.

At portfolio companies with a statutory auditor structure, Dimensional expects at least two directors and at least one-third of the board to be outsiders. At portfolio companies with a statutory auditor structure that have a controlling shareholder, the board should be majority independent.

Statutory Auditors

Statutory auditors are responsible for effectively overseeing management and ensuring that decisions made are in the best interest of shareholders. Dimensional may vote against statutory auditors who are remiss in their responsibilities.

When voting on outside statutory auditors, Dimensional expects nominees to be independent and to have the capacity to fulfill the requirements of their role as evidenced by attendance at meetings of the board of directors or board of statutory auditors.

Director and Statutory Auditor Compensation

Dimensional will support compensation for portfolio company directors and statutory auditors that is reasonable in both size and composition relative to industry and market norms.

When requesting an increase to the level of director fees, Dimensional expects portfolio companies to provide a specific reason for the increase. Dimensional will generally support an increase of director fees if it is in conjunction with the introduction of performance-based compensation, or where the ceiling for performance-based compensation is being increased. Dimensional will generally not support an increase in director fees if there is evidence that the directors have been remiss in effectively overseeing management or ensuring that decisions made are in the best interest of shareholders.

Dimensional will typically support an increase to the statutory auditor compensation ceiling unless there is evidence that the statutory auditors have been remiss in effectively overseeing management or ensuring that decisions made are in the best interest of shareholders.

Dimensional will generally support the granting of annual bonuses to portfolio company directors and statutory auditors unless there is evidence the board or the statutory auditors have been remiss in effectively overseeing management or ensuring that decisions made are in the best interest of shareholders.

Dimensional generally supports the granting of retirement benefits to portfolio company insiders, so long as the individual payments, and aggregate amount of such payments, is disclosed.

Dimensional will generally vote against the granting of retirement bonuses if there is evidence the portfolio company board or statutory auditors have been remiss in effectively overseeing management or ensuring that decisions made are in the best interest of shareholders.

Equity Based Compensation

Dimensional supports the adoption of equity plans that align the interests of the portfolio company board, management, and portfolio company employees with those of shareholders.

Dimensional will typically support stock option plans to portfolio company executives and employees if total dilution from the proposed plans and previous plans does not exceed 5 percent for mature companies or 10 percent for growth companies.

Dimensional will generally vote against stock plans if upper limit of options that can be issued per year is not disclosed.

For deep-discounted stock option plans, Dimensional typically expects portfolio companies to disclose specific performance hurdles.

Capital Allocation

Dimensional will typically support well-justified dividend payouts that do not negatively impact the portfolio company's overall financial health.

Share Repurchase

Dimensional is typically supportive of portfolio company boards having discretion over share repurchases absent concerns with the portfolio company’s balance sheet management, capital efficiency, buyback and dividend payout history, board composition, or shareholding structure.

Dimensional will typically support proposed repurchases that do not have a negative impact on shareholder value.

For repurchases of more than 10 percent of issue share capital, Dimensional expects the portfolio company to provide a robust explanation for the request.

Cross-Shareholding

Dimensional generally believes that portfolio companies should not allocate significant portions of their net assets to investments in companies for non-investment purposes. For example, in order to strengthen relationships with customers, suppliers, or borrowers. Such cross-shareholding, whether unilateral or reciprocal, can compromise director independence, entrench management, and reduce director accountability to uninterested shareholders. Dimensional may vote against certain directors at companies with excessive cross-shareholdings.

Shareholder Rights Plans (Poison Pills)

Dimensional believes the market for corporate control, which can result in acquisitions that are accretive to shareholders, should be able to function without undue restrictions. Takeover defenses such as poison pills can lead to entrenchment and reduced accountability at the board level.

Indemnification and Limitations on Liability

Dimensional generally supports limitations on liability for directors and statutory auditors in ordinary circumstances.

Limit Legal Liability of External Auditors

Dimensional generally opposes limitations on the liability of external auditors.

Increase in Authorized Capital

Dimensional will typically support requests for increases of less than 100 percent of currently authorized capital, so long as the increase does not leave the portfolio company with less than 30 percent of the proposed authorized capital outstanding.

For increases that exceed these guidelines, Dimensional expects portfolio companies to provide a robust explanation for the increase.

Dimensional will generally not support requests for increases that will be used as an anti-takeover device.

Expansion of Business Activities

For well performing portfolio companies seeking to expand their business into enterprises related to their core business, Dimensional will typically support management requests to amend the portfolio company’s articles to expand the portfolio company’s business activities.

Framework for Evaluating Securities in Other Select Asian Markets

Uncontested Director Elections

Dimensional expects portfolio companies to disclose biographical information about director candidates sufficient for shareholders to assess the candidate's independence and suitability for board service.

Dimensional expects that portfolio companies will at a minimum meet mandated regulatory or listing standards levels for board independence but should work towards meeting the applicable requirements of the relevant Corporate Governance code.

Dimensional maintains the following expectations for board independence at portfolio companies. The calculation of the level of independence will generally exclude shareholder or employee representatives as provided by law.

• All boards of directors of Malaysian portfolio companies should be at least 33% independent. Boards of directors of Malaysian “Large Companies” as defined by the Securities Commission Malaysia should be majority independent.

• Boards of directors of Indian and Singaporean portfolio companies should be at least 50% independent if the board chair is not independent. If the board chair is independent, the board of directors should be at least 33% independent.

• Boards of directors of Thai, Filipino, Hong Kong, Taiwanese and mainland China portfolio companies should be at least 33% independent.

• Boards of Commissioners of Indonesian portfolio companies should be at least 30% independent, except for banks, insurance companies, and financial institutions which should be 50% independent.

• Boards of directors of South Korean portfolio companies should be at least 25% independent. The board of directors of Large Companies, as defined by the Commercial Act of South Korea, should be majority independent.

Dimensional expects portfolios companies to follow applicable corporate governance codes, listing standards, and local market best practices with respect to board composition.

Director Remuneration

In most Asian markets, director remuneration generally consists of both fees and bonuses.

Dimensional will generally support the payment of fees for serving as a director, fees for attending meetings, and other market-permitted remuneration if the size of such fees and other director remuneration is reasonable relative to industry and market norms.

In the absence of specific proposals to approve director remuneration (including fees and bonuses), Dimensional may vote against the directors who receive such remuneration if concerns are identified.

Equity Based Remuneration

In most Asian markets, equity plans are developed and presented for shareholder approval as part of employee remuneration. Equity plans may consist of stock options, restricted shares, or performance shares.

When voting on stock-option plans, restricted share plans, and performance share plans, Dimensional will consider the extent to which the plan is performance based, the length of performance and vesting periods, and the treatment of equity upon a change in control.

For stock-option plans, if the plan provides for a discount to the market price, Dimensional will consider the reasonableness and rationale for such a discount in light of local market standards.

In instances where Dimensional has identified concerns with a portfolio company's equity plan or equity granting practices, Dimensional will generally oppose the extension of the plan to subsidiary or associate companies.

DFA INVESTMENT DIMENSIONS GROUP INC. (268/270)

PART C

OTHER INFORMATION

ITEM 28. EXHIBITS.

(a) Articles of Incorporation.

(1) Articles of Amendment and Restatement filed with the Maryland Secretary of State on January 7, 2026 re: the revision of Articles One through Nine of its Charter.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 266/268 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 27, 2026.

(2) Articles Supplementary filed with the Maryland Secretary of State on January 7, 2026.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 266/268 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 27, 2026.

(3)  Articles of Amendment filed with the Maryland Secretary of State on January 28, 2026.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 266/268 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 27, 2026.

(b) By-Laws.

Amended and Restated Bylaws of the Registrant

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 253/255 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: January 25, 2022.

(c) Instruments Defining the Rights of Security holders.

(1) See Articles Fifth of the Registrant’s Articles of Amendment and Restatement dated January 6, 2026.

(2) See Article 8 of the Registrant’s Amended and Restated By-Laws.

(d) Investment Advisory Agreements.

(1) Investment Management Agreements.

(a) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* VIT Inflation-Protected Securities Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2022.

(b) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* DFA Targeted Credit Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 243/245 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2020.

(c) Investment Management Agreement between the Registrant and DFA re: the:

* DFA NY Municipal Bond Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(d) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* Enhanced U.S. Large Company Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 243/245 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2020.

(e) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* U.S. Large Cap Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 249/251 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 26, 2021.

(f) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* U.S. Large Cap Value Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 249/251 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 26, 2021.

(g) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* U.S. Small Cap Value Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2022.

(h) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* U.S. Targeted Value Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2022.

(i) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* U.S. Small Cap Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2022.

(j) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* U.S. Micro Cap Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2022.

(k) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* U.S. Core Equity 1 Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 249/251 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 26, 2021.

(l) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* U.S. Core Equity 2 Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 249/251 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 26, 2021.

(m) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* U.S. Vector Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 262/264 to Registrant’s Registration Statement on Form N-1A.

File Nos: 2-73948 and 811-3258.

Filing Date: February 28, 2025.

(n) Investment Management Agreement between the Registrant and DFA re: the:

* DFA Real Estate Securities Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 205/206 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2017.

(o) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* Large Cap International Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 249/251 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 26, 2021.

(p) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* International Small Company Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2022.

(q) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* Japanese Small Company Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2022.

(r) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* Asia Pacific Small Company Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2022.

(s) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* United Kingdom Small Company Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2022.

(t) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* Continental Small Company Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2022.

(u) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* DFA International Real Estate Securities Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 243/245 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2020.

(v) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* DFA Global Real Estate Securities Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 256/258 to Registrant’s Registration Statement on Form N-1A.

File Nos: 2-73948 and 811-3258.

Filing Date: February 28, 2023.

(w) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* DFA International Small Cap Value Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2022.

(x) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* International Core Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 249/251 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 26, 2021.

(y) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* International Vector Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 262/264 to Registrant’s Registration Statement on Form N-1A.

File Nos: 2-73948 and 811-3258.

Filing Date: February 28, 2025.

(z) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* World ex U.S. Value Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2022.

(aa) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* World ex U.S. Targeted Value Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2022.

(bb) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* World ex U.S. Core Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 249/251 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 26, 2021.

(cc) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* World Core Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 249/251 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 26, 2021.

(dd) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* Emerging Markets Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 249/251 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 26, 2021.

(ee) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* Emerging Markets Value Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2022.

(ff) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* Emerging Markets Small Cap Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 249/251 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 26, 2021.

(gg) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* Emerging Markets Core Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 249/251 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 26, 2021.

(hh) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* Selectively Hedged Global Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 250/252 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 26, 2021.

(ii) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* DFA One-Year Fixed Income Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2022.

(jj) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* DFA Two-Year Global Fixed Income Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 243/245 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2020.

(kk) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* DFA Selectively Hedged Global Fixed Income Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 243/245 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2020.

(ll) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* DFA Short-Term Government Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 256/258 to Registrant’s Registration Statement on Form N-1A.

File Nos: 2-73948 and 811-3258.

Filing Date: February 28, 2023.

(mm) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* DFA Five-Year Global Fixed Income Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 256/258 to Registrant’s Registration Statement on Form N-1A.

File Nos: 2-73948 and 811-3258.

Filing Date: February 28, 2023.

(nn) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* DFA Intermediate Government Fixed Income Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 243/245 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2020.

(oo) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* DFA Short-Term Extended Quality Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 256/258 to Registrant’s Registration Statement on Form N-1A.

File Nos: 2-73948 and 811-3258.

Filing Date: February 28, 2023.

(pp) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* DFA Intermediate-Term Extended Quality Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 256/258 to Registrant’s Registration Statement on Form N-1A.

File Nos: 2-73948 and 811-3258.

Filing Date: February 28, 2023.

(qq) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* DFA Investment Grade Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 256/258 to Registrant’s Registration Statement on Form N-1A.

File Nos: 2-73948 and 811-3258.

Filing Date: February 28, 2023.

(rr) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* DFA Inflation-Protected Securities Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 243/245 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2020.

(ss) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* DFA Short-Duration Real Return Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 243/245 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2020.

(tt) Investment Management Agreement between the Registrant and DFA re: the:

* DFA Municipal Real Return Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 205/206 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2017.

(uu) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* DFA Municipal Bond Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2022.

(vv) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* DFA Short-Term Municipal Bond Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 256/258 to Registrant’s Registration Statement on Form N-1A.

File Nos: 2-73948 and 811-3258.

Filing Date: February 28, 2023.

(ww) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* DFA California Short-Term Municipal Bond Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2022.

(xx) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* DFA Intermediate-Term Municipal Bond Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2022.

(yy) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* DFA International Government Fixed Income Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 256/258 to Registrant’s Registration Statement on Form N-1A.

File Nos: 2-73948 and 811-3258.

Filing Date: February 28, 2023.

(zz) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* DFA California Intermediate-Term Municipal Bond Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2022.

(aaa) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* VA U.S. Large Value Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2022.

(bbb) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* VA U.S. Targeted Value Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2022.

(ccc) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* VA International Value Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2022.

(ddd) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* VA International Small Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2022.

(eee) Amended and Restated Investment Management Agreement between the Registrant and

DFA re: the:

* VA Short-Term Fixed Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2022.

(fff) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* VA Global Bond Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 256/258 to Registrant’s Registration Statement on Form N-1A.

File Nos: 2-73948 and 811-3258.

Filing Date: February 28, 2023.

(ggg) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* VA Global Moderate Allocation Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 249/251 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 26, 2021.

(hhh) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* U.S. Social Core Equity 2 Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2022.

(iii) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* U.S. Sustainability Core 1 Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2022.

(jjj) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* International Sustainability Core 1 Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2022.

(kkk) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* International Social Core Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2022.

(lll) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* Emerging Markets Social Core Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2022.

(mmm) Investment Management Agreement between the Registrant and DFA re: the:

* DFA LTIP Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 205/206 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2017.

(nnn) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* DFA Commodity Strategy Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 243/245 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2020.

(ooo) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* U.S. Large Cap Growth Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 243/245 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2020.

(ppp) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* U.S. Small Cap Growth Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2022.

(qqq) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* International Large Cap Growth Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 243/245 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2020.

(rrr) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* International Small Cap Growth Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2022.

(sss) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* Dimensional Retirement Income Fund

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 232/233 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2019.

(ttt) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* Dimensional 2015 Target Date Retirement Income Fund

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 232/233 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2019.

(uuu) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* Dimensional 2020 Target Date Retirement Income Fund

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 232/233 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2019.

(vvv) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* Dimensional 2025 Target Date Retirement Income Fund

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 232/233 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2019.

(www) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* Dimensional 2030 Target Date Retirement Income Fund

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 232/233 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2019.

(xxx) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* Dimensional 2035 Target Date Retirement Income Fund

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 232/233 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2019.

(yyy) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* Dimensional 2040 Target Date Retirement Income Fund

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 232/233 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2019.

(zzz) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* Dimensional 2045 Target Date Retirement Income Fund

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 232/233 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2019.

(aaaa) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* Dimensional 2050 Target Date Retirement Income Fund

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 232/233 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2019.

(bbbb) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* Dimensional 2055 Target Date Retirement Income Fund

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 232/233 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2019.

(cccc) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* Dimensional 2060 Target Date Retirement Income Fund

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 232/233 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2019.

(dddd) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* DFA Social Fixed Income Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2022.

(eeee) Investment Management Agreement between the Registrant and DFA re: the:

* DFA Diversified Fixed Income Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(ffff) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* Global Small Company Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2022.

(gggg) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* U.S. High Relative Profitability Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2022.

(hhhh) Investment Management Agreement between the Registrant and DFA re: the:

* International High Relative Profitability Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(iiii) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* VA Equity Allocation Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 249/251 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 26, 2021.

(jjjj) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* DFA MN Municipal Bond Portfolio

ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX-28.d.1.jjjj.

(kkkk) Investment Management Agreement between the Registrant and DFA re: the:

* DFA California Municipal Real Return Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(llll) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* DFA Global Core Plus Fixed Income Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 256/258 to Registrant’s Registration Statement on Form N-1A.

File Nos: 2-73948 and 811-3258.

Filing Date: February 28, 2023.

(mmmm)Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* Emerging Markets Sustainability Core 1 Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2022.

(nnnn) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* Emerging Markets Targeted Value Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 249/251 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 26, 2021.

(oooo) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* DFA Global Sustainability Fixed Income Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 256/258 to Registrant’s Registration Statement on Form N-1A.

File Nos: 2-73948 and 811-3258.

Filing Date: February 28, 2023.

(pppp) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* DFA Oregon Municipal Bond Portfolio

ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX-28.d.1.pppp.

(qqqq) Investment Management Agreement between the Registrant and DFA re: the:

* DFA Selective State Municipal Bond Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 237/239 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: August 21, 2019.

(rrrr) Investment Management Agreement between the Registrant and DFA re: the:

* Global Social Core Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 239/241 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: November 4, 2019.

(ssss) Investment Management Agreement between the Registrant and DFA re: the:

* Dimensional 2065 Target Date Retirement Income Fund

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(tttt) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* U.S. Sustainability Targeted Value Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2022.

(uuuu) Amended and Restated Investment Management Agreement between the Registrant and DFA re: the:

* DFA Global Core Plus Real Return Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 256/258 to Registrant’s Registration Statement on Form N-1A.

File Nos: 2-73948 and 811-3258.

Filing Date: February 28, 2023.

(vvvv) Investment Management Agreement between the Registrant and DFA re: the:

* Emerging Markets ex China Core Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 252/254 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: September 28, 2021.

(wwww) Investment Management Agreement between the Registrant and DFA re: the:

* DFA Short-Term Selective State Municipal Bond Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 255/257 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: April 8, 2022.

(xxxx) Investment Management Agreement between the Registrant and DFA re: the:

* Dimensional World ex U.S. Sustainability Targeted Value Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 259/261 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: August 12, 2024.

(yyyy) Investment Management Agreement between the Registrant and DFA re: the:

* Dimensional 2070 Target Date Retirement Income Fund

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 261/263 to Registrant’s Registrant Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: December 18, 2024

(2) Sub-advisory Agreements.

(a) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited (formerly DFA Australia Pty Limited) dated September 21, 1995 re: the:

* VA International Small Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 37/38 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: November 22, 1995.

(1) Amendment No. 1 to Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited (formerly DFA Australia Pty Limited) dated July 18, 1997

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 78/79 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: March 30, 2006.

(b) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. dated September 21, 1995 re: the:

* VA International Small Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 37/38 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: November 22, 1995.

(c) Form of Consultant Services Agreement between DFA and DFA Australia Limited (formerly DFA Australia Pty Limited)

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 55/56 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: September 13, 1999.

(d) Form of Consultant Services Agreement between DFA and Dimensional Fund Advisors Ltd.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 55/56 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: September 13, 1999.

(e) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

* International Core Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(f) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:

* International Core Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(g) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. dated August 7, 2006 re: the:

* Emerging Markets Social Core Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(h) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited dated August 7, 2006 re: the:

* Emerging Markets Social Core Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 82/83 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: August 4, 2006.

(i) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

* DFA International Real Estate Securities Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(j) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:

* DFA International Real Estate Securities Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(k) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

* International Sustainability Core 1 Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(l) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:

* International Sustainability Core 1 Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(m) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

* DFA Selectively Hedged Global Fixed Income Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(n) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:

* DFA Selectively Hedged Global Fixed Income Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(o) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

* International Vector Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(p) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:

* International Vector Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(q) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

* DFA Global Real Estate Securities Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(r) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:

* DFA Global Real Estate Securities Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(s) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

* DFA Short-Term Extended Quality Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(t) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:

* DFA Short-Term Extended Quality Portfolio

Incorporated herein by reference to:

Filing Post-Effective Amendment No. 245/247 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: April 17, 2020.

(u) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

* DFA Intermediate-Term Extended Quality Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(v) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:

* DFA Intermediate-Term Extended Quality Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(w) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

* DFA International Small Cap Value Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(x) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:

* DFA International Small Cap Value Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(y) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

* Large Cap International Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(z) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:

* Large Cap International Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(aa) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

* Emerging Markets Core Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(bb) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:

* Emerging Markets Core Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(cc) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund

Advisors Ltd. re: the:

* World ex U.S. Value Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(dd) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:

* World ex U.S. Value Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(ee) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

* DFA Commodity Strategy Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(ff) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:

* DFA Commodity Strategy Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(gg) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

* DFA Investment Grade Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(hh) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:

* DFA Investment Grade Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(ii) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd., dated July 25, 2011, amended June 27, 2014, re: the:

* World Core Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(jj) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited, dated July 25, 2011, amended June 27, 2014, re: the:

* World Core Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(kk) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

* DFA LTIP Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(ll) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:

* DFA LTIP Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(mm) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

* Selectively Hedged Global Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(nn) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:

* Selectively Hedged Global Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(oo) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

* DFA International Government Fixed Income Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(pp) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:

* DFA International Government Fixed Income Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(qq) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

* International Social Core Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(rr) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:

* International Social Core Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(ss) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

* World ex U.S. Targeted Value Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(tt)  Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:

* World ex U.S. Targeted Value Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(uu) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

* International Large Cap Growth Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(vv) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:

* International Large Cap Growth Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(ww) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

* International Small Cap Growth Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(xx) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:

* International Small Cap Growth Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(yy) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

* World ex U.S. Core Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(zz) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:

* World ex U.S. Core Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(aaa) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

* DFA Short-Duration Real Return Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(bbb) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:

* DFA Short-Duration Real Return Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(ccc) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

* DFA Targeted Credit Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(ddd) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:

* DFA Targeted Credit Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(eee) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

* DFA One-Year Fixed Income Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(fff) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:

* DFA One-Year Fixed Income Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(ggg) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

* DFA Two-Year Global Fixed Income Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(hhh) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:

* DFA Two-Year Global Fixed Income Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(iii) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

* DFA Five-Year Global Fixed Income Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(jjj) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:

* DFA Five-Year Global Fixed Income Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(kkk) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

* VA Short-Term Fixed Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(lll) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:

* VA Short-Term Fixed Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(mmm) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

* VA Global Bond Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(nnn) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:

* VA Global Bond Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(ooo) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

* DFA Social Fixed Income Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(ppp) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:

* DFA Social Fixed Income Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(qqq) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund

Advisors Ltd. re: the:

* DFA Diversified Fixed Income Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(rrr) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:

* DFA Diversified Fixed Income Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(sss) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

* Global Small Company Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(ttt) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:

* Global Small Company Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(uuu) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

* International High Relative Profitability Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(vvv) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:

* International High Relative Profitability Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(www) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

* VA Equity Allocation Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(xxx) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:

* VA Equity Allocation Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(yyy) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

* DFA Global Core Plus Fixed Income Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(zzz) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:

* DFA Global Core Plus Fixed Income Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(aaaa) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

* Emerging Markets Sustainability Core 1 Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(bbbb) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:

* Emerging Markets Sustainability Core 1 Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(cccc) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

* Emerging Markets Targeted Value Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(dddd) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:

* Emerging Markets Targeted Value Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(eeee) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

* DFA Global Sustainability Fixed Income Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(ffff) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:

* DFA Global Sustainability Fixed Income Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 246/248 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: July 1, 2020.

(gggg) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

* VA International Value Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 232/233 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2019.

(hhhh) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:

* VA International Value Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 232/233 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2019.

(iiii) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

* Global Social Core Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2022.

(jjjj) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:

*  Global Social Core Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2022.

(kkkk) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

* DFA Global Core Plus Real Return Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 250/252 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: April 13, 2021.

(llll) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:

* DFA Global Core Plus Real Return Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 250/252 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: April 13, 2021.

(mmmm) Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

* Emerging Markets ex China Core Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 253/255 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: January 25, 2022.

(nnnn) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:

* Emerging Markets ex China Core Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 252/254 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: September 28, 2021.

(oooo) Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

* Dimensional World ex U.S. Sustainability Targeted Value Portfolio

Incorporated by reference to:

Filing: Post-Effective Amendment No. 259/261 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: August 12, 2024.

(pppp) Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:

* Dimensional World ex U.S. Sustainability Targeted Value Portfolio

Incorporated by reference to:

Filing: Post-Effective Amendment No. 259/261 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: August 12, 2024.

(e) Underwriting Contracts.

(1) Amended and Restated Distribution Agreement between the Registrant and DFA Securities LLC.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 265/267 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258

Filing Date: January 7, 2026.

Form of Authorized Participant Agreement.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 265/267 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258

Filing Date: January 7, 2026.

(f) Bonus or Profit Sharing Plans.

Not Applicable.

(g) Custodian Agreements.

(1) Form of Global Custodial Services Agreement between the Registrant and Citibank, N.A. dated as of December 21, 2012.
Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 171/172 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2014.

(a) Form of Amendment No. 1 re: the addition of the World ex U.S. Core Equity Portfolio.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 171/172 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2014.

(b) Form of Amendment No. 2 dated October 1, 2013 re: the addition of the DFA Short-Duration Real Return Portfolio.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 171/172 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2014.

(c) Supplement re: China Connect Securities

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 243/245 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2020.

(d) Amendment to Global Custodial Services Agreement dated October 1, 2022 re: term extension.

Incorporated herein by reference to:

Filing: Post-Effective No. 256/258 to Registrant’s Registration Statement on Form N-1A.

File Nos: 2-73948 and 811-3258.

Filing Date: February 28, 2023.

(2) Form of Custodian Agreement between the Registrant and State Street Bank and Trust Company.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 158/159 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2013.

(a) Form of Amendment No. 1 re: the addition of the VA Global Moderate Allocation Portfolio.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 171/172 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2014.

(b) Form of Amendment No. 2 dated June 17, 2013 re: the addition of the U.S. Large Cap Equity Portfolio.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 171/172 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2014.

(c) Amendment No. 3 dated October 13, 2014 re: the addition of the DFA Municipal Real Return Portfolio.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 179/180 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 27, 2015.

(d) Amendment to the U.S. Mutual Funds Custodian Agreement dated June 1, 2023 re: term extension.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 257/259 to Registrant’s Registration Statement on Form N-1A.

Files Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2024.

(e) Amendment to the U.S. Mutual Funds Custodian Agreement dated October 27, 2025 re: ETF Class shares.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 265/267 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258

Filing Date: January 7, 2026.

(h) Other Material Contracts.

(1) Form of Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 158/159 to Registrant’s Registration Statement on Form N-

1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2013.

(a) Amendment dated June 17, 2013 re: the addition of U.S. Large Cap Equity Portfolio.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 171/172 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2014.

(b) Amendment No. 2 dated August 8, 2013 re: calculation and payment of shareholder service fees.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 171/172 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2014.

(c) Amendment No. 3 dated October 7, 2013 re: the addition of DFA Short-Duration Real Return Portfolio.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 171/172 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2014.

(d) Form of Amendment No. 1 re: the addition of “FAN” services.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 171/172 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2014.

(e) Amendment No. 4 dated October 10, 2014 re: the addition of DFA Municipal Real Return Portfolio.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 179/180 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 27, 2015.

(f) Amendment dated December 23, 2021 re: “SVI” review services.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 256/258 to Registrant’s Registration Statement on Form N-1A.

File Nos: 2-73948 and 811-3258.

Filing Date: February 28, 2023.

  (g) Amendment to and Assignment of Transfer Agency and Service Agreement

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 257/259 to Registrant’s Registration Statement on Form N-1A.

Files Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2024.

(2) Financial Statement Typesetting Services Agreement to Administration and Accounting Services Agreement dated October 20, 2009.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2012.

(3) Form of Administration Agreement between the Registrant and State Street Bank and Trust Company.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 158/159 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2013.

(a) Amendment dated October 13, 2014 re: the addition of the DFA Municipal Real Return Portfolio.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 179/180 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 27, 2015.

(b) Amendment dated November 13, 2018 re: the addition of Liquidity Classification Services.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 232/233 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2019.

(c) Amendment dated June 1, 2023 to the U.S. Mutual Funds Administration Agreement.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 257/259 to Registrant’s Registration Statement on Form N-1A.

Files Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2024.

(d) Amendment dated October 27, 2025 to the U.S. Mutual Funds Administration Agreement re: ETF Class shares.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 265/267 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258

Filing Date: January 7, 2026.

(4) Transfer Agency and Service Agreement dated October 27, 2025 between the Registrant and State Street Bank and Trust Company re: ETF Class shares.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 265/267 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258

Filing Date: January 7, 2026.

(5) Other.

(a) Form of Marketing Agreement dated June 29, 1994 between DFA and National Home Life Assurance Company.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 33/34 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: June 19, 1995.

(b) Participation Agreement between DFA Investment Dimensions Group, Inc., DFA, DFA Securities, Inc. and National Home Life Assurance Company.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 33/34 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: June 19, 1995.

(c) Form of Client Service Agent Agreement re: the:

* RWB/DFA International High Book to Market Portfolio (formerly the DFA International High Book to Market Portfolio and Reinhardt Werba Bowen International Large Stock Portfolio).

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 37/38 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: November 22, 1995.

(1) Addendum Number One re: the reflection of the following name change:

* RWB/DFA International High Book to Market Portfolio to the

AAM/DFA International High Book to Market Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 59/60 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: January 26, 2001.

(d) Amended and Restated Fee Waiver and/or Expense Assumption Agreement between the Registrant and DFA re: various portfolios of the Registrant.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 266/268 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 27, 2026.

(e) Form of Participation Agreement (Manual Trades)

Incorporated herein by reference to:

 Filing: Post-Effective Amendment No. 262/264 to Registrant’s Registration Statement on Form N-1A.

File Nos: 2-73948 and 811-3258.

Filing Date: February 28, 2025.

(f) Form of Participation Agreement (Manual After Hours)

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 262/264 to Registrant’s Registration Statement on Form N-1A.

File Nos: 2-73948 and 811-3258.

Filing Date: February 28, 2025.

(g) Form of Participation Agreement (FundSERV)

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 262/264 to Registrant’s Registration Statement on Form N-1A.

File Nos: 2-73948 and 811-3258.

Filing Date: February 28, 2025.

(h) Amended and Restated Fee Waiver and/or Expense Assumption Agreement between the Registrant and DFA re: the:

* U.S. Large Cap Value Portfolio;

* International Small Company Portfolio;

* Japanese Small Company Portfolio;

* United Kingdom Small Company Portfolio;

* Continental Small Company Portfolio;

* Asia Pacific Small Company Portfolio;

* Emerging Markets Portfolio;

* Emerging Markets Small Cap Portfolio; and

* Emerging Markets Value Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 266/268 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 27, 2026.

(i) Form of Rule 12d1-4 Fund of Funds Investment Agreement.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 254/256 to Registrant’s Registration Statement on Form N-1A.

File Nos. 2-73948 and 811-3258.

Filing Date: February 28, 2022.

(j) Fee Waiver and Expense Assumption Agreement between the Registrant and DFA re: the:

* U.S. Micro Cap Portfolio: ETF Class shares

* U.S. Small Cap Value Portfolio: ETF Class shares

* U.S. Core Equity 1 Portfolio: ETF Class shares

* U.S. Large Cap Equity Portfolio: ETF Class shares

*  U.S. Large Cap Growth Portfolio: ETF Class shares

* U.S. Vector Equity Portfolio: ETF Class shares

* U.S. Small Cap Growth Portfolio: ETF Class shares

* DFA Real Estate Securities Portfolio: ETF Class shares

* U.S. Core Equity 2 Portfolio: ETF Class shares

* U.S. Small Cap Portfolio: ETF Class shares

* U.S. High Relative Profitability Portfolio: ETF Class shares

* U.S. Targeted Value Portfolio: ETF Class shares

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 265/267 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258

Filing Date: January 7, 2026.

(k) Fee Waiver and Expense Assumption Agreement between the Registrant and DFA re: the:

* DFA Short-Term Municipal Bond Portfolio: ETF Class shares

* DFA Intermediate Government Fixed Income Portfolio: ETF Class shares

* DFA Municipal Real Return Portfolio: ETF Class shares

* DFA Five-Year Global Fixed Income Portfolio: ETF Class shares

* DFA Short-Duration Real Return Portfolio: ETF Class shares

ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX-28.h.5.k.

(l) Fee Waiver and Expense Assumption Agreement between the Registrant and DFA re: the:

* DFA Oregon Municipal Bond Portfolio

ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX-28.h.5.l.

(i) Legal Opinion.

(1) Legal Opinion of Stradley Ronon Stevens & Young, LLP.

ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX-28.i.1.

(j) Other Opinions.

(1) Consent of Independent Registered Public Accounting Firm

ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX-28.j.1.

(k) Omitted Financial Statements.

Not Applicable.

(l) Initial Capital Agreements.

Subscription Agreement under Section 14(a)(3) of the Investment Company Act of 1940. Previously filed with this registration statement and incorporated herein by reference.

(m) Rule 12b-1 Plans.

(1) Amended and Restated Rule 12b-1 Plan re: ETF Class shares of certain Portfolios.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 267/269 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258

Filing Date: July 1, 2026

(n) Plans pursuant to Rule 18f-3.

(1) Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 267/269 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258

Filing Date: July 1, 2026

(o) Powers-of-Attorney.

(1) On behalf of the Registrant, Power-of-Attorney dated March 31, 2026, appointing Catherine L. Newell, Jeff J. Jeon, Gerard K. O’Reilly, David P. Butler, Carolyn S. Lee, Jan Miller and Ryan P. Buechner as attorneys-in-fact to Reena Aggarwal, David P. Butler, Douglas W. Diamond, Darrell Duffie, Francis A. Longstaff, Jan Miller, Stefan Nagel, Catherine L. Newell, Gerard K. O’Reilly, Abbie J. Smith, Heather E. Tookes, and Ingrid M. Werner.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 267/269 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258

Filing Date: July 1, 2026

(2) On behalf of The DFA Investment Trust Company, Power-of-Attorney dated March 31, 2026, appointing Catherine L. Newell, Jeff J. Jeon, Gerard K. O’Reilly, David P. Butler, Carolyn S. Lee, Jan Miller and Ryan P. Buechner as attorneys-in-fact to Reena Aggarwal, David P. Butler, Douglas W. Diamond, Darrell Duffie, Francis A. Longstaff, Jan Miller, Stefan Nagel, Catherine L. Newell, Gerard K. O’Reilly, Abbie J. Smith, Heather E. Tookes, and Ingrid M. Werner.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 267/269 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258

Filing Date: July 1, 2026

(3) On behalf of Dimensional Emerging Markets Value Fund, Power-of-Attorney dated March 31, 2026, appointing Catherine L. Newell, Jeff J. Jeon, Gerard K. O’Reilly, David P. Butler, Carolyn S. Lee, Jan Miller and Ryan P. Buechner as attorneys-in-fact to Reena Aggarwal, David P. Butler, Douglas W. Diamond, Darrell Duffie, Francis A. Longstaff, Jan Miller, Stefan Nagel, Catherine L. Newell, Gerard K. O’Reilly, Abbie J. Smith, Heather E. Tookes, and Ingrid M. Werner.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 267/269 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258

Filing Date: July 1, 2026

(4) Certified Resolution Regarding Powers of Attorney

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 267/269 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258

Filing Date: July 1, 2026

(p) Codes of Ethics.

(1) Code of Ethics of Registrant, Advisor, Sub-Advisers and Underwriter.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 257/259 to Registrant’s Registration Statement on Form N-1A.

Files Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2024.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.

(a) DFA Commodity Strategy Portfolio, a series of the Registrant, wholly owns and controls Dimensional Cayman Commodity Fund I Ltd. (the “DFA Cayman Subsidiary”); a company organized under the laws of the Cayman Islands. The DFA Cayman Subsidiary’s financial statements are and will be included on a consolidated basis in the DFA Investment Dimensions Group Inc’s annual and semi-annual reports to shareholders.

ITEM 30. INDEMNIFICATION.

Reference is made to Section 1 of Article IX of the Registrant’s Amended and Restated By-Laws, which provide for indemnification, as set forth below.

With respect to the indemnification of the Officers and Directors of the Corporation:

(a) The Corporation shall indemnify each Officer and Director made party to a proceeding, by reason of service in such capacity, to the fullest extent, and in the manner provided, under Section 2-418 of the Maryland General Corporation Law: (i) unless it is proved that the person seeking indemnification did not meet the standard of conduct set forth in subsection (b)(1) of such section; and (ii) provided, that the Corporation shall not indemnify any officer or Director for any liability to the Corporation or its security holders arising from the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

(b) The provisions of clause (i) of paragraph (a) herein notwithstanding, the Corporation shall indemnify each Officer and Director against reasonable expenses incurred in connection with the successful defense of any proceeding to which such Officer or Director is a party by reason of service in such capacity.

(c) The Corporation, in the manner and to the extent provided by applicable law, shall advance to each Officer and Director who is made party to a proceeding by reason of service in such capacity the reasonable expenses incurred by such person in connection therewith.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISOR.

(a) Dimensional Fund Advisors LP (the “Advisor”), with a principal place of business located at 6300 Bee Cave Road, Building One, Austin TX 78746, the investment manager for the Registrant, is also the investment manager for five other registered open-end investment companies, The DFA Investment Trust Company, Dimensional Emerging Markets Value Fund, Dimensional Investment Group Inc., Dimensional ETF Trust, and Dimensional Funds Trust. The Advisor also serves as sub-advisor for certain other registered investment companies.

For additional information, please see “Management of the Fund” in PART A and “Directors and Officers” in PART B of this Registration Statement.

Additional information as to the Advisor and the partners and executive officers of the Advisor is included in the Advisor’s Form ADV filed with the Commission (File No. 801-16283), which is incorporated herein by reference and sets forth the executive officers and partners of the Advisor and information as to any business, profession, vocation or employment or a substantial nature engaged in by those officers and partners during the past two years.

(b) The Sub-Advisor for the Dimensional VA International Small Portfolio, International Core Equity 2 Portfolio, Emerging Markets Social Core Equity Portfolio, DFA International Real Estate Securities Portfolio, International Sustainability Core 1 Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Global Real Estate Securities Portfolio, International Vector Equity Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA International Small Cap Value Portfolio, Large Cap International Portfolio, Emerging Markets Core Equity 2 Portfolio, World ex U.S. Value Portfolio, DFA Commodity Strategy Portfolio, DFA Investment Grade Portfolio, World Core Equity Portfolio, DFA LTIP Portfolio, Selectively Hedged Global Equity Portfolio, DFA International Government Fixed Income Portfolio, International Social Core Equity Portfolio, World ex U.S. Targeted Value Portfolio, International Large Cap Growth Portfolio, International Small Cap Growth Portfolio, World ex U.S. Core Equity Portfolio, DFA Short-Duration Real Return Portfolio, DFA Targeted Credit Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Portfolio, DFA Five-Year Global Portfolio, Dimensional VA Short-Term Fixed Income Portfolio, Dimensional VA Global Bond Portfolio, DFA Social Fixed Income Portfolio, DFA Diversified Fixed Income Portfolio, Global Small Company Portfolio, International High Relative Profitability Portfolio, Dimensional VA Equity Allocation Portfolio, DFA Global Core Plus Fixed Income Portfolio, Emerging Markets Sustainability Core 1 Portfolio, Emerging Markets Targeted Value Portfolio, DFA Global Sustainability Fixed Income Portfolio, Dimensional VA International Value Portfolio, Global Social Core Equity Portfolio, DFA Global Core Plus Real Return Portfolio, Emerging Markets ex China Core Equity Portfolio, and Dimensional World ex U.S. Sustainability Targeted Value Portfolio, each a series of the Registrant, is Dimensional Fund Advisors Ltd. (“DFAL”). DFAL has its principal place of business is 20 Triton Street, Regent’s Place, London, NW13BF, United Kingdom. Additional information as to the DFAL and the directors and officers of DFAL is included in the DFAL’s Form ADV filed with the Commission (File No. 801-40136), which is incorporated herein by reference and sets forth the officers and directors of DFAL and information as to any business, profession, vocation or employment or a substantial nature engaged in by those officers and directors during the past two years.

(c) The Sub-Advisor for the Dimensional VA International Small Portfolio, International Core Equity 2 Portfolio, Emerging Markets Social Core Equity Portfolio, DFA International Real Estate Securities Portfolio, International Sustainability Core 1 Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Global Real Estate Securities Portfolio, International Vector Equity Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA International Small Cap Value Portfolio, Large Cap International Portfolio, Emerging Markets Core Equity 2 Portfolio, World ex U.S. Value Portfolio, DFA Commodity Strategy Portfolio, DFA Investment Grade Portfolio, World Core Equity Portfolio, DFA LTIP Portfolio, Selectively Hedged Global Equity Portfolio, DFA International Government Fixed Income Portfolio, International Social Core Equity Portfolio, World ex U.S. Targeted Value Portfolio, International Large Cap Growth Portfolio, International Small Cap Growth Portfolio, World ex U.S. Core Equity Portfolio, DFA Short-Duration Real Return Portfolio, DFA Targeted Credit Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Portfolio, DFA Five-Year Global Portfolio, Dimensional VA Short-Term Fixed Income Portfolio, Dimensional VA Global Bond Portfolio, DFA Social Fixed Income Portfolio, DFA Diversified Fixed Income Portfolio, Global Small Company Portfolio, International High Relative Profitability Portfolio,

Dimensional VA Equity Allocation Portfolio, DFA Global Core Plus Fixed Income Portfolio, Emerging Markets Sustainability Core 1 Portfolio, Emerging Markets Targeted Value Portfolio, DFA Global Sustainability Fixed Income Portfolio, Dimensional VA International Value Portfolio, Global Social Core Equity Portfolio, DFA Global Core Plus Real Return Portfolio, Emerging Markets ex China Core Equity Portfolio, and Dimensional World ex U.S. Sustainability Targeted Value Portfolio, each a series of the Registrant, is DFA Australia Limited (“DFA Australia”). DFA Australia has its principal place of business is Level 43 Gateway, 1 MacQuarie Place, Sydney, New South Wales 2000, Australia. Additional information as to DFA Australia and the directors and officers of DFA Australia is included in DFA Australia’s Form ADV filed with the Commission (File No. 801-48036), which is incorporated herein by reference and sets forth the officers and directors of DFA Australia and information as to any business, profession, vocation or employment or a substantial nature engaged in by those officers and directors during the past two years.

ITEM 32. PRINCIPAL UNDERWRITERS.

(a) DFA Securities LLC, (“DFAS”) is the principal underwriter for the Registrant. DFAS also serves as principal underwriter for The DFA Investment Trust Company, Dimensional Emerging Markets Value Fund, Dimensional Investment Group Inc., Dimensional ETF Trust, and Dimensional Funds Trust.

(b) The following table sets forth information as to the Distributor’s Officers, Partners and Control Persons. The address of each officer is 6300 Bee Cave Road, Austin, Texas 78746:

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Fund
Ryan P. Buechner	Not Applicable	Vice President and Assistant Secretary
David P. Butler	Co-Chief Executive Officer	Co-Chief Executive Officer and Director
Stephen A. Clark	Executive Vice President	Executive Vice President
Bernard J. Grzelak	Vice President, Chief Financial Officer, and Treasurer	Vice President
Jeff J. Jeon	Vice President	Vice President
Joy L. Lopez	Not Applicable	Vice President and Assistant Treasurer
Kenneth M. Manell	Not Applicable	Vice President
Jan Miller	Not Applicable	Vice President, Chief Financial Officer and Treasurer
Catherine L. Newell	Executive Vice President, Secretary and General Counsel	President and General Counsel
Selwyn Notelovitz	Vice President and Chief Compliance Officer	Vice President
Carolyn S. Lee	Vice President and Assistant Secretary	Vice President and Secretary
Randy C. Olson	Vice President	Chief Compliance Officer
Gerard K. O’Reilly	Co-Chief Executive Officer and Co-Chief Investment Officer	Co-Chief Executive Officer, Co-Chief Investment Officer, Chairman and Director
Savina B. Rizova	Vice President and Co-Chief Investment Officer	Co-Chief Investment Officer
James J. Taylor	Not Applicable	Vice President and Assistant Treasurer
Dimensional Fund Advisors LP	Sole Member	Not Applicable

(c) Not applicable.

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS.

The accounts and records of the Registrant are located at the office of the Registrant and at additional locations, as follows:

Name	Address
DFA Investment Dimensions Group Inc.	6300 Bee Cave Road, Building One Austin, TX 78746

State Street Bank and Trust Company	One Congress Street, Suite 1, Boston, MA 02114-2016

Citibank, N.A.	111 Wall Street New York, New York 10005

SS&C GIDS, Inc.	1055 Broadway Boulevard Kansas City, MO 64105

ITEM 34. MANAGEMENT SERVICES.

None.

ITEM 35. UNDERTAKINGS.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment Nos. 268/270 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Austin, the State of Texas, as of this 28th day of August, 2026.

DFA INVESTMENT DIMENSIONS GROUP INC.
(Registrant)
By:	/s/Catherine L. Newell*
Catherine L. Newell, President
(Signature and Title)

Pursuant to the requirements of the Securities Act of 1933, Post-Effective Amendment Nos. 268/270 to this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Gerard K. O’Reilly*	Co-Chief Executive Officer, Co-Chief Investment Officer, Chairman and Director	August 28, 2026
Gerard K. O’Reilly

/s/ David P. Butler* David P. Butler	Co-Chief Executive Officer and Director	August 28, 2026

/s/ Jan Miller* Jan Miller	Chief Financial Officer (Principal Financial Officer), Treasurer (Principal Accounting Officer) and Vice President	August 28, 2026

/s/ Reena Aggarwal*	Director	August 28, 2026
Reena Aggarwal

/s/ Douglas W. Diamond*	Director	August 28, 2026
Douglas W. Diamond

/s/ Darrell Duffie*	Director	August 28, 2026
Darrell Duffie

/s/ Francis A. Longstaff*	Director	August 28, 2026
Francis A. Longstaff

/s/ Stefan Nagel*	Director	August 28, 2026
Stefan Nagel

/s/ Abbie J. Smith*	Director	August 28, 2026
Abbie J. Smith

/s/ Heather E. Tookes*	Director	August 28, 2026
Heather E. Tookes

/s/ Ingrid M. Werner*	Director	August 28, 2026
Ingrid M. Werner

* By: /s/ Ryan P. Buechner

Ryan P. Buechner

Attorney-in-Fact (Pursuant to a Power-of-Attorney)

EXHIBIT LIST
Exhibit No.	Description
EX-28.d.1.jjjj	Amended and Restated Investment Management Agreement
EX-28.d.1.pppp	Amended and Restated Investment Management Agreement
EX-28.h.5.k	Fee Waiver and Expense Assumption Agreement
EX-28.h.5.l	Fee Waiver and Expense Assumption Agreement
EX-28.i.1	Legal Opinion of Stradley Ronon Stevens & Young, LLP
EX-28.j.1	Consent of Independent Registered Public Accounting Firm